                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                Investment Company Act File number    811-21265
                                                   ------------

                    PowerShares Exchange-Traded Fund Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                            301 W. Roosevelt Road
                              Wheaton, IL 60187
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                H. Bruce Bond
                            301 W. Roosevelt Road
                              Wheaton, IL 60187
               ---------------------------------------------------
                    (Name and address of agent for service)

     Registrant's telephone number, including area code:    800-983-0903
                                                        ----------------

                  Date of fiscal year end:  April 30, 2006
                                          ----------------

                 Date of reporting period:  April 30, 2006
                                          ----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2006 ANNUAL REPORT TO SHAREHOLDERS
30 APRIL 2006

POWERSHARES(TM)
XCHANGE TRADED FUNDS(TM)

POWERSHARES DYNAMIC MARKET PORTFOLIO
POWERSHARES DYNAMIC OTC PORTFOLIO
POWERSHARES FTSE RAFI US 1000 PORTFOLIO
POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO POWERSHARES AEROSPACE & DEFENSE PORTFOLIO
POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO POWERSHARES LUX NANOTECH PORTFOLIO
POWERSHARES VALUE LINE TIMELINESS(TM) SELECT PORTFOLIO POWERSHARES WATER RESOURCES PORTFOLIO
POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO
POWERSHARES ZACKS MICRO CAP PORTFOLIO
POWERSHARES ZACKS SMALL CAP PORTFOLIO
POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO
POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS PORTFOLIO POWERSHARES DYNAMIC INSURANCE PORTFOLIO
POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO POWERSHARES DYNAMIC MEDIA PORTFOLIO
POWERSHARES DYNAMIC NETWORKING PORTFOLIO
POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO
POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO
POWERSHARES DYNAMIC RETAIL PORTFOLIO
POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO
POWERSHARES DYNAMIC SOFTWARE PORTFOLIO
POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS PORTFOLIO POWERSHARES DYNAMIC UTILITIES PORTFOLIO

TABLE OF CONTENTS

Shareholder Letter                                                             4
Managers' Analysis                                                             5
Funds' Distribution History                                                   82
Frequency Distribution of Discounts & Premiums                                84
Fees and Expenses                                                             86

BROAD MARKET PORTFOLIOS

Schedule of Investments
   PowerShares Dynamic Market Portfolio                                       92
   PowerShares Dynamic OTC Portfolio                                          94
   PowerShares FTSE RAFI US 1000 Portfolio                                    96
Statements of Assets and Liabilities                                         107
Statements of Operations                                                     108
Statements of Changes in Net Assets                                          109
Financial Highlights                                                         110

STYLE PORTFOLIOS

Schedule of Investments
   PowerShares Dynamic Large Cap Growth Portfolio.                           112
   PowerShares Dynamic Large Cap Value Portfolio                             113
   PowerShares Dynamic Mid Cap Growth Portfolio                              114
   PowerShares Dynamic Mid Cap Value Portfolio                               116
   PowerShares Dynamic Small Cap Growth Portfolio                            118
   PowerShares Dynamic Small Cap Value Portfolio                             120
Statements of Assets and Liabilities                                         122
Statements of Operations                                                     124
Statements of Changes in Net Assets                                          126
Financial Highlights                                                         128

DIVIDEND INCOME PORTFOLIOS

Schedule of Investments
   PowerShares Dynamic Dividend Achievers(TM) Portfolio                      131
   PowerShares High Yield Equity Dividend Achievers(TM) Portfolio            135
   PowerShares Dynamic High Growth Rate Dividend Achievers(TM) Portfolio     136
   PowerShares Dynamic International Dividend Achievers(TM) Portfolio        138
Statements of Assets and Liabilities                                         140
Statements of Operations                                                     141
Statements of Changes in Net Assets                                          142
Financial Highlights                                                         143

SPECIALTY PORTFOLIOS

Schedule of Investments
    PowerShares Aerospace & Defense Portfolio                                145
    PowerShares Golden Dragon Halter USX China Portfolio                     146
    PowerShares Lux Nanotech Portfolio                                       147
    PowerShares Value Line Timeliness(TM) Select Portfolio                   148
    PowerShares Water Resources Portfolio                                    149
    PowerShares WilderHill Clean Energy Portfolio                            150
    PowerShares Zacks Micro Cap Portfolio                                    151
    PowerShares Zacks Small Cap Portfolio                                    156
Statements of Assets and Liabilities                                         160
Statements of Operations                                                     162
Statements of Changes in Net Assets                                          164
Financial Highlights                                                         166

INDUSTRY PORTFOLIOS

Schedule of Investments
   PowerShares Dynamic Biotechnology & Genome Portfolio                      170
   PowerShares Dynamic Building & Construction Portfolio                     171
   PowerShares Dynamic Energy Exploration & Production Portfolio             172
   PowerShares Dynamic Food & Beverage Portfolio                             173
   PowerShares Dynamic Hardware & Consumer Electronics Portfolio             174
   PowerShares Dynamic Insurance Portfolio                                   175
   PowerShares Dynamic Leisure and Entertainment Portfolio                   176
   PowerShares Dynamic Media Portfolio                                       177
   PowerShares Dynamic Networking Portfolio                                  178
   PowerShares Dynamic Oil & Gas Services Portfolio                          179
   PowerShares Dynamic Pharmaceuticals Portfolio                             180
   PowerShares Dynamic Retail Portfolio                                      181
   PowerShares Dynamic Semiconductors Portfolio                              182
   PowerShares Dynamic Software Portfolio                                    183
   PowerShares Dynamic Telecommunications & Wireless Portfolio               184
   PowerShares Dynamic Utilities Portfolio                                   185
Statements of Assets and Liabilities                                         186
Statements of Operations                                                     188
Statements of Changes in Net Assets                                          190
Financial Highlights                                                         192
Notes to Financial Statements                                                200
Report of Independent Registered Public Accounting Firm                      220
Supplemental Information (Unaudited)                                         221
Information about Advisory Agreements (Unaudited)                            225

[PHOTO H. BRUCE BOND]

TO MY FELLOW INVESTORS,

It gives me great pleasure to report on the current state of the thirty-seven
(37) funds comprising the PowerShares Exchange-Traded Fund Trust and to thank you for your confidence in and support of PowerShares Capital Management LLC as the adviser of the funds.

PowerShares Exchange-Traded Fund Trust (the "PowerShares Exchange-Traded Fund(s)") has experienced exceptional growth over the last fiscal year, more than tripling the number of PowerShares funds offered in the marketplace from 11 to 37 funds. Of the 26 new exchange-traded funds offered, 25 funds are listed on the AMEX, while the remaining FTSE RAFI US 1000 Portfolio constitutes our first listing on the New York Stock Exchange. During this fiscal period, new assets have increased at an even faster rate than new product offerings, with assets under management growing from $1 billion to over $6 billion.

This phenomenal growth demonstrates PowerShares Exchange-Traded Funds' leadership role in the ETF marketplace. Additionally, it reveals investors' and advisors' interest in intelligent ETFs, their developing knowledge about quantitative asset management strategies as a value-added approach in their portfolios, as well as their comfort with and understanding of the operational structure of ETFs. Further contributing to our growth and visibility has been the performance of our first two funds (PWC and PWO), which listed on 5/01/2003 and recently crossed their three year anniversary on 4/30/2006.

In the future, we plan to continue educating investors about the benefits of PowerShares Exchange-Traded Funds and to provide exceptional advisory services for our Funds. With this goal in mind, on January 23rd, 2006 PowerShares agreed to be acquired by AMVESCAP PLC. AMVESCAP is one of the largest independent asset management firms in the world with 5,586 employees, located in 19 different countries with $414.6 billion in assets under management as of 6/8/2006. They also have tremendous international presence and distribution capabilities, which PowerShares will seek to leverage in order to introduce products around the globe. AIM Investments Distribution group (an affiliate of AMVESCAP) alone has 500 individuals covering every major financial distribution channel. We also plan to integrate many of our resources and infrastructure, allowing us to introduce additional PowerShares funds to the market while continuing to provide exceptional asset management.

On behalf of PowerShares and the Board of Trustees for the PowerShares Exchange-Traded Fund Trust, I want to thank you for your participation in the PowerShares Exchange-Traded Fund family of ETFs. We look forward to serving you in the future.

Highest Regards,

/s/ H. Bruce Bond

H. Bruce Bond
President and Chairman of the Board of Trustees
PowerShares Exchange-Traded Fund Trust

MANAGERS' ANALYSIS

THE MARKET ENVIRONMENT

Over the prior year, the U.S. marketplace proved to be fertile ground, continuing to reward equity investors. A turning job market and solid economy helped investors cast aside any memory of recession and turn their focus to strong financial results for many U.S. corporations. Although the much anticipated large cap rally never fully materialized, small and mid cap growth stocks continued their torrid pace.

Spiking commodity prices helped energy, coal and steel companies post spectacular results, although creating concerns that the equity rally could be dampened by the threat of inflation. Media, U.S. automobile makers, pharmaceutical and healthcare facility stocks lagged the overall market.

Bond prices struggled as the Fed continued its hawkish policy on rates, increasing overnight borrowing rates throughout the reporting period. All eyes are on new Fed Chairman Ben Bernanke to see if he can ease inflation concerns and control rising commodity prices without stalling the economy.

POWERSHARES DYNAMIC MARKET PORTFOLIO (TICKER: PWC)

The PowerShares Dynamic Market Portfolio completed another impressive year, building on already solid results from its prior two years.

Over the prior twelve months, the PowerShares Dynamic Market Portfolio returned 23.30%, while the S&P 500(R) Index returned 15.40%. Large cap value stocks were the biggest contributors to overall performance, although mid cap growth and small cap stocks within the Fund posted the strongest results. Financial, energy and technology stocks contributed the most to performance, while consumer staples and utilities contributed least, although posting solid results. The Fund has not paid any capital gains distributions for the life of the Fund.

Relative to the broad U.S. market, the Fund benefited from over-weighting insurance stocks and from under-weighting pharmaceutical and media stocks. Stock selection was most effective in large cap value names, and the Fund also benefited from allocating more to mid and small cap stocks when compared to conventional cap-weighted benchmarks which tend to allocate a disproportionate amount to the largest companies.

The PowerShares Dynamic Market Portfolio bases its stock selection, portfolio management, and asset allocation decisions on an enhanced index called the Dynamic Market Intellidex(SM) Index. The Fund utilized a direct Index replication method during the reporting period (less fees and expenses).

The Index's investment decisions are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today.

Domestic companies are evaluated for inclusion in the Index across numerous investment criteria, including fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of a company's overall investment potential. Securities identified by the methodology that possess the greatest capital appreciation potential are selected for the Index and incorporated into the Fund by the portfolio manager.

POWERSHARES DYNAMIC MARKET PORTFOLIO (TICKER: PWC)

FUND PERFORMANCE HISTORY (%)                               AS OF 30 APRIL 2006

                                              AVG. ANN.        FUND INCEPTION
                                               1 YEAR      AVG ANN     CUMULATIVE
INDEX
DYNAMIC MARKET INTELLIDEX                       23.75       22.71        84.76
S&P 500(R) INDEX                                15.40       14.69        50.87
RUSSELL 3000 INDEX                              18.08       16.49        58.09

FUND
NAV                                             23.30       21.81        80.72
SHARE PRICE RETURN                              23.40       21.76        80.53

FUND INCEPTION: 1 MAY 2003

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P 500(R) INDEX AND THE RUSSELL 3000 INDEX ARE UNMANAGED INDEXES THAT ARE BROAD MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 500 AND 3000 WIDELY HELD COMMON STOCKS, RESPECTIVELY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS; CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC MARKET PORTFOLIO (TICKER: PWC)

GROWTH SINCE INCEPTION

[CHART]

                  POWERSHARES
                DYNAMIC MARKET     S&P 500(R)     RUSSELL 3000
                   PORTFOLIO         INDEX           INDEX
06/30/2003          $10,000         $10,000         $10,000
07/31/2003          $10,189         $10,128         $10,135
08/29/2003          $10,340         $10,306         $10,367
09/30/2003          $10,644         $10,507         $10,597
10/31/2003          $10,513         $10,396         $10,482
11/28/2003          $11,250         $10,984         $11,117
12/31/2003          $11,640         $11,080         $11,270
01/30/2004          $11,822         $11,661         $11,785
02/27/2004          $12,053         $11,875         $12,031
03/31/2004          $12,539         $12,040         $12,193
04/30/2004          $12,515         $11,859         $12,048
05/28/2004          $12,119         $11,673         $11,799
06/30/2004          $12,284         $11,833         $11,970
07/30/2004          $12,788         $12,063         $12,209
08/31/2004          $12,240         $11,664         $11,747
09/30/2004          $12,195         $11,711         $11,795
10/29/2004          $12,608         $11,838         $11,977
11/30/2004          $12,519         $12,018         $12,173
12/31/2004          $13,494         $12,505         $12,739
01/31/2005          $13,953         $12,930         $13,193
02/28/2005          $13,687         $12,615         $12,842
03/31/2005          $14,132         $12,881         $13,124
04/29/2005          $13,970         $12,652         $12,902
05/31/2005          $13,477         $12,413         $12,622
06/30/2005          $14,194         $12,808         $13,100
07/29/2005          $14,608         $12,826         $13,192
08/31/2005          $15,266         $13,301         $13,733
09/30/2005          $15,218         $13,180         $13,602
10/31/2005          $15,524         $13,286         $13,721
11/30/2005          $15,252         $13,065         $13,464
12/30/2005          $15,741         $13,559         $13,989
01/31/2006          $15,621         $13,564         $14,000
02/28/2006          $16,396         $13,923         $14,468
03/31/2006          $16,141         $13,961         $14,494
04/28/2006          $16,517         $14,135         $14,745

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

FINANCIALS                                            20.3
INFORMATION TECHNOLOGY                                16.8
CONSUMER DISCRETIONARY                                13.7
INDUSTRIALS                                           11.3
HEALTH CARE                                           11.3
CONSUMER STAPLES                                       9.0
ENERGY                                                 7.2
MATERIALS                                              4.1
UTILITIES                                              3.3
TELECOMMUNICATIONS                                     2.9
MONEY MARKET FUND                                      0.1

STYLE ALLOCATION (%)

LARGE VALUE                                          34.50
MID VALUE                                            20.76
MID GROWTH                                           15.83
LARGE GROWTH                                         14.64
SMALL VALUE                                           9.72
SMALL GROWTH                                          4.55

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

EXXON MOBIL CORP.                                     3.80
REYNOLDS AMERICAN, INC.                               3.21
GENERAL MILLS, INC.                                   3.13
NUCOR CORP.                                           3.06
PRECISION CASTPARTS CORP.                             2.85
STAPLES, INC.                                         2.59
LOCKHEED MARTIN CORP.                                 2.57
LOEWS CORP.                                           2.57
J.C. PENNEY CO., INC.                                 2.55
NATIONAL SEMICONDUCTOR CORP.                          2.54
                                                     -----
TOTAL                                                28.87
                                                     =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC OTC PORTFOLIO (TICKER: PWO)

The PowerShares Dynamic OTC Portfolio continued to outpace the Nasdaq marketplace over the reporting period, furthering its outperformance from the prior two years. Over the prior twelve months, the PowerShares Dynamic OTC Portfolio returned 26.63%, while the Nasdaq Composite returned 19.70%.

Stock selection among software and semiconductors contributed most to the Fund's performance, while selections within information technology services and communication equipment stocks lagged. Relative to the Nasdaq market, the Fund benefited from over-weightings in capital markets and information technology services stocks and from under-weightings in media and internet and multiline retail stocks.

Stock selection was most effective in large cap growth names and least effective in large cap value names. The Fund benefited from allocating more to mid cap stocks when compared to the cap-weighted Nasdaq Composite Index. The Fund has accomplished this performance without paying any capital gains distributions since the inception of the Fund.

The PowerShares Dynamic OTC Portfolio bases its stock selection, portfolio management and asset allocation decisions on an enhanced index called the Dynamic OTC Intellidex(SM) Index. The Fund utilized a direct Index replication method during the reporting period (less fees and expenses).

The Index's investment decisions are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today.

Domestic Nasdaq companies are evaluated for inclusion in the Index across numerous investment criteria, including fundamentals, valuation, timeliness and risk perspectives, providing a comprehensive determination of a company's overall investment potential. Securities identified by the methodology that possess the greatest capital appreciation potential are selected for the Index and incorporated by the portfolio manager.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                AVG. ANN.        FUND INCEPTION
                                                 1 YEAR      AVG ANN     CUMULATIVE
INDEX
DYNAMIC OTC INTELLIDEX                            27.25       24.27         91.89
NASDAQ 100 INDEX                                  20.86       16.40         57.72
NASDAQ COMPOSITE INDEX                            19.70       15.17         52.78

FUND
NAV                                               26.63       23.39         87.87
SHARE PRICE RETURN                                26.58       23.35         87.66

FUND INCEPTION: 1 MAY 2003

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE NASDAQ 100 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDEXES THAT ARE BROAD MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 100 AND APPROXIMATELY 3,300 WIDELY HELD NASDAQ STOCKS, RESPECTIVELY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS OT A GUARANTEE OF FUTURE RESULTS; CURRENT PERFORMANCE MAY BE HIGHER OR OWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FUCTUATE AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR RIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, ABSENT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC OTC PORTFOLIO (TICKER: PWO)

GROWTH SINCE INCEPTION

[CHART]

                  POWERSHARES        NASDAQ
                  DYNAMIC OTC      COMPOSITE      NASDAQ 100
                   PORTFOLIO         INDEX          INDEX
06/30/2003          $10,000         $10,000        $10,000
07/31/2003          $10,182         $10,168        $10,032
08/29/2003          $10,500         $10,872        $10,660
09/30/2003          $11,142         $11,344        $11,196
10/31/2003          $11,385         $11,197        $10,883
11/28/2003          $12,394         $12,107        $11,824
12/31/2003          $13,098         $12,283        $11,890
01/30/2004          $12,952         $12,553        $12,254
02/27/2004          $13,467         $12,947        $12,464
03/31/2004          $13,425         $12,719        $12,275
04/30/2004          $13,098         $12,496        $12,008
05/28/2004          $11,885         $12,032        $11,699
06/30/2004          $12,546         $12,449        $12,240
07/30/2004          $13,094         $12,831        $12,661
08/31/2004          $12,122         $11,826        $11,690
09/30/2004          $11,726         $11,518        $11,426
10/29/2004          $12,297         $11,886        $11,794
11/30/2004          $13,017         $12,375        $12,411
12/31/2004          $13,976         $13,139        $13,119
01/31/2005          $14,580         $13,631        $13,533
02/28/2005          $14,015         $12,923        $12,686
03/31/2005          $14,119         $12,856        $12,614
04/29/2005          $14,336         $12,527        $12,376
05/31/2005          $13,688         $12,041        $11,861
06/30/2005          $15,056         $12,960        $12,878
07/29/2005          $14,901         $12,889        $12,468
08/31/2005          $15,494         $13,690        $13,400
09/30/2005          $15,306         $13,485        $13,204
10/31/2005          $15,394         $13,483        $13,371
11/30/2005          $15,442         $13,286        $13,183
12/30/2005          $16,068         $13,991        $13,963
01/31/2006          $15,955         $13,819        $13,734
02/28/2006          $16,798         $14,448        $14,281
03/31/2006          $16,357         $14,295        $13,946
04/28/2006          $17,044         $14,661        $14,222

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

INFORMATION TECHNOLOGY                    53.7
CONSUMER DISCRETIONARY                    13.9
HEALTH CARE                               12.6
FINANCIALS                                 9.3
INDUSTRIALS                                5.5
CONSUMER STAPLES                           1.8
TELECOMMUNICATIONS                         1.5
ENERGY                                     1.1
MATERIALS                                  0.6

STYLE ALLOCATION (%)

MID GROWTH                               43.12
LARGE GROWTH                             17.67
SMALL VALUE                              14.46
SMALL GROWTH                             14.32
MID VALUE                                10.43

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

NVIDIA CORP.                              3.74
CITRIX SYSTEMS, INC.                      3.73
AUTODESK, INC.                            3.34
LAM RESEARCH CORP.                        3.29
RED HAT, INC.                             3.24
QUALCOMM, INC.                            3.20
TELLABS, INC.                             3.14
PAYCHEX, INC.                             3.14
FISERV, INC.                              3.11
ADOBE SYSTEMS, INC.                       2.95
                                         -----
TOTAL                                    32.88
                                         =====

MANAGERS' ANALYSIS

POWERSHARES FTSE RAFI US 1000 PORTFOLIO (TICKER: PRF)

The PowerShares FTSE RAFI US 1000 Portfolio ended the fiscal year impressively, outperforming the Russell 1000 Index. Since the December 19, 2005 inception, the Fund returned 5.89%, outpacing the Russell 1000 which returned 4.99%.

Top gainers in the portfolio included the telecommunication services, energy and financial sectors. Relative to the S&P 500(R) Index, the healthcare, information technology and industrial sectors generated the greatest relative outperformance.

The Fund benefited from over-weighting financial and telecommunication services and under-weighting healthcare and information technology sectors. Stock selection was most effective in the healthcare, information technology and industrial sectors.

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE RAFI US 1000 Index. The FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. U.S. equities are then weighted by each of these four fundamental measures. An overall weight is calculated for each firm by equally-weighting each fundamental measure. Each of the 1000 equities with the highest fundamental weight are then selected and assigned a weight equal to its fundamental weight.

FUND PERFORMANCE HISTORY (%)                  AS OF 30 APRIL 2006

                                                FUND INCEPTION
INDEX
FTSE RAFI US 1000                                    6.16
RUSSELL 1000 INDEX                                   4.99

FUND
NAV                                                  5.89
SHARE PRICE RETURN                                   6.25

FUND INCEPTION: 19 DECEMBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE RUSSELL 1000 INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 1000 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES FTSE RAFI US 1000 PORTFOLIO (TICKER: PRF)

GROWTH SINCE INCEPTION

[CHART]

                POWERSHARES
             FTSE RAFI US 1000     RUSSELL 1000
                 PORTFOLIO            INDEX
01/31/2006        $10,000            $10,000
02/28/2006        $10,314            $10,280
03/31/2006        $10,365            $10,303
04/28/2006        $10,479            $10,449

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

FINANCIALS                                           24.5
CONSUMER DISCRETIONARY                               13.5
INDUSTRIALS                                          10.9
INFORMATION TECHNOLOGY                                9.8
CONSUMER STAPLES                                      9.7
ENERGY                                                8.9
HEALTH CARE                                           8.7
UTILITIES                                             5.9
TELECOMMUNICATIONS SERVICES                           3.9
MATERIALS                                             3.9
OTHER                                                 0.3

STYLE ALLOCATION (%)

LARGE VALUE                                         53.33
MID VALUE                                           18.22
LARGE GROWTH                                        17.84
MID GROWTH                                           6.64
SMALL VALUE                                          3.47
SMALL GROWTH                                         0.50

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

EXXON MOBIL CORP.                                    2.83
GENERAL ELECTRIC CO.                                 2.59
CITIGROUP, INC.                                      2.07
BANK OF AMERICA CORP.                                1.72
JPMORGAN CHASE & CO.                                 1.55
MICROSOFT CORP.                                      1.55
CHEVRON CORP.                                        1.52
WAL-MART STORES, INC.                                1.41
ALTRIA GROUP, INC.                                   1.28
VERIZON COMMUNICATIONS, INC.                         1.27
                                                    -----
TOTAL                                               17.79
                                                    =====

POWERSHARES DYNAMIC STYLE PORTFOLIOS

PowerShares Style Portfolios are based on enhanced indexes called Intellidexes. Their investment decisions are derived from a proprietary methodology which incorporates technically advanced and robust institutional investment research available in the marketplace today.

The Style Intellidexes apply a rigorous ten factor style isolation process to objectively segregate companies into their appropriate investment style and size universe. Next, each company considered for the Intellidex is thoroughly evaluated to determine its investment merit by analyzing numerous unique financial characteristics from four broad financial perspectives: fundamental, valuation, timeliness and risk.

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO (TICKER: PWB)

The PowerShares Dynamic Large Cap Growth Portfolio is based on the Dynamic Large Cap Growth Intellidex(SM) Index, and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Growth Portfolio posted good results during the fiscal year, returning 15.89%. Despite being the lowest performer of the style groups and still trailing its mid and small cap counterparts, decent positive performance in the large cap growth segment was a welcomed event after years of mediocre results. The largest contributors to performance were technology hardware and equipment makers, energy, retailing and diversified financial stocks; food and beverage and media stocks lagged.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
                                                1 YEAR      AVG ANN      CUMULATIVE
INDEX
DYNAMIC LARGE CAP GROWTH INTELLIDEX(SM) INDEX    16.58       9.49           11.15
DOW JONES US LARGE CAP GROWTH INDEX              10.87       4.69            5.49
RUSSELL LARGE CAP GROWTH INDEX                   15.18       8.76           10.29
S&P BARRA LARGE CAP GROWTH INDEX                 10.74       5.37            6.29

FUND
NAV                                              15.89       8.75           10.21
SHARE PRICE RETURN                               15.78       8.52           10.01

FUND INCEPTION: 3 MARCH 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES US LARGE CAP GROWTH INDEX, RUSSELL LARGE CAP GROWTH INDEX AND THE S&P BARRA LARGE CAP GROWTH INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 108 AND 600 AND 500 COMMON STOCKS, RESPECTIVELY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO (TICKER: PWB)

GROWTH SINCE INCEPTION

[CHART]

                 POWERSHARES         DOW JONES                       S&P BARRA
               DYNAMIC LARGE CAP   US LARGE CAP     RUSSELL 1000     LARGE CAP
               GROWTH PORTFOLIO    GROWTH INDEX     GROWTH INDEX    GROWTH INDEX
04/29/2005         $10,000            $10,000          $10,000         $10,000
05/31/2005         $ 9,664            $ 9,781          $ 9,810         $ 9,826
06/30/2005         $10,288            $10,235          $10,284         $10,141
07/29/2005         $10,192            $10,096          $10,246         $10,015
08/31/2005         $10,665            $10,585          $10,747         $10,446
09/30/2005         $10,493            $10,422          $10,609         $10,333
10/31/2005         $10,562            $10,426          $10,658         $10,393
11/30/2005         $10,446            $10,382          $10,554         $10,229
12/30/2005         $10,973            $10,836          $11,009         $10,620
01/31/2006         $10,870            $10,711          $10,975         $10,543
02/28/2006         $11,220            $10,909          $11,167         $10,741
03/31/2006         $11,151            $10,807          $11,150         $10,703
04/28/2006         $11,337            $10,903          $11,314         $10,851

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

INFORMATION TECHNOLOGY                    31.4
HEALTH CARE                               20.9
CONSUMER DISCRETIONARY                    12.1
INDUSTRIALS                               11.7
ENERGY                                    10.4
FINANCIALS                                 7.2
CONSUMER STAPLES                           6.2
MONEY MARKET FUND                          0.0
OTHER                                      0.1

STYLE ALLOCATION (%)

LARGE GROWTH                            100.00

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

SCHLUMBERGER LTD. (NETHERLANDS)           3.93
BOEING CO.                                3.75
QUALCOMM, INC.                            3.63
UNITED PARCEL SERVICE, INC., CLASS B      3.58
CISCO SYSTEMS, INC.                       3.53
NEWS CORP., INC., CLASS A                 3.51
APPLE COMPUTER, INC.                      3.26
MOTOROLA, INC.                            3.25
GENENTECH, INC.                           3.18
PROCTER & GAMBLE CO.                      3.14
                                         -----
TOTAL                                    34.76
                                         =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO (TICKER: PWV)

The PowerShares Dynamic Large Cap Value Portfolio is based on the Dynamic Large Cap Value Intellidex(SM) Index, and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Large Cap Value Portfolio performed very well during the fiscal year, posting a 21.71% return. The Fund's strong performance was still not enough to catch some of its mid and small cap counterparts. It did outperform large cap growth, a trend not followed in the mid and small cap segments, where growth outperformed value. Energy, financials and insurance companies contributed most to performance, while autos, commercial services and household product stocks underperformed.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
                                             1 YEAR       AVG ANN       CUMULATIVE
INDEX
DYNAMIC LARGE CAP VALUE INTELLIDEX INDEX      22.59        15.99           18.89
DOW JONES US LARGE CAP VALUE INDEX            11.94         6.94            8.14
RUSSELL LARGE CAP VALUE INDEX                 18.30        11.83           13.93
S&P BARRA LARGE CAP VALUE INDEX               20.00        12.50           14.73

FUND
NAV                                           21.71        15.27           17.90
SHARE PRICE RETURN                            21.44        14.94           17.64

FUND INCEPTION: 3 MARCH 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES US LARGE CAP VALUE INDEX, RUSSELL LARGE CAP VALUE INDEX AND THE S&P BARRA LARGE CAP VALUE INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 130, 600 AND 300 COMMON STOCKS, RESPECTIVELY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE 0BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO (TICKER: PWV)

GROWTH SINCE INCEPTION

[CHART]

                 POWERSHARES       DOW JONES US                       S&P BARRA
              DYNAMIC LARGE CAP     LARGE CAP      RUSSELL 1000       LARGE CAP
               VALUE PORTFOLIO     VALUE INDEX      VALUE INDEX      VALUE INDEX
04/29/2005         $10,000           $10,000           $10,000         $10,000
05/31/2005         $ 9,831           $ 9,894           $ 9,821         $ 9,796
06/30/2005         $10,024           $10,009           $10,057         $10,106
07/29/2005         $10,230           $10,056           $10,167         $10,258
08/31/2005         $10,602           $10,246           $10,462         $10,579
09/30/2005         $10,663           $10,177           $10,416         $10,500
10/31/2005         $10,865           $10,314           $10,562         $10,609
11/30/2005         $10,656           $10,086           $10,294         $10,424
12/30/2005         $10,926           $10,347           $10,632         $10,814
01/31/2006         $10,899           $10,375           $10,696         $10,896
02/28/2006         $11,291           $10,635           $11,111         $11,264
03/31/2006         $11,386           $10,684           $11,179         $11,360
04/28/2006         $11,521           $10,794           $11,331         $11,486

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

FINANCIALS                                 35.9
INDUSTRIALS                                12.9
ENERGY                                     11.3
INFORMATION TECHNOLOGY                      7.9
HEALTH CARE                                 7.5
CONSUMER STAPLES                            6.0
UTILITIES                                   5.4
CONSUMER DISCRETIONARY                      5.3
TELECOMMUNICATION SERVICES                  4.6
MATERIALS                                   3.1
MONEY MARKET FUND                           0.0
OTHER                                       0.1

STYLE ALLOCATION (%)

LARGE VALUE                              100.00

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

3M CO.                                     3.76
BANK OF AMERICA CORP.                      3.56
CONOCOPHILLIPS                             3.53
CITIGROUP, INC.                            3.46
WELLS FARGO & CO.                          3.46
EXXON MOBIL CORP.                          3.42
WACHOVIA CORP.                             3.41
GENERAL ELECTRIC CO.                       3.37
INTERNATIONAL BUSINESS MACHINES CORP.      3.33
HEWLETT-PACKARD CO.                        3.25
                                          -----
TOTAL                                     34.55
                                          =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO (TICKER: PWJ)

The PowerShares Dynamic Mid Cap Growth Portfolio is based on the Dynamic Mid Cap Growth Intellidex(SM) Index, and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Growth Portfolio performed the best of the six PowerShares style funds, posting a 34.99% return for the period. Healthcare equipment and services, diversified financials, retail and material stocks contributed strongly; household products, media and apparel stocks trailed.

FUND PERFORMANCE HISTORY (%)                               AS OF 30 APRIL 2006

                                                            FUND INCEPTION
                                           1 YEAR       AVG ANN       CUMULATIVE
INDEX
DYNAMIC MID CAP GROWTH INTELLIDEX INDEX     36.26        22.28           26.44
DOW JONES US MID CAP GROWTH INDEX           31.54        19.76           23.41
RUSSELL MID CAP GROWTH INDEX                28.27        17.58           20.79
S&P BARRA MID CAP GROWTH INDEX              28.86        18.03           21.33

FUND
NAV                                         34.99        21.36           25.15
SHARE PRICE RETURN                          35.10        21.10           25.02

FUND INCEPTION: 3 MARCH 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES US MID CAP GROWTH INDEX, RUSSELL MID CAP GROWTH INDEX AND THE S&P BARRA MID CAP GROWTH INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 210, 500 AND 250 COMMON STOCKS, RESPECTIVELY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO (TICKER: PWJ)

GROWTH SINCE INCEPTION

[CHART]

                POWERSHARES        DOW JONES        RUSSELL         S&P BARRA
               DYNAMIC MID CAP     US MID CAP       MID CAP          MID CAP
              GROWTH PORTFOLIO    GROWTH INDEX    GROWTH INDEX     GROWTH INDEX
04/29/2005        $10,000            $10,000        $10,000           $10,000
05/31/2005        $ 9,569            $ 9,577        $ 9,604           $ 9,597
06/30/2005        $10,217            $10,139        $10,154           $10,182
07/29/2005        $10,659            $10,400        $10,343           $10,366
08/31/2005        $11,024            $10,998        $10,947           $10,874
09/30/2005        $11,045            $11,025        $10,880           $10,754
10/31/2005        $11,356            $11,251        $11,021           $10,820
11/30/2005        $11,238            $10,968        $10,696           $10,667
12/30/2005        $11,818            $11,489        $11,277           $11,264
01/31/2006        $12,073            $11,629        $11,400           $11,352
02/28/2006        $12,625            $12,354        $12,083           $12,016
03/31/2006        $12,508            $12,161        $11,934           $11,929
04/28/2006        $12,929            $12,567        $12,268           $12,250

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

INFORMATION TECHNOLOGY                            21.8
INDUSTRIALS                                       20.0
CONSUMER DISCRETIONARY                            19.1
HEALTH CARE                                       13.2
FINANCIALS                                         9.0
MATERIALS                                          7.7
TELECOMMUNICATION SERVICES                         3.7
UTILITIES                                          3.5
ENERGY                                             1.3
MONEY MARKET FUND                                  0.7

STYLE ALLOCATION (%)

MID GROWTH                                      100.00

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

NVIDIA CORP.                                      3.91
FREEPORT-MCMORAN COPPER & GOLD, INC., CLASS B     3.82
AUTODESK, INC.                                    3.49
NATIONAL SEMICONDUCTOR CORP.                      3.41
EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.      3.38
HILTON HOTELS CORP.                               3.37
FLUOR CORP.                                       3.31
INTERNATIONAL GAME TECHNOLOGY                     3.24
ROCKWELL AUTOMATION, INC.                         3.18
ECOLAB, INC.                                      3.16
                                                 -----
TOTAL                                            34.27
                                                 =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO (TICKER: PWP)

The PowerShares Dynamic Mid Cap Value Portfolio is based on the Dynamic Mid Cap Value Intellidex(SM) Index, and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Mid Cap Value Portfolio posted good results during the fiscal year, returning 20.85%, putting it in the middle of the pack as far as the PowerShares style funds. Financial stocks, including insurance and banks, contributed most to performance along with basic materials and capital goods stocks benefiting from construction spending and the escalating costs of steel and other basic materials. Food and beverage and apparel stocks lagged.

FUND PERFORMANCE HISTORY (%)                           AS OF 30 APRIL 2006

                                                         FUND INCEPTION
                                          1 YEAR     AVG ANN     CUMULATIVE
INDEX
DYNAMIC MID CAP VALUE INTELLIDEX INDEX     22.20      14.67        17.32
DOW JONES US MID CAP VALUE INDEX           19.12      11.71        13.79
RUSSELL MID CAP VALUE INDEX                24.75      16.86        19.94
S&P BARRA MID CAP VALUE INDEX              27.70      17.53        20.74

FUND
NAV                                        20.85      13.62        15.95
SHARE PRICE RETURN                         20.93      13.31        15.70

FUND INCEPTION: 3 MARCH 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES US MID CAP VALUE INDEX, RUSSELL MID CAP VALUE INDEX AND S&P BARRA MID CAP VALUE INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 229, 500 AND 300 COMMON STOCKS, RESPECTIVELY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO (TICKER: PWP)

GROWTH SINCE INCEPTION

[CHART]

                POWERSHARES       DOW JONES       RUSSELL       S&P BARRA
              DYNAMIC MID CAP    US MID CAP       MID CAP        MID CAP
              VALUE PORTFOLIO    VALUE INDEX    VALUE INDEX    VALUE INDEX
04/29/2005        $10,000          $10,000        $10,000        $10,000
05/31/2005        $ 9,652          $ 9,759        $ 9,736        $ 9,625
06/30/2005        $10,134          $10,197        $10,139        $10,198
07/29/2005        $10,328          $10,453        $10,470        $10,486
08/31/2005        $10,802          $10,947        $10,969        $11,074
09/30/2005        $10,575          $10,780        $10,883        $10,949
10/31/2005        $10,668          $10,819        $11,031        $11,052
11/30/2005        $10,521          $10,401        $10,693        $10,728
12/30/2005        $10,983          $10,811        $11,070        $11,172
01/31/2006        $10,996          $10,913        $11,178        $11,238
02/28/2006        $11,324          $11,377        $11,663        $11,906
03/31/2006        $11,370          $11,375        $11,773        $11,791
04/28/2006        $11,390          $11,521        $12,030        $12,061

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

FINANCIALS                                   43.4
INDUSTRIALS                                  11.2
CONSUMER STAPLES                             10.9
UTILITIES                                    10.8
INFORMATION TECHNOLOGY                        9.2
CONSUMER DISCRETIONARY                        7.1
MATERIALS                                     5.6
ENERGY                                        0.7
MONEY MARKET FUND                             0.6
HEALTH CARE                                   0.5

STYLE ALLOCATION (%)

MID VALUE                                  100.00

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

FREESCALE SEMICONDUCTOR, INC., CLASS B       3.85
COMPUTER SCIENCES CORP.                      3.55
COOPER INDUSTRIES LTD., CLASS A (BERMUDA)    3.54
AMBAC FINANCIAL GROUP, INC.                  3.52
AON CORP.                                    3.44
M&T BANK CORP.                               3.41
PACCAR, INC.                                 3.36
CAMPBELL SOUP CO.                            3.35
CNA FINANCIAL CORP.                          3.33
LINCOLN NATIONAL CORP.                       3.27
                                            -----
TOTAL                                       34.62
                                            =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO (TICKER: PWT)

The PowerShares Dynamic Small Cap Growth Portfolio is based on the Dynamic Small Cap Growth Intellidex(SM) Index, and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Growth Portfolio posted the second strongest results of the six PowerShares style funds during the fiscal year, returning 33.17%. Benefiting from a lower tax base and improved consumer confidence, small cap growth stocks charged forward, led primarily by technology names such as computer software and services stocks as well as computer hardware companies. Healthcare equipment and services companies as well as industrial stocks also benefited from the economic recovery. Materials, media and personal products stocks lagged.

FUND PERFORMANCE HISTORY (%)                               AS OF 30 APRIL 2006

                                                              FUND INCEPTION
                                                1 YEAR    AVG ANN    CUMULATIVE
INDEX
DYNAMIC SMALL CAP GROWTH INTELLIDEX(SM) INDEX    33.74     19.54        23.14
DOW JONES US SMALL CAP GROWTH INDEX              28.33     16.09        19.02
RUSSELL SMALL CAP GROWTH INDEX                   36.13     18.80        22.26
S&P BARRA SMALL CAP GROWTH INDEX                 29.66     14.90        17.59

FUND
NAV                                              33.17     19.16        22.52
SHARE PRICE RETURN                               33.72     18.89        22.37

FUND INCEPTION: 3 MARCH 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES US SMALL CAP GROWTH INDEX, RUSSELL SMALL CAP GROWTH INDEX AND THE S&P BARRA SMALL CAP GROWTH INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 305, 1300 AND 350 COMMON STOCKS, RESPECTIVELY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO (TICKER: PWT)

GROWTH SINCE INCEPTION

[CHART]

                POWERSHARES          DOW JONES                       S&P BARRA
              DYNAMIC SMALL CAP     US SMALL CAP    RUSSELL 2000     SMALL CAP
              GROWTH PORTFOLIO      GROWTH INDEX    GROWTH INDEX    GROWTH INDEX
04/29/2005        $10,000              $10,000         $10,000        $10,000
05/31/2005        $ 9,427              $ 9,583         $ 9,364        $ 9,432
06/30/2005        $10,211              $10,109         $10,024        $10,114
07/29/2005        $10,539              $10,330         $10,348        $10,378
08/31/2005        $11,138              $10,951         $11,071        $11,015
09/30/2005        $11,104              $10,820         $10,915        $10,902
10/31/2005        $11,254              $10,868         $11,002        $11,065
11/30/2005        $10,716              $10,527         $10,595        $10,677
12/30/2005        $11,295              $11,125         $11,195        $11,193
01/31/2006        $11,431              $11,130         $11,178        $11,089
02/28/2006        $12,290              $11,949         $12,257        $11,913
03/31/2006        $12,181              $11,868         $12,191        $11,776
04/28/2006        $12,515              $12,376         $12,784        $12,343

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

INFORMATION TECHNOLOGY                    31.2
INDUSTRIALS                               21.5
HEALTH CARE                               16.1
FINANCIALS                                10.7
ENERGY                                     8.4
CONSUMER DISCRETIONARY                     8.3
TELECOMMUNICATIONS                         2.9
UTILITIES                                  0.9

STYLE ALLOCATION (%)

SMALL GROWTH                            100.00

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

KIRBY CORP.                               2.88
VERIFONE HOLDINGS, INC.                   2.74
ACTUANT CORP., CLASS A                    2.72
VERITAS DGC, INC.                         2.68
NETFLIX, INC.                             2.67
CYMER, INC.                               2.65
MEDICIS PHARMACEUTICAL CORP., CLASS A     2.60
PHILLIPS-VAN HEUSEN CORP.                 2.54
WABTEC CORP.                              2.53
GREENHILL & CO., INC.                     2.52
                                         -----
TOTAL                                    26.53
                                         =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO (TICKER: PWY)

The PowerShares Dynamic Small Cap Value Portfolio is based on the Dynamic Small Cap Value Intellidex(SM) Index, and seeks to provide capital appreciation while maintaining consistent and stylistically accurate exposure.

The PowerShares Dynamic Small Cap Value Portfolio posted impressive results during the fiscal year, returning 24.20%. Financial, industrial and retail stocks contributed the most to the Fund's performance. Small cap energy and basic material stocks surged ahead, benefiting from ever-increasing commodity prices. Media and household product names had a slightly negative contribution to the Fund's performance.

FUND PERFORMANCE HISTORY (%)                                AS OF 30 APRIL 2006

                                                              FUND INCEPTION
                                                1 YEAR     AVG ANN    CUMULATIVE
INDEX
DYNAMIC SMALL CAP VALUE INTELLIDEX(SM) INDEX     25.26      12.53        14.77
DOW JONES US SMALL CAP VALUE INDEX               29.16      16.08        19.00
RUSSELL SMALL CAP VALUE INDEX                    30.85      17.23        20.38
S&P BARRA SMALL CAP VALUE INDEX                  33.17      18.92        22.41

FUND
NAV                                              24.20      11.73        13.72
SHARE PRICE RETURN                               24.39      11.43        13.45

FUND INCEPTION: 3 MARCH 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES US SMALL CAP VALUE INDEX, RUSSELL SMALL CAP VALUE INDEX AND THE S&P BARRA SMALL CAP VALUE INDEX ARE UNMANAGED INDEXES THAT ARE BROAD-MEASUREMENTS OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 373, 1300 AND 350 COMMON STOCKS, RESPECTIVELY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO (TICKER: PWY)

GROWTH SINCE INCEPTION

[CHART]

                 POWERSHARES        DOW JONES                       S&P BARRA
              DYNAMIC SMALL CAP    US SMALL CAP    RUSSELL 2000     SMALL CAP
               VALUE PORTFOLIO     VALUE INDEX      VALUE INDEX    VALUE INDEX
04/29/2005         $10,000           $10,000          $10,000        $10,000
05/31/2005         $ 9,474           $ 9,466          $ 9,484        $ 9,451
06/30/2005         $10,242           $10,022          $10,063        $10,018
07/29/2005         $10,547           $10,357          $10,508        $10,411
08/31/2005         $11,087           $11,020          $11,105        $11,025
09/30/2005         $10,699           $10,910          $10,851        $10,815
10/31/2005         $10,775           $10,911          $10,833        $10,844
11/30/2005         $10,540           $10,585          $10,560        $10,546
12/30/2005         $10,886           $11,023          $10,989        $11,005
01/31/2006         $10,734           $11,038          $10,905        $10,904
02/28/2006         $11,412           $11,790          $11,806        $11,924
03/31/2006         $11,322           $11,819          $11,805        $11,883
04/28/2006         $11,633           $12,259          $12,377        $12,477

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

FINANCIALS                                33.9
INDUSTRIALS                               17.6
INFORMATION TECHNOLOGY                    15.2
CONSUMER DISCRETIONARY                    12.9
MATERIALS                                 11.3
CONSUMER STAPLES                           5.8
UTILITIES                                  1.3
ENERGY                                     0.9
HEALTH CARE                                0.5
TELECOMMUNICATIONS SERVICES                0.4
MONEY MARKET FUND                          0.2

STYLE ALLOCATION (%)

SMALL VALUE                             100.00

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

NORDSON CORP.                             2.65
DOWNEY FINANCIAL CORP.                    2.61
BISYS GROUP (THE), INC.                   2.60
GREIF, INC., CLASS A                      2.56
PILGRIM'S PRIDE CORP.                     2.51
TORO (THE) CO.                            2.51
CATHAY GENERAL BANCORP                    2.47
COMMERCE GROUP, INC.                      2.47
SEABOARD CORP.                            2.44
STATE AUTO FINANCIAL CORP.                2.41
                                         -----
TOTAL                                    25.23
                                         =====

MANAGERS' ANALYSIS

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PFM)

The PowerShares Dividend Achievers(TM) Portfolio is based on the Broad Dividend Achievers(TM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The Broad Dividend Achievers(TM) Index is designed to track the performance of companies that meet the requirements to be classified as "Dividend Achievers(TM)." To become eligible for inclusion in the Broad Dividend Achievers(TM) Index, a company must be incorporated in the United States or territories, trade on the New York Stock Exchange ("NYSE"), NASDAQ or AMEX, and must have raised its annual regular cash dividend payments for at least each of the last ten consecutive fiscal years.

Since the Fund's inception in September of last year, the Fund achieved a 6.45% return, reaching a peak on March 16, 2006. Much of the return was generated by the Fund's large cap companies, but relative to the overall market, both small and mid cap stocks provided higher relative performance as mid and small cap stocks continued to outpace their larger brethren. Diversified financials, manufacturing, and banking stocks performed soundly and were the biggest contributors to overall performance, while pharmaceuticals, health care equipment makers and energy stocks trailed.

FUND PERFORMANCE HISTORY (%)                AS OF 30 APRIL 2006

                                              FUND INCEPTION
INDEX
BROAD DIVIDEND ACHIEVERS(TM) INDEX                 6.85
S&P 500(R) INDEX                                   7.96

FUND
NAV                                                6.45
SHARE PRICE RETURN                                 6.53

FUND INCEPTION: 15 SEPTEMBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P 500(R) INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 500 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PFM)

GROWTH SINCE INCEPTION

[CHART]

                    POWERSHARES
               DIVIDEND ACHIEVERS(TM)       S&P 500(R)
                     PORTFOLIO                INDEX
10/31/2005            $10,000                $10,000
11/30/2005            $ 9,919                $ 9,833
12/30/2005            $10,216                $10,205
01/31/2006            $10,148                $10,209
02/28/2006            $10,297                $10,479
03/31/2006            $10,378                $10,508
04/28/2006            $10,378                $10,638

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

FINANCIALS                                  30.0
CONSUMER STAPLES                            19.5
HEALTH CARE                                 13.1
INDUSTRIALS                                 12.9
ENERGY                                       7.8
CONSUMER DISCRETIONARY                       6.5
INFORMATION TECHNOLOGY                       3.6
TELECOMMUNICATION SERVICES                   2.5
MATERIALS                                    2.3
UTILITIES                                    1.5
OTHER                                        0.3

STYLE ALLOCATION (%)

LARGE VALUE                                67.65
LARGE GROWTH                               16.35
MID VALUE                                   9.69
MID GROWTH                                  3.65
SMALL VALUE                                 2.37
SMALL GROWTH                                0.29

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

GENERAL ELECTRIC CO.                        5.13
EXXON MOBIL CORP.                           5.03
CITIGROUP, INC.                             4.75
BANK OF AMERICA CORP.                       4.43
PROCTER & GAMBLE (THE) CO.                  3.82
WAL-MART STORES, INC.                       3.58
PFIZER, INC.                                3.56
JOHNSON & JOHNSON                           3.33
AMERICAN INTERNATIONAL GROUP, INC.          3.23
ALTRIA GROUP, INC.                          2.91
                                           -----
TOTAL                                      39.77
                                           =====

MANAGERS' ANALYSIS

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PEY)

The PowerShares High Yield Equity Dividend Achievers(TM) Portfolio is based on the Mergent Dividend Achievers(TM) 50 Index. The Mergent Dividend Achievers(TM) 50 Index seeks to deliver high current income and capital appreciation. It is comprised of the fifty highest yielding companies with at least ten years of consecutive dividend increases. The Index's high dividend yield approach provides exposure to deep value companies while the long-term dividend growth requirement attempts to minimize exposure to distressed value companies. The yield weighted portfolio is rebalanced quarterly and reconstituted annually.

Navigating through a rising rate environment typically unfriendly to interest rate sensitive stocks, the Fund returned 7.92%. Banks and utilities which comprise a majority of the portfolio were the biggest contributors to overall performance, while the manufacturing and food and beverage stocks lagged. Although returns were positive for all three market cap groups, small cap stocks were the biggest contributors to the overall performance. Relative to the broad U.S. market, the Fund did not benefit from over weighting financials and utilities and underweighting energy stocks as financials and utilities underperformed and energy outperformed the U.S. equity market as a whole.

During the one year reporting period ended on April 30, 2006, the Fund paid four quarterly dividends totaling $0.47938 per share, providing a twelve month yield at the Fund's fiscal year end of 3.18%. It is important to note that beginning in May 2006, the Fund will begin making monthly distributions as opposed to quarterly distributions.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
                                              1 YEAR      AVG ANN       CUMULATIVE
INDEX
DIVIDEND ACHIEVERS(TM) 50 INDEX                 7.31        4.02            5.65
S&P 500(R) INDEX                               15.40        9.15           12.99
S&P BARRA LARGE CAP VALUE INDEX                20.00       12.36           17.67

FUND
NAV                                             7.92        4.53            6.34
SHARE PRICE RETURN                              7.88        4.44            6.26

FUND INCEPTION: 9 DECEMBER 2004

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P 500(R) INDEX & S&P BARRA LARGE CAP VALUE INDEXES ARE UNMANAGED INDEXES USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 500 & 250 COMMON STOCKS, RESPECTIVELY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PEY)

GROWTH SINCE INCEPTION

[CHART]

                     POWERSHARES                            S&P BARRA
              HIGH YIELD EQUITY DIVIDEND     S&P 500(R)     LARGE CAP
                ACHIEVERS(TM) PORTFOLIO        INDEX       VALUE INDEX
01/31/2005             $10,000                $10,000        $10,000
02/28/2005             $ 9,686                $ 9,756        $ 9,757
03/31/2005             $ 9,705                $ 9,962        $ 9,934
04/29/2005             $ 9,535                $ 9,785        $ 9,757
05/31/2005             $ 9,437                $ 9,600        $ 9,558
06/30/2005             $ 9,758                $ 9,905        $ 9,860
07/29/2005             $ 9,830                $ 9,919        $10,009
08/31/2005             $10,183                $10,287        $10,322
09/30/2005             $10,013                $10,193        $10,245
10/31/2005             $ 9,876                $10,275        $10,351
11/30/2005             $ 9,732                $10,104        $10,171
12/30/2005             $ 9,915                $10,486        $10,551
01/31/2006             $ 9,777                $10,490        $10,631
02/28/2006             $ 9,974                $10,768        $10,990
03/31/2006             $ 9,869                $10,797        $11,084
04/28/2006             $ 9,836                $10,931        $11,207

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

FINANCIALS                                48.9
UTILITIES                                 32.6
CONSUMER STAPLES                           9.1
CONSUMER DISCRETIONARY                     3.2
TELECOMMUNICATIONS                         2.4
HEALTH CARE                                2.1
MATERIAL                                   1.7
MONEY MARKET FUND                          0.1
OTHER                                     (0.1)

STYLE ALLOCATION (%)

SMALL VALUE                              49.80
MID VALUE                                25.17
LARGE VALUE                              25.03

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

PEOPLES ENERGY CORP.                      2.97
F.N.B. CORP.                              2.71
PROGRESS ENERGY, INC.                     2.70
CONSOLIDATED EDISON, INC.                 2.60
CONAGRA FOODS, INC.                       2.45
PINNACLE WEST CAPITAL CORP.               2.45
AT&T, INC.                                2.37
ATMOS ENERGY CORP.                        2.31
WASHINGTON MUTUAL, INC.                   2.30
UNIVERSAL CORP.                           2.29
                                         -----
TOTAL                                    25.15
                                         =====

MANAGERS' ANALYSIS

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PHJ)

The PowerShares High Growth Rate Dividend Achievers(TM) Portfolio is based on the High Growth Rate Dividend Achievers(TM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The High Growth Rate Dividend Achievers(TM) Index is designed to track the performance of the 100 companies with the highest annual dividend growth rate over the last 10 years that meet the requirements to be classified as "High Growth Rate Dividend Achievers(TM)." To become eligible for inclusion in the High Growth Rate Dividend Achievers(TM) Index, a company must be incorporated in the United States or its territories, trade on the NYSE, NASDAQ or AMEX, and its aggregate annual regular dividend payments must have increased consistently over the course of the last 10 or more fiscal years.

The September 2005 launch of the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio presented investors with an opportunity to invest in a dividend growth Index that focuses on companies which are growing their dividends at rapid pace. Since inception, the Fund has returned 9.39%, reaching a high for the reporting period on April 30, 2006.

In absolute terms, most of the total return of all three market capitalizations was positive, with large cap and small cap companies contributing slightly less to the Fund's total return relative to their weightings. The Fund benefited from allocating more to mid cap stocks relative to the overall market. Diversified financials, banks, capital goods and materials stocks were the biggest contributors to overall performance. The Fund also benefited from overweighting financial stocks relative to the market. Healthcare equipment makers, pharmaceuticals, media and staples stocks within the Fund underperformed.

FUND PERFORMANCE HISTORY (%)                              AS OF 30 APRIL 2006

                                                            FUND INCEPTION
INDEX
HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) INDEX                   9.69
DOW JONES INDUSTRIAL AVERAGE                                    7.66

FUND
NAV                                                             9.39
SHARE PRICE RETURN                                              9.34

FUND INCEPTION: 15 SEPTEMBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 30 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PHJ)

GROWTH SINCE INCEPTION

[CHART]

                     POWERSHARES
              HIGH GROWTH RATE DIVIDEND          DOW JONES
               ACHIEVERS(TM) PORTFOLIO      INDUSTRIALS AVERAGE
10/31/2005            $10,000                    $10,000
11/30/2005            $10,082                    $ 9,878
12/30/2005            $10,477                    $10,224
01/31/2006            $10,395                    $10,141
02/28/2006            $10,675                    $10,280
03/31/2006            $10,750                    $10,402
04/28/2006            $10,757                    $10,512

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

FINANCIALS                                49.5
CONSUMER DISCRETIONARY                    14.7
HEALTH CARE                               12.3
CONSUMER STAPLES                           9.6
INDUSTRIALS                                5.2
INFORMATION TECHNOLOGY                     4.9
MATERIALS                                  3.8

STYLE ALLOCATION (%)

LARGE VALUE                              52.16
LARGE GROWTH                             28.21
MID VALUE                                 8.31
MID GROWTH                                7.56
SMALL VALUE                               3.24
SMALL GROWTH                              0.52

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

WELLS FARGO & CO.                         4.21
BANK OF AMERICA CORP.                     4.21
CITIGROUP, INC.                           4.21
AMERICAN INTERNATIONAL GROUP, INC.        4.10
PFIZER, INC.                              4.08
MEDTRONIC, INC.                           4.05
LOWE'S COS., INC.                         4.03
JOHNSON & JOHNSON                         4.03
HOME DEPOT (THE), INC.                    4.01
MCDONALD'S CORP.                          3.97
                                         -----
TOTAL                                    40.90
                                         =====

MANAGERS' ANALYSIS

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PID)

The PowerShares International Dividend Achievers(TM) Portfolio is based on the International Dividend Achievers(TM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The International Dividend Achievers(TM) Index is designed to track the performance of dividend paying American Depositary Receipts and non-U.S. common or ordinary stocks trading on the NYSE, NASDAQ or AMEX. To become eligible for inclusion in the International Dividend Achievers(TM) Index, a company's aggregate annual regular dividend payments must have increased consistently over the course of the last five calendar or fiscal years.

The September 2005 launch of the PowerShares International Dividend Achievers(TM) Portfolio presented investors with an opportunity to invest in international high yield equities listed in the United States. At the beginning of 2006, the Fund increased the number of companies from 42 to 60, providing increased diversification, lower volatility and an increased dividend yield. Since inception, the Fund has returned 14.50%, reaching a high near the end of the reporting period.

Financials, which comprise the largest percentage of the Fund, contributed nicely to the Fund's overall performance. Within financials, banks performed the best, followed by insurance companies; diversified financials lagged. Utility stocks in the Fund performed well, and defensive food and tobacco stocks kept pace, while energy stocks contributed only modestly. From a geographical perspective, Canada, the United Kingdom and Spain contributed the most, Chile and China lagged moderately.

FUND PERFORMANCE HISTORY (%)                        AS OF 30 APRIL 2006

                                                      FUND INCEPTION
INDEX
INTERNATIONAL DIVIDEND ACHIEVERS(TM) INDEX                14.44
MSCI EAFE INDEX                                           21.42

FUND
NAV                                                       14.50
SHARE PRICE RETURN                                        14.42

FUND INCEPTION: 15 SEPTEMBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE MSCI EAFE INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 1000 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO (TICKER: PID)

GROWTH SINCE INCEPTION

[CHART]

                   POWERSHARES
              INTERNATIONAL DIVIDEND       MSCI EAFE
              ACHIEVERS(TM) PORTFOLIO        INDEX
10/31/2005           $10,000                $10,000
11/30/2005           $ 9,508                $ 9,709
12/30/2005           $ 9,888                $ 9,949
01/31/2006           $10,092                $10,412
02/28/2006           $10,610                $11,052
03/31/2006           $10,676                $11,030
04/28/2006           $10,650                $11,399

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

FINANCIALS                                              44.0
CONSUMER STAPLES                                        14.0
ENERGY                                                   9.3
UTILITIES                                                8.7
CONSUMER DISCRETIONARY                                   5.8
TELECOMMUNICATIONS SERVICES                              5.0
INFORMATION TECHNOLOGY                                   4.7
HEALTH CARE                                              3.1
MATERIALS                                                2.8
INDUSTRIALS                                              2.7
OTHER                                                   (0.1)

STYLE ALLOCATION (%)

LARGE VALUE                                            57.85
LARGE GROWTH                                           20.51
MID VALUE                                               8.16
MID GROWTH                                              4.78
SMALL VALUE                                             4.71
SMALL GROWTH                                            3.99

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

TELSTRA CORP. LTD. ADR                                  5.02
LLOYDS TSB GROUP PLC ADR                                4.02
ADMINISTRADORA DE FONDOS DE PENSIONES PROVIDA SA ADR    3.52
NAM TAI ELECTRONICS, INC.                               3.42
ROYAL BANK OF CANADA                                    3.13
NATIONAL GRID PLC ADR                                   2.80
NATIONAL AUSTRALIA BANK LTD. ADR                        2.77
HUANENG POWER INTERNATIONAL, INC. ADR                   2.61
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD. ADR        2.60
ENI SPA ADR                                             2.52
                                                       -----
TOTAL                                                  32.41
                                                       =====

MANAGERS' ANALYSIS

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO (TICKER: PPA)

The PowerShares Aerospace & Defense Portfolio is based on the SPADE(TM) Defense Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The October 2005 launch of the PowerShares Aerospace & Defense Portfolio presented investors with an opportunity to invest in a sector that has now outperformed the S&P 500(R) Index for six consecutive years and in 19 of the last 23 quarters. Since inception, the Fund has returned 16.66%, reaching its all-time high near the end of April 2006; during that time the S&P 500(R) Index returned 11.10%.

Performance in the sector continues to be driven by several factors, including rising government spending for defense and homeland security, supplemental appropriations to fund the wars in Iraq and Afghanistan and a rebound in the market for manufacturing commercial aircraft. With the portfolio representing a diversified offering of large cap and small/mid cap companies, spending in areas such as armor for vehicles and soldiers, night vision systems, battlefield visualization and secure communications can be captured.

While short-term corrections may occur with the most recent federal budget proposal forecasting an $89 billion increase in defense spending from now until 2011, along with increased spending for port and border security, the prospects for the sector, absent political changes, appear to be favorable.

The SPADE(TM) Defense Index is a modified market capitalization weighted index comprised of publicly traded companies that seeks to measure the performance of securities in the defense, homeland security and space marketplace. The SPADE(TM) Defense Index includes companies that are involved with the development, manufacture, operation and support of U.S. defense, military, homeland security and space operations that are listed on the NYSE, or AMEX or quoted on the NASDAQ National Market.

FUND PERFORMANCE HISTORY (%)                AS OF 30 APRIL 2006

                                              FUND INCEPTION
INDEX
SPADE(TM) DEFENSE INDEX                           16.45
S&P 500(R) INDEX                                  11.10

FUND
NAV                                               16.66
SHARE PRICE RETURN                                16.72

FUND INCEPTION: 26 OCTOBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P 500(R) INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 500 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO (TICKER: PPA)

GROWTH SINCE INCEPTION

                POWERSHARES
                AEROSPACE &         S&P 500(R)
             DEFENSE PORTFOLIO        INDEX
11/30/2005        $10,000            $10,000
12/30/2005        $10,269            $10,378
01/31/2006        $10,423            $10,382
02/28/2006        $10,604            $10,657
03/31/2006        $11,095            $10,686
04/28/2006        $11,545            $10,819

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

AEROSPACE/DEFENSE                          50.0
MEDIA                                      13.3
MISCELLANEOUS MANUFACTURING                10.8
COMPUTERS                                   7.1
ELECTRONICS                                 6.7
TELECOMMUNICATIONS                          5.0
METAL FABRICATE/HARDWARE                    3.4
AUTO MANUFACTURERS                          1.7
PACKAGING & CONTAINERS                      1.6
SOFTWARE                                    0.4

STYLE ALLOCATION (%)

LARGE VALUE                               29.10
MID VALUE                                 21.40
MID GROWTH                                20.57
LARGE GROWTH                              16.45
SMALL GROWTH                               7.60
SMALL VALUE                                4.88

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

UNITED TECHNOLOGIES CORP.                  7.45
BOEING CO.                                 7.45
HONEYWELL INTERNATIONAL, INC.              6.43
LOCKHEED MARTIN CORP.                      6.07
GENERAL DYNAMICS CORP.                     4.79
DIRECTV GROUP (THE), INC.                  4.68
NORTHROP GRUMMAN CORP.                     4.35
RAYTHEON CO.                               4.32
ECHOSTAR COMMUNICATIONS CORP., CLASS A     4.18
COMPUTER SCIENCES CORP.                    4.13
                                          -----
TOTAL                                     53.85
                                          =====

MANAGERS' ANALYSIS

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO (TICKER: PGJ)

Benefiting substantially from a growing and expanding Chinese economy, the Fund posted a 31.52% return over the reporting period. Energy, chemicals, metals and mining and other basic materials stocks benefited from surging commodity prices around the world as well as increased demand from within China, fueled by its burgeoning middle class. Telecom, insurance and computer software companies also contributed positively to the Fund's performance. Utilities and healthcare stocks trailed, and a few instances of lagging software or semiconductor stocks contributed adversely to the Fund.

The PowerShares Golden Dragon Halter USX China Portfolio is based on the Halter USX China Index(SM). The Halter USX China Index(SM) is comprised of companies whose common stock is publicly traded in the United States and the majority of whose business is conducted within the People's Republic of China. It was created by the Halter Financial Group in response to the unique economic opportunities taking place in China, as well as the current dynamics in the U.S. capital markets. While there is strong demand for Chinese equity, U.S. investors still seek and prefer the transparency offered with a U.S. listing. The listing of Chinese companies in the United States is a growing trend and this Index is intended to provide a valuable tracking and information tool for the investment community.

FUND PERFORMANCE HISTORY (%)                          AS OF 30 APRIL 2006

                                                        FUND INCEPTION
                                        1 YEAR      AVG ANN     CUMULATIVE
INDEX
HALTER USX CHINA INDEX                   33.48       13.07         18.71
MSCI EAFE INDEX                          34.00       12.20         17.43
S&P 500(R) INDEX                         15.40       37.36         55.76

FUND
NAV                                      31.52       12.33         17.53
SHARE PRICE RETURN                       31.59       11.99         17.12

FUND INCEPTION: 9 DECEMBER 2004

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE MSCI EAFE AND THE S&P 500(R) INDEXES ARE UNMANAGED INDEXES USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 1000 & 500 COMMON STOCKS RESPECTFULLY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO (TICKER: PGJ)

GROWTH SINCE INCEPTION

[CHART]

                   POWERSHARES
              GOLDEN DRAGON HALTER      MSCI EAFE
               USX CHINA PORTFOLIO        INDEX
01/31/2005           $10,000             $10,000
02/28/2005           $ 9,145             $ 9,817
03/31/2005           $ 9,593             $10,244
04/29/2005           $ 9,111             $ 9,990
05/31/2005           $ 8,959             $ 9,767
06/30/2005           $ 9,042             $ 9,782
07/29/2005           $ 9,456             $ 9,915
08/31/2005           $ 9,855             $10,220
09/30/2005           $ 9,717             $10,481
10/31/2005           $ 9,993             $10,950
11/30/2005           $ 9,090             $10,631
12/30/2005           $ 9,476             $10,894
01/31/2006           $ 9,559             $11,402
02/28/2006           $10,924             $12,102
03/31/2006           $10,937             $12,078
04/28/2006           $11,454             $12,482

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

INFORMATION TECHNOLOGY                             24.6
TELECOMMUNICATION SERVICES                         21.3
ENERGY                                             15.6
MATERIALS                                          12.8
INDUSTRIALS                                         9.7
CONSUMER DISCRETIONARY                              4.8
UTILITIES                                           4.7
FINANCIALS                                          4.5
HEALTH CARE                                         1.6
CONSUMER STAPLES                                    0.1
OTHER                                               0.3

STYLE ALLOCATION (%)

SMALL VALUE                                       29.40
MID VALUE                                         21.88
LARGE VALUE                                       15.49
SMALL GROWTH                                      14.57
LARGE GROWTH                                      10.98
MID GROWTH                                         7.68

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

CHINA MOBILE (HONG KONG) LTD. ADR                  6.35
PETROCHINA CO. LTD. ADR                            6.25
CHINA PETROLEUM AND CHEMICAL CORP. ADR             4.80
HUANENG POWER INTERNATIONAL, INC. ADR              4.70
CHINA UNICOM LTD. ADR                              4.64
CNOOC LTD. ADR                                     4.60
CHINA NETCOM GROUP CORP. (HONG KONG) LTD. ADR      4.55
CHINA LIFE INSURANCE CO. LTD. ADR                  4.50
SINOPEC SHANGHAI PETROCHEMICAL CO. LTD. ADR        4.46
CHINA TELECOM CORP. LTD. ADR                       4.34
                                                  -----
TOTAL                                             49.19
                                                  =====

MANAGERS' ANALYSIS

POWERSHARES LUX NANOTECH PORTFOLIO (TICKER: PXN)

The PowerShares Lux Nanotech Portfolio had a return of 24.94% to shareholders since its inception in October 2005. Leading the charge were companies involved in developing nano-enabled products for pharmaceutical and life sciences. For instance, Elan Corp. PLC, Westaim Corp., Immunicon Corp. and BioSante Pharmaceuticals, Inc. all contributed nicely to the Fund over the reporting period. Materials companies Nanophase Technologies Corp. and Symyx Technologies also performed well, as did semiconductor-related issues Veeco Instruments, Inc. and NVE Corp. Conversely, the Fund's exposure to automaker General Motors Corp. contributed negatively to the portfolio's otherwise strong showing.

The PowerShares Lux Nanotech Portfolio is based on the Lux Nanotech Index(TM), and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The Lux Nanotech Index(TM) includes companies that are involved with funding nanotechnology development, developing nanotechnology applications, manufacturing goods that incorporate those applications and/or supplying tools and instrumentation to nanotechnology researchers.

The Lux Nanotech Index is calculated using a modified equal weighting methodology. In conjunction with the scheduled quarterly updates to the Lux Nanotech Index(TM), the components are split into two groups: nanotechnology specialists and end-use incumbents.

FUND PERFORMANCE HISTORY (%)                AS OF 30 APRIL 2006

                                              FUND INCEPTION
INDEX
Lux Nanotech Index(TM)                            24.65
Merrill Lynch Nanotech Index                      16.97

FUND
NAV                                               24.94
Share Price Return                                25.01

FUND INCEPTION: 26 OCTOBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE MERRILL LYNCH NANOTECH INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 27 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES LUX NANOTECH PORTFOLIO (TICKER: PXN)

GROWTH SINCE INCEPTION

[CHART]

                       POWERSHARES LUX          MERRILL LYNCH
                      NANOTECH PORTFOLIO        NANOTECH INDEX
11/30/2005                 $10,000                 $10,000
12/30/2005                 $11,445                 $10,512
01/31/2006                 $10,919                 $10,335
02/28/2006                 $12,344                 $11,798
03/31/2006                 $11,691                 $11,520
04/28/2006                 $12,150                 $12,407

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

PHARMACEUTICALS                                       22.0
CHEMICALS                                             12.8
COMPUTERS                                             10.1
COMMERCIAL SERVICES                                    9.7
MISCELLANEOUS MANUFACTURING                            9.4
ELECTRONICS                                            8.8
SEMICONDUCTORS                                         7.2
HEALTHCARE - PRODUCTS                                  5.0
BIOTECHNOLOGY                                          4.5
INVESTMENT COMPANIES                                   3.9
ENERGY - ALTERNATE SOURCES                             3.7
AUTOMOBILE MANUFACTURERS                               2.9

STYLE ALLOCATION (%)

SMALL GROWTH                                         61.77
LARGE VALUE                                          22.18
MID GROWTH                                            8.89
SMALL VALUE                                           4.48
LARGE GROWTH                                          2.68

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

NUCRYST PHARMACEUTICALS CORP. (CANADA)                5.26
IMMUNICON CORP.                                       5.05
ARROWHEAD RESEARCH CORP.                              4.87
ALTAIR NANOTECHNOLOGIES, INC. (CANADA)                4.82
CAMBRIDGE DISPLAY TECHNOLOGY, INC.
  (UNITED KINGDOM)                                    4.77
ABRAXIS BIOSCIENCE, INC.                              4.54
BIOSANTE PHARMACEUTICALS, INC.                        4.51
VEECO INSTRUMENTS, INC.                               4.50
FEI CO.                                               4.48
SYMYX TECHNOLOGIES                                    4.40
                                                     -----
TOTAL                                                47.20
                                                     =====

MANAGERS' ANALYSIS

POWERSHARES VALUE LINE TIMELINESS(TM) SELECT PORTFOLIO (TICKER: PIV)

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Value Line Timeliness(TM) Select Index ("Value Line Index").

The Value Line Index is comprised of the 50 domestic stocks with the greatest capital appreciation potential as identified by the Value Line Timeliness Select Methodology. The Value Line Index contains the 50 highest cumulative ranked stocks for Safety(TM) and Technicals(TM) chosen from the one hundred number one ranked stocks for Timeliness(TM). The Value Line Index seeks to provide market outperformance and reduce risk by incorporating Value Line's Safety Ranking into the investment process.

The objective of the Value Line Index is to represent a group of U.S. common stocks that have the potential to outperform the U.S. equity market. Stocks are selected using a proprietary rules-based discipline, which selects stocks with the greatest potential for capital appreciation based on the three core Value Line Ranking Systems.

Since the Fund's inception in December 2005, the Fund provided 10.12% return, more than doubling the 4.45% earned by the S&P 500(R) Index over the same period. The Fund benefited from having higher allocations to mid and small cap names relative to the market, with mid cap value stocks providing the strongest source of relative outperformance to the S&P 500(R) Index.

Technology names led the charge as the Fund benefited from apt hardware, semiconductor and software stock selection. Capital goods stocks such as Trinity Industries, Inc. and Joy Global, Inc. provided strong contributions to the Fund's performance. Retailing and healthcare equipment and services stocks had a slightly negative contribution to return, while energy stocks contributed positively to the Fund but trailed the overall market.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
VALUE LINE TIMELINESS(TM) SELECT INDEX                             10.12
S&P 500 INDEX(R)                                                    4.45

FUND
NAV                                                                10.12
SHARE PRICE RETURN                                                  9.75

FUND INCEPTION: 06 DECEMBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P 500(R) INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 500 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES VALUE LINE TIMELINESS(TM) SELECT PORTFOLIO (TICKER: PIV)

GROWTH SINCE INCEPTION

[CHART]

                       POWERSHARES VALUE
                      LINE TIMELINESS(TM)         S&P 500(R)
                       SELECT PORTFOLIO             INDEX
01/31/2006                 $10,000                 $10,000
02/28/2006                 $10,877                 $10,265
03/31/2006                 $10,497                 $10,293
04/28/2006                 $10,923                 $10,421

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

INFORMATION TECHNOLOGY                                35.7
INDUSTRIALS                                           24.5
ENERGY                                                15.1
HEALTH CARE                                            8.6
CONSUMER DISCRETIONARY                                 6.1
FINANCIALS                                             5.8
MATERIALS                                              4.2

STYLE ALLOCATION (%)

MID GROWTH                                           42.98
LARGE GROWTH                                         28.37
SMALL GROWTH                                         17.14
LARGE VALUE                                           5.72
SMALL VALUE                                           3.86
MID VALUE                                             1.93

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

PLEXUS CORP.                                          2.45
TETRA TECHNOLOGIES, INC.                              2.44
PEABODY ENERGY CORP.                                  2.41
NVIDIA CORP.                                          2.40
CITRIX SYSTEMS, INC.                                  2.40
TRINITY INDUSTRIES, INC.                              2.33
WEATHERFORD INTERNATIONAL LTD. (BERMUDA)              2.29
EAGLE MATERIALS, INC.                                 2.27
MCDERMOTT INTERNATIONAL, INC. (PANAMA)                2.24
JOY GLOBAL, INC.                                      2.21
                                                     -----
TOTAL                                                23.44
                                                     =====

MANAGERS' ANALYSIS

POWERSHARES WATER RESOURCES PORTFOLIO (TICKER: PHO)

The PowerShares Water Resources Portfolio, launched in December 2005 filled, the demand by investors to participate in the growth of an industry focused on one of the most vital resources on earth: water. Virtually every country in the world is presented with some combination of water quality and quantity issues that require significant expenditures to resolve.

Since inception, the PowerShares Water Resources Portfolio has returned 19.38%, significantly outperforming the S&P 500(R) Index over the same period at 4.45%. We believe that compelling factors affecting in the water industry include population growth and urbanization, advanced treatment requirements, regulatory mandates, aging water infrastructure and converging technologies. The increasing value of water derives from the adjustment of a growing global population to the links between human health, economic development and resource sustainability.

Water infrastructure and water resource management stocks posted the largest gains with solid results from water utilities and water treatment companies contributing to overall Fund performance. Conglomerates were the lowest contributors due to the relative underweighting of these Fund components. Basic material stocks in the Fund lagged the group. We believe that while the strong performance may increase short-term volatility commensurate with broader market average movements, the fundamental prospects for the water industry continue the positive long-term outlook.

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Palisades Water Index. The Palisades Water Index includes water companies drawn from the following sectors: water utilities, treatment, analytical and monitoring, infrastructure and distribution, water resource management and conglomerate water companies.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
PALISADES WATER INDEX                                              18.97
S&P 500(R) INDEX                                                    4.45

FUND
NAV                                                                19.38
SHARE PRICE RETURN                                                 18.42

FUND INCEPTION: 06 DECEMBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P 500(R) INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 500 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES WATER RESOURCES PORTFOLIO (TICKER: PHO)

GROWTH SINCE INCEPTION

[CHART]

                       POWERSHARES WATER          S&P 500(R)
                      RESOURCES PORTFOLIO           INDEX
01/31/2006                 $10,000                 $10,000
02/28/2006                 $11,211                 $10,265
03/31/2006                 $11,618                 $10,293
04/28/2006                 $11,895                 $10,421

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

WATER                                                 29.3
MISCELLANEOUS MANUFACTURING                           19.1
ENVIRONMENTAL CONTROL                                 12.5
ENGINEERING & CONSTRUCTION                            10.2
ELECTRONICS                                            7.6
HAND/MACHINE TOOLS                                     4.3
MACHINERY - DIVERSIFIED                                4.2
BIOTECHNOLOGY                                          3.9
METAL FABRICATE/HARDWARE                               3.3
HEALTHCARE - PRODUCTS                                  2.8
ELECTRICAL COMPONENTS & EQUIPMENT                      1.0
CHEMICALS                                              0.9
ELECTRIC                                               0.9

STYLE ALLOCATION (%)

SMALL VALUE                                          41.58
MID GROWTH                                           19.65
MID VALUE                                            14.65
SMALL GROWTH                                         13.40
LARGE GROWTH                                          5.65
LARGE VALUE                                           5.07

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

COMPANHIA DE SANEAMENTO BASICO DO
ESTADO DE SAO PAULO ADR (BRAZIL)                      4.64
FRANKLIN ELECTRIC CO., INC.                           4.32
NALCO HOLDING CO.                                     4.12
AMERICAN STATES WATER CO.                             4.05
WATTS WATER TECHNOLOGIES, INC., CLASS A               3.92
INSITUFORM TECHNOLOGIES, INC. CLASS A                 3.90
MILLIPORE CORP.                                       3.87
UNITED UTILITIES PLC ADR (UNITED KINGDOM)             3.82
LAYNE CHRISTENSEN CO.                                 3.76
ITT INDUSTRIES, INC.                                  3.73
                                                     -----
TOTAL                                                40.13
                                                     =====

MANAGERS' ANALYSIS

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO (TICKER: PBW)

The past twelve months was characterized by rising valuations in clean energy, culminating with a high coincidentally near the end of April 2006, resulting in the Fund achieving a 74.03% return for the period. This year-long increase was due to several influential factors, including historic, sustained high oil prices, new attention given to IPOs in solar power and ethanol, fast growing demand for biofuels and energy efficiency technology stocks receiving heightened valuations. Such strong outperformance to the upside is not likely sustainable, however, given the period is ending on a relatively high valuation. Sizable volatility can be expected to continue as well. In general, the past twelve months have perhaps brought greater attention to clean energy stocks than ever before.

The PowerShares WilderHill Clean Energy Portfolio is based on the WilderHill Clean Energy Index. The WilderHill Clean Energy Index seeks to deliver capital appreciation. It is comprised of companies that focus on greener and generally renewable sources of energy and technologies facilitating cleaner energy. The modified equal-weighted portfolio is rebalanced and reconstituted quarterly.

Companies selected for the Clean Energy Index include companies that contribute to the advancement of clean energy, including those developing and selling energy technologies and energy management services designed to address efficiency and environmental challenges as well as changes in fossil fuel resource abundance. Trends affecting adoption of clean energy technologies include (but are not limited to) conventional air pollution, carbon dioxide and other greenhouse gas pollution leading to global warming, and risks to centralized grid or other energy infrastructure.

There is a strong bias in favor of pure-play companies in wind, solar power, hydrogen and fuel cells and directly related industries. Companies in emerging clean energy fields, such as wave, tidal, geothermal and others, will be considered with respect to carbon content, impact upon marine and terrestrial biodiversity, and the degree to which they advance or reflect the clean energy sector.

FUND PERFORMANCE HISTORY (%)                              AS OF 30 APRIL 2006

                                                            FUND INCEPTION
                                       1 YEAR          AVG ANN        CUMULATIVE
INDEX
WILDERHILL CLEAN ENERGY INDEX           74.06           36.60           43.89
NASDAQ COMPOSITE INDEX                  20.86           10.90           12.83
S&P 500(R) INDEX                        15.40           44.00           53.02

FUND
NAV                                     74.03           36.49           43.40
SHARE PRICE RETURN                      74.34           36.32           43.54

FUND INCEPTION: 3 MARCH 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE NASDAQ COMPOSITE AND S&P 500(R) INDEX ARE UNMANAGED INDEXES USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 3300 & 500 COMMON STOCKS RESPECTFULLY.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO (TICKER: PBW)

GROWTH SINCE INCEPTION

[CHART]

                         POWERSHARES
                       WILDERHILL CLEAN        NASDAQ COMPOSITE
                       ENERGY PORTFOLIO             INDEX
04/29/2005                 $10,000                 $10,000
05/31/2005                 $ 8,924                 $ 9,612
06/30/2005                 $ 9,389                 $10,345
07/29/2005                 $10,146                 $10,289
08/31/2005                 $11,007                 $10,928
09/30/2005                 $11,958                 $10,765
10/31/2005                 $12,292                 $10,763
11/30/2005                 $10,743                 $10,606
12/30/2005                 $11,222                 $11,168
01/31/2006                 $11,243                 $11,031
02/28/2006                 $14,222                 $11,534
03/31/2006                 $14,208                 $11,411
04/28/2006                 $14,750                 $11,703

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

ENERGY - ALTERNATE SOURCES                            26.6
ELECTRICAL COMPONENTS & EQUIPMENT                     24.9
SEMICONDUCTORS                                        14.7
ELECTRONICS                                           11.9
CHEMICALS                                              7.9
ELECTRIC                                               5.8
COMPUTERS                                              5.0
AUTO PARTS & EQUIPMENT                                 3.2

STYLE ALLOCATION (%)

SMALL GROWTH                                         63.68
MID GROWTH                                           16.23
SMALL VALUE                                           9.56
LARGE GROWTH                                          6.18
MID VALUE                                             2.64
LARGE VALUE                                           1.71

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

MECHANICAL TECHNOLOGY, INC.                           3.48
BALLARD POWER SYSTEMS, INC. (CANADA)                  3.23
IMPCO TECHNOLOGIES, INC.                              3.18
UQM TECHNOLOGIES, INC.                                3.07
QUANTUM FUEL SYSTEMS TECHNOLOGIES WORLDWIDE, INC.     3.00
ACTIVE POWER, INC.                                    2.89
MEDIS TECHNOLOGIES LTD.                               2.86
PLUG POWER, INC.                                      2.81
ZOLTEK COS., INC.                                     2.77
MEMC ELECTRONIC MATERIALS, INC.                       2.69
                                                     -----
TOTAL                                                29.98
                                                     =====

MANAGERS' ANALYSIS

POWERSHARES ZACKS MICRO CAP PORTFOLIO (TICKER: PZI)

The PowerShares Zacks Micro Cap Portfolio is based on the Zacks Micro Cap Index which seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

The Zacks Micro Cap Index selection methodology is designed to identify companies with potentially superior risk-return profiles as determined by Zacks Investment Research. The objective of the Zacks Micro Cap Index is to actively represent a group of stocks which have the potential to outperform passive benchmark micro cap indices (such as the Russell and Dow Jones Micro Cap Indices) and other actively managed U.S. micro cap strategies.

The PowerShares Zacks Micro Cap Portfolio launched in August of 2005 and produced strong returns in its first eight months. Since inception on August 18, 2005, the PowerShares Zacks Micro Cap Portfolio has returned 18.20% with an annualized standard deviation of 13.36%. Meanwhile, over a comparable time period, the Russell Micro Cap ETF Index returned 17.55% with an annualized standard deviation of 13.56%.

The catalyst for the strong returns was the result of superior stock selections within the PowerShares Zacks Micro Cap Portfolio. Specifically, the finance, industrial products, oil/energy and retail/wholesale sectors provided significant contributions to the Fund's excess performance. Outperformance was also helped by an underweighting of the medical sector. Real estate, transportation and banking stocks lagged.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
ZACKS MICRO CAP INDEX                                              18.13
RUSSELL MICRO CAP ETF INDEX                                        17.55

FUND
NAV                                                                18.20
SHARE PRICE RETURN                                                 18.00

FUND INCEPTION: 18 AUGUST 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE RUSSELL MICRO CAP ETF INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 2000 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES ZACKS MICRO CAP PORTFOLIO (TICKER: PZI)

GROWTH SINCE INCEPTION

[CHART]

                          POWERSHARES
                        ZACKS MICRO CAP        RUSSELL MICRO CAP
                           PORTFOLIO              ETF INDEX
09/30/2005                 $10,000                 $10,000
10/31/2005                 $ 9,980                 $10,035
11/30/2005                 $ 9,595                 $ 9,726
12/30/2005                 $10,033                 $10,135
01/31/2006                 $10,060                 $10,135
02/28/2006                 $10,969                 $11,065
03/31/2006                 $10,850                 $11,055
04/28/2006                 $11,454                 $11,543

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

INFORMATION TECHNOLOGY                                27.6
INDUSTRIALS                                           17.7
FINANCIALS                                            17.4
CONSUMER DISCRETIONARY                                14.9
HEALTH CARE                                            9.2
ENERGY                                                 4.9
MATERIALS                                              3.5
CONSUMER STAPLES                                       3.0
TELECOMMUNICATION SERVICES                             0.8
UTILITIES                                              0.8
OTHER                                                  0.2

STYLE ALLOCATION (%)

MICRO GROWTH                                         51.07
MICRO VALUE                                          48.93

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

MGP INGREDIENTS, INC.                                 0.37
STEVEN MADDEN LTD.                                    0.37
AMPCO-PITTSBURGH CORP.                                0.36
GIGAMEDIA LTD. (SINGAPORE)                            0.36
HOME SOLUTIONS OF AMERICA, INC.                       0.35
T-3 ENERGY SERVICES, INC.                             0.34
U.S. GLOBAL INVESTORS, INC., CLASS A                  0.33
ANDERSONS (THE), INC.                                 0.33
ADAMS RESOURCES & ENERGY, INC.                        0.32
RUSSELL CORP.                                         0.32
                                                      ----
TOTAL                                                 3.45
                                                      ====

MANAGERS' ANALYSIS

POWERSHARES ZACKS SMALL CAP PORTFOLIO (TICKER: PZJ)

The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Zacks Small Cap Index.

The Zacks Small Cap Index selects companies with potentially superior risk/return profiles as identified using a proprietary ranking methodology developed by Zacks. The goal of the Zacks Small Cap Index is to outperform both the Russell 2000 Index and professional small capitalization asset managers.

The PowerShares Zacks Small Cap Portfolio enjoyed a successful launch in February and has already begun to provide strong returns in the U.S. small cap marketplace. Since inception on February 16, 2006, the PowerShares Small Cap Portfolio has produced a return of 5.31%, while the S&P Small Cap Index returned 4.66%.

Stock selection was the key to the Fund's excess returns with significant contributions from the finance, computer & technology and consumer discretionary sectors. Outperformance in computer / technology and consumer discretionary is consistent with the philosophy and research that strong earnings surprises are good predictors of future performance.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
ZACKS SMALL CAP INDEX                                              5.32
S&P SMALL CAP INDEX                                                4.66

FUND
NAV                                                                5.31
SHARE PRICE RETURN                                                 5.23

FUND INCEPTION: 16 FEBRUARY 2006

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SMALL CAP INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF APPROXIMATELY 600 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES ZACKS SMALL CAP PORTFOLIO (TICKER: PZJ)

GROWTH SINCE INCEPTION

[CHART]

                      POWERSHARES ZACKS         S&P SMALL CAP
                     SMALL CAP PORTFOLIO           INDEX
03/31/2006                 $10,000                 $10,000
04/28/2006                 $10,417                 $10,480

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

INDUSTRIALS                                           20.1
CONSUMER DISCRETIONARY                                19.4
INFORMATION TECHNOLOGY                                17.9
FINANCIALS                                            13.9
HEALTH CARE                                           11.9
MATERIALS                                              6.9
ENERGY                                                 4.0
UTILITIES                                              3.8
CONSUMER STAPLES                                       1.6
TELECOMMUNICATION SERVICES                             0.4
OTHER                                                  0.1

STYLE ALLOCATION (%)

SMALL VALUE                                          52.35
SMALL GROWTH                                         47.65

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

NEWMARKET CORP.                                       0.68
ENCORE WIRE CORP.                                     0.62
WESCO INTERNATIONAL, INC.                             0.61
PIPER JAFFRAY COS., INC.                              0.59
NUANCE COMMUNICATIONS, INC.                           0.59
SOTHEBY'S HOLDINGS, CLASS A                           0.58
TTM TECHNOLOGIES, INC.                                0.58
COMMSCOPE, INC.                                       0.57
MANITOWOC CO.(THE), INC.                              0.57
US AIRWAYS GROUP, INC.                                0.57
                                                      ----
TOTAL                                                 5.96
                                                      ====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO (TICKER: PBE)

The PowerShares Dynamic Biotechnology & Genome Portfolio is based on the Dynamic Biotechnology & Genome Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

Since its inception in June of 2005, the Fund posted a respectable 17.20% return through the end of the reporting period. Biotechnology companies involved in life sciences services contributed the most, while biotechnology companies also involved in the pharmaceutical space contributed the least. The largest individual contributors to the Fund's performance during the period were Cubist Pharmaceuticals, Inc., Applera Corp.--Applied Biosystems Group, Gilead Sciences, Inc., Myogen, Inc. and Myriad Genetics, Inc.; stocks which impacted the Fund negatively included NPS Pharmaceuticals, Inc., Invitrogen Corp. and Incyte Corp.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
DYNAMIC BIOTECHNOLOGY & GENOME INTELLIDEX(SM) INDEX                17.23
S&P SUPERCOMPOSITE BIOTECHNOLOGY INDEX                             17.17

FUND
NAV                                                                17.20
SHARE PRICE RETURN                                                 17.30

FUND INCEPTION: 23 JUNE 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE BIOTECHNOLOGY INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 40 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO (TICKER: PBE)

GROWTH SINCE INCEPTION

[CHART]

                     POWERSHARES DYNAMIC      S&P SUPERCOMPOSITE
                   BIOTECHNOLOGY & GENOME        BIOTECHNOLOGY
                         PORTFOLIO                  INDEX
07/29/2005                 $10,000                 $10,000
08/31/2005                 $11,159                 $11,993
09/30/2005                 $11,331                 $12,056
10/31/2005                 $11,278                 $12,247
11/30/2005                 $10,903                 $11,915
12/30/2005                 $11,518                 $12,625
01/31/2006                 $11,572                 $12,538
02/28/2006                 $12,241                 $12,409
03/31/2006                 $12,562                 $12,831
04/28/2006                 $12,054                 $12,451

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

BIOTECHNOLOGY                                         41.6
PHARMACEUTICALS                                       32.5
ELECTRONICS                                           17.4
CHEMICALS                                              5.7
HEALTHCARE - PRODUCTS                                  2.8

STYLE ALLOCATION (%)

SMALL GROWTH                                         36.36
LARGE GROWTH                                         24.77
MID VALUE                                            19.43
MID GROWTH                                           16.24
SMALL VALUE                                           3.20

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

SIGMA-ALDRICH CORP.                                   5.70
WATERS CORP.                                          5.56
APPLERA CORP. - APPLIED BIOSYSTEMS GROUP              5.39
GENENTECH, INC.                                       5.15
GILEAD SCIENCES, INC.                                 5.05
BIOGEN IDEC, INC.                                     4.97
AMGEN, INC.                                           4.87
GENZYME CORP.                                         4.73
DIONEX CORP.                                          3.25
VARIAN, INC.                                          3.20
                                                     -----
TOTAL                                                47.87
                                                     =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO (TICKER: PKB)

The PowerShares Dynamic Building & Construction Portfolio is based on the Dynamic Building & Construction Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its inception in October of last year, the Fund started with an upbeat tone, providing a 18.99% return to shareholders. Construction and machinery stocks led the Fund forward, while homebuilding stocks lagged. Caterpillar, Manitowoc Co., Inc. and Terex Corp. led machinery stocks, while EMCOR Group, Inc., Fluor and Jacobs Engineering Group, Inc. contributed most among construction engineering stocks. Building products stocks, USG Corp., Universval Forest Products, Inc. and NCI Building Systems, Inc. all added to the Fund's performance. Centex Corp., Toll Brothers, Inc. and William Lyon Homes, were homebuilders which struggled during the reporting period.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
DYNAMIC BUILDING & CONSTRUCTION INTELLIDEX(SM) INDEX               19.64
S&P SUPERCOMPOSITE CONSTRUCTION & ENGINEERING INDEX                37.82

FUND
NAV                                                                18.99
SHARE PRICE RETURN                                                 18.88

FUND INCEPTION: 26 OCTOBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE CONSTRUCTION & ENGINEERING INDEX AND IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 9 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO (TICKER: PKB)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC                S&P SUPERCOMPOSITE
                      BUILDING & CONSTRUCTION          CONSTRUCTION & ENGINEERING
                             PORTFOLIO                          INDEX
11/30/2005                   $10,000                            $10,000
12/30/2005                   $10,626                            $11,082
01/31/2006                   $10,471                            $11,118
02/28/2006                   $11,581                            $12,995
03/31/2006                   $11,542                            $13,081
04/28/2006                   $11,716                            $13,193

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

HOME BUILDERS                                         26.1
BUILDING MATERIALS                                    21.3
ENGINEERING & CONSTRUCTION                            19.5
RETAIL                                                 9.9
MACHINERY - DIVERSIFIED                                6.1
TEXTILES                                               4.9
METAL FABRICATE/HARDWARE                               4.1
COMMERCIAL SERVICES                                    3.6
MACHINERY - CONSTRUCTIONS & MINING                     2.8
FOREST PRODUCTS & PAPER                                2.7
OTHER                                                 (1.0)

STYLE ALLOCATION (%)

MID VALUE                                            36.54
SMALL VALUE                                          28.07
MID GROWTH                                           16.74
SMALL GROWTH                                          8.85
LARGE GROWTH                                          4.91
LARGE VALUE                                           4.89

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

FLUOR CORP.                                           5.58
LOWE'S COS., INC.                                     4.96
HOME DEPOT, INC.                                      4.94
TOLL BROTHERS, INC.                                   4.93
MOHAWK INDUSTRIES, INC.                               4.88
LENNAR CORP., CLASS A                                 4.64
KB HOME                                               4.53
VALMONT INDUSTRIES, INC.                              4.12
CENTEX CORP.                                          4.02
MANITOWOC CO., INC.                                   3.82
                                                     -----
TOTAL                                                46.42
                                                     =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO (TICKER: PXE)

The PowerShares Dynamic Energy Exploration & Production Portfolio is based on the Dynamic Energy Exploration & Production Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity Index.

Benefiting from surging energy prices and escalating world demand, energy exploration and production companies advanced, causing the Fund to post a 16.33% return since its inception in October of 2005. Top performers included Burlington Resources, which was acquired by ConocoPhillips, Atlas America and W&T Offshore, Inc. Oil and gas refiners also performed well as shares of Frontier Oil Corp., Valero Energy Corp. and Giant Industries, Inc. zoomed. Integrated oil and gas companies, Occidental Petroleum and Exxon Mobil Corp., contributed positively as well. Williams Companies, an oil and gas storage company, and Energen Corp., a gas utility company, lagged.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
DYNAMIC ENERGY EXPLORATION & PRODUCTION INTELLIDEX(SM) INDEX       16.71
S&P SUPERCOMPOSITE OIL & GAS EXPLORATION & PRODUCTION INDEX        10.99

FUND
NAV                                                                16.33
SHARE PRICE RETURN                                                 16.40

FUND INCEPTION: 26 OCTOBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE OIL & GAS EXPLORATION INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 25 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO (TICKER: PXE)

GROWTH SINCE INCEPTION

[CHART]

                       POWERSHARES DYNAMIC                 S&P SUPERCOMPOSITE
                       ENERGY EXPLORATION &              OIL & GAS EXPLORATION &
                       PRODUCTION PORTFOLIO                 PRODUCTION INDEX
11/30/2005                   $10,000                            $10,000
12/30/2005                   $ 9,963                            $10,020
01/31/2006                   $10,270                            $10,657
02/28/2006                   $11,949                            $11,914
03/31/2006                   $10,490                            $10,484
04/28/2006                   $11,029                            $10,798

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

OIL COMPANIES - EXPLORATION & PRODUCTION                           66.0
OIL REFINING & MARKETING                                           15.1
OIL COMPANIES - INTEGRATED                                         13.2
PIPELINES                                                           2.9
GAS - DISTRIBUTION                                                  2.6
OIL - US ROYALTY TRUSTS                                             0.2

STYLE ALLOCATION (%)

LARGE VALUE                                                       34.79
MID VALUE                                                         19.43
SMALL VALUE                                                       17.28
MID GROWTH                                                        12.54
LARGE GROWTH                                                       9.90
SMALL GROWTH                                                       6.06

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

VALERO ENERGY CORP.                                                5.80
CONOCOPHILLIPS                                                     5.35
EXXON MOBIL CORP.                                                  5.18
ANADARKO PETROLEUM CORP.                                           5.12
XTO ENERGY, INC.                                                   4.96
EOG RESOURCES, INC.                                                4.94
DEVON ENERGY CORP.                                                 4.92
FRONTIER OIL CORP.                                                 3.53
KCS ENERGY, INC.                                                   3.28
PENN VIRGINIA CORP.                                                3.12
                                                                  -----
TOTAL                                                             46.20
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO (TICKER: PBJ)

The PowerShares Dynamic Food & Beverage Portfolio is based on the Dynamic Food & Beverage Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Fund returned 2.78% since its inception on June 23, 2005, less than the market as a whole. While agricultural product stocks, such as Archer-Daniels-Midland Co., generally achieved solid returns, and selected restaurant names in the portfolio also posted positive performance, food packagers and distributors turned in negative results. The overall impact on the Fund was a small positive growth.

FUND PERFORMANCE HISTORY (%)                              AS OF 30 APRIL 2006

                                                            FUND INCEPTION
INDEX
DYNAMIC FOOD & BEVERAGE INTELLIDEX(SM) INDEX                     3.39
S&P SUPERCOMPOSITE FOOD & TOBACCO PRODUCTS INDEX                20.15

FUND
NAV                                                              2.78
SHARE PRICE RETURN                                               2.76

FUND INCEPTION: 23 JUNE 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE FOOD & TOBACCO PRODUCTS INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 40 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO (TICKER: PBJ)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC               S&P SUPERCOMPOSITE
                          FOOD & BEVERAGE               FOOD BEVERAGE & TOBACCO
                             PORTFOLIO                          INDEX
07/29/2005                   $10,000                            $10,000
08/31/2005                   $10,230                            $10,252
09/30/2005                   $ 9,703                            $10,338
10/31/2005                   $ 9,797                            $10,542
11/30/2005                   $ 9,710                            $10,548
12/30/2005                   $ 9,784                            $10,497
01/31/2006                   $ 9,703                            $10,550
02/28/2006                   $ 9,932                            $10,477
03/31/2006                   $10,020                            $10,595
04/28/2006                   $10,263                            $10,697

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

FOOD                                                               55.8
RETAIL                                                             28.7
BEVERAGES                                                          12.6
COMMERCIAL SERVICES                                                 2.7
MONEY MARKET FUND                                                   0.2

STYLE ALLOCATION (%)

MID VALUE                                                         30.15
LARGE VALUE                                                       29.64
SMALL VALUE                                                       24.69
LARGE GROWTH                                                       9.85
SMALL GROWTH                                                       2.87
MID GROWTH                                                         2.80

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

YUM! BRANDS, INC.                                                  5.08
STARBUCKS CORP.                                                    5.05
KELLOGG CO.                                                        5.03
GENERAL MILLS, INC.                                                4.92
SARA LEE CORP.                                                     4.91
COCA-COLA (THE) CO.                                                4.89
PEPSICO, INC.                                                      4.78
MCDONALD'S CORP.                                                   4.76
CONAGRA FOODS, INC.                                                2.94
PEPSI BOTTLING GROUP, INC.                                         2.92
                                                                  -----
TOTAL                                                             45.28
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS PORTFOLIO (TICKER: PHW)

The PowerShares Dynamic Hardware & Consumer Electronics Portfolio is based on the Dynamic Hardware & Consumer Electronics Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its December 2005 inception, the Fund provided a 9.54% return for shareholders. Electronic manufacturing companies Plexus Corp., Multi-Fineline Electronix, Inc. and Trimble Navigation Ltd. advanced handsomely as did computer storage maker Western Digital Corp., Network Appliance and Brocade Communications Systems, Inc. Electronic equipment makers National Instruments Corp., Agilent Technologies, Inc. and Tektronix, Inc. also contributed to the Fund's positive performance. Computer hardware companies Dell, Inc., Gateway, Inc. and Apple Computer, Inc. all struggled and contributed negatively during the reporting period.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
DYNAMIC HARDWARE & CONSUMER ELECTRONICS INTELLIDEX(SM) INDEX       9.89
S&P SUPERCOMPOSITE TECHNOLOGY HARDWARE & EQUIPMENT INDEX           5.20

FUND
NAV                                                                9.54
SHARE PRICE RETURN                                                 9.60

FUND INCEPTION: 06 DECEMBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE TECHNOLOGY HARDWARE & EQUIPMENT INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 108 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS PORTFOLIO (TICKER: PHW)

GROWTH SINCE INCEPTION

[CHART]

                                                         S&P SUPER COMPOSITE
                       POWERSHARES DYNAMIC                   TECHONOLOGY
                       HARDWARE & CONSUMER               HARDWARE & EQUIPMENT
                      ELECTRONICS PORTFOLIO                     INDEX
01/31/2006                   $10,000                            $10,000
02/28/2006                   $10,682                            $10,561
03/31/2006                   $10,735                            $10,628
04/28/2006                   $11,015                            $11,015

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

COMPUTERS                                                          44.8
ELECTRONICS                                                        32.7
OFFICE/BUSINESS EQUIPMENT                                           4.7
HOME FURNISHINGS                                                    4.1
SOFTWARE                                                            3.2
COMMERCIAL SERVICES                                                 2.9
SEMICONDUCTORS                                                      2.9
TELECOMMUNICATIONS                                                  2.4
MACHINERY - DIVERSIFIED                                             2.3

STYLE ALLOCATION (%)

MID GROWTH                                                        26.45
SMALL GROWTH                                                      21.51
LARGE GROWTH                                                      19.64
SMALL VALUE                                                       14.14
LARGE VALUE                                                        9.67
MID VALUE                                                          8.59

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

AGILENT TECHNOLOGIES, INC.                                         5.33
JABIL CIRCUIT, INC.                                                5.14
HEWLETT-PACKARD CO.                                                5.01
EMC CORP.                                                          4.92
APPLE COMPUTER, INC.                                               4.90
XEROX CORP.                                                        4.66
DELL, INC.                                                         4.50
HARMAN INTERNATIONAL INDUSTRIES, INC.                              4.07
GARMIN LTD. (CAYMAN ISLANDS)                                       3.59
PLEXUS CORP.                                                       3.55
                                                                  -----
TOTAL                                                             45.67
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC INSURANCE PORTFOLIO (TICKER: PIC)

The PowerShares Dynamic Insurance Portfolio is based on the Dynamic Insurance Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 2005 inception, the Fund started on a positive note, providing a 12.54% return. Property and casualty stocks led the advance as W.R. Berkley Corp., The Chubb Corp. and Safety Insurance Group, Inc. moved upward. Life and health insurance stocks were next in line as Conseco, Inc., StanCorp Financial Group, Inc. and Lincoln National Corp. appreciated nicely. Multi-line insurers such as Hartford Financial Services Group, Inc., Loews Corp. and American Financial Group, Inc. also contributed positively to the Fund's performance over the reporting period. Reinsurance companies contributed the least to the Fund's performance.

FUND PERFORMANCE HISTORY (%)                              AS OF 30 APRIL 2006

                                                            FUND INCEPTION
INDEX
DYNAMIC INSURANCE INTELLIDEX(SM) INDEX                          12.91
S&P SUPERCOMPOSITE INSURANCE INDEX                               7.94

FUND
NAV                                                             12.54
SHARE PRICE RETURN                                              12.59

FUND INCEPTION: 26 OCTOBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE INSURANCE INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 52 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC INSURANCE PORTFOLIO (TICKER: PIC)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC           S&P SUPERCOMPOSITE
                        INSURANCE PORTFOLIO            INSURANCE INDEX
11/30/2005                   $10,000                       $10,000
12/30/2005                   $10,523                       $10,480
01/31/2006                   $10,296                       $10,375
02/28/2006                   $10,535                       $10,229
03/31/2006                   $10,516                       $10,339
04/28/2006                   $10,617                       $10,228

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

PROPERTY/CASUALTY INSURANCE                                   38.0
LIFE/HEALTH INSURANCE                                         27.8
MULTI-LINE INSURANCE                                          26.2
INSURANCE BROKERS                                              4.6
FINANCIAL GUARANTEE INSURANCE                                  2.9
OTHER                                                          0.5

STYLE ALLOCATION (%)

MID VALUE                                                    42.79
SMALL VALUE                                                  27.52
LARGE VALUE                                                  24.89
LARGE GROWTH                                                  4.80

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

LOEWS CORP.                                                   5.27
HARTFORD FINANCIAL SERVICES GROUP (THE), INC.                 5.15
LINCOLN NATIONAL CORP.                                        4.91
CHUBB (THE) CORP.                                             4.89
METLIFE, INC.                                                 4.81
AFLAC, INC.                                                   4.78
PRUDENTIAL FINANCIAL, INC.                                    4.66
AON CORP.                                                     4.65
LANDAMERICA FINANCIAL GROUP, INC.                             3.22
SAFETY INSURANCE GROUP, INC.                                  2.96
                                                             -----
TOTAL                                                        45.30
                                                             =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO (TICKER: PEJ)

The PowerShares Dynamic Leisure and Entertainment Portfolio is based on the Dynamic Leisure and Entertainment Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Leisure and Entertainment stocks generally kept pace with the broad U.S. market during the reporting period; similarly, the Fund posted a market-like 10.41% return. Restaurant stocks led the charge, as Papa John's International, Inc., Starbucks Corp. and McDonald's Corp. all contributed nicely. International Game Technology and other gaming stocks performed well as did hotel and resort companies such as Choice Hotels International, Inc., Hilton Hotels Corp. and Starwood. Internet retailers such as Priceline.com, Inc. and Expedia lagged.

FUND PERFORMANCE HISTORY (%)                                AS OF 30 APRIL 2006

                                                              FUND INCEPTION
INDEX
DYNAMIC LEISURE AND ENTERTAINMENT INTELLIDEX(SM) INDEX            11.08
S&P SUPERCOMPOSITE HOTELS, RESTAURANTS & LEISURE INDEX            13.52

FUND
NAV                                                               10.41
SHARE PRICE RETURN                                                10.47

FUND INCEPTION: 23 JUNE 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE HOTELS, RESTAURANTS & LEISURE INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 45 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO (TICKER: PEJ)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC                S&P SUPERCOMPOSITE
                     LEISURE AND ENTERTAINMENT           HOTELS, RESTAURANTS &
                            PORTFOLIO                        LEISURE INDEX
07/29/2005                   $10,000                            $10,000
08/31/2005                   $10,239                            $10,338
09/30/2005                   $ 9,576                            $ 9,797
10/31/2005                   $ 9,481                            $ 9,722
11/30/2005                   $ 9,713                            $ 9,716
12/30/2005                   $10,349                            $10,457
01/31/2006                   $10,396                            $10,565
02/28/2006                   $10,984                            $10,947
03/31/2006                   $10,841                            $11,113
04/28/2006                   $11,169                            $11,351

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

RETAIL                                                             41.5
ENTERTAINMENT                                                      19.2
LODGING                                                            15.9
INTERNET                                                            7.7
LEISURE TIME                                                        7.0
MEDIA                                                               3.2
SOFTWARE                                                            2.7
COMMERCIAL SERVICES                                                 2.7
MONEY MARKET FUND                                                   0.1

STYLE ALLOCATION (%)

MID GROWTH                                                        32.87
SMALL VALUE                                                       21.06
LARGE GROWTH                                                      14.71
SMALL GROWTH                                                      11.00
MID VALUE                                                         10.53
LARGE VALUE                                                        9.83

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

HILTON HOTELS CORP.                                                5.40
MARRIOTT INTERNATIONAL, INC., CLASS A                              5.20
INTERNATIONAL GAME TECHNOLOGY                                      5.19
YUM! BRANDS, INC.                                                  5.07
STARBUCKS CORP.                                                    5.04
IAC/INTERACTIVECORP                                                4.95
MCDONALD'S CORP.                                                   4.75
CARNIVAL CORP. (PANAMA)                                            4.44
PENN NATIONAL GAMING, INC.                                         3.29
CHOICE HOTELS INTERNATIONAL, INC.                                  3.28
                                                                  -----
TOTAL                                                             46.61
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC MEDIA PORTFOLIO (TICKER: PBS)

The PowerShares Dynamic Media Portfolio is based on the Dynamic Media Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Media stocks languished during the reporting period, with the Fund returning -3.15% since its inception in June 2005. Publishing stocks led the Fund downward as ProQuest Co., Media General, Inc., Class A and The McClatchy Co., Class A all posted disappointing results. Advertising stocks provided little relief, as Schawk, Valassis Communications, Inc. and Arbitron, Inc. all posted disappointing results. The Fund did benefit from a few Internet services companies such as Monster Worldwide, Inc., aQuantive, Inc., HomeStore, Inc. and Sohu.com., Inc., all which posted positive results.

FUND PERFORMANCE HISTORY (%)                            AS OF 30 APRIL 2006

                                                          FUND INCEPTION
INDEX
DYNAMIC MEDIA INTELLIDEX(SM) INDEX                            -2.39
S&P SUPERCOMPOSITE MEDIA INDEX                                 0.32

FUND
NAV                                                           -3.15
SHARE PRICE RETURN                                            -3.15

FUND INCEPTION: 23 JUNE 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE MEDIA INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 32 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC MEDIA PORTFOLIO (TICKER: PBS)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC                S&P SUPERCOMPOSITE
                          MEDIA PORTFOLIO                      MEDIA INDEX
07/29/2005                   $10,000                            $10,000
08/31/2005                   $10,020                            $10,232
09/30/2005                   $ 9,940                            $10,332
10/31/2005                   $ 9,751                            $10,069
11/30/2005                   $ 9,362                            $ 9,644
12/30/2005                   $ 9,677                            $ 9,855
01/31/2006                   $ 9,630                            $ 9,729
02/28/2006                   $ 9,711                            $ 9,923
03/31/2006                   $ 9,711                            $ 9,961
04/28/2006                   $ 9,845                            $ 9,868

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

MEDIA                                                              53.6
INTERNET                                                           18.4
ADVERTISING                                                        16.5
COMMERCIAL SERVICES                                                11.4
MONEY MARKET FUND                                                   0.1

STYLE ALLOCATION (%)

MID GROWTH                                                        23.95
SMALL VALUE                                                       23.44
LARGE VALUE                                                       20.99
SMALL GROWTH                                                      13.91
LARGE GROWTH                                                      10.28
MID VALUE                                                          7.43

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

OMNICOM GROUP, INC.                                                5.73
ECHOSTAR COMMUNICATIONS CORP., CLASS A                             5.49
UNIVISION COMMUNICATIONS, INC., CLASS A                            5.28
MCGRAW-HILL COS. (THE), INC.                                       5.17
CLEAR CHANNEL COMMUNICATIONS, INC.                                 5.10
LIBERTY MEDIA CORP., CLASS A                                       5.10
WALT DISNEY (THE) CO.                                              5.07
TIME WARNER, INC.                                                  5.05
SOHU.COM, INC.                                                     3.38
MONSTER WORLDWIDE, INC.                                            3.26
                                                                  -----
TOTAL                                                             48.63
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC NETWORKING PORTFOLIO (TICKER: PXQ)

The PowerShares Dynamic Networking Portfolio is based on the Dynamic Networking Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Networking stocks in general had a fairly strong showing during the reporting period; as a result, the Fund posted a respectable 16.18% since its June 2005 inception. Broadcom Corp., Class A, Conexant Systems, Inc. and Atheros Communications, Inc. are examples of semiconductor stocks involved in networking which posted exceptional results during the reporting period. Communications equipment stocks Tellabs, Inc., Ciena Corp. and QUALCOMM also contributed nicely to the Fund's performance. Software makers Citrix Systems and RSA Security,
Inc. contributed, as did Brocade Communications Systems, Inc. on the hardware side. Internet software company Websense, Inc., contributed least, although up during the period. Computer storage and peripheral stocks trailed.

FUND PERFORMANCE HISTORY (%)                              AS OF 30 APRIL 2006

                                                            FUND INCEPTION
INDEX
DYNAMIC NETWORKING INTELLIDEX(SM) INDEX                          16.30
S&P SUPERCOMPOSITE COMMUNICATIONS EQUIPMENT INDEX                23.00

FUND
NAV                                                              16.18
SHARE PRICE RETURN                                               15.98

FUND INCEPTION: 23 JUNE 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE COMMUNICATION EQUIPMENT INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 38 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC NETWORKING PORTFOLIO (TICKER: PXQ)

GROWTH SINCE INCEPTION

[CHART]

                            POWERSHARES                  S&P SUPERCOMPOSITE
                        DYNAMIC NETWORKING            COMMUNICATIONS EQUIPMENT
                            PORTFOLIO                           INDEX
07/29/2005                   $10,000                           $10,000
08/31/2005                   $10,848                           $10,870
09/30/2005                   $10,534                           $10,655
10/31/2005                   $10,985                           $11,104
11/30/2005                   $10,342                           $10,647
12/30/2005                   $10,841                           $11,282
01/31/2006                   $10,691                           $10,878
02/28/2006                   $11,505                           $11,882
03/31/2006                   $11,375                           $12,126
04/28/2006                   $12,283                           $13,003

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

TELECOMMUNICATIONS                                                53.2
SEMICONDUCTORS                                                    21.2
INTERNET                                                          13.6
COMPUTERS                                                          6.1
SOFTWARE                                                           6.0
OTHER                                                             (0.1)

STYLE ALLOCATION (%)

MID GROWTH                                                       36.93
SMALL GROWTH                                                     25.30
LARGE GROWTH                                                     19.11
SMALL VALUE                                                      14.03
MID VALUE                                                         4.63

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

CITRIX SYSTEMS, INC.                                              6.04
QUALCOMM, INC.                                                    5.17
TELLABS, INC.                                                     5.08
CISCO SYSTEMS, INC.                                               5.02
JUNIPER NETWORKS, INC.                                            4.90
LUCENT TECHNOLOGIES, INC.                                         4.63
MOTOROLA, INC.                                                    4.63
BROADCOM CORP., CLASS A                                           4.30
RSA SECURITY, INC.                                                3.74
NETGEAR, INC.                                                     3.40
                                                                 -----
TOTAL                                                            46.91
                                                                 =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO (TICKER: PXJ)

The PowerShares Dynamic Oil & Gas Services Portfolio is based on the Dynamic Oil Services Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Benefiting from surging energy prices and increasing demand, oil and gas services companies rocketed, and the Fund posted a 30.31% return in its short life starting in October 2005. Leading the group was oilfield services companies Schlumberger Ltd. (Netherlands), RPC, Inc., Baker Hughes, Inc. and Weatherford International Ltd. (Bermuda). Drillers also contributed robustly, while companies Diamond Offshore Drilling, Inc., Transocean, Inc. (Cayman Islands) and GlobalSantaFe Corp. were foremost in performance. Drillers which lagged the group included Parker Drilling Co. and Pioneer Drilling Co.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
DYNAMIC OIL & GAS SERVICES INTELLIDEX(SM) INDEX                    30.82
S&P SUPERCOMPOSITE OIL & GAS EQUIPMENT & SERVICES INDEX            43.21

FUND
NAV                                                                30.31
SHARE PRICE RETURN                                                 30.59

FUND INCEPTION: 26 OCTOBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE OIL & GAS EQUIPMENT & SERVICES INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 25 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO (TICKER: PXJ)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC                S&P SUPERCOMPOSITE
                             OIL & GAS                    OIL & GAS EQUIPMENT &
                        SERVICES PORTFOLIO                   SERVICES INDEX
11/30/2005                   $10,000                            $10,000
12/30/2005                   $10,546                            $10,593
01/31/2006                   $10,864                            $10,771
02/28/2006                   $13,277                            $13,511
03/31/2006                   $11,236                            $11,835
04/28/2006                   $12,035                            $12,747

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

OIL & GAS SERVICES                                                 53.2
OIL & GAS                                                          34.0
ENGINEERING & CONSTRUCTION                                          5.2
TRANSPORTATION                                                      4.6
METAL FABRICATE/HARDWARE                                            3.0

STYLE ALLOCATION (%)

MID GROWTH                                                        38.10
LARGE GROWTH                                                      35.94
SMALL VALUE                                                       13.05
SMALL GROWTH                                                      12.91

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

WEATHERFORD INTERNATIONAL LTD. (BERMUDA)                           5.47
SCHLUMBERGER LTD. (NETHERLANDS)                                    5.31
BAKER HUGHES, INC.                                                 5.24
DIAMOND OFFSHORE DRILLING, INC.                                    5.22
BJ SERVICES CO.                                                    5.07
TRANSOCEAN, INC. (CAYMAN ISLANDS)                                  5.07
HALLIBURTON CO.                                                    4.96
NATIONAL-OILWELL VARCO, INC.                                       4.82
TODCO, CLASS A                                                     3.09
GRANT PRIDECO, INC.                                                3.03
                                                                  -----
TOTAL                                                             47.28
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO (TICKER: PJP)

The PowerShares Dynamic Pharmaceuticals Portfolio is based on the Dynamic Pharmaceuticals Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Although pharmaceutical stocks struggled in general, with the S&P SuperComposite Pharmaceutical Index losing 3.22%, the Fund was able to navigate an 11.74% positive return since its inception in June 2005. By having dramatically lower exposures to the largest pharmaceutical companies that a typical cap-weighted index produces, the Fund was able to mitigate losses from shares of struggling Pfizer, Inc., Johnson & Johnson, Abbott Laboratories and Eli Lilly & Co., which alone comprise more than 60% of the S&P Pharmaceutical Index.

The Fund also benefited from timely selections of companies such as Alpharma, Inc., Class A, King Pharmaceuticals, Inc. and First Horizon Pharmaceutical Corp., all of which have little to no exposure in the S&P SuperComposite Pharmaceutical Index. Additionally, because of the distinct 'bottom-up' classification process used by the Intellidex, the Fund benefited from owning biotech companies which are also involved in the pharmaceutical space, such as Celgene Corp. and Cephalon, Inc., which would not be included in an index utilizing a 'top-down' classification approach in which overlap is generally not permitted.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
DYNAMIC PHARMACEUTICALS INTELLIDEX(SM) INDEX                       11.99
S&P SUPERCOMPOSITE PHARMACEUTICAL INDEX                            -3.22

FUND
NAV                                                                11.74
SHARE PRICE RETURN                                                 11.86

FUND INCEPTION: 23 JUNE 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE PHARMACEUTICAL INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 44 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO (TICKER: PJP)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC                S&P SUPERCOMPOSITE
                          PHARMACEUTICALS                    PHARMACEUTICAL
                             PORTFOLIO                           INDEX
07/29/2005                   $10,000                            $10,000
08/31/2005                   $10,485                            $ 9,908
09/30/2005                   $10,876                            $ 9,759
10/31/2005                   $10,856                            $ 9,598
11/30/2005                   $10,512                            $ 9,142
12/30/2005                   $10,822                            $ 9,021
01/31/2006                   $11,112                            $ 9,514
02/28/2006                   $11,375                            $ 9,809
03/31/2006                   $11,523                            $ 9,962
04/28/2006                   $11,584                            $ 9,888

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

PHARMACEUTICALS                                                    74.4
BIOTECHNOLOGY                                                      20.2
HEALTH CARE                                                         5.3
MONEY MARKET FUND                                                   0.1

STYLE ALLOCATION (%)

LARGE VALUE                                                       34.41
LARGE GROWTH                                                      26.07
SMALL GROWTH                                                      17.87
MID GROWTH                                                        16.29
MID VALUE                                                          5.36

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

JOHNSON & JOHNSON                                                  5.32
WYETH                                                              5.31
ABBOTT LABORATORIES                                                5.23
MERCK & CO., INC.                                                  5.17
PFIZER, INC.                                                       5.15
GENENTECH, INC.                                                    5.09
ELI LILLY & CO.                                                    5.03
AMGEN, INC.                                                        4.82
FIRST HORIZON PHARMACEUTICAL CORP.                                 3.44
KOS PHARMACEUTICALS, INC.                                          3.39
                                                                  -----
TOTAL                                                             47.95
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC RETAIL PORTFOLIO (TICKER: PMR)

The PowerShares Dynamic Retail Portfolio is based on the Dynamic Retail Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

The Fund started on a strong positive note since its inception in October of last year, providing a 20.98% return to investors. Although automakers struggled, retail automotive stocks such as Group 1 Automotive, Inc. rocketed and contributed most to the Fund's performance as a group. Apparel stocks American Eagle Outfitters, Inc., Men's Wearhouse and Dress Barn, Inc. advanced, adding to the Fund's bottom line. Shoppers frequented specialty retailers Claire's Stores, Inc., Staples, Inc., The Sports Authority, Inc., Office Depot and Barnes & Noble, Inc., rewarding investors. Retail distributor Building Materials Holding Corp. and home furnisher Bed Bath & Beyond lagged their peers.

FUND PERFORMANCE HISTORY (%)                            AS OF 30 APRIL 2006

                                                          FUND INCEPTION
INDEX
DYNAMIC RETAIL INTELLIDEX(SM) INDEX                           21.26
S&P SUPERCOMPOSITE RETAILING INDEX                            12.35

FUND
NAV                                                           20.98
SHARE PRICE RETURN                                            20.83

FUND INCEPTION: 26 OCTOBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE RETAILING INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 91 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC RETAIL PORTFOLIO (TICKER: PMR)

GROWTH SINCE INCEPTION

[CHART]

                             POWERSHARES                  S&P SUPERCOMPOSITE
                           DYNAMIC RETAIL                      RETAILING
                             PORTFOLIO                           INDEX
11/30/2005                   $10,000                            $10,000
12/30/2005                   $10,486                            $10,496
01/31/2006                   $10,454                            $10,426
02/28/2006                   $11,043                            $10,572
03/31/2006                   $11,231                            $10,773
04/28/2006                   $11,641                            $10,931

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

RETAIL                                                             84.5
COMMERCIAL SERVICES                                                 5.1
INTERNET                                                            3.0
DISTRIBUTION/WHOLESALE                                              2.5
FOOD                                                                2.5
BUILDING MATERIALS                                                  2.4

STYLE ALLOCATION (%)

SMALL VALUE                                                       27.51
LARGE GROWTH                                                      20.19
MID GROWTH                                                        18.02
MID VALUE                                                         13.59
SMALL GROWTH                                                      10.74
LARGE VALUE                                                        9.95

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

STAPLES, INC.                                                      5.51
J.C. PENNEY CO., INC.                                              5.44
OFFICE DEPOT, INC.                                                 5.39
COSTCO WHOLESALE CORP.                                             5.07
CVS CORP.                                                          4.97
TARGET CORP.                                                       4.64
NORDSTROM, INC.                                                    4.55
GAP (THE), INC.                                                    4.51
GROUP 1 AUTOMOTIVE, INC.                                           3.71
AMERICAN EAGLE OUTFITTERS, INC.                                    3.27
                                                                  -----
TOTAL                                                             47.06
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO (TICKER: PSI)

The PowerShares Dynamic Semiconductors Portfolio is based on the Dynamic Semiconductors Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Semiconductor stocks in general did well over the reporting period and the Fund was able to provide additional outperformance to the industry, returning 35.16% since its June 2005 inception. Advanced Micro Devices, NVIDIA Corp. and SiRF Technology all posted stellar results within the Fund. MEMC Electronics Materials, Inc., Cymer, Inc. and Lam Research Corp. were the best performers of the semiconductor equipment makers. The Fund also benefited from a lower exposure to the struggling Intel Corp., which carries a high weight in cap weighted indexes. The Fund completely avoided Maxim Integrated Products, Inc., another flagging semiconductor which typically has fairly high representation in passive semiconductor benchmarks. Although benefiting on a relative basis from a lower weight in Intel Corp., overall the stock contributed negatively to the Fund's performance.

FUND PERFORMANCE HISTORY (%)                                AS OF 30 APRIL 2006

                                                              FUND INCEPTION
INDEX
DYNAMIC SEMICONDUCTORS INTELLIDEX(SM) INDEX                       35.87
S&P SUPERCOMPOSITE SEMICONDUCTOR INDEX                             4.65

FUND
NAV                                                               35.16
SHARE PRICE RETURN                                                35.07

FUND INCEPTION: 23 JUNE 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE SEMICONDUCTOR INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 65 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO (TICKER: PSI)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC                S&P SUPERCOMPOSITE
                          SEMICONDUCTORS                      SEMICONDUCTOR
                            PORTFOLIO                            INDEX
07/29/2005                   $10,000                            $10,000
08/31/2005                   $11,086                            $10,890
09/30/2005                   $11,037                            $10,673
10/31/2005                   $11,065                            $10,556
11/30/2005                   $10,401                            $ 9,736
12/30/2005                   $11,598                            $10,938
01/31/2006                   $11,362                            $10,575
02/28/2006                   $13,320                            $10,725
03/31/2006                   $13,216                            $10,599
04/28/2006                   $13,555                            $10,461

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

SEMICONDUCTORS                                                     89.3
TELECOMMUNICATIONS                                                  5.2
ELECTRONICS                                                         2.9
ELECTRICAL COMPONENTS & EQUIPMENT                                   2.6

STYLE ALLOCATION (%)

SMALL GROWTH                                                      31.72
MID GROWTH                                                        30.29
LARGE GROWTH                                                      23.59
SMALL VALUE                                                       14.40

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

NVIDIA CORP.                                                       6.05
TEXAS INSTRUMENTS, INC.                                            5.50
NATIONAL SEMICONDUCTOR CORP.                                       5.28
QUALCOMM, INC.                                                     5.17
ANALOG DEVICES, INC.                                               4.69
LINEAR TECHNOLOGY CORP.                                            4.54
APPLIED MATERIALS, INC.                                            4.45
ADVANCED MICRO DEVICES, INC.                                       3.79
ZORAN CORP.                                                        3.71
AMKOR TECHNOLOGY, INC.                                             3.46
                                                                  -----
TOTAL                                                             46.64
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO (TICKER: PSJ)

The PowerShares Dynamic Software Portfolio is based on the Dynamic Software Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Software stocks in general did well over the reporting period and the Fund did even better, posting a 23.10% return since its June 2005 inception. Application software stocks led the pack, with names such as Informatica Corp., Blackbaud, Inc., Citrix Systems, Inc. and MicroStrategy, Inc., Class A leading the charge. Next in line were data processing software firms such as DST Systems, Inc. and TALX Corp. Software companies servicing the investment brokerage and healthcare field also posted strong results. Relative to the industry, the Fund benefited from lower exposures to declining systems software stocks such as Symantec Corp. and CA, Inc., although contributing negatively to the Fund on an absolute basis.

FUND PERFORMANCE HISTORY (%)                               AS OF 30 APRIL 2006

                                                             FUND INCEPTION
INDEX
DYNAMIC SOFTWARE INTELLIDEX(SM) INDEX                            23.73
S&P SUPERCOMPOSITE SOFTWARE & SERVICES INDEX                      6.53

FUND
NAV                                                              23.10
SHARE PRICE RETURN                                               23.15

FUND INCEPTION: 23 JUNE 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE SOFTWARE & SERVICES INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 102 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO (TICKER: PSJ)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC               S&P SUPERCOMPOSITE
                         SOFTWARE PORTFOLIO            SOFTWARE & SERVICES INDEX
07/29/2005                   $10,000                            $10,000
08/31/2005                   $10,732                            $10,314
09/30/2005                   $10,802                            $10,524
10/31/2005                   $11,100                            $10,394
11/30/2005                   $11,354                            $10,557
12/30/2005                   $11,555                            $10,945
01/31/2006                   $11,642                            $10,688
02/28/2006                   $12,070                            $11,033
03/31/2006                   $11,856                            $10,767
04/28/2006                   $11,969                            $10,944

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

SOFTWARE                                                           75.8
COMPUTERS                                                          11.1
INTERNET                                                            6.2
TELECOMMUNICATIONS                                                  3.9
DIVERSIFIED FINANCIAL SERVICES                                      3.1
OTHER                                                              (0.1)

STYLE ALLOCATION (%)

MID GROWTH                                                        38.75
SMALL GROWTH                                                      32.47
SMALL VALUE                                                       16.46
LARGE GROWTH                                                       9.39
MID VALUE                                                          2.93

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

CITRIX SYSTEMS, INC.                                               6.26
AUTODESK, INC.                                                     5.61
RED HAT, INC.                                                      5.43
FISERV, INC.                                                       5.21
ADOBE SYSTEMS, INC.                                                4.95
BMC SOFTWARE, INC.                                                 4.73
MICROSOFT CORP.                                                    4.44
COMVERSE TECHNOLOGY, INC.                                          3.88
TRANSACTION SYSTEMS ARCHITECTS, INC.                               3.44
REALNETWORKS, INC.                                                 3.39
                                                                  -----
TOTAL                                                             47.34
                                                                  =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS PORTFOLIO (TICKER: PTE)

The PowerShares Dynamic Telecommunications & Wireless Portfolio is based on the Dynamic Telecommunications & Wireless Intellidex. The Intellidex thoroughly evaluates companies based on a variety of investment merit criteria, including fundamental growth, stock valuation, investment timeliness and risk factors. Securities shown to possess the greatest capital appreciation potential are selected by the Index and incorporated by the portfolio manager.

The Fund has started positively since its inception in December of last year, accomplishing an 11.74% return in its relatively short life. Alternative telephone carriers such as Time Warner Telecom, Inc., Class A, Level 3 Communications, Inc. and Broadwing Corp. led the advance, posting solid results. Integrated telecommunication companies BellSouth Corp. and Qwest Communications International, Inc. also contributed positively. The Fund also benefited from wireless carriers American Tower Corp. and U.S. Cellular. Internet software company EarthLink, Inc. declined as did communications equipment stocks Comverse Technology, Inc. and Motorola, Inc.

FUND PERFORMANCE HISTORY (%)                                 AS OF 30 APRIL 2006

                                                               FUND INCEPTION
INDEX
DYNAMIC TELECOMMUNICATIONS & WIRELESS INTELLIDEX(SM) INDEX         12.52
S&P SUPERCOMPOSITE TELECOMMICATIONS SERVICES INDEX                  7.82

FUND
NAV                                                                11.74
SHARE PRICE RETURN                                                 11.80

FUND INCEPTION: 06 DECEMBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE TELECOMMUNICATIONS SERVICES INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 13 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES TELECOMMUNICATIONS & WIRELESS PORTFOLIO (TICKER: PTE)

GROWTH SINCE INCEPTION

[CHART]

                           POWERSHARES DYNAMIC                    S&P SUPERCOMPOSITE
                      TELECOMMUNICATIONS & WIRELESS           TELECOMMUNICATIONS SERVICES
                               PORTFOLIO                                INDEX
01/31/2006                      $10,000                                $10,000
02/28/2006                      $10,392                                $10,407
03/31/2006                      $10,514                                $11,090
04/28/2006                      $11,299                                $11,442

INDUSTRY BREAKDOWN (% OF THE FUND'S NET ASSETS)

TELECOMMUNICATIONS                                                        80.5
MEDIA                                                                      5.1
INTERNET                                                                   4.9
ELECTRONICS                                                                3.4
COMMERCIAL SERVICES                                                        3.0
SOFTWARE                                                                   2.9
OTHER                                                                      0.2

STYLE ALLOCATION (%)

MID GROWTH                                                               28.60
LARGE VALUE                                                              18.76
MID VALUE                                                                15.63
SMALL GROWTH                                                             14.66
SMALL VALUE                                                              12.91
LARGE GROWTH                                                              9.44

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

ECHOSTAR COMMUNICATIONS CORP., CLASS A                                    5.13
BELLSOUTH CORP.                                                           5.00
SPRINT NEXTEL CORP.                                                       4.82
ALLTEL CORP.                                                              4.74
LUCENT TECHNOLOGIES, INC.                                                 4.60
MOTOROLA, INC.                                                            4.60
VERIZON COMMUNICATIONS, INC.                                              4.58
AT&T, INC.                                                                4.41
LEVEL 3 COMMUNICATIONS, INC.                                              4.17
BROADWING CORP.                                                           3.96
                                                                         -----
TOTAL                                                                    46.01
                                                                         =====

MANAGERS' ANALYSIS

POWERSHARES DYNAMIC UTILITIES PORTFOLIO (TICKER: PUI)

The PowerShares Dynamic Utilities Portfolio is based on the Dynamic Utilities Intellidex(SM) Index, and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that equity index.

Since its October 2005 inception, the Fund has started positively, accomplishing a 7.82% return. Multi-line and electric utility companies made up a vast majority of the Fund's holdings, while gas and water utilities had significantly less representation in the Fund. CMS Energy Corp. and Centerpoint Energy, Inc. and NiSource, Inc. were the worst performing of the group. PG&E Corp., KeySpan Corp. and NorthWestern Corp. were the best performing multi-line utility companies; Allegheny Energy, Inc., FirstEnergy Corp. and Pepco Holdings, Inc. were top performing electric utilities for the Fund; American Electric Power Co., Inc., El Paso Electric Co. and Edison International lagged. Independent power producers Ormat Technologies, Inc. and NRG Energy, Inc. also contributed during the reporting period.

FUND PERFORMANCE HISTORY (%)                               AS OF 30 APRIL 2006

                                                             FUND INCEPTION
INDEX
DYNAMIC UTILITIES INTELLIDEX(SM) INDEX                            8.28
S&P SUPERCOMPOSITE UTILITIES INDEX                                4.22

FUND
NAV                                                               7.82
SHARE PRICE RETURN                                                7.85

FUND INCEPTION: 26 OCTOBER 2005

INVESTMENT OBJECTIVE, RISKS AND EXPENSES SHOULD ALSO BE CONSIDERED WHEN COMPARING INVESTMENT RETURNS. THE INDEX PERFORMANCE RESULTS ARE HYPOTHETICAL. THE S&P SUPERCOMPOSITE UTILITIES INDEX IS AN UNMANAGED INDEX USED AS A MEASUREMENT OF CHANGE IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 82 COMMON STOCKS.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE QUOTED. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE; AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE REFLECTS FEE WAIVERS, WITHOUT WHICH, PERFORMANCE WOULD HAVE BEEN LOWER. SEE POWERSHARES.COM TO FIND THE MOST RECENT MONTH-END PERFORMANCE NUMBERS.

POWERSHARES DYNAMIC UTILITIES PORTFOLIO (TICKER: PUI)

GROWTH SINCE INCEPTION

[CHART]

                        POWERSHARES DYNAMIC               S&P SUPERCOMPOSITE
                        UTILITIES PORTFOLIO                 UTILITIES INDEX
11/30/2005                   $10,000                            $10,000
12/30/2005                   $ 9,898                            $ 9,992
01/31/2006                   $ 9,924                            $10,067
02/28/2006                   $10,381                            $10,345
03/31/2006                   $10,604                            $10,455
04/28/2006                   $10,292                            $10,048

SECTOR BREAKDOWN (% OF THE FUND'S NET ASSETS)

ELECTRIC                                                           83.9
GAS                                                                10.3
PIPELINES                                                           5.6
OTHER                                                               0.2

STYLE ALLOCATION (%)

MID VALUE                                                         50.20
LARGE VALUE                                                       24.43
MID GROWTH                                                        10.99
SMALL GROWTH                                                       8.77
SMALL VALUE                                                        5.61

TOP TEN FUND HOLDINGS (% OF THE FUND'S NET ASSETS) AS OF 30 APRIL 2006

SECURITY

PG&E CORP.                                                         5.36
DUKE ENERGY CORP.                                                  5.22
FIRSTENERGY CORP.                                                  5.15
SEMPRA ENERGY                                                      4.81
EXELON CORP.                                                       4.79
PPL CORP.                                                          4.74
AMERICAN ELECTRIC POWER CO., INC.                                  4.68
EDISON INTERNATIONAL                                               4.56
AQUILA, INC.                                                       3.14
NORTHWESTERN CORP.                                                 2.99
                                                                  -----
TOTAL                                                             45.44
                                                                  =====

                       This page intentionally left blank

FUNDS' DIVIDEND HISTORY (UNAUDITED)

                                                         EX-DIVIDEND    03/17/06     12/30/05     12/16/05    09/16/05    06/17/05
                                                         RECORD         03/21/06     01/04/06     12/20/05    09/20/05    06/21/05
                                                         PAYABLE        03/30/06     01/31/06     12/30/05    09/30/05    06/30/05
PRODUCT                                                  TICKER

POWERSHARES DYNAMIC MARKET PORTFOLIO                     PWC             0.04452           --      0.13055     0.04739     0.10797
POWERSHARES DYNAMIC OTC PORTFOLIO                        PWO                  --           --           --     0.05663          --
POWERSHARES FTSE RAFI US 1000 PORTFOLIO                  PRF             0.12172           --           --          --          --

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO           PWB                  --           --      0.00241          --          --
POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO            PWV             0.04783           --      0.07647     0.05490     0.06233
POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO             PWJ                  --
POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO              PWP             0.03356           --      0.12251     0.04806     0.04852
POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO           PWT                  --
POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO            PWY             0.01644           --      0.02879     0.02835     0.03471

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO             PFM             0.07660           --      0.08740          --          --
POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM)
  PORTFOLIO                                              PEY             0.12300           --      0.11320     0.11490     0.12828
POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM)
  PORTFOLIO                                              PHJ             0.05916           --      0.08594          --          --
POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM)
  PORTFOLIO                                              PID             0.11910           --      0.07747          --          --

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO                PPA                  --           --      0.02191          --          --
POWERSHARES GOLDEN DRAGON HALTER USX CHINA
  PORTFOLIO                                              PGJ                  --           --      0.00132     0.11161     0.04962
POWERSHARES LUX NANOTECH PORTFOLIO                       PXN                  --      0.06725      0.01063          --          --
POWERSHARES VALUE LINE TIMELINESS(TM) SELECT
  PORTFOLIO                                              PIV                  --           --           --          --          --
POWERSHARES WATER RESOURCES PORTFOLIO                    PHO                  --      0.02682      0.00627          --          --
POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO            PBW                  --
POWERSHARES ZACKS MICRO CAP PORTFOLIO                    PZI                  --           --      0.01012          --          --
POWERSHARES ZACKS SMALL CAP PORTFOLIO                    PZJ                  --           --           --          --          --

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME
  PORTFOLIO                                              PBE                  --
POWERSHARES DYNAMIC BUILDING & CONSTRUCTION
  PORTFOLIO                                              PKB                  --           --      0.00730          --          --
POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION
  PORTFOLIO                                              PXE                  --           --      0.01681          --          --
POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO            PBJ             0.01605           --      0.02825     0.04552          --
POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS
  PORTFOLIO                                              PHW                  --           --           --          --          --
POWERSHARES DYNAMIC INSURANCE PORTFOLIO                  PIC             0.01798           --      0.04533          --          --
POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT
  PORTFOLIO                                              PEJ                  --           --      0.01677          --          --
POWERSHARES DYNAMIC MEDIA PORTFOLIO                      PBS                  --           --      0.00257     0.01746          --
POWERSHARES DYNAMIC NETWORKING PORTFOLIO                 PXQ                  --
POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO         PXJ                  --           --           --          --          --
POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO            PJP             0.01237           --      0.01581     0.01493          --
POWERSHARES DYNAMIC RETAIL PORTFOLIO                     PMR                  --           --      0.01269          --          --
POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO             PSI                  --
POWERSHARES DYNAMIC SOFTWARE PORTFOLIO                   PSJ                  --
POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS
  PORTFOLIO                                              PTE             0.03180           --      0.00158          --          --
POWERSHARES DYNAMIC UTILITIES PORTFOLIO                  PUI             0.07089           --      0.11650          --          --

                                                       EX-DIVIDEND    03/18/05     04/01/05    12/17/04     12/31/04      09/17/04
                                                       RECORD         03/22/05     04/05/05    12/21/04     01/04/05      09/21/04
                                                       PAYABLE        04/29/05     04/29/05    01/31/05     01/31/05      10/29/04
PRODUCT                                                TICKER
POWERSHARES DYNAMIC MARKET PORTFOLIO                   PWC                  --      0.02900          --     0.08784        0.03096
POWERSHARES DYNAMIC OTC PORTFOLIO                      PWO                  --           --          --          --             --
POWERSHARES FTSE RAFI US 1000 PORTFOLIO                PRF                  --           --          --          --             --

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO         PWB                  --           --          --          --             --
POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO          PWV                  --      0.01222          --          --             --
POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO           PWJ
POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO            PWP                  --      0.02010          --          --             --
POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO         PWT
POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO          PWY                  --           --          --          --             --

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO           PFM                  --           --          --          --             --
POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM)
  PORTFOLIO                                            PEY             0.03688      0.09700     0.00859     0.02742             --
POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM)
  PORTFOLIO                                            PHJ                  --           --          --          --             --
POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM)
  PORTFOLIO                                            PID                  --           --          --          --             --

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO              PPA                  --           --          --          --             --
POWERSHARES GOLDEN DRAGON HALTER USX CHINA
  PORTFOLIO                                            PGJ                  --           --          --          --             --
POWERSHARES LUX NANOTECH PORTFOLIO                     PXN                  --           --          --          --             --
POWERSHARES VALUE LINE TIMELINESS(TM) SELECT
  PORTFOLIO                                            PIV                  --           --          --          --             --
POWERSHARES WATER RESOURCES PORTFOLIO                  PHO                  --           --          --          --             --
POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO          PBW
POWERSHARES ZACKS MICRO CAP PORTFOLIO                  PZI                  --           --          --          --             --
POWERSHARES ZACKS SMALL CAP PORTFOLIO                  PZJ                  --           --          --          --             --

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME
  PORTFOLIO                                            PBE
POWERSHARES DYNAMIC BUILDING & CONSTRUCTION
  PORTFOLIO                                            PKB                  --           --          --          --             --
POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION
  PORTFOLIO                                            PXE                  --           --          --          --             --
POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO          PBJ                  --           --          --          --             --
POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS
  PORTFOLIO                                            PHW                  --           --          --          --             --
POWERSHARES DYNAMIC INSURANCE PORTFOLIO                PIC                  --           --          --          --             --
POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT
  PORTFOLIO                                            PEJ                  --           --          --          --             --
POWERSHARES DYNAMIC MEDIA PORTFOLIO                    PBS                  --           --          --          --             --
POWERSHARES DYNAMIC NETWORKING PORTFOLIO               PXQ
POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO       PXJ                  --           --          --          --             --
POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO          PJP                  --           --          --          --             --
POWERSHARES DYNAMIC RETAIL PORTFOLIO                   PMR                  --           --          --          --             --
POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO           PSI
POWERSHARES DYNAMIC SOFTWARE PORTFOLIO                 PSJ
POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS
  PORTFOLIO                                            PTE                  --           --          --          --             --
POWERSHARES DYNAMIC UTILITIES PORTFOLIO                PUI                  --           --          --          --             --

                                                       EX-DIVIDEND    06/18/04     03/19/04    12/24/03    09/19/03       06/20/03
                                                       RECORD         06/22/04     03/23/04    12/29/03    09/23/03       06/24/03
                                                       PAYABLE        07/30/04     04/30/04    01/30/04    10/31/03       07/31/03
PRODUCT                                                TICKER
POWERSHARES DYNAMIC MARKET PORTFOLIO                   PWC             0.07211     0.05300     0.03646     0.04418        0.16848
POWERSHARES DYNAMIC OTC PORTFOLIO                      PWO                  --          --          --          --             --
POWERSHARES FTSE RAFI US 1000 PORTFOLIO                PRF                  --          --          --          --             --

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO         PWB                  --          --          --          --             --
POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO          PWV                  --          --          --          --             --
POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO           PWJ
POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO            PWP                  --          --          --          --             --
POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO         PWT
POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO          PWY                  --          --          --          --             --

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO           PFM                  --          --          --          --             --
POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM)
  PORTFOLIO                                            PEY                  --          --          --          --             --
POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM)
  PORTFOLIO                                            PHJ                  --          --          --          --             --
POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM)
  PORTFOLIO                                            PID                  --          --          --          --             --

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO              PPA                  --          --          --          --             --
POWERSHARES GOLDEN DRAGON HALTER USX CHINA
  PORTFOLIO                                            PGJ                  --          --          --          --             --
POWERSHARES LUX NANOTECH PORTFOLIO                     PXN                  --          --          --          --             --
POWERSHARES VALUE LINE TIMELINESS(TM) SELECT
  PORTFOLIO                                            PIV                  --          --          --          --             --
POWERSHARES WATER RESOURCES PORTFOLIO                  PHO                  --          --          --          --             --
POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO          PBW
POWERSHARES ZACKS MICRO CAP PORTFOLIO                  PZI                  --          --          --          --             --
POWERSHARES ZACKS SMALL CAP PORTFOLIO                  PZJ                  --          --          --          --             --

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME
  PORTFOLIO                                            PBE
POWERSHARES DYNAMIC BUILDING & CONSTRUCTION
  PORTFOLIO                                            PKB                  --          --          --          --             --
POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION
  PORTFOLIO                                            PXE                  --          --          --          --             --
POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO          PBJ                  --          --          --          --             --
POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS
  PORTFOLIO                                            PHW                  --          --          --          --             --
POWERSHARES DYNAMIC INSURANCE PORTFOLIO                PIC                  --          --          --          --             --
POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT
  PORTFOLIO                                            PEJ                  --          --          --          --             --
POWERSHARES DYNAMIC MEDIA PORTFOLIO                    PBS                  --          --          --          --             --
POWERSHARES DYNAMIC NETWORKING PORTFOLIO               PXQ
POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO       PXJ                  --          --          --          --             --
POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO          PJP                  --          --          --          --             --
POWERSHARES DYNAMIC RETAIL PORTFOLIO                   PMR                  --          --          --          --             --
POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO           PSI
POWERSHARES DYNAMIC SOFTWARE PORTFOLIO                 PSJ
POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS
  PORTFOLIO                                            PTE                  --          --          --          --             --
POWERSHARES DYNAMIC UTILITIES PORTFOLIO                PUI                  --          --          --          --             --

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS (UNAUDITED)

SINCE INCEPTION THRU APRIL 28, 2006

                                                                                       CLOSING PRICE ABOVE NAV
                                                                   --------------------------------------------------------------
                                                                    0-24       25-49     50-99     100-149    150-199      200+
                                                                   BASIS       BASIS     BASIS      BASIS      BASIS       BASIS
TICKER  FUND NAME                             INCEPTION   DAYS     POINTS      POINTS    POINTS     POINTS     POINTS      POINTS
PWC     DYNAMIC MARKET PORTFOLIO               05/01/03    641       447         62         9         0          0           0
PWO     DYNAMIC OTC PORTFOLIO                  05/01/03    641       364         29        11         0          0           0
PRF     FTSE RAFI US 1000 PORTFOLIO            12/19/05     70        38          4         0         0          0           0

PWB     DYNAMIC LARGE CAP GROWTH PORTFOLIO     03/03/05    292       220          2         1         0          0           0
PWV     DYNAMIC LARGE CAP VALUE PORTFOLIO      03/03/05    292       229          2         1         0          0           0
PWJ     DYNAMIC MID CAP GROWTH PORTFOLIO       03/03/05    292       174          1         2         0          0           0
PWP     DYNAMIC MID CAP VALUE PORTFOLIO        03/03/05    292       166          0         2         0          0           0
PWT     DYNAMIC SMALL CAP GROWTH PORTFOLIO     03/03/05    292       162         10         2         0          0           0
PWY     DYNAMIC SMALL CAP VALUE PORTFOLIO      03/03/05    292       165          4         3         0          0           0

PFM     DIVIDEND ACHIEVERS(TM) PORTFOLIO       09/15/05    156       101          1         0         0          0           0
PEY     HIGH YIELD EQUITY DIVIDEND
           ACHIEVERS(TM) PORTFOLIO             12/09/04    349       196          8         0         0          0           0
PHJ     HIGH GROWTH RATE DIVIDEND
           ACHIEVERS(TM) PORTFOLIO             09/15/05    156       113          0         0         0          0           0
PID     INTERNATIONAL DIVIDEND ACHIEVERS(TM)
           PORTFOLIO                           09/15/05    156       115          3         0         0          0           0

PPA     AEROSPACE & DEFENSE PORTFOLIO          10/26/05    127        84          8         1         0          0           0
PGJ     GOLDEN DRAGON HALTER USX CHINA
           PORTFOLIO                           12/09/04    349       208         69        16         0          0           0
PXN     LUX NANOTECH PORTFOLIO                 10/26/05    127        87          6         1         0          0           0
PIV     VALUE LINE TIMELINESS(TM) SELECT
           PORTFOLIO                           12/06/05     99        81          9         1         0          0           0
PHO     WATER RESOURCES PORTFOLIO              12/06/05     99        38         42        11         1          0           0
PBW     WILDERHILL CLEAN ENERGY PORTFOLIO      03/03/05    292       145         62         4         1          0           0
PZI     ZACKS MICRO CAP PORTFOLIO              08/18/05    175        87          5         3         0          0           0
PZJ     ZACKS SMALL CAP PORTFOLIO              02/16/06     50        40          1         0         0          0           0

PBE     DYNAMIC BIOTECHNOLOGY & GENOME
           PORTFOLIO                           06/23/05    214       149         15         0         1          0           0
PKB     DYNAMIC BUILDING & CONSTRUCTION
           PORTFOLIO                           10/26/05    127        35         11         1         0          0           0
PXE     DYNAMIC ENERGY EXPLORATION &
           PRODUCTION PORTFOLIO                10/26/05    127        97          1         1         0          0           0
PBJ     DYNAMIC FOOD & BEVERAGE PORTFOLIO      06/23/05    214       117          1         0         0          0           0
PHW     DYNAMIC HARDWARE & CONSUMER
           ELECTRONICS PORTFOLIO               12/06/05     99        43          2         1         0          0           0
PIC     DYNAMIC INSURANCE PORTFOLIO            10/26/05    127        84          4         0         0          0           0
PEJ     DYNAMIC LEISURE AND ENTERTAINMENT
           PORTFOLIO                           06/23/05    214        88          1         0         0          0           0
PBS     DYNAMIC MEDIA PORTFOLIO                06/23/05    214        85          2         0         0          0           0
PXQ     DYNAMIC NETWORKING PORTFOLIO           06/23/05    214        89          1         1         0          0           0
PXJ     DYNAMIC OIL & GAS SERVICES PORTFOLIO   10/26/05    127        81         23         3         0          0           0
PJP     DYNAMIC PHARMACEUTICALS PORTFOLIO      06/23/05    214       160          5         4         0          0           0
PMR     DYNAMIC RETAIL PORTFOLIO               10/26/05    127        63          1         1         0          0           0
PSI     DYNAMIC SEMICONDUCTORS PORTFOLIO       06/23/05    214       144         12         2         0          0           0
PSJ     DYNAMIC SOFTWARE PORTFOLIO             06/23/05    214       137          5         6         0          0           0
PTE     DYNAMIC TELECOMMUNICATIONS &
           WIRELESS PORTFOLIO                  12/06/05     99        51          1         2         0          0           0
PUI     DYNAMIC UTILITIES PORTFOLIO            10/26/05    127        54          2         2         0          0           0

                                                                        CLOSING PRICE BELOW NAV
                                                               ----------------------------------------
                                                                  -0-24        -25-49        -50-99
TICKER  FUND NAME                            INCEPTION   DAYS  BASIS POINTS  BASIS POINTS  BASIS POINTS
PWC     DYNAMIC MARKET PORTFOLIO              05/01/03    641      120             3             0
PWO     DYNAMIC OTC PORTFOLIO                 05/01/03    641      224            11             2
PRF     FTSE RAFI US 1000 PORTFOLIO           12/19/05     70       19             4             5

PWB     DYNAMIC LARGE CAP GROWTH PORTFOLIO    03/03/05    292       67             1             1
PWV     DYNAMIC LARGE CAP VALUE PORTFOLIO     03/03/05    292       55             2             3
PWJ     DYNAMIC MID CAP GROWTH PORTFOLIO      03/03/05    292      111             3             1
PWP     DYNAMIC MID CAP VALUE PORTFOLIO       03/03/05    292      122             2             0
PWT     DYNAMIC SMALL CAP GROWTH PORTFOLIO    03/03/05    292      105            10             3
PWY     DYNAMIC SMALL CAP VALUE PORTFOLIO     03/03/05    292      112             5             3

PFM     DIVIDEND ACHIEVERS(TM) PORTFOLIO      09/15/05    156       53             1             0
PEY     HIGH YIELD EQUITY DIVIDEND
           ACHIEVERS(TM) PORTFOLIO            12/09/04    349      139             6             0
PHJ     HIGH GROWTH RATE DIVIDEND
           ACHIEVERS(TM) PORTFOLIO            09/15/05    156       43             0             0
PID     INTERNATIONAL DIVIDEND ACHIEVERS(TM)
           PORTFOLIO                          09/15/05    156       38             0             0

PPA     AEROSPACE & DEFENSE PORTFOLIO         10/26/05    127       33             1             0
PGJ     GOLDEN DRAGON HALTER USX CHINA
           PORTFOLIO                          12/09/04    349       48             6             2
PXN     LUX NANOTECH PORTFOLIO                10/26/05    127       31             2             0
PIV     VALUE LINE TIMELINESS(TM) SELECT
           PORTFOLIO                          12/06/05     99        6             2             0
PHO     WATER RESOURCES PORTFOLIO             12/06/05     99        7             0             0
PBW     WILDERHILL CLEAN ENERGY PORTFOLIO     03/03/05    292       73             7             0
PZI     ZACKS MICRO CAP PORTFOLIO             08/18/05    175       80             0             0
PZJ     ZACKS SMALL CAP PORTFOLIO             02/16/06     50        9             0             0

PBE     DYNAMIC BIOTECHNOLOGY & GENOME
           PORTFOLIO                          06/23/05    214       47             2             0
PKB     DYNAMIC BUILDING & CONSTRUCTION
           PORTFOLIO                          10/26/05    127       79             1             0
PXE     DYNAMIC ENERGY EXPLORATION &
           PRODUCTION PORTFOLIO               10/26/05    127       26             1             1
PBJ     DYNAMIC FOOD & BEVERAGE PORTFOLIO     06/23/05    214       95             1             0
PHW     DYNAMIC HARDWARE & CONSUMER
           ELECTRONICS PORTFOLIO              12/06/05     99       51             1             0
PIC     DYNAMIC INSURANCE PORTFOLIO           10/26/05    127       38             1             0
PEJ     DYNAMIC LEISURE AND ENTERTAINMENT
           PORTFOLIO                          06/23/05    214      125             0             0
PBS     DYNAMIC MEDIA PORTFOLIO               06/23/05    214      127             0             0
PXQ     DYNAMIC NETWORKING PORTFOLIO          06/23/05    214      121             1             1
PXJ     DYNAMIC OIL & GAS SERVICES PORTFOLIO  10/26/05    127       20             0             0
PJP     DYNAMIC PHARMACEUTICALS PORTFOLIO     06/23/05    214       43             2             0
PMR     DYNAMIC RETAIL PORTFOLIO              10/26/05    127       61             1             0
PSI     DYNAMIC SEMICONDUCTORS PORTFOLIO      06/23/05    214       55             1             0
PSJ     DYNAMIC SOFTWARE PORTFOLIO            06/23/05    214       64             2             0
PTE     DYNAMIC TELECOMMUNICATIONS &
           WIRELESS PORTFOLIO                 12/06/05     99       43             2             0
PUI     DYNAMIC UTILITIES PORTFOLIO           10/26/05    127       67             2             0

                                                                        CLOSING PRICE BELOW NAV
                                                                 ----------------------------------------
                                                                  -100-149      -150-199        -200+
TICKER  FUND NAME                            INCEPTION   DAYS    BASIS POINTS  BASIS POINTS  BASIS POINTS
PWC     DYNAMIC MARKET PORTFOLIO              05/01/03    641          0             0             0
PWO     DYNAMIC OTC PORTFOLIO                 05/01/03    641          0             0             0
PRF     FTSE RAFI US 1000 PORTFOLIO           12/19/05     70          0             0             0

PWB     DYNAMIC LARGE CAP GROWTH PORTFOLIO    03/03/05    292          0             0             0
PWV     DYNAMIC LARGE CAP VALUE PORTFOLIO     03/03/05    292          0             0             0
PWJ     DYNAMIC MID CAP GROWTH PORTFOLIO      03/03/05    292          0             0             0
PWP     DYNAMIC MID CAP VALUE PORTFOLIO       03/03/05    292          0             0             0
PWT     DYNAMIC SMALL CAP GROWTH PORTFOLIO    03/03/05    292          0             0             0
PWY     DYNAMIC SMALL CAP VALUE PORTFOLIO     03/03/05    292          0             0             0

PFM     DIVIDEND ACHIEVERS(TM) PORTFOLIO      09/15/05    156          0             0             0
PEY     HIGH YIELD EQUITY DIVIDEND
           ACHIEVERS(TM) PORTFOLIO            12/09/04    349          0             0             0
PHJ     HIGH GROWTH RATE DIVIDEND
           ACHIEVERS(TM) PORTFOLIO            09/15/05    156          0             0             0
PID     INTERNATIONAL DIVIDEND ACHIEVERS(TM)
           PORTFOLIO                          09/15/05    156          0             0             0

PPA     AEROSPACE & DEFENSE PORTFOLIO         10/26/05    127          0             0             0
PGJ     GOLDEN DRAGON HALTER USX CHINA
           PORTFOLIO                          12/09/04    349          0             0             0
PXN     LUX NANOTECH PORTFOLIO                10/26/05    127          0             0             0
PIV     VALUE LINE TIMELINESS(TM) SELECT
           PORTFOLIO                          12/06/05     99          0             0             0
PHO     WATER RESOURCES PORTFOLIO             12/06/05     99          0             0             0
PBW     WILDERHILL CLEAN ENERGY PORTFOLIO     03/03/05    292          0             0             0
PZI     ZACKS MICRO CAP PORTFOLIO             08/18/05    175          0             0             0
PZJ     ZACKS SMALL CAP PORTFOLIO             02/16/06     50          0             0             0

PBE     DYNAMIC BIOTECHNOLOGY & GENOME
           PORTFOLIO                          06/23/05    214          0             0             0
PKB     DYNAMIC BUILDING & CONSTRUCTION
           PORTFOLIO                          10/26/05    127          0             0             0
PXE     DYNAMIC ENERGY EXPLORATION &
           PRODUCTION PORTFOLIO               10/26/05    127          0             0             0
PBJ     DYNAMIC FOOD & BEVERAGE PORTFOLIO     06/23/05    214          0             0             0
PHW     DYNAMIC HARDWARE & CONSUMER
           ELECTRONICS PORTFOLIO              12/06/05     99          1             0             0
PIC     DYNAMIC INSURANCE PORTFOLIO           10/26/05    127          0             0             0
PEJ     DYNAMIC LEISURE AND ENTERTAINMENT
           PORTFOLIO                          06/23/05    214          0             0             0
PBS     DYNAMIC MEDIA PORTFOLIO               06/23/05    214          0             0             0
PXQ     DYNAMIC NETWORKING PORTFOLIO          06/23/05    214          0             0             0
PXJ     DYNAMIC OIL & GAS SERVICES PORTFOLIO  10/26/05    127          0             0             0
PJP     DYNAMIC PHARMACEUTICALS PORTFOLIO     06/23/05    214          0             0             0
PMR     DYNAMIC RETAIL PORTFOLIO              10/26/05    127          0             0             0
PSI     DYNAMIC SEMICONDUCTORS PORTFOLIO      06/23/05    214          0             0             0
PSJ     DYNAMIC SOFTWARE PORTFOLIO            06/23/05    214          0             0             0
PTE     DYNAMIC TELECOMMUNICATIONS &
           WIRELESS PORTFOLIO                 12/06/05     99          0             0             0
PUI     DYNAMIC UTILITIES PORTFOLIO           10/26/05    127          0             0             0

FEES AND EXPENSES (UNAUDITED)

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended
April 30, 2006.

ACTUAL EXPENSES
The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING          ENDING           ANNUALIZED
                                                  ACCOUNT           ACCOUNT         EXPENSE RATIO       EXPENSES PAID
                                                   VALUE             VALUE          BASED ON THE         DURING THE
                                              NOVEMBER 1, 2005   APRIL 30, 2006   SIX-MONTH PERIOD    SIX-MONTH PERIOD (1)
POWERSHARES DYNAMIC MARKET PORTFOLIO
   ACTUAL                                         $1,000.00         $1,087.10          0.60%                  $3.08
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00         $1,021.82          0.60%                  $3.01
POWERSHARES DYNAMIC OTC PORTFOLIO
   ACTUAL                                         $1,000.00         $1,125.30          0.60%                  $3.16
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00         $1,021.82          0.60%                  $3.01

                                                                                                               EXPENSES PAID
                                                     BEGINNING                                               DURING PERIOD (3)
                                                   ACCOUNT VALUE                          ANNUALIZED         DECEMBER 19, 2005
                                                 DECEMBER 19, 2005                       EXPENSE RATIO         (COMMENCEMENT
                                                   (COMMENCEMENT          ENDING            BASED ON           OF INVESTMENT
                                                   OF INVESTMENT      ACCOUNT VALUE      NUMBER OF DAYS        OPERATIONS) TO
                                                    OPERATIONS)       APRIL 30, 2006     IN THE PERIOD         APRIL 30, 2006
PowerShares FTSE RAFI US 1000 Portfolio
   Actual                                            $1,000.00         $1,058.80             0.76%                 $2.84
   Hypothetical (5% return before expenses)          $1,000.00         $1,021.04             0.76%                 $3.79

                                                     BEGINNING          ENDING            ANNUALIZED
                                                      ACCOUNT           ACCOUNT          EXPENSE RATIO        EXPENSES PAID
                                                       VALUE             VALUE           BASED ON THE           DURING THE
                                                  NOVEMBER 1, 2005   APRIL 30, 2006    SIX-MONTH PERIOD     SIX-MONTH PERIOD (1)
POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
   ACTUAL                                            $1,000.00         $1,069.20             0.64%                 $3.27
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)          $1,000.00         $1,021.63             0.64%                 $3.20
POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
   ACTUAL                                            $1,000.00         $1,113.20             0.64%                 $3.38
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)          $1,000.00         $1,021.60             0.64%                 $3.23
POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
   ACTUAL                                            $1,000.00         $1,154.50             0.64%                 $3.42
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)          $1,000.00         $1,021.62             0.64%                 $3.21
POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
   ACTUAL                                            $1,000.00         $1,103.00             0.65%                 $3.39
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)          $1,000.00         $1,021.57             0.65%                 $3.26
POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
   ACTUAL                                            $1,000.00         $1,177.30             0.64%                 $3.46
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)          $1,000.00         $1,021.62             0.64%                 $3.21
POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
   ACTUAL                                            $1,000.00         $1,119.50             0.65%                 $3.43
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)          $1,000.00         $1,021.56             0.65%                 $3.27
POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
   ACTUAL                                            $1,000.00         $1,075.50             0.66%                 $3.41
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)          $1,000.00         $1,021.51             0.66%                 $3.32
POWERSHARES HIGH YIELD EQUITY DIVIDEND
   ACHEIVERS(TM) PORTFOLIO
   ACTUAL                                            $1,000.00         $1,031.40             0.61%                 $3.05
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)          $1,000.00         $1,021.79             0.61%                 $3.04
POWERSHARES HIGH GROWTH RATE DIVIDEND
   ACHIEVERS(TM) PORTFOLIO
   ACTUAL                                            $1,000.00         $1,094.10             0.66%                 $3.42
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)          $1,000.00         $1,021.53             0.66%                 $3.30

                                                BEGINNING              ENDING            ANNUALIZED
                                                 ACCOUNT               ACCOUNT          EXPENSE RATIO         EXPENSES PAID
                                                  VALUE                 VALUE           BASED ON THE            DURING THE
                                             NOVEMBER 1, 2005       APRIL 30, 2006     SIX-MONTH PERIOD     SIX-MONTH PERIOD (1)
POWERSHARES INTERNATIONAL DIVIDEND
   ACHIEVERS(TM) PORTFOLIO
   ACTUAL                                        $1,000.00             $1,182.20            0.62%                  $3.34
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.73            0.62%                  $3.10
POWERSHARES AEROSPACE & DEFENSE PORTFOLIO
   ACTUAL                                        $1,000.00             $1,171.00            0.68%                  $3.66
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.42            0.68%                  $3.41
POWERSHARES GOLDEN DRAGON HALTER USX
   CHINA PORTFOLIO
   ACTUAL                                        $1,000.00             $1,282.90            0.70%                  $3.98
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.31            0.70%                  $3.53
POWERSHARES LUX NANOTECH PORTFOLIO
   ACTUAL                                        $1,000.00             $1,275.60            0.73%                  $4.11
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.18            0.73%                  $3.65

                                                                                                               EXPENSES PAID
                                                 BEGINNING                                                   DURING PERIOD (2)
                                               ACCOUNT VALUE                              ANNUALIZED          DECEMBER 6, 2005
                                              DECEMBER 6, 2005                          EXPENSE RATIO          (COMMENCEMENT
                                               (COMMENCEMENT            ENDING             BASED ON             OF INVESTMENT
                                               OF INVESTMENT        ACCOUNT VALUE       NUMBER OF DAYS         OPERATIONS) TO
                                                OPERATIONS)         APRIL 30, 2006      IN THE PERIOD          APRIL 30, 2006
POWERSHARES VALUE LINE
   TIMELINESS(TM) SELECT PORTFOLIO
   ACTUAL                                        $1,000.00             $1,100.70            0.71%                  $2.99
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.27            0.71%                  $3.57
POWERSHARES WATER RESOURCES PORTFOLIO
   ACTUAL                                        $1,000.00             $1,194.30            0.67%                  $2.96
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.45            0.67%                  $3.38

                                                  BEGINNING             ENDING            ANNUALIZED
                                                   ACCOUNT              ACCOUNT          EXPENSE RATIO         EXPENSES PAID
                                                    VALUE                VALUE           BASED ON THE           DURING THE
                                               NOVEMBER 1, 2005      APRIL 30, 2006    SIX-MONTH PERIOD     SIX-MONTH PERIOD (1)
POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO
   ACTUAL                                         $1,000.00             $1,447.10            0.70%                  $4.26
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00             $1,021.31            0.70%                  $3.52
POWERSHARES ZACKS MICRO CAP PORTFOLIO
   ACTUAL                                         $1,000.00             $1,209.20            0.72%                  $3.92
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00             $1,021.25            0.72%                  $3.59

                                                                                                                 EXPENSES PAID
                                                  BEGINNING                                                     DURING PERIOD (4)
                                                ACCOUNT VALUE                            ANNUALIZED            DECEMBER 16, 2006
                                              DECEMBER 16, 2006                        EXPENSE RATIO            (COMMENCEMENT
                                                (COMMENCEMENT          ENDING             BASED ON              OF INVESTMENT
                                                OF INVESTMENT       ACCOUNT VALUE      NUMBER OF DAYS           OPERATIONS) TO
                                                 OPERATIONS)        APRIL 30, 2006     IN THE PERIOD            APRIL 30, 2006
POWERSHARES ZACKS SMALL CAP PORTFOLIO
   ACTUAL                                         $1,000.00            $1,053.00            0.75%                    $1.55
   HYPOTHETICAL
    (5% RETURN BEFORE EXPENSES)                   $1,000.00            $1,021.10            0.75%                    $3.73

                                                 BEGINNING             ENDING            ANNUALIZED
                                                  ACCOUNT              ACCOUNT          EXPENSE RATIO         EXPENSES PAID
                                                   VALUE                VALUE           BASED ON THE            DURING THE
                                              NOVEMBER 1, 2005      APRIL 30, 2006    SIX-MONTH PERIOD     SIX-MONTH PERIOD (1)
POWERSHARES DYNAMIC BIOTECHNOLOGY &
   GENOME PORTFOLIO
   ACTUAL                                        $1,000.00             $1,059.10            0.63%                  $3.23
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.65            0.63%                  $3.17
POWERSHARES DYNAMIC BUILDING &
   CONSTRUCTION PORTFOLIO
   ACTUAL                                        $1,000.00             $1,176.10            0.67%                  $3.62
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.47            0.67%                  $3.36
POWERSHARES DYNAMIC ENERGY EXPLORATION &
   PRODUCTION PORTFOLIO
   ACTUAL                                        $1,000.00             $1,145.50            0.65%                  $3.48
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.55            0.65%                  $3.28
POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO
   ACTUAL                                        $1,000.00             $1,060.60            0.66%                  $3.39
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)      $1,000.00             $1,021.50            0.66%                  $3.33

                                                                                                               EXPENSES PAID
                                                 BEGINNING                                                   DURING PERIOD (2)
                                               ACCOUNT VALUE                             ANNUALIZED          DECEMBER 6, 2005
                                              DECEMBER 6, 2005                          EXPENSE RATIO         (COMMENCEMENT
                                               (COMMENCEMENT            ENDING           BASED ON             OF INVESTMENT
                                               OF INVESTMENT         ACCOUNT VALUE      NUMBER OF DAYS        OPERATIONS) TO
                                                OPERATIONS)          APRIL 30, 2006     IN THE PERIOD         APRIL 30, 2006
POWERSHARES DYNAMIC HARDWARE &
   CONSUMER ELECTRONICS PORTFOLIO
   ACTUAL                                         $1,000.00            $1,095.50            0.68%                  $2.84
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.44            0.68%                  $3.39

                                                 BEGINNING             ENDING            ANNUALIZED
                                                  ACCOUNT              ACCOUNT          EXPENSE RATIO         EXPENSES PAID
                                                   VALUE                VALUE           BASED ON THE           DURING THE
                                              NOVEMBER 1, 2005     APRIL 30, 2006     SIX-MONTH PERIOD     SIX-MONTH PERIOD (1)
POWERSHARES DYNAMIC INSURANCE PORTFOLIO
   ACTUAL                                         $1,000.00            $1,093.80            0.68%                  $3.54
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.41            0.68%                  $3.42
POWERSHARES DYNAMIC LEISURE AND
   ENTERTAINMENT PORTFOLIO
   ACTUAL                                         $1,000.00            $1,149.00            0.66%                  $3.52
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.52            0.66%                  $3.31
POWERSHARES DYNAMIC MEDIA PORTFOLIO
   ACTUAL                                         $1,000.00            $1,037.30            0.66%                  $3.35
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.52            0.66%                  $3.31
POWERSHARES DYNAMIC NETWORKING PORTFOLIO
   ACTUAL                                         $1,000.00            $1,151.50            0.66%                  $3.52
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.52            0.66%                  $3.31
POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO
   ACTUAL                                         $1,000.00            $1,289.80            0.64%                  $3.61
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.64            0.64%                  $3.19
POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO
   ACTUAL                                         $1,000.00            $1,062.60            0.65%                  $3.31
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.59            0.65%                  $3.24
POWERSHARES DYNAMIC RETAIL PORTFOLIO
   ACTUAL                                         $1,000.00            $1,185.90            0.70%                  $3.80
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.32            0.70%                  $3.51
POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO
   ACTUAL                                         $1,000.00            $1,344.30            0.64%                  $3.72
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.62            0.64%                  $3.21
POWERSHARES DYNAMIC SOFTWARE PORTFOLIO
   ACTUAL                                         $1,000.00            $1,087.30            0.65%                  $3.37
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.57            0.65%                  $3.26

                                                                                                              EXPENSES PAID
                                                  BEGINNING                                                 DURING PERIOD (2)
                                                ACCOUNT VALUE                            ANNUALIZED          DECEMBER 6, 2005
                                               DECEMBER 6, 2005                         EXPENSE RATIO         (COMMENCEMENT
                                                (COMMENCEMENT          ENDING             BASED ON            OF INVESTMENT
                                                OF INVESTMENT       ACCOUNT VALUE       NUMBER OF DAYS        OPERATIONS) TO
                                                 OPERATIONS)        APRIL 30, 2006      IN THE PERIOD         APRIL 30, 2006
POWERSHARES DYNAMIC TELECOMMUNICATIONS &
   WIRELESS PORTFOLIO
   ACTUAL                                         $1,000.00            $1,117.30            0.67%                  $2.84
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.47            0.67%                  $3.36

                                                 BEGINNING             ENDING            ANNUALIZED
                                                  ACCOUNT              ACCOUNT          EXPENSE RATIO          EXPENSES PAID
                                                   VALUE                VALUE           BASED ON THE             DURING THE
                                              NOVEMBER 1, 2005      APRIL 30, 2006    SIX-MONTH PERIOD      SIX-MONTH PERIOD (1)
POWERSHARES DYNAMIC UTILITIES PORTFOLIO
   ACTUAL                                         $1,000.00            $1,054.70            0.69%                  $3.49
   HYPOTHETICAL (5% RETURN BEFORE EXPENSES)       $1,000.00            $1,021.39            0.69%                  $3.44

(1) EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE SIX MONTHS ENDED APRIL 30, 2006. EXPENSES ARE CALCULATED BY MULTIPLYING THE FUND'S ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY 181 AND THEN DIVIDING THE RESULT BY
    365. EXPENSE RATIOS FOR THE MOST RECENT HALF-YEAR MAY DIFFER FROM EXPENSE RATIOS BASED ON THE ONE YEAR DATA IN THE FINANCIAL HIGHLIGHTS.

(2) EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE PERIOD DECEMBER 6, 2006 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO APRIL 30, 2006. EXPENSES ARE CALCULATED BY MULTIPLYING THE FUND'S ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY 146 AND THEN DIVIDING THE RESULT BY 365.

(3) EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE PERIOD DECEMBER 19, 2005 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO APRIL 30, 2006. EXPENSES ARE CALCULATED BY MULTIPLYING THE FUND'S ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY 133 AND THEN DIVIDING THE RESULT BY 365.

(4) EXPENSES ARE CALCULATED USING THE ANNUALIZED EXPENSE RATIO, WHICH REPRESENTS THE ONGOING EXPENSES AS A PERCENTAGE OF NET ASSETS FOR THE PERIOD FEBRUARY 16, 2006 (COMMENCEMENT OF INVESTMENT OPERATIONS) TO APRIL 30, 2006. EXPENSES ARE CALCULATED BY MULTIPLYING THE FUND'S ANNUALIZED EXPENSE RATIO BY THE AVERAGE ACCOUNT VALUE FOR THE PERIOD; THEN MULTIPLYING THE RESULT BY 74 AND THEN DIVIDING THE RESULT BY 365.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MARKET PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           COMMON STOCKS--99.9%

           CONSUMER DISCRETIONARY--13.7%
  106,851  Career Education Corp.*                          $  3,939,596
  109,269  Claire's Stores, Inc.                               3,848,454
   96,627  Education Management Corp.*                         4,102,782
1,076,251  Gap (The), Inc.                                    19,469,381
  459,255  Genuine Parts Co.                                  20,046,481
  105,827  GTECH Holdings Corp.                                3,615,050
  358,501  J.C. Penney Co., Inc.                              23,467,476
  108,836  Papa John's International, Inc.*                    3,637,299
  155,034  Payless ShoeSource, Inc.*                           3,561,131
  106,785  Penn National Gaming, Inc.*                         4,348,285
   95,915  Phillips-Van Heusen Corp.                           3,855,783
  162,998  Skechers U.S.A., Inc., Class A*                     4,457,995
  900,803  Staples, Inc.                                      23,790,208
   38,895  Whirlpool Corp.                                     3,490,826
                                                            ------------
                                                             125,630,747
                                                            ------------
           CONSUMER STAPLES--9.0%
   91,074  Alberto-Culver Co.                                  4,095,598
   58,356  Brown-Forman Corp., Class B                         4,347,522
  132,090  Campbell Soup Co.                                   4,245,373
  174,397  Elizabeth Arden, Inc.*                              3,986,715
  583,549  General Mills, Inc.                                28,792,308
  117,630  Hormel Foods Corp.                                  3,947,663
  268,768  Reynolds American, Inc.                            29,470,411
   95,855  Weis Markets, Inc.                                  3,978,941
                                                            ------------
                                                              82,864,531
                                                            ------------
           ENERGY--7.2%
  553,470  Exxon Mobil Corp.                                  34,912,888
  171,647  Grant Prideco, Inc.*                                8,788,326
  149,548  Maverick Tube Corp.*                                8,138,402
  741,475  Parker Drilling Co.*                                6,228,390
  189,832  St. Mary Land & Exploration Co.                     8,003,317
                                                            ------------
                                                              66,071,323
                                                            ------------
           FINANCIALS--20.3%
  537,714  Aon Corp.                                          22,535,594
  126,620  Argonaut Group, Inc.*                               4,419,038
  100,992  Assurant, Inc.                                      4,864,785
   84,206  Bank of Hawaii Corp.                                4,573,228
  444,250  Chubb (The) Corp.                                  22,896,645
   83,651  Commerce Group (The), Inc.                          4,852,595
  107,996  First American Corp.                                4,600,630
  210,176  Franklin Resources, Inc.                           19,571,589
  251,039  Hartford Financial Services Group (The), Inc.      23,078,015
  222,590  Loews Corp.                                        23,627,928
  315,387  Moody's Corp.                                      19,557,148
  104,519  Nationwide Financial Services, Inc., Class A        4,586,294
  145,878  Ohio Casualty Corp.                                 4,325,283
   87,890  SAFECO Corp.                                        4,561,491
  109,693  Safety Insurance Group, Inc.                        5,077,689
   84,489  StanCorp Financial Group, Inc.                      4,168,687
  134,482  State Auto Financial Corp.                          4,729,732
  117,964  W.R. Berkley Corp.                                  4,414,213
                                                            ------------
                                                             186,440,584
                                                            ------------
           HEALTH CARE--11.3%
  397,411  Aetna, Inc.                                        15,300,324
  160,176  AMN Healthcare Services, Inc.*                      3,078,583
  112,514  Applera Corp. - Applied Biosystems Group            3,244,904
  350,930  Coventry Health Care, Inc.*                        17,430,693
   87,750  Dade Behring Holdings, Inc.                         3,422,250
  105,620  Endo Pharmaceuticals Holdings, Inc.*                3,321,749
  234,677  Express Scripts, Inc.*                             18,337,660
   65,306  Health Net, Inc.*                                   2,657,954
   41,625  IDEXX Laboratories, Inc.*                           3,463,616
  167,463  King Pharmaceuticals, Inc.*                         2,912,182
   77,968  Lincare Holdings, Inc.*                             3,082,075
   93,679  Pharmaceutical Product Development, Inc.            3,360,266
   74,839  Sierra Health Services, Inc.*                       2,934,437
  349,750  UnitedHealth Group, Inc.                           17,396,565
  116,853  VCA Antech, Inc.*                                   3,632,960
                                                            ------------
                                                             103,576,218
                                                            ------------
           INDUSTRIALS--11.3%
  821,855  ARAMARK Corp., Class B                             23,102,344
   34,445  Cummins, Inc.                                       3,599,503
  116,961  Herman Miller, Inc.                                 3,601,229
   82,596  Landstar System, Inc.                               3,509,504
  114,988  Lennox International, Inc.                          3,752,058
  311,343  Lockheed Martin Corp.                              23,630,934
  114,193  Mueller Industries, Inc.                            4,325,631
   78,660  Nordson Corp.                                       4,204,377
  416,464  Precision Castparts Corp.                          26,228,902
   75,824  Thomas & Betts Corp.*                               4,318,177
   86,321  West Corp.*                                         3,998,389
                                                            ------------
                                                             104,271,048
                                                            ------------
           INFORMATION TECHNOLOGY--16.8%
  115,657  Arrow Electronics, Inc.*                            4,186,783
  226,305  Blackbaud, Inc.                                     4,754,668
  143,632  Blackboard, Inc.*                                   4,218,472
  182,670  BMC Software, Inc.*                                 3,934,712
  391,723  Computer Sciences Corp.*                           22,935,382
  378,572  EarthLink, Inc.*                                    3,441,219
   80,598  Global Payments, Inc.                               3,822,763
  171,006  Hyperion Solutions Corp.*                           5,236,204
  260,729  International Business Machines Corp.              21,468,426
  958,317  Motorola, Inc.                                     20,460,068
   80,921  Multi-Fineline Electronix, Inc.*                    4,716,076
  778,497  National Semiconductor Corp.                       23,339,340
  140,902  Reynolds & Reynolds (The) Co., Class A              4,190,425
   77,720  Rofin-Sinar Technologies, Inc.*                     4,360,869
  192,966  Sybase, Inc.*                                       4,200,870
1,390,324  Xerox Corp.*                                       19,520,149
                                                            ------------
                                                             154,786,426
                                                            ------------

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC MARKET PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           MATERIALS--4.1%
 258,560   Nucor Corp.                                      $ 28,136,498
 150,622   Olin Corp.                                          3,095,282
  56,090   Sealed Air Corp.                                    3,020,447
  79,720   Silgan Holdings, Inc.                               3,095,528
                                                            ------------
                                                              37,347,755
                                                            ------------
           TELECOMMUNICATION SERVICES--2.9%
 137,623   ALLTEL Corp.                                        8,858,792
 276,409   BellSouth Corp.                                     9,337,095
  72,881   Commonwealth Telephone Enterprises, Inc.            2,418,192
 199,697   Time Warner Telecom, Inc., Class A*                 3,348,919
 258,988   UbiquiTel, Inc.*                                    2,683,116
                                                            ------------
                                                              26,646,114
                                                            ------------
           UTILITIES--3.3%
 158,965   Otter Tail Corp.                                    4,745,105
 712,349   PPL Corp.                                          20,686,615
 211,537   UGI Corp.                                           4,738,429
                                                            ------------
                                                              30,170,149
                                                            ------------
           TOTAL COMMON STOCKS
           (Cost $875,788,429)                               917,804,895
                                                            ------------

           MONEY MARKET FUND--0.1%
 888,937   AIM Liquid Asset Portfolio Private Class
           (Cost $888,937)                                       888,937
                                                            ------------
           TOTAL INVESTMENTS
           (Cost $876,677,366)--100.0%                       918,693,832
           Other assets less liabilities--0.0%                   462,214
                                                            ------------
           NET ASSETS--100.0%                               $919,156,046
                                                            ============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC OTC PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           COMMON STOCKS--100.0%

           CONSUMER DISCRETIONARY--13.9%
  46,848   Aftermarket Technology Corp.*                    $  1,194,624
 142,988   Career Education Corp.*                             5,271,968
  26,523   Conn's, Inc.*                                         906,291
  27,708   Education Management Corp.*                         1,176,482
  34,702   K-Swiss, Inc., Class A                                995,253
  17,459   Pantry (The), Inc.*                                 1,155,611
 142,902   Penn National Gaming, Inc.*                         5,818,969
 168,903   Ross Stores, Inc.                                   5,175,188
  27,822   Select Comfort Corp.*                               1,111,767
 206,650   Staples, Inc.                                       5,457,627
  23,743   Steiner Leisure Ltd. (Bahamas)*                     1,023,798
  31,579   Steven Madden Ltd.*                                 1,681,266
                                                            ------------
                                                              30,968,844
                                                            ------------
           CONSUMER STAPLES--1.8%
  53,724   Costco Wholesale Corp.                              2,924,198
  50,118   Elizabeth Arden, Inc.*                              1,145,697
                                                            ------------
                                                               4,069,895
                                                            ------------
           ENERGY--1.1%
  23,650   GulfMark Offshore, Inc.*                              648,010
  56,312   Patterson-UTI Energy, Inc.                          1,822,256
                                                            ------------
                                                               2,470,266
                                                            ------------
           FINANCIALS--9.3%
  12,689   American Physicians Capital, Inc.*                    613,132
  64,349   Arch Capital Group Ltd. (Bermuda)*                  3,909,201
  17,290   Argonaut Group, Inc.*                                 603,421
  81,351   Cincinnati Financial Corp.                          3,468,807
  32,895   Donegal Group, Inc., Class A                          610,202
  34,736   Hanmi Financial Corp.                                 676,657
  22,425   Harleysville Group, Inc.                              672,750
  30,897   National Interstate Corp.*                            578,701
  19,921   Ohio Casualty Corp.                                   590,658
  70,010   SAFECO Corp.                                        3,633,519
  14,979   Safety Insurance Group, Inc.                          693,378
  11,257   Selective Insurance Group, Inc.                       626,565
  18,364   State Auto Financial Corp.                            645,862
 180,686   TD Ameritrade Holding Corp.*                        3,353,532
                                                            ------------
                                                              20,676,385
                                                            ------------
           HEALTH CARE--12.6%
 134,673   Dade Behring Holdings, Inc.                         5,252,247
  56,134   Express Scripts, Inc.*                              4,386,311
  63,893   IDEXX Laboratories, Inc.*                           5,316,537
  22,888   Kos Pharmaceuticals, Inc.*                          1,107,779
 119,670   Lincare Holdings, Inc.*                             4,730,555
  28,699   Molecular Devices Corp.*                              918,368
  50,849   Odyssey HealthCare, Inc.*                             884,264
  35,979   Per-Se Technologies, Inc.*                          1,005,613
  51,041   Res-Care, Inc.*                                     1,047,872
  21,140   Schick Technologies, Inc.*                            813,679
  15,937   Techne Corp.*                                         902,990
  23,911   Varian, Inc.*                                       1,034,629
  46,713   ViroPharma, Inc.*                                     525,054
                                                            ------------
                                                              27,925,898
                                                            ------------
           INDUSTRIALS--5.5%
  11,100   Genlyte Group, Inc.*                                  764,901
  18,754   Heidrick & Struggles International, Inc.*             678,145
  84,970   Landstar System, Inc.                               3,610,375
  13,871   Nordson Corp.                                         741,405
  20,639   Pacer International, Inc.                             707,711
  25,898   SOURCECORP*                                           640,458
  37,585   Superior Essex, Inc.*                               1,050,877
  88,799   West Corp.*                                         4,113,169
                                                            ------------
                                                              12,307,041
                                                            ------------
           INFORMATION TECHNOLOGY--53.7%
 167,663   Adobe Systems, Inc.*                                6,572,390
  63,312   Advanced Energy Industries, Inc.*                     993,365
  20,315   ANSYS, Inc.*                                        1,146,782
 210,543   Atmel Corp.*                                        1,103,245
 176,879   Autodesk, Inc.*                                     7,435,993
  54,625   Blackbaud, Inc.                                     1,147,671
  34,670   Blackboard, Inc.*                                   1,018,258
  34,260   Brightpoint, Inc.*                                  1,147,025
 197,835   Brocade Communications Systems, Inc.*               1,218,664
 208,076   Citrix Systems, Inc.*                               8,306,394
  30,774   Coherent, Inc.*                                     1,138,946
 783,169   Compuware Corp.*                                    6,014,738
  65,201   Covansys Corp.*                                     1,134,497
  44,551   CSG Systems International, Inc.*                    1,126,249
  30,206   Digital Insight Corp.*                              1,041,805
  26,157   Diodes, Inc.*                                       1,065,636
  91,379   EarthLink, Inc.*                                      830,635
 153,308   Fiserv, Inc.*                                       6,911,125
  32,918   Gevity HR, Inc.                                       845,663
  29,795   Hyperion Solutions Corp.*                             912,323
  85,500   infoUSA, Inc.*                                        955,035
  23,244   iPayment, Inc.*                                     1,005,303
 149,776   Lam Research Corp.*                                 7,321,051
 126,543   Lawson Software, Inc.*                                971,850
  78,911   Mattson Technology, Inc.*                             906,687
  42,473   Metrologic Instruments, Inc.*                         721,616
 243,822   Microsoft Corp.                                     5,888,301
  25,374   MTS Systems Corp.                                   1,135,487
  19,532   Multi-Fineline Electronix, Inc.*                    1,138,325
 284,663   NVIDIA Corp.*                                       8,317,854
  37,831   Omnivision Technologies, Inc.*                      1,100,125
 172,742   Paychex, Inc.                                       6,977,049
 138,511   Qualcomm, Inc.                                      7,111,155
 124,303   RealNetworks, Inc.*                                 1,245,516
 245,295   Red Hat, Inc.*                                      7,209,220
  18,760   Rofin-Sinar Technologies, Inc.*                     1,052,624

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC OTC PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
  70,992   SYKES Enterprises, Inc.*                         $  1,149,360
 440,400   Tellabs, Inc.*                                      6,980,340
  31,686   Transaction Systems Architects, Inc.*               1,265,539
 212,822   Triquint Semiconductor, Inc.*                       1,155,623
  76,636   TTM Technologies, Inc.*                             1,246,101
  89,794   Ulticom, Inc.*                                        900,634
 129,715   webMethods, Inc.*                                   1,241,373
  51,506   Zoran Corp.*                                        1,413,325
                                                            ------------
                                                             119,520,897
                                                            ------------
           MATERIALS--0.6%
  13,200   Sigma-Aldrich Corp.                                   905,652
   9,156   Silgan Holdings, Inc.                                 355,527
                                                            ------------
                                                               1,261,179
                                                            ------------
           TELECOMMUNICATION SERVICES--1.5%
  36,072   NII Holdings, Inc.*                                 2,160,713
  65,082   Time Warner Telecom, Inc., Class A*                 1,091,425
                                                            ------------
                                                               3,252,138
                                                            ------------
           TOTAL INVESTMENTS
           (Cost $206,351,581)--100.0%                       222,452,543
           Liabilities in excess of other assets--(0.0%)         (12,313)
                                                            ------------
           NET ASSETS--100.0%                               $222,440,230
                                                            ============

*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                TOTAL
                                                  VALUE       NET ASSETS
                                              ------------    ----------
United States                                 $217,519,544       97.8%
Bermuda                                          3,909,201        1.7
Bahamas                                          1,023,798        0.5
                                              ------------      -----
Total value of investments                     222,452,543      100.0
Liabilities in excess of other assets              (12,313)      (0.0)
                                              ------------      -----
Net Assets                                    $222,440,230      100.0%
                                              ============      =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES FTSE RAFI US 1000 PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                      VALUE
---------                                                   ------------
           COMMON STOCKS--99.7%

           CONSUMER DISCRETIONARY--13.5%
     302   Abercrombie & Fitch Co., Class A                 $     18,340
     661   Advance Auto Parts, Inc.*                              26,585
     816   Amazon.com, Inc.*                                      28,731
   1,536   American Axle & Manufacturing Holdings, Inc.           27,049
     484   American Eagle Outfitters, Inc.                        15,682
   1,059   American Greetings Corp., Class A                      23,849
     467   AnnTaylor Stores Corp.*                                17,433
     402   Apollo Group, Inc., Class A*                           21,965
   2,720   ArvinMeritor, Inc.                                     45,234
   1,051   Asbury Automotive Group, Inc.*                         20,253
     897   Autoliv, Inc.                                          49,604
   5,903   Autonation, Inc.*                                     132,936
     457   Autozone, Inc.*                                        42,780
     944   Barnes & Noble, Inc.                                   42,556
     416   Beazer Homes USA, Inc.                                 23,974
   1,258   Bed Bath & Beyond, Inc.*                               48,244
   1,243   Belo Corp., Class A                                    22,784
   2,178   Best Buy Co., Inc.                                    123,405
   2,172   Big Lots, Inc.*                                        31,385
     460   Black & Decker Corp.                                   43,061
  18,983   Blockbuster, Inc., Class A                             89,220
  11,635   Blockbuster, Inc., Class B                             49,216
     955   Borders Group, Inc.                                    22,538
     492   BorgWarner, Inc.                                       29,879
     325   Boyd Gaming Corp.                                      16,192
     735   Brinker International, Inc.                            28,783
   1,017   Brunswick Corp.                                        39,887
   1,055   Cablevision Systems Corp., Class A*                    21,385
     440   Career Education Corp.*                                16,223
     530   Carmax, Inc.*                                          18,714
   3,508   Carnival Corp. (Panama)                               164,245
     382   CBRL Group, Inc.                                       15,551
   9,909   CBS Corp., Class B                                    252,382
   1,185   Centex Corp.                                           65,886
   1,331   Charming Shoppes, Inc.*                                18,301
  36,937   Charter Communications, Inc.*                          43,586
   1,953   Circuit City Stores, Inc.                              56,149
   4,317   Clear Channel Communications, Inc.                    123,164
     562   Coach, Inc.*                                           18,557
     275   Columbia Sportswear Co.*                               13,995
  11,847   Comcast Corp., Class A*                               366,665
   7,353   Comcast Corp., Special Class A*                       226,693
   1,920   Cooper Tire & Rubber Co.                               24,384
   2,772   D.R. Horton, Inc.                                      83,215
     796   Darden Restaurants, Inc.                               31,522
   1,815   Dillard's, Inc., Class A                               47,335
   6,629   DIRECTV Group (The), Inc.*                            113,223
   2,591   Dollar General Corp.                                   45,239
     913   Dollar Tree Stores, Inc.*                              23,802
     602   Dow Jones & Co., Inc.                                  22,256
     655   DreamWorks Animation SKG, Inc., Class A*               17,751
   4,552   Eastman Kodak Co.                                     122,722
   1,057   EchoStar Communications Corp., Class A*                32,661
     675   EW Scripps Co.                                         31,104
   1,471   Family Dollar Stores, Inc.                             36,775
   1,781   Federated Department Stores, Inc.                     138,651
   1,422   Foot Locker, Inc.                                      32,962
 129,348   Ford Motor Co.                                        898,969
   1,002   Fortune Brands, Inc.                                   80,461
     694   Furniture Brands International, Inc.                   15,962
   2,312   Gannett Co., Inc.                                     127,160
   6,860   Gap (The), Inc.                                       124,097
     194   Garmin Ltd. (Cayman Islands)                           16,754
  52,197   General Motors Corp.                                1,194,266
   1,854   Genuine Parts Co.                                      80,927
     215   Getty Images, Inc.*                                    13,762
   6,173   Goodyear Tire & Rubber (The) Co.*                      86,422
     619   Group 1 Automotive, Inc.*                              33,785
     461   GTECH Holdings Corp.                                   15,748
   2,796   H&R Block, Inc.                                        63,833
   1,231   Harley-Davidson, Inc.                                  62,584
     165   Harman International Industries, Inc.                  14,518
     663   Harrah's Entertainment, Inc.                           54,127
   1,404   Hasbro, Inc.                                           27,673
     781   Hearst-Argyle Television, Inc.                         17,979
   2,069   Hilton Hotels Corp.                                    55,739
   1,756   Hollinger International, Inc., Class A                 13,995
  12,464   Home Depot (The), Inc.                                497,688
     917   Hovnanian Enterprises, Inc., Class A*                  36,469
   3,776   IAC/InterActiveCorp*                                  109,013
   1,139   International Game Technology                          43,202
   4,346   Interpublic Group of Cos., Inc.*                       41,635
   2,572   J.C. Penney Co., Inc.                                 168,363
     426   Jack in the Box, Inc.*                                 17,807
   1,977   Johnson Controls, Inc.                                161,224
   1,440   Jones Apparel Group, Inc.                              49,464
     802   KB HOME                                                49,379
     580   Kellwood Co.                                           18,583
     205   Kerzner International Ltd. (Bahamas)*                  16,019
     689   Knight Ridder, Inc.                                    42,718
   1,985   Kohl's Corp.*                                         110,842
     360   Lamar Advertising Co.*                                 19,796
     423   Las Vegas Sands Corp.*                                 27,415
     964   La-Z-Boy, Inc.                                         14,768
   4,185   Lear Corp.                                             98,682
     445   Lee Enterprises, Inc.                                  13,706
   2,052   Leggett & Platt, Inc.                                  54,440
   2,052   Lennar Corp., Class A                                 112,716
   1,109   Liberty Global, Inc., Class A*                         22,967
   1,118   Liberty Global, Inc., Series C*                        22,326
  25,304   Liberty Media Corp.*                                  211,288

SEE NOTES TO FINANCIAL STATEMENTS.

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APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                    -----------
   4,278   Limited Brands, Inc.                              $   109,688
     924   Liz Claiborne, Inc.                                    36,082
   3,278   Lowe's Cos., Inc.                                     206,678
     520   M.D.C. Holdings, Inc.                                  30,046
     881   Marriott International, Inc., Class A                  64,375
   3,150   Mattel, Inc.                                           50,967
     390   McClatchy Co., Class A                                 17,628
   7,899   McDonald's Corp.                                      273,068
   1,537   McGraw-Hill (The) Cos., Inc.                           85,549
     264   Meredith Corp.                                         13,094
     338   Meritage Homes Corp.*                                  22,166
   1,258   MGM MIRAGE*                                            56,484
     707   Michaels Stores, Inc.                                  26,746
     597   Mohawk Industries, Inc.*                               47,820
   1,604   New York Times (The) Co., Class A                      39,763
   2,860   Newell Rubbermaid, Inc.                                78,421
  12,186   News Corp., Inc., Class A                             209,112
   5,734   News Corp., Inc., Class B                             104,531
   1,407   NIKE, Inc., Class B                                   115,149
   1,116   Nordstrom, Inc.                                        42,776
   3,710   NTL Inc.*                                             101,951
      45   NVR, Inc.*                                             33,975
   2,474   Office Depot, Inc.*                                   100,395
   2,019   OfficeMax, Inc.                                        78,135
   1,114   Omnicom Group, Inc.                                   100,271
     460   O'Reilly Automotive, Inc.*                             15,585
     522   OSI Restaurant Partners, Inc.                          22,289
     280   Pantry (The), Inc.*                                    18,533
   1,018   Payless ShoeSource, Inc.*                              23,383
   1,039   PEP Boys-Manny Moe & Jack                              15,450
     675   Petsmart, Inc.                                         18,671
   1,444   Pier 1 Imports, Inc.                                   17,429
     442   Polo Ralph Lauren Corp.                                26,838
   2,310   Pulte Homes, Inc.                                      86,279
   1,977   RadioShack Corp.                                       33,609
   1,076   Reader's Digest Association (The), Inc.                14,827
   3,503   Regal Entertainment Group, Class A                     73,633
   1,176   Rent-A-Center, Inc.*                                   32,481
     875   Ross Stores, Inc.                                      26,810
   1,737   Royal Caribbean Cruises Ltd. (Liberia)                 72,589
     423   Ryland Group, Inc.                                     26,696
   2,469   Saks, Inc.*                                            49,726
     718   Scholastic Corp.*                                      19,056
   1,374   Sears Holdings Corp.*                                 197,430
   4,293   Service Corp. International                            34,559
   3,424   ServiceMaster (The) Co.                                41,225
   1,127   Sherwin-Williams (The), Co.                            57,409
   1,640   Six Flags, Inc.*                                       15,104
     606   Snap-On, Inc.                                          25,149
   1,081   Sonic Automotive, Inc.                                 29,209
     804   Standard-Pacific Corp.                                 25,495
     700   Stanley Works (The)                                    36,575
   4,188   Staples, Inc.                                         110,605
   1,418   Starbucks Corp.*                                       52,849
   1,258   Starwood Hotels & Resorts Worldwide, Inc.              72,184
     603   Talbots (The), Inc.                                    14,303
   5,903   Target Corp.                                          313,449
   1,058   Tenneco, Inc.*                                         25,445
     710   Tiffany & Co.                                          24,772
  39,904   Time Warner, Inc.                                     694,330
   3,126   TJX Cos., Inc.                                         75,430
   1,631   Toll Brothers, Inc.*                                   52,437
     907   Tommy Hilfiger Corp. (British Virgin Islands)*         15,102
   3,310   Tribune Co.                                            95,427
   3,212   TRW Automotive Holdings Corp.*                         71,242
     699   Tupperware Brands Corp.                                14,749
     759   United Auto Group, Inc.                                32,106
   1,156   Univision Communications, Inc.*                        41,258
   1,109   VF Corp.                                               67,860
   4,181   Viacom, Inc., Class B*                                166,529
  17,028   Visteon Corp.*                                        100,125
  13,663   Walt Disney Co.                                       382,017
     847   Warner Music Group Corp.                               22,412
      54   Washington Post (The) Co., Class B                     41,364
     637   WCI Communities, Inc.*                                 16,326
     569   Wendy's International, Inc.                            35,153
   1,016   Whirlpool Corp.                                        91,186
     601   Williams-Sonoma, Inc.*                                 25,164
   1,192   Yum! Brands, Inc.                                      61,603
     792   Zale Corp.*                                            19,523
                                                            ------------
                                                              14,101,793
                                                            ------------
           CONSUMER STAPLES--9.7%
     602   Alberto-Culver Co.                                     27,072
   9,150   Albertson's, Inc.                                     231,770
  18,331   Altria Group, Inc.                                  1,341,095
   4,860   Anheuser-Busch Cos., Inc.                             216,659
   5,538   Archer-Daniels-Midland Co.                            201,251
   2,283   Avon Products, Inc.                                    74,449
     938   BJ's Wholesale Club, Inc.*                             28,722
     145   Brown-Forman Corp., Class A                            10,942
     309   Brown-Forman Corp., Class B                            23,021
   1,941   Bunge Ltd. (Bermuda)                                  103,552
   2,992   Campbell Soup Co.                                      96,163
     822   Chiquita Brands International, Inc.                    13,333
     884   Clorox Co.                                             56,735
  12,484   Coca-Cola (The) Co.                                   523,829
   6,583   Coca-Cola Enterprises, Inc.                           128,566
   2,259   Colgate-Palmolive Co.                                 133,552
   9,420   ConAgra Foods, Inc.                                   213,646
   1,669   Constellation Brands, Inc., Class A*                   41,224
     747   Corn Products International, Inc.                      20,916
   3,889   Costco Wholesale Corp.                                211,678
   5,718   CVS Corp.                                             169,939

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI US 1000 PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
   1,827   Dean Foods Co.*                                  $     72,367
   2,377   Del Monte Foods Co.                                    27,716
     394   Energizer Holdings, Inc.*                              20,153
   1,270   Estee Lauder Cos. (The), Inc., Class A                 47,142
     978   Fresh Del Monte Produce, Inc. (Cayman Islands)         18,396
   3,216   General Mills, Inc.                                   158,677
   1,079   Great Atlantic & Pacific Tea Co., Inc.*                29,241
   3,736   H.J. Heinz Co.                                        155,081
   1,081   Hershey (The) Co.                                      57,661
   1,130   Hormel Foods Corp.                                     37,923
     562   J.M. Smucker (The) Co.                                 22,064
   2,704   Kellogg Co.                                           125,222
   3,578   Kimberly-Clark Corp.                                  209,420
  16,608   Kraft Foods, Inc., Class A                            518,834
  15,927   Kroger (The) Co.*                                     322,681
   1,934   Loews Corp. - Carolina Group                           99,098
     521   Longs Drug Stores Corp.                                24,701
     839   McCormick & Co., Inc.                                  29,222
     459   Molson Coors Brewing Co., Class B                      33,902
     679   NBTY, Inc.*                                            15,379
   2,250   Pepsi Bottling Group, Inc.                             72,225
   1,200   PepsiAmericas, Inc.                                    28,344
   6,775   PepsiCo, Inc.                                         394,576
     921   Performance Food Group Co.*                            28,275
   1,058   Pilgrim's Pride Corp.                                  27,646
  12,066   Procter & Gamble (The) Co.                            702,362
   1,602   Reynolds American, Inc.                               175,659
  16,271   Rite Aid Corp.*                                        73,220
     718   Ruddick Corp.                                          16,665
   9,882   Safeway, Inc.                                         248,335
  10,551   Sara Lee Corp.                                        188,546
   2,088   Smithfield Foods, Inc.*                                56,167
     699   Spectrum Brands, Inc.*                                 11,568
   3,085   SUPERVALU, Inc.                                        89,496
   5,108   Sysco Corp.                                           152,678
   9,063   Tyson Foods, Inc., Class A                            132,320
     602   Universal Corp.                                        22,918
   1,504   UST, Inc.                                              66,071
   4,641   Walgreen Co.                                          194,597
  32,918   Wal-Mart Stores, Inc.                               1,482,297
     383   Weis Markets, Inc.                                     15,898
     413   Whole Foods Market, Inc.                               25,350
     907   Wm. Wrigley Jr. Co.                                    42,692
     213   Wm. Wrigley Jr. Co., Class B                           10,021
                                                            ------------
                                                              10,150,920
                                                            ------------
           ENERGY--8.9%
   1,706   Anadarko Petroleum Corp.                              178,823
   2,253   Apache Corp.                                          160,053
     203   Arch Coal, Inc.                                        19,283
   1,191   Baker Hughes, Inc.                                     96,269
   1,046   BJ Services Co.                                        39,800
   1,285   Chesapeake Energy Corp.                                40,709
  26,048   Chevron Corp.                                       1,589,449
  12,242   ConocoPhillips                                        818,990
     319   Consol Energy, Inc.                                    27,166
     655   Cooper Cameron Corp.*                                  32,907
   3,346   Devon Energy Corp.                                    201,128
     326   Diamond Offshore Drilling, Inc.                        29,591
  16,026   El Paso Corp.                                         206,896
     477   ENSCO International, Inc.                              25,515
     913   EOG Resources, Inc.                                    64,120
  47,072   Exxon Mobil Corp.                                   2,969,302
     362   FMC Technologies, Inc.*                                19,758
     772   Forest Oil Corp.*                                      28,232
     274   Giant Industries, Inc.*                                19,695
     708   GlobalSantaFe Corp. (Cayman Islands)                   43,337
   2,012   Halliburton Co.                                       157,238
     970   Hanover Compressor Co.*                                19,555
     233   Helmerich & Payne, Inc.                                16,948
     902   Hess Corp.                                            129,230
     333   Houston Exploration Co.*                               18,621
      73   Hugoton Royalty Trust                                   2,032
     985   Kerr-McGee Corp.                                       98,362
     568   Kinder Morgan, Inc.                                    49,995
   3,716   Marathon Oil Corp.                                    294,902
     458   Massey Energy Co.                                      17,702
   1,403   Murphy Oil Corp.                                       70,403
   1,708   Nabors Industries Ltd. (Bermuda)*                      63,760
     357   National-Oilwell Varco, Inc.*                          24,622
   1,155   Newfield Exploration Co.*                              51,513
     494   Noble Corp. (Cayman Islands)                           38,996
     604   Noble Energy, Inc.                                     27,168
   2,462   Occidental Petroleum Corp.                            252,946
     352   Overseas Shipholding Group, Inc.                       17,188
     614   Peabody Energy Corp.                                   39,210
     837   Pioneer Natural Resources Co.                          35,840
     621   Pogo Producing Co.                                     30,857
     918   Pride International, Inc.*                             32,029
   3,299   Schlumberger Ltd. (Netherlands)                       228,093
   1,075   Smith International, Inc.                              45,397
     419   Stone Energy Corp.*                                    19,735
   1,194   Sunoco, Inc.                                           96,762
     843   Teekay Shipping Corp. (Marshall Islands)               32,430
   1,052   Tesoro Corp.                                           73,556
     393   Tidewater, Inc.                                        22,888
   4,421   TransMontaigne, Inc.*                                  48,454
     835   Transocean, Inc. (Cayman Islands)*                     67,693
   1,518   USEC, Inc.*                                            19,279
   4,791   Valero Energy Corp.                                   310,169
   1,074   Weatherford International Ltd. (Bermuda)*              56,847
     422   Western Gas Resoures, Inc.                             21,944
   6,550   Williams Cos., Inc.                                   143,642
   1,298   XTO Energy, Inc.                                       54,970
                                                            ------------
                                                               9,341,999
                                                            ------------

SEE NOTES TO FINANCIAL STATEMENTS.

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APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           FINANCIALS--24.5%
     728   A.G. Edwards, Inc.                               $     38,468
   2,125   ACE Ltd. (Cayman Islands)                             118,023
     146   Affiliated Managers Group, Inc.*                       14,790
   2,458   Aflac, Inc.                                           116,853
      55   Alleghany Corp.*                                       15,730
   1,493   Allied Capital Corp.                                   46,373
   6,323   Allstate (The) Corp.                                  357,186
     639   AMB Property Corp.                                     31,944
     741   AMBAC Financial Group, Inc.                            61,029
     828   American Capital Strategies Ltd.                       28,831
   5,034   American Express Co.                                  270,880
     834   American Financial Group, Inc.                         36,930
  14,294   American International Group, Inc.                    932,683
     357   American National Insurance                            42,572
   1,116   AmeriCredit Corp.*                                     33,792
   3,242   Ameriprise Financial, Inc.                            158,988
     336   AmerUs Group Co.                                       19,706
   2,975   AmSouth Bancorp.                                       86,097
   2,703   Annaly Mortgage Management, Inc.                       36,409
   2,544   Aon Corp.                                             106,619
   1,193   Apartment Investment & Management Co., Class A         53,315
     436   Arch Capital Group Ltd. (Bermuda)*                     26,487
   1,754   Archstone-Smith Trust                                  85,736
     643   Arden Realty, Inc.                                     29,154
     625   Arthur J. Gallagher & Co.                              17,150
   1,046   Associated Banc-Corp.                                  35,376
   1,124   Assurant, Inc.                                         54,143
     849   Astoria Financial Corp.                                26,591
     441   AvalonBay Communities, Inc.                            47,496
     943   Axis Capital Holdings Ltd. (Bermuda)                   28,120
     717   BancorpSouth, Inc.                                     18,377
  36,101   Bank of America Corp.                               1,802,161
     318   Bank of Hawaii Corp.                                   17,271
   5,689   Bank of New York (The) Co., Inc.                      199,968
   5,230   BB&T Corp.                                            224,576
     953   Bear Stearns (The ) Cos., Inc.                        135,812
     344   Berkshire Hathaway, Inc., Class B*                  1,015,487
     112   BlackRock, Inc., Class A                               16,972
     365   BOK Financial Corp.                                    17,768
     762   Boston Properties, Inc.                                67,262
     662   Brandywine Realty Trust                                18,741
     355   BRE Properties, Inc.                                   19,127
     391   Camden Property Trust                                  26,873
   1,916   Capital One Financial Corp.                           166,002
     530   CarrAmerica Realty Corp.                               23,723
     254   CB Richard Ellis Group, Inc., Class A*                 22,324
     499   CBL & Associates Properties, Inc.                      19,955
   4,322   Charles Schwab (The) Corp.                             77,364
      40   Chicago Mercantile Exchange Holdings, Inc.             18,320
   3,398   Chubb (The) Corp.                                     175,133
   1,259   Cincinnati Financial Corp.                             53,684
   1,934   CIT Group, Inc.                                       104,455
  43,466   Citigroup, Inc.                                     2,171,126
     291   City National Corp.                                    21,231
   3,256   CNA Financial Corp.*                                  104,648
   1,003   Colonial BancGroup (The), Inc.                         26,008
     347   Colonial Properties Trust                              17,086
   1,834   Comerica, Inc.                                        104,300
     821   Commerce Bancorp, Inc.                                 33,119
     427   Commerce Bancshares, Inc.                              22,311
     412   Commerce Group, Inc.                                   23,900
     876   Compass Bancshares, Inc.                               48,145
   2,564   Conseco, Inc.*                                         64,741
   5,984   Countrywide Financial Corp.                           243,309
   2,088   Crescent Real Estate EQT Co.                           41,760
     346   Cullen/Frost Bankers, Inc.                             20,026
     692   Developers Diversified Realty Corp.                    36,814
   2,263   Doral Financial Corp.                                  17,900
     243   Downey Financial Corp.                                 17,443
   1,483   Duke Realty Corp.                                      52,498
     587   Endurance Specialty Holdings Ltd. (Bermuda)            18,174
     304   Equity Lifestyle Properties, Inc.                      13,373
   5,567   Equity Office Properties Trust                        179,814
   2,320   Equity Residential                                    104,098
     396   Erie Indemnity Co., Class A                            20,168
     395   Everest Re Group Ltd. (Bermuda)                        35,945
   9,138   Fannie Mae                                            462,383
     287   Federal Realty Investment Trust                        19,582
     402   Federated Investors, Inc., Class B                     14,110
   1,892   Fidelity National Financial, Inc.                      79,426
   2,334   Fidelity National Title Group, Inc., Class A           50,554
   5,062   Fifth Third Bancorp                                   204,606
   1,061   First American Corp.                                   45,199
   1,294   First Horizon National Corp.                           54,891
     720   First Industrial Realty Trust, Inc.                    28,253
     843   FirstMerit Corp.                                       20,729
     917   Franklin Resources, Inc.                               85,391
     761   Franklin Street Properties Corp.                       16,225
   8,131   Freddie Mac                                           496,479
     720   Fremont General Corp.                                  16,013
   2,565   Friedman Billings Ramsey Group, Inc.                   27,728
   1,217   Fulton Financial Corp.                                 20,020
   1,057   General Growth Properties, Inc.                        49,626
   8,183   Genworth Financial, Inc.                              271,676
     575   Glimcher Realty Trust                                  14,835
   1,528   Golden West Financial Corp.                           109,817
   2,819   Goldman Sachs Group, Inc.                             451,858
     493   Hanover Insurance Group, Inc.                          26,080
   2,657   Hartford Financial Services Group (The), Inc.         244,258
     446   HCC Insurance Holdings, Inc.                           14,937
   1,465   Health Care Property Investors, Inc.                   40,170
     601   Health Care REIT, Inc.                                 20,915

SEE NOTES TO FINANCIAL STATEMENTS.

                                       99
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APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
     381   Healthcare Realty Trust, Inc.                    $     14,428
     440   Heritage Property Investment Trust                     16,993
     866   Highwoods Properties, Inc.                             27,314
     458   Home Properties, Inc.                                  22,909
     971   Hospitality Properties Trust                           41,850
   2,997   Host Hotels & Resorts, Inc.                            62,997
   3,228   HRPT Properties Trust                                  35,443
   3,717   Hudson City Bancorp, Inc.                              49,845
   2,191   Huntington Bancshares, Inc.                            52,913
   2,494   IMPAC Mortgage Holdings, Inc.                          23,693
     627   Independence Community Bank Corp.                      26,334
     560   IndyMac Bancorp, Inc.                                  27,059
   1,540   iStar Financial, Inc.                                  58,920
   1,404   Janus Capital Group, Inc.                              27,322
     282   Jefferies Group, Inc.                                  18,739
  35,909   JPMorgan Chase & Co.                                1,629,549
   4,025   KeyCorp                                               153,836
   1,321   Kimco Realty Corp.                                     49,049
     864   KKR Financial Corp.                                    18,662
     306   LandAmerica Financial Group, Inc.                      21,230
     275   Legg Mason, Inc.                                       32,582
   1,603   Lehman Brothers Holdings, Inc.                        242,293
     309   Leucadia National Corp.                                18,772
     848   Liberty Property Trust                                 37,906
   1,687   Lincoln National Corp.                                 97,981
   1,471   Loews Corp.                                           156,147
     728   M&T Bank Corp.                                         86,923
     397   Macerich (The) Co.                                     29,068
     858   Mack-Cali Realty Corp.                                 38,799
      75   Markel Corp.*                                          26,194
   6,544   Marsh & McLennan Cos., Inc.                           200,704
   1,602   Marshall & Ilsley Corp.                                73,243
   1,312   MBIA, Inc.                                             78,235
   2,908   Mellon Financial Corp.                                109,428
     864   Mercantile Bankshares Corp.                            32,469
     480   Mercury General Corp.                                  25,618
   5,911   Merrill Lynch & Co., Inc.                             450,773
   7,245   MetLife, Inc.                                         377,465
     693   MGIC Investment Corp.                                  48,995
     492   Mills (The) Corp.                                      15,700
   1,093   Montpelier Re Holdings Ltd. (Bermuda)                  17,652
     314   Moody's Corp.                                          19,471
   9,343   Morgan Stanley                                        600,755
   8,094   National City Corp.                                   298,669
   1,362   Nationwide Financial Services, Inc., Class A           59,765
     875   Nationwide Health Properties, Inc.                     18,830
     643   New Century Financial Corp.                            32,934
   1,522   New Plan Excel Realty Trust                            37,517
   2,692   New York Community Bancorp, Inc.                       46,329
   2,921   North Fork Bancorp, Inc.                               88,010
   1,182   Northern Trust Corp.                                   69,608
     341   Nuveen Investments, Inc.                               16,409
     885   Odyssey Re Holdings Corp.                              21,284
     484   Ohio Casualty Corp.                                    14,351
   2,736   Old Republic International Corp.                       60,876
     239   Pan Pacific Retail Properties, Inc.                    15,927
     615   PartnerRe Ltd. (Bermuda)                               38,468
     506   People's Bank                                          16,572
   1,423   Phoenix (The) Cos., Inc.                               21,615
   1,704   Plum Creek Timber Co., Inc.                            61,855
     742   PMI Group (The), Inc.                                  34,243
   2,442   PNC Financial Services Group, Inc.                    174,530
   2,782   Popular, Inc.                                          57,532
     430   Post Properties, Inc.                                  18,787
     624   Potlatch Corp.                                         24,299
   1,977   Principal Financial Group, Inc.                       101,440
     802   Progressive (The) Corp.                                87,041
   1,168   ProLogis                                               58,657
     622   Protective Life Corp.                                  31,349
   3,394   Prudential Financial, Inc.                            265,173
     654   Public Storage, Inc.                                   50,280
     634   Radian Group, Inc.                                     39,764
     670   Raymond James Financial, Inc.                          20,335
     532   Rayonier, Inc.                                         21,897
     782   Realty Income Corp.                                    17,728
     695   Reckson Associates Realty Corp.                        28,273
     445   Redwood Trust, Inc.                                    18,899
     441   Regency Centers Corp.                                  27,823
   3,947   Regions Financial Corp.                               144,105
     679   Reinsurance Group of America, Inc.                     32,660
     643   RenaissanceRe Holdings Ltd. (Bermuda)                  27,038
   1,357   SAFECO Corp.                                           70,428
     996   Senior Housing Properties Trust                        17,101
     289   Shurgard Storage Centers, Inc., Class A                18,201
     603   Simon Property Group, Inc.                             49,374
     944   Sky Financial Group, Inc.                              24,402
     187   SL Green Realty Corp.                                  18,513
   1,566   SLM Corp.                                              82,810
     636   South Financial Group (The), Inc.                      17,255
   2,774   Sovreign Bancorp, Inc.                                 61,500
   6,230   St. Paul Travelers (The) Cos., Inc.                   274,307
     380   Stancorp Financial Group, Inc.                         18,749
   1,594   State Street Corp.                                    104,120
     116   Student Loan Corp.                                     24,157
   3,176   SunTrust Banks, Inc.                                  245,600
   2,155   Synovus Financial Corp.                                60,340
     461   T. Rowe Price Group, Inc.                              38,812
   1,046   TCF Financial Corp.                                    28,096
   1,064   TD Ameritrade Holding Corp.*                           19,748
   2,197   TD Banknorth, Inc.                                     65,229
   1,294   Thornburg Mortgage, Inc.                               37,410
     849   Torchmark Corp.                                        51,033
     512   Transatlantic Holdings, Inc.                           29,414
   1,934   Trizec Properties, Inc.                                48,389

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                                       100
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APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
   1,074   UnionBanCal Corp.                                $     75,277
     978   United Dominion Realty Trust, Inc.                     26,592
     877   Unitrin, Inc.                                          42,841
   6,499   UnumProvident Corp.                                   131,995
  15,617   US Bancorp                                            490,998
     837   Valley National Bancorp                                21,795
     794   Vornado Realty Trust                                   75,938
     709   W.R. Berkley Corp.                                     26,531
  12,331   Wachovia Corp.                                        738,010
     920   Washington Federal, Inc.                               22,006
  10,957   Washington Mutual, Inc.                               493,722
     473   Webster Financial Corp.                                22,207
     695   Weingarten Realty Investors                            27,390
  12,385   Wells Fargo & Co.                                     850,726
      55   Wesco Financial Corp.                                  21,533
      61   White Mountain Insurance Group Ltd. (Bermuda)          31,812
     442   Whitney Holding Corp.                                  15,718
     811   Willis Group Holdings Ltd. (Bermuda)                   28,507
     465   Wilmington Trust Corp.                                 20,600
   1,533   XL Capital Ltd., Class A (Cayman Islands)             101,009
     646   Zions Bancorp.                                         53,637
                                                            ------------
                                                              25,643,486
                                                            ------------
           HEALTH CARE--8.7%
   9,409   Abbott Laboratories                                   402,141
   2,892   Aetna, Inc.                                           111,342
     764   Alcon, Inc. (Switzerland)                              77,706
     255   Allergan, Inc.                                         26,194
   3,452   AmerisourceBergen Corp.                               148,954
   3,925   Amgen, Inc.*                                          265,723
     932   Applera Corp. - Applied Biosystems Group               26,879
     706   Apria Healthcare Group, Inc.*                          15,461
     324   Barr Pharmaceuticals, Inc.*                            19,618
     394   Bausch & Lomb, Inc.                                    19,286
   3,380   Baxter International, Inc.                            127,426
     437   Beckman Coulter, Inc.                                  22,444
   1,141   Becton Dickinson & Co.                                 71,929
   1,164   Biogen Idec, Inc.*                                     52,205
     761   Biomet, Inc.                                           28,294
   4,895   Boston Scientific Corp.*                              113,751
  21,032   Bristol-Myers Squibb Co.                              533,792
     366   C.R. Bard, Inc.                                        27,252
   3,599   Cardinal Health, Inc.                                 242,393
   1,651   Caremark Rx, Inc.                                      75,203
     320   Charles River Laboratories International, Inc.*        15,120
   1,043   CIGNA Corp.                                           111,601
     709   Community Health Systems, Inc.*                        25,694
     549   Coventry Health Care, Inc.*                            27,269
     484   Dade Behring Holdings, Inc.                            18,876
     390   DaVita, Inc.*                                          21,941
     340   DENTSPLY International, Inc.                           20,288
   6,341   Eli Lilly & Co.                                       335,566
     740   Express Scripts, Inc.*                                 57,824
     903   Fisher Scientific International, Inc.*                 63,707
   1,138   Forest Laboratories, Inc.*                             45,952
   1,369   Genentech, Inc.*                                      109,123
     688   Genzyme Corp.*                                         42,078
     641   Gilead Sciences, Inc.*                                 36,858
   3,471   HCA, Inc.                                             152,342
   1,617   Health Management Associates, Inc.                     33,488
   1,269   Health Net, Inc.*                                      51,648
     557   Henry Schein, Inc.*                                    25,967
     521   Hillenbrand Industries, Inc.                           26,759
   1,173   Hospira, Inc.*                                         45,219
   1,476   Humana, Inc.*                                          66,686
     757   IMS Health, Inc.                                       20,575
     288   Invitrogen Corp.*                                      19,011
  14,394   Johnson & Johnson                                     843,631
     932   Kindred Healthcare, Inc.*                              22,610
   1,654   King Pharmaceuticals, Inc.*                            28,763
     518   Laboratory Corp. of America Holdings*                  29,578
     654   LifePoint Hospitals, Inc.*                             20,732
     567   Lincare Holdings, Inc.*                                22,414
     428   Magellan Health Services, Inc.*                        17,398
     516   Manor Care, Inc.                                       22,627
   4,199   McKesson Corp.                                        204,029
   3,367   Medco Health Solutions, Inc.*                         179,225
     578   Medimmune, Inc.*                                       18,190
   3,539   Medtronic, Inc.                                       177,375
  24,295   Merck & Co., Inc.                                     836,234
   1,514   Millennium Pharmaceuticals, Inc.*                      13,747
   1,108   Mylan Laboratories, Inc.                               24,199
     456   Omnicare, Inc.                                         25,860
     578   Owens & Minor, Inc.                                    18,421
     569   Patterson Cos., Inc.*                                  18,538
     960   PerkinElmer, Inc.                                      20,582
  49,213   Pfizer, Inc.                                        1,246,564
     903   Quest Diagnostics, Inc.                                50,324
  11,533   Schering-Plough Corp.                                 222,818
     975   St. Jude Medical, Inc.*                                38,493
   1,032   Stryker Corp.                                          45,150
  15,141   Tenet Healthcare Corp.*                               125,973
   1,109   Thermo Electron Corp.*                                 42,741
     939   Triad Hospitals, Inc.*                                 38,687
     236   UnitedHealth Group, Inc.                               11,739
     516   Universal Health Services, Inc., Class B               26,208
     269   Varian Medical Systems, Inc.*                          14,090
   1,057   Watson Pharmaceuticals, Inc.*                          30,061
   7,349   WellPoint, Inc.*                                      521,779
   7,252   Wyeth                                                 352,955
     940   Zimmer Holdings, Inc.*                                 59,126
                                                            ------------
                                                               9,152,446
                                                            ------------

SEE NOTES TO FINANCIAL STATEMENTS.

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APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           INDUSTRIALS--10.9%
   4,417   3M Co.                                           $    377,344
     381   Acuity Brands, Inc.                                    15,728
     652   Adesa, Inc.                                            16,633
   1,178   AGCO Corp.*                                            27,883
     650   Alaska Air Group, Inc.*                                24,674
     376   Alexander & Baldwin, Inc.                              18,751
     272   Alliant Techsystems, Inc.*                             21,757
   6,113   Allied Waste Industries, Inc.*                         86,560
     183   AMERCO*                                                19,113
   1,071   American Power Conversion Corp.                        23,819
   2,566   American Standard Cos., Inc.                          111,698
   3,313   AMR Corp.*                                             81,632
   1,791   ARAMARK Corp., Class B                                 50,345
     848   Avery Dennison Corp.                                   53,000
   4,885   Boeing Co.                                            407,653
     555   Briggs & Stratton Corp.                                18,726
     444   Brink's (The) Co.                                      22,555
   2,142   Burlington Northern Santa Fe Corp.                    170,353
     512   C.H. Robinson Worldwide, Inc.                          22,707
     221   Carlisle Cos, Inc.                                     18,675
   3,543   Caterpillar, Inc.                                     268,347
  12,885   Cendant Corp.                                         224,586
     396   ChoicePoint, Inc.*                                     17,436
     869   Cintas Corp.                                           36,481
   2,191   Continental Airlines, Class B*                         57,054
     496   Con-way, Inc.                                          27,637
     641   Cooper Industries Ltd., Class A(Bermuda)               58,619
     427   Crane Co.                                              18,041
   2,100   CSX Corp.                                             143,829
     446   Cummins, Inc.                                          46,607
   1,109   Danaher Corp.                                          71,098
   2,133   Deere & Co.                                           187,235
     855   Deluxe Corp.                                           20,383
     487   Dollar Thrifty Automotive Group*                       23,707
   1,284   Dover Corp.                                            63,879
     195   Dun & Bradstreet Corp.*                                15,019
   1,183   Eaton Corp.                                            90,677
     497   EMCOR Group, Inc.*                                     24,875
   2,803   Emerson Electric Co.                                  238,115
     483   Equifax, Inc.                                          18,615
     212   Expeditors International Washington, Inc.              18,149
   1,623   FedEx Corp.                                           186,856
     270   Flowserve Corp.*                                       15,530
     603   Fluor Corp.                                            56,025
     681   GATX Corp.                                             31,871
   2,522   General Dynamics Corp.                                165,494
  78,566   General Electric Co.                                2,717,597
   1,064   Goodrich Corp.                                         47,348
     300   Harsco Corp.                                           25,005
     307   HNI Corp.                                              16,234
   6,453   Honeywell International, Inc.                         274,253
     521   Hubbell, Inc., Class B                                 26,910
   2,360   IKON Office Solutions, Inc.                            31,152
   1,580   Illinois Tool Works, Inc.                             162,266
   2,371   Ingersoll-Rand Co. Ltd., Class A(Bermuda)             103,731
   1,039   ITT Industries, Inc.                                   58,423
     392   Jacobs Engineering Group, Inc.*                        32,418
     778   JB Hunt Transport Services, Inc.                       18,540
   1,471   JetBlue Airways Corp.*                                 15,092
     755   Kelly Services, Inc.                                   20,891
     321   Kennametal, Inc.                                       19,854
     681   L-3 Communications Holdings, Inc.                      55,638
   1,099   Laidlaw International, Inc.                            27,200
     602   Lennox International, Inc.                             19,643
   2,852   Lockheed Martin Corp.                                 216,467
   1,026   Manpower, Inc.                                         66,844
   4,231   Masco Corp.                                           134,969
     326   Monster Worldwide, Inc.*                               18,712
     461   Mueller Industries, Inc.                               17,463
     117   NACCO Industries, Inc., Class A                        18,849
   1,696   Navistar International Corp.*                          44,740
   2,491   Norfolk Southern Corp.                                134,514
   3,575   Northrop Grumman Corp.                                239,168
     270   Oshkosh Truck Corp.                                    16,524
   1,426   Paccar, Inc.                                          102,572
     904   Pall Corp.                                             27,283
     849   Parker Hannifin Corp.                                  68,811
     676   Pentair, Inc.                                          25,877
   1,798   PHH Corp.*                                             50,128
   1,841   Pitney Bowes, Inc.                                     77,046
     494   Precision Castparts Corp.                              31,112
   1,192   Quanta Services, Inc.*                                 19,334
   4,323   Raytheon Co.                                          191,379
     791   Republic Services, Inc.                                34,812
     481   Robert Half International, Inc.                        20,332
     761   Rockwell Automation, Inc.                              55,142
     600   Rockwell Collins, Inc.                                 34,320
   2,171   RR Donnelley & Sons Co.                                73,141
   1,008   Ryder System, Inc.                                     52,567
     743   Shaw Group (The), Inc.*                                22,736
   4,642   Southwest Airlines Co.                                 75,293
     734   SPX Corp.                                              40,187
   1,528   Steelcase, Inc., Class A                               28,604
     977   Swift Transportation Co., Inc.*                        29,261
     604   Tecumseh Products Co., Class A*                        13,862
     175   Tecumseh Products Co., Class B*                         3,467
     333   Teleflex, Inc.                                         21,725
     307   Terex Corp.*                                           26,571
     983   Textron, Inc.                                          88,421
     300   Thomas & Betts Corp.*                                  17,085
   1,014   Timken Co.                                             35,389
     324   Trinity Industries, Inc.                               20,574
  16,658   Tyco International Ltd. (Bermuda)                     438,938

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI US 1000 PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
   2,381   Union Pacific Corp.                              $    217,171
   5,654   United Parcel Service, Inc., Class B                  458,369
   1,006   United Rentals, Inc.*                                  35,884
     522   United Stationers, Inc.*                               28,005
   5,676   United Technologies Corp.                             356,510
     535   URS Corp.*                                             23,042
     260   USG Corp.*                                             27,812
     624   W.W. Grainger, Inc.                                    47,998
     378   Washington Group International, Inc.*                  21,021
   4,098   Waste Management, Inc.                                153,511
     738   Werner Enterprises, Inc.                               14,155
     353   WESCO International, Inc.*                             26,475
     412   West Corp.*                                            19,084
     671   YRC Worldwide, Inc.*                                   28,182
                                                            ------------
                                                              11,479,404
                                                            ------------
           INFORMATION TECHNOLOGY--9.8%
   3,524   Accenture Ltd. (Bermuda)                              102,443
   1,262   Activision, Inc.*                                      17,908
     718   Adobe Systems, Inc.*                                   28,146
   1,855   Advanced Micro Devices, Inc.*                          60,009
     815   Affiliated Computer Services, Inc., Class A*           45,444
   1,054   Agere System, Inc.*                                    16,569
   1,723   Agilent Technologies, Inc.*                            66,198
     352   Alliance Data Systems Corp.*                           19,360
     977   Altera Corp.*                                          21,338
     843   Amdocs Ltd. (Guernsey)*                                31,360
   2,257   Amkor Technology, Inc.*                                27,287
     341   Amphenol Corp., Class A                                19,710
   1,266   Analog Devices, Inc.                                   48,007
   1,679   Andrew Corp.*                                          17,764
     394   Anixter International, Inc.*                           20,031
   1,585   Apple Computer, Inc.*                                 111,568
   5,673   Applied Materials, Inc.                               101,830
   2,080   Arrow Electronics, Inc.*                               75,296
   3,912   Atmel Corp.*                                           20,499
   2,808   Automatic Data Processing, Inc.                       123,777
   4,011   Avaya, Inc.*                                           48,132
   1,982   Avnet, Inc.*                                           51,829
   1,332   AVX Corp.                                              23,710
   1,360   BEA Systems, Inc.*                                     18,020
   2,189   BearingPoint, Inc.*                                    20,314
     661   Benchmark Electronics, Inc.*                           18,045
   1,014   BISYS Group (The), Inc.*                               16,163
     995   BMC Software, Inc.*                                    21,432
     747   Broadcom Corp., Class A*                               30,709
   1,956   CA, Inc.                                               49,604
   1,561   Cadence Design System, Inc.*                           29,550
     517   CDW Corp.                                              30,772
     815   Ceridian Corp.*                                        19,747
     974   Check Point Software Technologies (Israel)*            18,847
     356   Checkfree Corp.*                                       19,178
  19,597   Cisco Systems, Inc.*                                  410,557
     515   Citrix Systems, Inc.*                                  20,559
   2,442   Computer Sciences Corp.*                              142,979
   2,927   Compuware Corp.*                                       22,479
     664   Comverse Technology, Inc.*                             15,040
   1,744   Convergys Corp.*                                       33,956
   2,523   Corning, Inc.*                                         69,710
   9,844   Dell, Inc.*                                           257,913
     583   Diebold, Inc.                                          24,807
     421   DST Systems, Inc.*                                     25,900
   3,087   eBay, Inc.*                                           106,224
     976   Electronic Arts, Inc.*                                 55,437
   6,888   Electronic Data Systems Corp.                         186,527
  10,929   EMC Corp.*                                            147,651
   1,097   Fairchild Semiconductor International, Inc.*           22,675
   2,649   First Data Corp.                                      126,331
   1,145   Fiserv, Inc.*                                          51,617
   8,224   Flextronics International Ltd. (Singapore)*            93,425
     969   Freescale Semiconductor, Inc., Class A*                30,640
   1,771   Freescale Semiconductor, Inc., Class B*                56,088
   6,572   Gateway, Inc.*                                         14,458
     317   Google, Inc., Class A*                                132,487
     525   Harris Corp.                                           24,449
     901   Hewitt Associates, Inc., Class A*                      26,120
  19,670   Hewlett-Packard Co.                                   638,685
   6,415   Ingram Micro, Inc., Class A*                          117,972
     897   Insight Enterprises, Inc.*                             17,734
  30,414   Intel Corp.                                           607,672
   9,931   International Business Machines Corp.                 817,719
     519   International Rectifier Corp.*                         23,459
     761   Intersil Corp.                                         22,533
     570   Intuit, Inc.*                                          30,877
     567   Iron Mountain, Inc.*                                   22,170
   1,229   Jabil Circuit, Inc.*                                   47,919
   4,977   JDS Uniphase Corp.*                                    17,370
   3,701   Juniper Networks, Inc.*                                68,394
     646   Kla-Tencor Corp.                                       31,111
     420   Lam Research Corp.*                                    20,530
     974   Lexmark International, Inc.*                           47,434
     955   Linear Technology Corp.                                33,903
   2,539   LSI Logic Corp.*                                       27,040
  10,447   Lucent Technologies, Inc.*                             29,147
     399   Marvell Technology Group Ltd. (Bermuda)*               22,779
   1,089   Maxim Integrated Products, Inc.                        38,398
   2,312   Maxtor Corp.*                                          22,380
     816   McAfee, Inc.*                                          21,289
     251   Mettler Toledo International, Inc.*                    16,265
     552   Microchip Technology, Inc.                             20,568
   5,754   Micron Technology, Inc.*                               97,645
  67,301   Microsoft Corp.                                     1,625,318
     530   Molex, Inc.                                            19,674
     454   Molex, Inc., Class A                                   14,596

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI US 1000 PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
     557   MoneyGram International, Inc.                    $     18,882
  13,801   Motorola, Inc.                                        294,651
     956   National Semiconductor Corp.                           28,661
   1,283   NCR Corp.*                                             50,550
     684   Network Appliance, Inc.*                               25,356
   2,535   Novell, Inc.*                                          20,838
     950   Novellus Systems, Inc.*                                23,465
     838   NVIDIA Corp.*                                          24,486
  17,416   Oracle Corp.*                                         254,099
   1,142   Paychex, Inc.                                          46,125
   1,156   Perot Systems Corp., Class A*                          17,432
   2,946   QUALCOMM, Inc.                                        151,248
   1,855   Sabre Holdings Corp., Class A                          42,832
     605   SanDisk Corp.*                                         38,617
  17,006   Sanmina-SCI Corp.*                                     88,261
   3,431   Seagate Technology (Cayman Islands)*                   91,127
  20,742   Solectron Corp.*                                       82,968
  26,982   Sun Microsystems, Inc.*                               134,910
   3,150   Symantec Corp.*                                        51,597
   1,360   Symbol Technologies, Inc.                              14,484
   1,172   SYNNEX Corp.*                                          22,209
     881   Synopsys, Inc.*                                        19,232
   2,639   Tech Data Corp.*                                       96,904
   2,457   Tellabs, Inc.*                                         38,943
   1,040   Teradyne, Inc.*                                        17,534
   5,566   Texas Instruments, Inc.                               193,196
     831   Total System Services, Inc.                            16,645
   5,000   Unisys Corp.*                                          31,200
   3,086   UTStarcom, Inc.*                                       21,448
   1,265   VeriSign, Inc.*                                        29,753
   2,791   Vishay Intertechnology, Inc.*                          43,595
   1,038   Western Digital Corp.*                                 21,840
   8,608   Xerox Corp.*                                          120,856
   1,147   Xilinx, Inc.                                           31,737
   3,289   Yahoo!, Inc.*                                         107,813
                                                            ------------
                                                              10,322,700
                                                            ------------
           MATERIALS--3.9%
   1,622   Air Products & Chemicals, Inc.                        111,139
     402   Airgas, Inc.                                           16,261
   1,337   AK Steel Holding Corp.*                                19,935
     383   Albemarle Corp.                                        18,315
   9,098   Alcoa, Inc.                                           307,330
     354   Allegheny Technologies, Inc.                           24,546
     953   Ashland, Inc.                                          62,726
     702   Ball Corp.                                             28,066
     986   Bemis Co., Inc.                                        31,020
     961   Bowater, Inc.                                          26,206
     625   Cabot Corp.                                            22,500
   1,295   Celanese Corp., Series A                               28,425
   1,792   Chemtura Corp.                                         21,862
     468   Commercial Metals Co.                                  25,459
   2,071   Crown Holdings, Inc.*                                  33,198
     272   Cytec Industries, Inc.                                 16,448
   9,752   Dow Chemical (The) Co.                                396,030
  10,033   E.I. du Pont de Nemours and Co.                       442,456
   1,101   Eastman Chemical Co.                                   59,839
   1,041   Ecolab, Inc.                                           39,350
     883   Engelhard Corp.                                        33,916
     272   Florida Rock Industries, Inc.                          16,965
     373   FMC Corp.                                              23,708
     786   Freeport-McMoRan Copper & Gold, Inc., Class B          50,760
   6,157   Graphic Packaging Corp.*                               16,378
     185   Greif, Inc., Class A                                   11,984
      58   Greif, Inc., Class B                                    3,486
   1,266   Hercules, Inc.*                                        17,990
     710   International Flavors & Fragrances, Inc.               25,084
   6,742   International Paper Co.                               245,072
     560   Lafarge North America, Inc.                            47,768
   1,145   Louisiana-Pacific Corp.                                31,579
     709   Lubrizol Corp.                                         30,919
   3,178   Lyondell Chemical Co.                                  76,590
     221   Martin Marietta Materials, Inc.                        23,461
   2,623   MeadWestvaco Corp.                                     74,782
   1,103   Monsanto Co.                                           91,990
   2,030   Mosaic (The) Co.*                                      30,450
   1,561   Nalco Holding Co.*                                     29,425
   1,591   Newmont Mining Corp.                                   92,851
   1,153   NL Industries, Inc.                                    15,185
     838   Nucor Corp.                                            91,191
     740   Olin Corp.                                             15,207
   2,735   Owens-Illinois, Inc.*                                  49,996
     812   Packaging Corp of America                              18,254
   1,316   Pactiv Corp.*                                          32,031
   1,122   Phelps Dodge Corp.                                     96,705
   1,687   PPG Industries, Inc.                                  113,231
   1,547   Praxair, Inc.                                          86,833
     176   Reliance Steel & Aluminum Co.                          15,655
   1,736   Rohm & Haas Co.                                        87,842
   1,493   RPM International, Inc.                                27,471
     361   Scotts Miracle-Gro (The) Co.                           15,978
     694   Sealed Air Corp.                                       37,372
     328   Sigma-Aldrich Corp.                                    22,504
   4,810   Smurfit-Stone Container Corp.*                         62,290
     989   Sonoco Products Co.                                    30,975
     354   Southern Copper Corp.                                  35,064
     316   Steel Dynamics, Inc.                                   19,731
   1,070   Temple-Inland, Inc.                                    49,691
     251   Texas Industries, Inc.                                 14,232
     159   Tronox, Inc., Class B                                   2,751
   1,215   United States Steel Corp.                              83,228
     879   Valhi, Inc.                                            17,501
     884   Valspar Corp.                                          25,017
     564   Vulcan Materials Co.                                   47,917

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI US 1000 PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
   2,856   Weyerhaeuser Co.                                 $    201,262
   1,231   Worthington Industries                                 24,312
                                                            ------------
                                                               4,045,695
                                                            ------------
           TELECOMMUNICATION SERVICES--3.9%
   3,297   ALLTEL Corp.                                          212,228
     720   American Tower Corp., Class A*                         24,581
  45,001   AT&T, Inc.                                          1,179,476
  16,705   BellSouth Corp.                                       564,295
   1,424   CenturyTel, Inc.                                       53,685
   3,601   Cincinnati Bell, Inc.*                                 15,124
   4,216   Citizens Communications Co.                            55,988
     814   Crown Castle International Corp.*                      27,391
     244   IDT Corp.*                                              2,672
   1,083   IDT Corp., Class B*                                    12,021
  24,097   Qwest Communications International, Inc.*             161,691
  11,808   Sprint Nextel Corp.                                   292,838
     652   Telephone & Data Systems, Inc.                         25,558
     646   Telephone & Data Systems, Inc., Special Shares         24,354
     765   US Cellular Corp.*                                     47,736
   1,396   Valor Communications Group, Inc.                       18,218
  40,401   Verizon Communications, Inc.                        1,334,446
                                                            ------------
                                                               4,052,302
                                                            ------------
           UTILITIES--5.9%
   5,460   AES (The) Corp.*                                       92,656
     718   AGL Resources, Inc.                                    25,403
   1,242   Allegheny Energy, Inc.*                                44,252
     566   Allete, Inc.                                           26,472
   1,640   Alliant Energy Corp.                                   52,414
   2,558   Ameren Corp.                                          128,846
   8,122   American Electric Power Co., Inc.                     271,762
  17,167   Aquila, Inc.*                                          74,333
   1,213   Atmos Energy Corp.                                     32,193
   1,186   Avista Corp.                                           24,918
     478   Black Hills Corp.                                      17,399
  12,122   CenterPoint Energy, Inc.                              145,706
     725   Cleco Corp.                                            16,313
   5,116   CMS Energy Corp.*                                      68,145
   3,633   Consolidated Edison, Inc.                             156,655
   1,842   Constellation Energy Group, Inc.                      101,163
   3,862   Dominion Resources, Inc.                              289,148
   1,359   DPL, Inc.                                              36,924
   3,029   DTE Energy Co.                                        123,523
  16,057   Duke Energy Corp.                                     467,581
   1,455   Duquesne Light Holdings, Inc.                          24,691
  18,485   Dynegy, Inc., Class A*                                 91,870
   3,573   Edison International                                  144,385
     456   Energen Corp.                                          16,083
   2,492   Energy East Corp.                                      60,207
   2,228   Entergy Corp.                                         155,826
     645   Equitable Resources, Inc.                              22,904
   4,754   Exelon Corp.                                          256,716
   3,934   FirstEnergy Corp.                                     199,493
   4,397   FPL Group, Inc.                                       174,121
   1,279   Great Plains Energy, Inc.                              36,132
   1,146   Hawaiian Electric Industries, Inc.                     30,793
     796   IDACORP, Inc.                                          27,104
   2,561   KeySpan Corp.                                         103,413
   1,093   MDU Resources Group, Inc.                              40,168
   1,093   National Fuel Gas Co.                                  36,342
     399   New Jersey Resources Corp.                             17,664
     727   Nicor, Inc.                                            28,796
   5,400   NiSource, Inc.                                        113,994
   3,152   Northeast Utilities                                    63,513
     899   NRG Energy, Inc.*                                      42,783
   1,541   NSTAR                                                  42,609
   1,482   OGE Energy Corp.                                       44,697
   1,529   Oneok, Inc.                                            50,472
     747   Peoples Energy Corp.                                   27,139
   3,150   Pepco Holdings, Inc.                                   72,702
   4,503   PG&E Corp.                                            179,400
     915   Piedmont Natural Gas Co., Inc.                         22,445
   1,679   Pinnacle West Capital Corp.                            67,328
     925   PNM Resources, Inc.                                    23,412
   2,931   PPL Corp.                                              85,116
   4,018   Progress Energy, Inc.                                 171,970
   2,523   Public Service Enterprise Group, Inc.                 158,192
   2,117   Puget Energy, Inc.                                     43,970
     444   Questar Corp.                                          35,542
  12,194   Reliant Energy, Inc.*                                 138,402
   1,483   SCANA Corp.                                            58,045
   2,379   Sempra Energy                                         109,482
   2,121   Sierra Pacific Resources*                              29,949
   8,981   Southern (The) Co.                                    289,458
     654   Southern Union Co.*                                    16,952
     614   Southwest Gas, Corp.                                   17,020
   3,100   TECO Energy, Inc.                                      49,538
   3,798   TXU Corp.                                             188,495
   1,406   UGI Corp.                                              31,494
     328   UIL Holding Corp.                                      18,220
     517   Unisource Energy Corp.                                 15,639
   1,074   Vectren Corp.                                          28,697
   1,601   Westar Energy, Inc                                     33,525
     844   WGL Holdings, Inc.                                     24,830
   1,392   Wisconsin Energy Corp.                                 54,358
     659   WPS Resources Corp.                                    32,943
   8,956   Xcel Energy, Inc.                                     168,731
                                                            ------------
                                                               6,213,576
                                                            ------------
           TOTAL COMMON STOCKS
           (Cost $101,976,023)                               104,504,321
                                                            ------------

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI US 1000 PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           INVESTMENT COMPANY--0.0%

           FINANCIALS--0.0%
     900   Tri-Continental Corp.
           (Cost $17,606)                                   $     18,495
                                                            ------------
           TOTAL INVESTMENTS
           (Cost $101,993,629)--99.7%                        104,522,816
           Other assets less liabilities--0.3%                   360,190
                                                            ------------
           NET ASSETS--100.0%                               $104,883,006
                                                            ============

*  Non-income producing security.

COUNTRY BREAKDOWN(UNAUDITED)
APRIL 30, 2006

                                                                TOTAL
                                                  VALUE       NET ASSETS
                                              ------------    ----------
United States                                 $102,074,793       97.3%
Bermuda                                          1,202,872        1.2
Cayman Islands                                     495,335        0.5
Netherlands Antilles                               228,093        0.2
Panama                                             164,245        0.2
Singapore                                           93,425        0.1
Switzerland                                         77,706        0.1
Liberia                                             72,589        0.1
Marshall Islands                                    32,430        0.0
Guernsey                                            31,360        0.0
Israel                                              18,847        0.0
Bahamas                                             16,019        0.0
British Virgin Islands                              15,102        0.0
                                              ------------    -------
Total value of investments                     104,522,816       99.7
Other assets less liabilities                      360,190        0.3
                                              ------------    -------
Net Assets                                    $104,883,006      100.0%
                                              ============    =======

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

POWERSHARES EXCHANGE-TRADED FUNDS
APRIL 30, 2006

                                                                              POWERSHARES      POWERSHARES        POWERSHARES
                                                                            DYNAMIC MARKET     DYNAMIC OTC     FTSE RAFI US 1000
                                                                              PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                            --------------    ------------     -----------------
ASSETS:
   Investments at value                                                      $918,693,832     $222,452,543        $104,522,816
   Cash                                                                           340,109               --             283,960
   Receivables:
      Investments sold                                                                 --          166,781             213,044
      Dividends                                                                   650,808           30,376             147,770
      Due from Advisor                                                            164,856           52,650              44,974
                                                                             ------------     ------------        ------------
      TOTAL ASSETS                                                            919,849,605      222,702,350         105,212,564
                                                                             ------------     ------------        ------------

LIABILITIES:
   Due to custodian                                                                    --           60,414                  --
   Payables:
      Investments purchased                                                            --               --             201,060
   Accrued advisory fees                                                          373,784           88,922              40,110
   Accrued expenses                                                               319,775          112,784              88,388
                                                                             ------------     ------------        ------------
     TOTAL LIABILITIES                                                            693,559          262,120             329,558
                                                                             ------------     ------------        ------------
NET ASSETS                                                                   $919,156,046     $222,440,230        $104,883,006
                                                                             ============     ============        ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                           $924,385,169     $225,237,416        $102,304,523
   Undistributed net investment income                                            507,337               --             129,021
   Accumulated net realized loss on investments                               (47,752,926)     (18,898,148)            (79,725)
   Net unrealized appreciation/depreciation on investments                     42,016,466       16,100,962           2,529,187
                                                                             ------------     ------------        ------------
NET ASSETS                                                                   $919,156,046     $222,440,230        $104,883,006
                                                                             ============     ============        ============
   Shares outstanding (unlimited amount authorized, $0.01 par value)           19,200,000        4,150,000           2,000,000
   Net asset value                                                           $      47.87     $      53.60        $      52.44
                                                                             ============     ============        ============
   Investments at cost                                                       $876,677,366     $206,351,581        $101,993,629
                                                                             ============     ============        ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

                                                                             POWERSHARES       POWERSHARES        POWERSHARES
                                                                           DYNAMIC MARKET      DYNAMIC OTC     FTSE RAFI US 1000
                                                                              PORTFOLIO         PORTFOLIO          PORTFOLIO
                                                                           --------------     -------------    -----------------
                                                                                                                 FOR THE PERIOD
                                                                                                               DECEMBER 19, 2005*
                                                                             YEAR ENDED         YEAR ENDED          THROUGH
                                                                           APRIL 30, 2006     APRIL 30, 2006     APRIL 30, 2006
                                                                           ---------------    --------------   ------------------
INVESTMENT INCOME:
   Dividends                                                                 $  8,060,557      $    866,215        $  500,553
   Foreign withholding taxes                                                           --                --               (30)
                                                                             ------------      ------------        ----------
      TOTAL INCOME                                                              8,060,557           866,215           500,523
                                                                             ------------      ------------        ----------
EXPENSES:
   Advisory fees                                                                2,964,415           778,316           117,073
   Printing                                                                       196,982            49,482            17,000
   Licensing                                                                      177,865            46,699            23,415
   Administration fees                                                            126,411            59,002             4,089
   Accounting                                                                      72,912            54,998             2,341
   Registration & filings                                                          60,318            13,533             9,472
   Legal                                                                           36,971            14,971            15,000
   Custodian and transfer agent fees                                               37,442            15,867             4,671
   Audit                                                                           18,000            18,000            12,000
   Listing fee and expenses                                                        12,950            10,669             1,208
   Trustees                                                                        12,292             3,878               474
   Offering costs                                                                      --                --            12,812
   Other expenses                                                                  25,532            14,492            14,053
                                                                             ------------      ------------        ----------
      TOTAL EXPENSES                                                            3,742,090         1,079,907           233,608
   Less fees waived:
      Advisory                                                                   (188,751)         (145,318)          (56,474)
                                                                             ------------      ------------        ----------
      NET EXPENSES                                                              3,553,339           934,589           177,134
                                                                             ------------      ------------        ----------
      NET INVESTMENT INCOME (LOSS)                                              4,507,218           (68,374)          323,389
                                                                             ------------      ------------        ----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                                             (33,630,448)      (11,173,744)          (79,725)
      In-kind redemptions                                                      84,382,607        27,334,598           998,141
                                                                             ------------      ------------        ----------
   Net realized gain                                                           50,752,159        16,160,854           918,416
   Net change in unrealized appreciation/depreciation on investments           45,428,370        15,104,755         2,529,187
                                                                             ------------      ------------        ----------
   Net realized and unrealized gain on investments                             96,180,529        31,265,609         3,447,603
                                                                             ------------      ------------        ----------
   Net increase in net assets resulting from operations                      $100,687,747      $ 31,197,235        $3,770,992
                                                                             ============      ============        ==========

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                       POWERSHARES                      POWERSHARES                POWERSHARES
                                                     DYNAMIC MARKET                     DYNAMIC OTC             FTSE RAFI US 1000
                                                       PORTFOLIO                         PORTFOLIO                  PORTFOLIO
                                            -------------------------------   -------------------------------   ------------------
                                                                                                                  FOR THE PERIOD
                                             FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR    DECEMBER 19, 2005*
                                                ENDED            ENDED            ENDED            ENDED             THROUGH
                                            APRIL 30, 2006   APRIL 30, 2005   APRIL 30, 2006   APRIL 30, 2005     APRIL 30, 2006
                                            --------------   --------------   --------------   --------------   ------------------
OPERATIONS:
   Net investment income (loss)             $    4,507,218   $   1,281,300    $     (68,374)   $    (30,229)      $    323,389
   Net realized gain on investments             50,752,159      18,332,720       16,160,854       1,444,299            918,416
   Net change in unrealized appreciation/
      depreciation on investments               45,428,370      (2,695,196)      15,104,755       3,831,933          2,529,187
                                            --------------   -------------    -------------    ------------       ------------
      Net increase in net assets resulting
         from operations                       100,687,747      16,918,824       31,197,235       5,246,003          3,770,992
                                            --------------   -------------    -------------    ------------       ------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Net investment income                        (4,155,736)     (1,056,515)         (51,000)             --           (194,752)
   Tax return of capital                                --              --         (107,644)             --                 --
                                            --------------   -------------    -------------    ------------       ------------
   Total distributions                          (4,155,736)     (1,056,515)        (158,644)             --           (194,752)
                                            --------------   -------------    -------------    ------------       ------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                 1,422,241,078     485,012,060      365,564,123      93,231,719        121,737,639
   Value of shares repurchased                (883,237,374)   (303,199,586)    (239,909,539)    (67,548,001)       (20,430,873)
                                            --------------   -------------    -------------    ------------       ------------
   Net increase in net assets resulting
      from share transactions                  539,003,704     181,812,474      125,654,584      25,683,718        101,306,766
                                            --------------   -------------    -------------    ------------       ------------
      Increase in Net Assets                   635,535,715     197,674,783      156,693,175      30,929,721        104,883,006

NET ASSETS:
   Beginning of period                         283,620,331      85,945,548       65,747,055      34,817,334                 --
                                            --------------   -------------    -------------    ------------       ------------
   End of period                            $  919,156,046   $ 283,620,331    $ 222,440,230    $ 65,747,055       $104,883,006
                                            ==============   =============    =============    ============       ============
   Undistributed net investment income      $      507,337   $     168,765    $          --    $         --       $    129,021
                                            ==============   =============    =============    ============       ============
CHANGES IN SHARES
   OUTSTANDING:
   Shares sold                                  31,600,000      12,700,000        7,500,000       2,250,000          2,400,000
   Shares repurchased                          (19,652,228)     (7,900,000)      (4,901,424)     (1,650,000)          (400,000)
   Shares outstanding, beginning of period       7,252,228       2,452,228        1,551,424         951,424                 --
                                            --------------   -------------    -------------    ------------       ------------
   Shares outstanding, end of period            19,200,000       7,252,228        4,150,000       1,551,424          2,000,000
                                            ==============   =============    =============    ============       ============

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC MARKET PORTFOLIO

                                                                                                  FOR THE YEAR
                                                              FOR THE YEAR      FOR THE YEAR       MAY 1, 2003*
                                                                  ENDED            ENDED             THROUGH
                                                              APRIL 30, 2006    APRIL 30, 2005    APRIL 30, 2004
                                                             ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $  39.11          $  35.05           $ 26.99+
                                                                --------          --------           -------
   Net investment income**                                          0.34              0.26              0.15+
   Net realized and unrealized gain on investments                  8.75              4.02              8.09+
                                                                --------          --------           -------
      Total from operations                                         9.09              4.28              8.24+
                                                                --------          --------           -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (0.33)            (0.22)            (0.18)+
                                                                --------          --------           -------
   Net asset value at end of period                             $  47.87          $  39.11           $ 35.05+
                                                                --------          --------           -------
TOTAL RETURN:***                                                   23.30%            12.23%            30.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $919,156          $283,620           $85,946
   Ratio to average net assets of:
      Expenses, net of waivers                                      0.60%             0.60%             0.60%
      Expenses, prior to waivers                                    0.63%             0.70%             1.26%
      Net investment income, net of waivers                         0.76%             0.68%             0.46%
   Portfolio turnover rate ++                                        103%               94%               58%

POWERSHARES DYNAMIC OTC PORTFOLIO

                                                                                                  FOR THE YEAR
                                                              FOR THE YEAR      FOR THE YEAR       MAY 1, 2003*
                                                                  ENDED            ENDED             THROUGH
                                                              APRIL 30, 2006    APRIL 30, 2005    APRIL 30, 2004
                                                             ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $  42.38           $ 36.59           $ 28.57+
                                                                --------          --------           -------
   Net investment loss**                                           (0.02)            (0.03)            (0.04)+
   Net realized and unrealized gain on investments                 11.30              5.82              8.06+
                                                                --------          --------           -------
      Total from operations                                        11.28              5.79              8.02+
                                                                --------          --------           -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (0.02)               --                --
   Tax return of capital                                           (0.04)               --                --
                                                                --------          --------           -------
   Total distributions                                             (0.06)               --                --
                                                                --------          --------           -------
   Net asset value at end of period                             $  53.60           $ 42.38           $ 36.59+
                                                                --------          --------           -------
TOTAL RETURN:***                                                   26.63%            15.81%            28.07%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                  $222,440           $65,747           $34,817
   Ratio to average net assets of:
      Expenses, net of waivers                                      0.60%             0.60%             0.60%
      Expenses, prior to waivers                                    0.69%             1.06%             1.66%
      Net investment loss, net of waivers                          (0.04)%           (0.06)%           (0.10)%
   Portfolio turnover rate ++                                         77%              112%               79%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.
+    Per share amounts have been adjusted for 4 for 1 stock split (See Note 9).
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES FTSE RAFI 1000 PORTFOLIO

                                                                FOR THE PERIOD
                                                              DECEMBER 19, 2005*
                                                                   THROUGH
                                                                APRIL 30, 2006
                                                              -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $  49.64
                                                                   --------
   Net investment income**                                             0.24
   Net realized and unrealized gain on investments                     2.68
                                                                   --------
      Total from operations                                            2.92
                                                                   --------

   Distributions to shareholders from:
   Net investment income                                              (0.12)
                                                                   --------
   Net asset value at end of period                                $  52.44
                                                                   --------
TOTAL RETURN:***                                                       5.89%
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $104,883
   Ratio to average net assets of:
      Expenses, net of waivers                                         0.76%+
      Expenses, prior to waivers                                       1.00%+
      Net investment income, net of waivers                            1.38%+
   Portfolio turnover rate ++                                             2%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Totalreturn is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Totalreturn calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           COMMON STOCKS--99.9%

           CONSUMER DISCRETIONARY--12.1%
  58,474   Coach, Inc.*                                     $  1,930,811
  32,347   Lowe's Cos., Inc.                                   2,039,478
  39,124   McGraw-Hill (The) Cos., Inc.                        2,177,642
 304,044   News Corp., Inc., Class A                           5,217,396
  92,804   Staples, Inc.                                       2,450,954
  58,568   Starbucks Corp.*                                    2,182,829
  38,844   Target Corp.                                        2,062,616
                                                            ------------
                                                              18,061,726
                                                            ------------
           CONSUMER STAPLES--6.2%
  41,437   Costco Wholesale Corp.                              2,255,416
  74,294   CVS Corp.                                           2,208,018
  80,366   Procter & Gamble Co.                                4,678,104
                                                            ------------
                                                               9,141,538
                                                            ------------
           ENERGY--10.4%
  62,914   BJ Services Co.                                     2,393,878
  30,307   EOG Resources, Inc.                                 2,128,461
  29,983   Halliburton Co.                                     2,343,171
  42,566   Peabody Energy Corp.                                2,718,265
  84,534   Schlumberger Ltd. (Netherlands)                     5,844,680
                                                            ------------
                                                              15,428,455
                                                            ------------
           FINANCIALS--7.2%
 127,858   Charles Schwab (The) Corp.                          2,288,658
   5,079   Chicago Mercantile Exchange Holdings, Inc.          2,326,182
  20,985   Franklin Resources, Inc.                            1,954,123
  31,472   Moody's Corp.                                       1,951,579
  33,900   State Street Corp.                                  2,214,348
                                                            ------------
                                                              10,734,890
                                                            ------------
           HEALTH CARE--20.9%
  40,472   Aetna, Inc.                                         1,558,172
  19,153   Allergan, Inc.                                      1,967,396
  66,157   Amgen, Inc.*                                        4,478,829
  42,833   Caremark Rx, Inc.                                   1,951,043
  23,900   Express Scripts, Inc.*                              1,867,546
  59,381   Genentech, Inc.*                                    4,733,260
  34,557   Gilead Sciences, Inc.*                              1,987,028
  39,211   McKesson Corp.                                      1,905,262
  91,030   Medtronic, Inc.                                     4,562,424
  83,102   UnitedHealth Group, Inc.                            4,133,493
  27,343   WellPoint, Inc.*                                    1,941,353
                                                            ------------
                                                              31,085,806
                                                            ------------
           INDUSTRIALS--11.7%
  66,849   Boeing Co.                                          5,578,549
  34,458   Danaher Corp.                                       2,209,102
  19,835   FedEx Corp.                                         2,283,604
 125,898   Southwest Airlines Co.                              2,042,066
  65,645   United Parcel Service, Inc., Class B                5,321,840
                                                            ------------
                                                              17,435,161
                                                            ------------
           INFORMATION TECHNOLOGY--31.4%
  54,622   Adobe Systems, Inc.*                                2,141,182
  52,434   Advanced Micro Devices, Inc.*                       1,696,240
  58,824   Agilent Technologies, Inc.*                         2,260,018
  68,856   Apple Computer, Inc.*                               4,846,774
 250,551   Cisco Systems, Inc.*                                5,249,043
  86,077   Corning, Inc.*                                      2,378,308
 169,954   Dell, Inc.*                                         4,452,795
  79,570   Electronic Data Systems Corp.                       2,154,756
 154,564   EMC Corp.*                                          2,088,160
 185,318   Microsoft Corp.                                     4,475,430
 226,449   Motorola, Inc.                                      4,834,686
  56,278   Paychex, Inc.                                       2,273,068
 105,280   QUALCOMM, Inc.                                      5,405,076
  70,919   Texas Instruments, Inc.                             2,461,598
                                                            ------------
                                                              46,717,134
                                                            ------------
           TOTAL COMMON STOCKS
           (Cost $144,499,267)                               148,604,710
                                                            ------------

           MONEY MARKET FUND--0.0%
  63,419   AIM Liquid Asset Portfolio Private Class
           (Cost $63,419)                                         63,419
                                                            ------------
           TOTAL INVESTMENTS
           (Cost $144,562,686)--99.9%                        148,668,129
           Other assets less liabilities--0.1%                    81,532
                                                            ------------
           NET ASSETS--100.0%                               $148,749,661
                                                            ============

*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                TOTAL
                                                  VALUE       NET ASSETS
                                              ------------    ----------
United States                                 $142,823,449       96.0%
Netherlands                                      5,844,680        3.9
                                              ------------      -----
Total value of investments                     148,668,129       99.9
Other assets less liabilities                       81,532        0.1
                                              ------------      -----
Net Assets                                    $148,749,661      100.0%
                                              ============      =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           COMMON STOCKS--99.9%

           CONSUMER DISCRETIONARY--5.3%
 153,850   Ford Motor Co.                                    $ 1,069,258
  65,809   Gap (The), Inc.                                     1,190,485
  35,318   McDonald's Corp.                                    1,220,943
  25,200   Yum! Brands, Inc.                                   1,302,336
                                                             -----------
                                                               4,783,022
                                                             -----------
           CONSUMER STAPLES--6.0%
  39,969   Altria Group, Inc.                                  2,924,132
  25,590   General Mills, Inc.                                 1,262,611
  11,786   Reynolds American, Inc.                             1,292,335
                                                             -----------
                                                               5,479,078
                                                             -----------
           ENERGY--11.3%
  47,736   ConocoPhillips                                      3,193,537
  20,946   Devon Energy Corp.                                  1,259,064
  49,021   Exxon Mobil Corp.                                   3,092,245
  13,203   Kerr-McGee Corp.                                    1,318,452
  16,491   Sunoco, Inc.                                        1,336,431
                                                             -----------
                                                              10,199,729
                                                             -----------
           FINANCIALS--35.9%
  23,067   Allstate (The) Corp.                                1,303,055
  64,644   Bank of America Corp.                               3,227,027
  36,444   Bank of New York (The) Co., Inc.                    1,281,007
  26,324   Chubb (The) Corp.                                   1,356,739
  62,669   Citigroup, Inc.                                     3,130,316
  38,240   Genworth Financial, Inc.                            1,269,568
  14,875   Hartford Financial Services Group (The), Inc.       1,367,459
  13,189   Loews Corp.                                         1,400,012
  34,101   Mellon Financial Corp.                              1,283,221
  38,319   Merrill Lynch & Co., Inc.                           2,922,207
  24,545   MetLife, Inc.                                       1,278,795
  17,774   PNC Financial Services Group, Inc.                  1,270,308
  25,863   Principal Financial Group, Inc.                     1,327,031
  11,589   Progressive (The) Corp.                             1,257,754
  16,420   Prudential Financial, Inc.                          1,282,895
  29,576   St. Paul Travelers (The) Cos., Inc.                 1,302,231
  51,590   Wachovia Corp.                                      3,087,662
  45,549   Wells Fargo & Co.                                   3,128,760
                                                             -----------
                                                              32,476,047
                                                             -----------
           HEALTH CARE--7.5%
  10,140   CIGNA Corp.                                         1,084,980
  82,827   Merck & Co., Inc.                                   2,850,905
  112,200  Pfizer, Inc.                                        2,842,026
                                                             -----------
                                                               6,777,911
                                                             -----------
           INDUSTRIALS--12.9%
  39,822   3M Co.                                              3,401,992
  20,738   General Dynamics Corp.                              1,360,828
  88,181   General Electric Co.                                3,050,181
  29,786   Ingersoll-Rand Co. Ltd., Class A(Bermuda)           1,303,138
  17,104   Lockheed Martin Corp.                               1,298,194
  19,252   Northrop Grumman Corp.                              1,287,959
                                                             -----------
                                                              11,702,292
                                                             -----------
           INFORMATION TECHNOLOGY--7.9%
  90,605   Hewlett-Packard Co.                                 2,941,944
  36,570   International Business Machines Corp.               3,011,174
  83,575   Xerox Corp.*                                        1,173,393
                                                             -----------
                                                               7,126,511
                                                             -----------
           MATERIALS--3.1%
  29,036   Dow Chemical (The) Co.                              1,179,152
  14,560   Nucor Corp.                                         1,584,419
   2,559   Tronox, Inc., Class B*                                 44,271
                                                             -----------
                                                               2,807,842
                                                             -----------
           TELECOMMUNICATION SERVICES--4.6%
  39,514   BellSouth Corp.                                     1,334,783
  86,465   Verizon Communications, Inc.                        2,855,939
                                                             -----------
                                                               4,190,722
                                                             -----------
           UTILITIES--5.4%
  34,636   American Electric Power Co., Inc.                   1,158,921
  27,951   Edison International                                1,129,500
  25,164   FirstEnergy Corp.                                   1,276,066
  33,324   PG&E Corp.                                          1,327,628
                                                             -----------
                                                               4,892,115
                                                             -----------
           TOTAL COMMON STOCKS
           (Cost $85,763,477)                                 90,435,269
                                                             -----------
           MONEY MARKET FUND--0.0%
   3,781   AIM Liquid Asset Portfolio Private Class
           (Cost $3,781)                                           3,781
                                                             -----------
           TOTAL INVESTMENTS
           (Cost $85,767,258)--99.9%                          90,439,050
           Other assets less liabilities--0.1%                    92,924
                                                             -----------
           NET ASSETS--100.0%                                $90,531,974
                                                             ===========

*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                TOTAL
                                                  VALUE       NET ASSETS
                                              ------------    ----------
United States                                 $89,135,912        98.5%
Bermuda                                         1,303,138         1.4
                                              ------------      -----
Total value of investments                     90,439,050        99.9
Other assets less liabilities                      92,924         0.1
                                              ------------      -----
Net Assets                                    $90,531,974       100.0%
                                              ============      =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           COMMON STOCKS--99.3%

           CONSUMER DISCRETIONARY--19.1%
   8,484   Abercrombie & Fitch Co., Class A                 $    515,233
  55,148   Apollo Group, Inc., Class A*                        3,013,287
  15,382   Education Management Corp.*                           653,120
  14,617   Guess ?, Inc.*                                        579,272
  29,252   Harman International Industries, Inc.               2,573,883
 129,288   Hilton Hotels Corp.                                 3,483,019
 110,644   IAC/InterActiveCorp.*                               3,194,292
  24,680   Interactive Data Corp.*                               549,624
  88,156   International Game Technology                       3,343,757
   8,751   ITT Educational Services, Inc.*                       556,126
  16,999   Penn National Gaming, Inc.*                           692,199
  20,092   Ross Stores, Inc.                                     615,619
                                                            ------------
                                                              19,769,431
                                                            ------------
           ENERGY--1.3%
  13,570   Grant Prideco, Inc.*                                  694,784
  17,724   Pride International, Inc.*                            618,390
                                                            ------------
                                                               1,313,174
                                                            ------------
           FINANCIALS--9.0%
  18,096   Brown & Brown, Inc.                                   565,138
   8,133   CB Richard Ellis Group, Inc., Class A*                714,809
 128,866   E*Trade Financial Corp.*                            3,206,186
  12,378   Investment Technology Group, Inc.*                    655,910
   7,907   Jones Lang LaSalle, Inc.                              670,197
  13,453   SEI Investments Co.                                   577,672
 157,353   TD Ameritrade Holding Corp.*                        2,920,472
                                                            ------------
                                                               9,310,384
                                                            ------------
           HEALTH CARE--13.2%
  47,079   Barr Pharmaceuticals, Inc.*                         2,850,633
  53,221   Coventry Health Care, Inc.*                         2,643,487
  15,190   Dade Behring Holdings, Inc.                           592,410
  18,285   Endo Pharmaceuticals Holdings, Inc.*                  575,063
   7,207   IDEXX Laboratories, Inc.*                             599,694
  14,860   Kinetic Concepts, Inc.*                               648,788
  13,554   Kos Pharmaceuticals, Inc.*                            656,014
  16,218   Pharmaceutical Product Development, Inc.              581,740
  12,955   Sierra Health Services, Inc.*                         507,966
   9,438   Techne Corp.*                                         534,757
  52,846   Varian Medical Systems, Inc.*                       2,768,073
  20,230   VCA Antech, Inc.*                                     628,951
                                                            ------------
                                                              13,587,576
                                                            ------------
           INDUSTRIALS--20.0%
  71,343   C.H. Robinson Worldwide, Inc.                       3,164,062
   5,766   Corporate Executive Board Co.                         617,712
  40,804   Expeditors International of Washington, Inc.        3,493,230
  36,812   Fluor Corp.                                         3,420,203
  17,843   Herman Miller, Inc.                                   549,386
  11,751   IDEX Corp.                                            596,951
  12,598   Landstar System, Inc.                                 535,289
  17,542   Lennox International, Inc.                            572,395
  11,626   Monster Worldwide, Inc.*                              667,332
  12,051   MSC Industrial Direct Co., Inc., Class A              624,965
  10,010   Oshkosh Truck Corp.                                   612,612
  10,210   Precision Castparts Corp.                             643,026
  15,386   Robert Half International, Inc.                       650,366
  45,411   Rockwell Automation, Inc.                           3,290,481
  11,564   Thomas & Betts Corp.*                                 658,570
  13,168   West Corp.*                                           609,942
                                                            ------------
                                                              20,706,522
                                                            ------------
           INFORMATION TECHNOLOGY--21.8%
  10,166   Anteon International Corp.*                           555,572
  85,805   Autodesk, Inc.*                                     3,607,242
  33,793   AVX Corp.                                             601,515
  21,635   Ceridian Corp.*                                       524,216
  17,957   Citrix Systems, Inc.*                                 716,843
  12,887   Fair Isaac Corp.                                      478,237
  11,102   Global Payments, Inc.                                 526,568
  16,999   Hyperion Solutions Corp.*                             520,509
  12,567   Iron Mountain, Inc.*                                  491,370
  12,926   Lam Research Corp.*                                   631,823
  85,225   Linear Technology Corp.                             3,025,488
  59,615   LSI Logic Corp.*                                      634,900
  17,187   MEMC Electronic Materials, Inc.*                      697,792
  20,193   MoneyGram International, Inc.                         684,543
 117,400   National Semiconductor Corp.                        3,519,652
 138,093   NVIDIACorp.*                                        4,035,078
  21,169   Red Hat, Inc.*                                        622,157
  38,006   Tellabs, Inc.*                                        602,395
                                                            ------------
                                                              22,475,900
                                                            ------------
           MATERIALS--7.7%
  10,618   Allegheny Technologies, Inc.*                         736,252
  86,393   Ecolab, Inc.                                        3,265,655
  61,076   Freeport-McMoRan Copper & Gold, Inc., Class B       3,944,289
                                                            ------------
                                                               7,946,196
                                                            ------------
           TELECOMMUNICATION SERVICES--3.7%
 112,259   Nextel Partners, Inc., Class A*                     3,181,420
  10,375   US Cellular Corp.*                                    647,400
                                                            ------------
                                                               3,828,820
                                                            ------------
           UTILITIES--3.5%
 181,227   AES (The) Corp.*                                    3,075,422
  15,856   Allegheny Energy, Inc.*                               564,949
                                                            ------------
                                                               3,640,371
                                                            ------------
           TOTAL COMMON STOCKS
           (Cost $98,284,791)                                102,578,374
                                                            ------------

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           MONEY MARKET FUND--0.7%
 751,251   AIM Liquid Asset Portfolio Private Class
            (Cost $751,251)                                 $    751,251
                                                            ------------
           TOTAL INVESTMENTS
           (Cost $99,036,042)--100.0%                        103,329,625
           Liabilities in excess of other assets--(0.0%)          (4,977)
                                                            ------------
           NET ASSETS--100.0%                               $103,324,648
                                                            ============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           COMMON STOCKS--99.4%

           CONSUMER DISCRETIONARY--7.1%
  25,799   Centex Corp.                                      $ 1,434,424
   7,304   Genuine Parts Co.                                     318,820
  15,994   Hasbro, Inc.                                          315,242
  30,160   Lennar Corp., Class A                               1,656,689
   3,608   Whirlpool Corp.                                       323,818
                                                             -----------
                                                               4,048,993
                                                             -----------
           CONSUMER STAPLES--10.9%
  71,923   Albertson's, Inc.                                   1,821,810
  59,279   Campbell Soup Co.                                   1,905,227
  47,793   Estee Lauder Cos. (The), Inc., Class A              1,774,076
   9,391   Hormel Foods Corp.                                    315,162
  11,123   Pepsi Bottling Group, Inc.                            357,048
                                                             -----------
                                                               6,173,323
                                                             -----------
           ENERGY--0.7%
   6,889   Maverick Tube Corp.*                                  374,899
                                                             -----------
           FINANCIALS--43.4%
   7,136   A.G. Edwards, Inc.                                    377,066
  24,291   AMBAC Financial Group, Inc.                         2,000,606
   8,090   American Financial Group, Inc.                        358,225
   5,311   AmerUs Group Co.                                      311,490
  46,581   AON Corp.                                           1,952,209
   5,810   Arch Capital Group Ltd. (Bermuda)*                    352,958
   7,263   Assurant, Inc.                                        349,859
   6,056   Bank of Hawaii Corp.                                  328,901
  41,286   Cincinnati Financial Corp.                          1,760,435
   4,272   City National Corp.                                   311,685
  58,785   CNA Financial Corp.*                                1,889,350
  13,097   Colonial BancGroup (The), Inc.                        339,605
  31,987   Comerica, Inc.                                      1,819,101
   6,260   Commerce Bancshares, Inc.                             327,085
  13,509   Conseco, Inc.*                                        341,102
   5,969   Cullen/Frost Bankers, Inc.                            345,486
   8,187   Federated Investors, Inc., Class B                    287,364
   7,977   Independence Community Bank Corp.                     335,034
  31,987   Lincoln National Corp.                              1,857,805
  16,236   M&T Bank Corp.                                      1,938,578
   7,517   Nationwide Financial Services, Inc., Class A          329,846
  10,492   Ohio Casualty Corp.                                   311,088
  15,298   Old Republic International Corp.                      340,381
   7,553   PMI Group (The), Inc.                                 348,571
   6,747   Protective Life Corp.                                 340,049
   5,757   Radian Group, Inc.                                    361,079
  10,590   Raymond James Financial, Inc.                         321,407
   6,882   Reinsurance Group of America, Inc.                    331,024
   6,321   SAFECO Corp.                                          328,060
   6,076   Stancorp Financial Group, Inc.                        299,790
  12,740   TCF Financial Corp.                                   342,196
   5,978   Torchmark Corp.                                       359,338
  26,233   UnionBanCal Corp.                                   1,838,671
   6,782   Unitrin, Inc.                                         331,301
   7,534   Wilmington Trust Corp.                                333,756
   8,484   W.R. Berkley Corp.                                    317,471
   6,348   Zenith National Insurance Corp.                       280,074
                                                             -----------
                                                              24,698,046
                                                             -----------
           HEALTH CARE--0.5%
  16,895   King Pharmaceuticals, Inc.*                           293,804
                                                             -----------
           INDUSTRIALS--11.2%
   4,293   Alliant Techsystems, Inc.*                            343,397
  11,743   ARAMARK Corp., Class B                                330,096
   6,572   Con-way, Inc.                                         366,192
  22,021   Cooper Industries Ltd., Class A(Bermuda)            2,013,820
   8,380   Crane Co.                                             354,055
   3,062   Cummins, Inc.                                         319,979
   6,057   Manpower, Inc.                                        394,614
  26,571   Paccar, Inc.                                        1,911,252
   5,097   Teleflex, Inc.                                        332,528
                                                             -----------
                                                               6,365,933
                                                             -----------
           INFORMATION TECHNOLOGY--9.2%
   9,282   Arrow Electronics, Inc.*                              336,008
  34,425   Computer Sciences Corp.*                            2,015,584
  69,084   Freescale Semiconductor, Inc., Class B*             2,187,891
   8,361   NCR Corp.*                                            329,423
  15,486   Sybase, Inc.*                                         337,130
                                                             -----------
                                                               5,206,036
                                                             -----------
           MATERIALS--5.6%
   6,938   Commercial Metals Co.                                 377,427
   5,226   FMC Corp.                                             332,165
  13,971   Pactiv Corp.*                                         340,054
  35,641   Rohm & Haas Co.                                     1,803,434
  10,096   Sonoco Products Co.                                   316,207
                                                             -----------
                                                               3,169,287
                                                             -----------
           UTILITIES--10.8%
  10,012   Alliant Energy Corp.                                  319,984
  31,445   Constellation Energy Group, Inc.                    1,726,959
  13,695   Pepco Holdings, Inc.                                  316,081
  59,145   PPL Corp.                                           1,717,571
  37,889   Sempra Energy                                       1,743,652
  14,581   UGI Corp.                                             326,614
                                                             -----------
                                                               6,150,861
                                                             -----------
           TOTAL COMMON STOCKS
           (Cost $54,215,004)                                 56,481,182
                                                             -----------

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                    -----------
           MONEY MARKET FUND--0.6%
 320,544   AIM Liquid Asset Portfolio Private Class
           (Cost $320,544)                                   $   320,544
                                                             -----------
           TOTAL INVESTMENTS
           (Cost $54,535,548)--100.0%                         56,801,726
           Other assets less liabilities--0.0%                    13,349
                                                             -----------
           NET ASSETS--100.0%                                $56,815,075
                                                             ===========

*  Non-income producing security.

COUNTRY BREAKDOWN(UNAUDITED)
APRIL 30, 2006

                                                                TOTAL
                                                  VALUE       NET ASSETS
                                              -----------     ----------
United States                                 $54,434,948        95.8%
Bermuda                                         2,366,778         4.2
                                              -----------       -----
Total value of investments                     56,801,726       100.0
Other assets less liabilities                      13,349         0.0
                                              -----------       -----
Net Assets                                    $56,815,075       100.0%
                                              ===========       =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
           COMMON STOCKS--100.0%

           CONSUMER DISCRETIONARY--8.3%
  15,505   Blue Nile, Inc.*                                 $    539,574
  31,865   Champion Enterprises, Inc.*                           486,260
  13,022   Conn's, Inc.*                                         444,962
  22,130   Dress Barn (The), Inc.*                               559,668
  15,711   Hibbett Sporting Goods, Inc.*                         476,200
  73,522   Phillips-Van Heusen Corp.                           2,955,584
  13,660   Select Comfort Corp.*                                 545,854
  45,981   Six Flags, Inc.*                                      423,485
  85,319   Sonic Corp.*                                        2,893,167
   5,017   Strayer Education, Inc.                               521,718
                                                            ------------
                                                               9,846,472
                                                            ------------
           ENERGY--8.4%
 375,689   Grey Wolf, Inc.*                                    2,930,374
   9,237   Lufkin Industries, Inc.                               591,722
  46,741   Oceaneering International, Inc.*                    2,852,603
  51,952   Parker Drilling Co.*                                  436,397
  65,074   Veritas DGC, Inc.*                                  3,118,347
                                                            ------------
                                                               9,929,443
                                                            ------------
           FINANCIALS--10.7%
  26,518   Asset Acceptance Capital Corp.*                       553,961
  46,493   GFI Group, Inc.*                                    2,644,522
  41,443   Greenhill & Co., Inc.                               2,939,138
  87,702   optionsXpress Holdings, Inc.                        2,762,613
  52,737   SVB Financial Group*                                2,677,457
  23,425   Texas Capital Bancshares, Inc.*                       540,181
  14,793   Western Alliance Bancorp*                             537,873
                                                            ------------
                                                              12,655,745
                                                            ------------
           HEALTH CARE--16.1%
  85,428   Alpharma, Inc., Class A                             2,242,485
  24,525   AMN Healthcare Services, Inc.*                        471,371
   9,494   Biosite, Inc.*                                        535,462
   8,877   Chemed Corp.                                          483,708
  16,700   DJ Orthopedics, Inc.*                                 663,992
  34,792   eResearch Technology, Inc.*                           394,193
  26,404   First Horizon Pharmaceutical Corp.*                   588,017
   9,370   Haemonetics Corp.*                                    510,665
 186,419   Medarex, Inc.*                                      2,238,892
  92,097   Medicis Pharmaceutical Corp., Class A               3,028,149
  69,022   Myogen, Inc.*                                       2,281,867
  18,843   Per-Se Technologies, Inc.*                            526,662
  11,159   Schick Technologies, Inc.*                            429,510
  77,912   Sunrise Senior Living, Inc.*                        2,898,326
  28,221   TriZetto Group (The), Inc.*                           443,634
  11,796   USANA Health Sciences, Inc.*                          431,616
  19,002   Ventiv Health, Inc.*                                  570,820
  24,465   ViroPharma, Inc.*                                     274,987
                                                            ------------
                                                              19,014,356
                                                            ------------
           INDUSTRIALS--21.5%
  49,609   Actuant Corp., Class A                              3,172,496
  10,336   Administaff, Inc.                                     596,904
 151,753   AirTran Holdings, Inc.*                             2,121,507
  19,060   American Reprographics Co.*                           676,058
  46,815   Ceradyne, Inc.*                                     2,481,195
  11,671   EMCOR Group, Inc.*                                    584,134
  13,820   Forward Air Corp.                                     555,149
  17,675   FTI Consulting, Inc.*                                 507,980
  11,464   Hub Group, Inc.*                                      563,685
  14,714   Kaydon Corp.                                          631,819
  45,467   Kirby Corp.*                                        3,350,917
 129,306   Knight Transportation, Inc.                         2,525,346
  20,144   Labor Ready, Inc.*                                    532,406
 177,710   MPS Group, Inc.*                                    2,836,252
  17,744   PRA International*                                    412,725
  38,974   TeleTech Holdings, Inc.*                              500,426
  25,108   Vicor Corp.                                           517,978
  80,753   WABTEC Corp.                                        2,949,907
                                                            ------------
                                                              25,516,884
                                                            ------------
           INFORMATION TECHNOLOGY--31.2%
  31,948   Advanced Energy Industries, Inc.*                     501,264
  10,250   ANSYS, Inc.*                                          578,613
  98,656   aQuantive, Inc.*                                    2,472,319
  27,563   Blackbaud, Inc.                                       579,099
  17,495   Blackboard, Inc.*                                     513,828
  17,288   Brightpoint, Inc.*                                    578,802
  63,608   Cirrus Logic, Inc.*                                   601,096
  16,246   Comtech Telecommunications Corp.*                     462,199
  59,630   Cymer, Inc.*                                        3,082,275
  15,243   Digital Insight Corp.*                                525,731
  13,199   Diodes, Inc.*                                         537,727
  18,908   FileNET Corp.*                                        526,021
 176,562   Finisar Corp.*                                        829,841
  84,091   Homestore, Inc.*                                      516,319
  30,989   Informatica Corp.*                                    476,301
  13,471   Intergraph Corp.*                                     592,993
  11,729   iPayment, Inc.*                                       507,279
  11,641   j2 Global Communications, Inc.*                       571,457
 123,965   Jack Henry & Associates, Inc.                       2,783,014
  17,360   Mantech International Corp.*                          573,401
  36,535   Micrel, Inc.*                                         469,109
   9,856   Multi-Fineline Electronix, Inc.*                      574,408
  15,706   Net 1 UEPS Technologies, Inc.*                        492,540
 105,065   Netflix, Inc.*                                      3,114,126
  14,863   Plexus Corp.*                                         647,432
  19,556   PortalPlayer, Inc.*                                   216,094
  19,973   Power Integrations, Inc.*                             422,828
  26,848   Semtech Corp.*                                        503,400
  47,251   Silicon Image, Inc.*                                  481,960
  71,499   SiRF Technology Holdings, Inc.*                     2,441,691

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                   ------------
  15,505   SPSS, Inc.*                                      $    540,504
  15,989   Transaction Systems Architects, Inc.*                 638,601
  96,610   Trident Microsystems, Inc.*                         2,569,826
 103,060   VeriFone Holdings, Inc.*                            3,190,737
  88,159   Websense, Inc.*                                     2,191,633
  25,990   Zoran Corp.*                                          713,166
                                                            ------------
                                                              37,017,634
                                                            ------------
           TELECOMMUNICATION SERVICES--2.9%
 126,817   Syniverse Holdings, Inc.*                           2,245,929
  39,438   Time Warner Telecom, Inc., Class A*                   661,375
  51,149   UbiquiTel, Inc.*                                      529,904
                                                            ------------
                                                               3,437,208
                                                            ------------
           UTILITIES--0.9%
 130,221   Aquila, Inc.*                                         563,857
  13,706   Ormat Technologies, Inc.                              468,882
                                                            ------------
                                                               1,032,739
                                                            ------------
           TOTAL COMMON STOCKS (Cost $112,427,474)           118,450,481
                                                            ------------
           MONEY MARKET FUND--0.0%
  20,442   AIM Liquid Asset Portfolio Private Class
           (Cost $20,442)                                         20,442
                                                            ------------
           TOTAL INVESTMENTS
           (Cost $112,447,916)--100.0%                       118,470,923
           Liabilities in excess of other assets--(0.0%)          (6,070)
                                                            ------------
           NET ASSETS--100.0%                               $118,464,853
                                                            ============

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                    -----------
           COMMON STOCKS--99.8%

           CONSUMER DISCRETIONARY--12.9%
  14,139   Asbury Automotive Group, Inc.*                    $   272,459
   8,927   Brown Shoe Co., Inc.                                  339,494
  59,498   Domino's Pizza, Inc.                                1,566,581
   7,371   Group 1 Automotive, Inc.*                             402,309
   5,754   IHOP Corp.                                            275,732
   6,843   Jack in the Box, Inc.*                                286,037
   9,682   K-Swiss, Inc., Class A                                277,680
   6,186   Oxford Industries, Inc.                               270,328
  67,535   Payless ShoeSource, Inc.*                           1,551,279
   8,007   RC2 Corp.*                                            316,597
  10,648   Sonic Automotive, Inc.                                287,709
  53,910   Stewart Enterprises, Inc., Class A                    312,678
  12,394   Tenneco, Inc.*                                        298,076
  35,023   United Auto Group, Inc.                             1,481,473
   9,797   Valassis Communications, Inc.*                        286,758
  12,957   Wolverine World Wide, Inc.                            321,852
                                                             -----------
                                                               8,547,042
                                                             -----------
           CONSUMER STAPLES--5.8%
  12,008   Elizabeth Arden, Inc.*                                274,503
  63,669   Pilgrim's Pride Corp.                               1,663,671
   1,051   Seaboard Corp.                                      1,620,642
   6,600   Weis Markets, Inc.                                    273,966
                                                             -----------
                                                               3,832,782
                                                             -----------
           ENERGY--0.9%
   4,273   Giant Industries, Inc.*                               307,143
   7,183   Swift Energy Co.*                                     304,272
                                                             -----------
                                                                 611,415
                                                             -----------
           FINANCIALS--33.9%
  17,056   21st Century Insurance Group                          273,919
   8,109   Advanta Corp., Class B                                309,439
   4,098   Alabama National BanCorp.                             282,270
  16,615   Alfa Corp.                                            279,797
   9,342   Amcore Financial, Inc.                                276,897
   7,853   Argonaut Group, Inc.*                                 274,070
   6,624   BancFirst Corp.                                       288,144
  42,891   Cathay General Bancorp                              1,641,010
   9,722   Chittenden Corp.                                      267,938
   7,571   City Holding Co.                                      273,919
  17,068   CNA Surety Corp.*                                     307,053
  28,249   Commerce Group, Inc.                                1,638,724
  12,869   Community Bank System, Inc.                           264,201
  29,212   Delphi Financial Group, Inc., Class A               1,530,417
  24,117   Downey Financial Corp.                              1,731,118
   8,349   FBL Financial Group, Inc., Class A                    280,944
   7,664   First Financial Bankshares, Inc.                      284,871
   6,302   Hancock Holding Co.                                   313,525
  15,777   Hanmi Financial Corp.                                 307,336
  10,186   Harleysville Group, Inc.                              305,580
  14,778   Horace Mann Educators Corp.                           257,285
  10,279   Independent Bank Corp.                                280,617
   7,213   Infinity Property & Casualty Corp.                    323,431
   4,602   LandAmerica Financial Group, Inc.                     319,287
   6,077   Navigators Group, Inc.*                               287,503
  19,312   Phoenix (The) Cos., Inc.                              293,349
   5,706   Piper Jaffray Cos., Inc.*                             398,849
  30,911   ProAssurance Corp.*                                 1,557,296
  15,037   Provident Financial Services, Inc.                    274,425
   5,319   RLI Corp.                                             263,822
   6,803   Safety Insurance Group, Inc.                          314,911
  27,840   Selective Insurance Group, Inc.                     1,549,574
  45,416   State Auto Financial Corp.                          1,597,281
   9,869   Sterling Financial Corp.                              317,288
  10,521   Umpqua Holdings Corp.                                 277,754
  40,881   United Bankshares, Inc.                             1,491,339
  66,454   Waddell & Reed Financial, Inc.                      1,562,998
                                                             -----------
                                                              22,498,181
                                                             -----------
           HEALTH CARE--0.5%
   7,369   Magellan Health Services, Inc.*                       299,550
                                                             -----------
           INDUSTRIALS--17.6%
  38,493   Acuity Brands, Inc.                                 1,588,991
   6,574   Arkansas Best Corp.                                   282,156
   5,714   Banta Corp.                                           289,014
   5,476   Cascade Corp.                                         227,254
  45,176   CLARCOR, Inc.                                       1,581,160
   8,153   Heidrick & Struggles International, Inc.*             294,812
 118,082   IKON Office Solutions, Inc.                         1,558,682
   8,756   Mueller Industries, Inc.                              331,677
  32,836   Nordson Corp.                                       1,755,085
   8,973   Pacer International, Inc.                             307,684
  33,627   Toro (The) Co.                                      1,662,856
   4,621   Universal Forest Products, Inc.                       345,512
  26,041   Washington Group International, Inc.*               1,448,140
                                                             -----------
                                                              11,673,023
                                                             -----------
           INFORMATION TECHNOLOGY--15.2%
  31,293   Amkor Technology, Inc.*                               378,332
 108,103   BISYS Group (The), Inc.*                            1,723,162
  18,697   Covansys Corp.*                                       325,328
  12,776   CSG Systems International, Inc.*                      322,977
 142,664   EarthLink, Inc.*                                    1,296,816
  34,628   Imation Corp.                                       1,454,376
  24,518   infoUSA, Inc.*                                        273,866
   7,277   MTS Systems Corp.                                     325,646
   9,719   Park Electrochemical Corp.                            300,997
 101,459   Perot Systems Corp., Class A*                       1,530,002
  53,098   Reynolds & Reynolds (The) Co., Class A              1,579,135
   5,380   Rofin-Sinar Technologies, Inc.*                       301,872
  22,998   United Online, Inc.                                   296,444
                                                             -----------
                                                              10,108,953
                                                             -----------

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                       VALUE
---------                                                    -----------
           MATERIALS--11.3%
  11,947   A. Schulman, Inc.                                 $   286,011
  26,173   Greif, Inc., Class A                                1,695,486
   6,982   H.B. Fuller Co.                                       365,159
  72,512   Olin Corp.                                          1,490,122
  32,113   PolyOne Corp.*                                        285,163
  37,247   Quanex Corp.                                        1,592,682
   7,049   Silgan Holdings, Inc.                                 273,713
  76,562   Worthington Industries                              1,512,100
                                                             -----------
                                                               7,500,436
                                                             -----------
           TELECOMMUNICATION SERVICES--0.4%
   8,180   Commonwealth Telephone Enterprises, Inc.              271,412
                                                             -----------
           UTILITIES--1.3%
  12,822   Cleco Corp.                                           288,495
   8,672   NorthWestern Corp.                                    304,647
   9,450   Otter Tail Corp.                                      282,083
                                                             -----------
                                                                 875,225
                                                             -----------
           TOTAL COMMON STOCKS
           (Cost $62,203,638)                                 66,218,019
                                                             -----------

           MONEY MARKET FUND--0.2%
 145,937   AIM Liquid Asset Portfolio Private Class
           (Cost $145,937)                                       145,937
                                                             -----------
           TOTAL INVESTMENTS
           (Cost $62,349,575)--100.0%                         66,363,956
           Liabilities in excess of other assets--(0.0%)         (24,560)
                                                             -----------
           NET ASSETS--100.0%                                $66,339,396
                                                             ===========

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2006

                                                                     POWERSHARES     POWERSHARES     POWERSHARES    POWERSHARES
                                                                       DYNAMIC         DYNAMIC         DYNAMIC        DYNAMIC
                                                                      LARGE CAP       LARGE CAP        MID CAP        MID CAP
                                                                       GROWTH           VALUE          GROWTH          VALUE
                                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                                     ------------    -----------    ------------    -----------
ASSETS:
   Investments at value                                              $148,668,129    $90,439,050    $103,329,625    $56,801,726
   Cash                                                                   152,780         27,341              --          8,914
   Receivables:
      Investments sold                                                         --             --         169,925             --
      Capital stock sold                                                       --             --       1,881,450             --
      Dividends                                                            41,092        142,824          33,876         59,865
      Due from Advisor                                                     30,820         26,503          26,195         23,550
                                                                     ------------    -----------    ------------    -----------
      TOTAL ASSETS                                                    148,892,821     90,635,718     105,441,071     56,894,055
                                                                     ------------    -----------    ------------    -----------

LIABILITIES:
   Due to custodian                                                            --             --         139,146             --
   Payables:
      Investments purchased                                                    --             --       1,868,115             --
      Capital stock purchased                                                  --             --              --             --
   Accrued advisory fees                                                   61,297         36,673          41,547         22,691
   Accrued expenses                                                        81,863         67,071          67,615         56,289
                                                                     ------------    -----------    ------------    -----------
      TOTAL LIABILITIES                                                   143,160        103,744       2,116,423         78,980
                                                                     ------------    -----------    ------------    -----------
NET ASSETS                                                           $148,749,661    $90,531,974    $103,324,648    $56,815,075
                                                                     ============    ===========    ============    ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                   $147,323,695    $85,996,707    $ 99,329,910    $55,219,915
   Undistributed net investment income (loss)/distributions
      in excess of net investment income                                       --        117,050         711,633         44,433
   Accumulated net realized loss on investments                        (2,679,477)      (253,575)     (1,010,478)      (715,451)
   Net unrealized appreciation on investments                           4,105,443      4,671,792       4,293,583      2,266,178
                                                                     ------------    -----------    ------------    -----------
NET ASSETS                                                           $148,749,661    $90,531,974    $103,324,648    $56,815,075
                                                                     ============    ===========    ============    ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                                  9,100,000      5,200,000       5,500,000      3,300,000
   Net asset value                                                   $      16.35    $     17.41    $      18.79    $     17.22
                                                                     ============    ===========    ============    ===========

   Investments at cost                                                144,562,686     85,767,258      99,036,042     54,535,548
                                                                     ============    ===========    ============    ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                   POWERSHARES        POWERSHARES
                                                                     DYNAMIC            DYNAMIC
                                                                    SMALL CAP          SMALL CAP
                                                                     GROWTH              VALUE
                                                                    PORTFOLIO          PORTFOLIO
                                                                   -------------      ------------
ASSETS:
   Investments at value                                             $118,470,923       $66,363,956
   Cash                                                                   16,487             2,077
   Receivables:
      Investments sold                                                    65,441                --
      Capital stock sold                                                      --                --
      Dividends                                                            1,335            31,522
      Due from Advisor                                                    26,546            27,446
                                                                    ------------       -----------
      TOTAL ASSETS                                                   118,580,732        66,425,001
                                                                    ------------       -----------

LIABILITIES:
   Due to custodian                                                           --                --
   Payables:
      Investments purchased                                                   --                --
      Capital stock purchased                                                 --                --
   Accrued advisory fees                                                  48,550            25,554
   Accrued expenses                                                       67,329            60,051
                                                                    ------------       -----------
      TOTAL LIABILITIES                                                  115,879            85,605
                                                                    ------------       -----------
NET ASSETS                                                          $118,464,853       $66,339,396
                                                                    ============       ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                  $115,115,748       $64,121,047
   Undistributed net investment income (loss)/distributions
      in excess of net investment income                                      --            45,098
   Accumulated net realized loss on investments                       (2,673,902)       (1,841,130)
   Net unrealized appreciation on investments                          6,023,007         4,014,381
                                                                    ------------       -----------
NET ASSETS                                                          $118,464,853       $66,339,396
                                                                    ============       ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                                 6,400,000         3,900,000
   Net asset value                                                  $      18.51       $     17.01
                                                                    ============       ===========

   Investments at cost                                               112,447,916        62,349,575
                                                                    ============       ===========

STATEMENTS OF OPERATIONS

YEAR ENDED APRIL 30, 2006

                                                               POWERSHARES     POWERSHARES    POWERSHARES    POWERSHARES
                                                                 DYNAMIC         DYNAMIC        DYNAMIC        DYNAMIC
                                                                LARGE CAP       LARGE CAP       MID CAP        MID CAP
                                                                 GROWTH           VALUE         GROWTH          VALUE
                                                                PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                              -------------   ------------   -------------   -----------
INVESTMENT INCOME:
   Dividends                                                   $   410,705     $  969,718     $ 1,008,769     $  525,363
   Foreign withholding taxes                                            --             --             (23)            --
                                                               -----------     ----------     -----------     ----------
      TOTAL INCOME                                                 410,705        969,718       1,008,746        525,363
                                                               -----------     ----------     -----------     ----------

EXPENSES:
   Advisory fees                                                   338,596        201,490         228,568        131,577
   Administration fees                                              41,779         40,869          40,589         40,452
   Accounting                                                       37,670         37,066          36,878         36,788
   Printing                                                         24,482         17,482          15,782         12,682
   Licensing                                                        20,316         12,090          13,714          7,895
   Audit                                                            18,569         18,569          18,569         18,569
   Registration & filings                                           14,324          9,877           9,016          4,854
   Listing fee and expenses                                         14,237         14,060          14,123         13,982
   Offering costs                                                    8,578          8,886           8,567          8,909
   Custodian and transfer agent fees                                 7,565          4,621           8,907          7,846
   Legal                                                             3,471          2,271           2,171          1,471
   Trustees                                                          2,099          1,241           1,405            792
   Other expenses                                                   11,318         10,554          11,379         11,495
                                                               -----------     ----------     -----------     ----------
      TOTAL EXPENSES                                               543,004        379,076         409,668        297,312
   Less fees waived:
      Advisory                                                    (107,262)      (115,781)       (112,555)      (122,082)
                                                               -----------     ----------     -----------     ----------
      NET EXPENSES                                                 435,742        263,295         297,113        175,230
                                                               -----------     ----------     -----------     ----------
      NET INVESTMENT INCOME (LOSS)                                 (25,037)       706,423         711,633        350,133
                                                               -----------     ----------     -----------     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                               (2,725,539)      (253,575)     (1,026,526)      (715,542)
      In-kind redemptions                                        4,237,947      2,071,099       5,879,112      2,010,129
                                                               -----------     ----------     -----------     ----------
   Net realized gain                                             1,512,408      1,817,524       4,852,586      1,294,587
   Net change in unrealized appreciation/depreciation
      on investments                                             4,485,766      4,964,860       4,866,054      2,697,692
                                                               -----------     ----------     -----------     ----------
   Net realized and unrealized gain on investments               5,998,174      6,782,384       9,718,640      3,992,279
                                                               -----------     ----------     -----------     ----------
   Net increase in net assets resulting from operations        $ 5,973,137     $7,488,807     $10,430,273     $4,342,412
                                                               ===========     ==========     ===========     ==========

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             POWERSHARES           POWERSHARES
                                                               DYNAMIC               DYNAMIC
                                                              SMALL CAP             SMALL CAP
                                                               GROWTH                 VALUE
                                                              PORTFOLIO             PORTFOLIO
                                                            -------------         -------------
INVESTMENT INCOME:
   Dividends                                                 $   597,717           $   438,861
   Foreign withholding taxes                                          --                (1,058)
                                                             -----------           -----------
      TOTAL INCOME                                               597,717               437,803
                                                             -----------           -----------

EXPENSES:
   Advisory fees                                                 230,144               158,136
   Administration fees                                            40,437                40,609
   Accounting                                                     36,777                36,891
   Printing                                                       13,482                16,482
   Licensing                                                      13,809                 9,488
   Audit                                                          18,569                18,569
   Registration & filings                                         12,260                 6,041
   Listing fee and expenses                                       14,156                13,948
   Offering costs                                                  8,870                 8,840
   Custodian and transfer agent fees                              11,033                10,246
   Legal                                                           1,571                 1,971
   Trustees                                                        1,576                   808
   Other expenses                                                 11,817                11,539
                                                             -----------           -----------
      TOTAL EXPENSES                                             414,501               333,568
   Less fees waived:
      Advisory                                                  (115,109)             (124,935)
                                                             -----------           -----------
      NET EXPENSES                                               299,392               208,633
                                                             -----------           -----------
      NET INVESTMENT INCOME (LOSS)                               298,325               229,170
                                                             -----------           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                             (3,129,904)           (1,849,161)
      In-kind redemptions                                      7,463,858             2,772,862
                                                             -----------           -----------
   Net realized gain                                           4,333,954               923,701
   Net change in unrealized appreciation/depreciation
      on investments                                           6,844,625             4,894,679
                                                             -----------           -----------
   Net realized and unrealized gain on investments            11,178,579             5,818,380
                                                             -----------           -----------
   Net increase in net assets resulting from operations      $11,476,904           $ 6,047,550
                                                             ===========           ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          POWERSHARES                       POWERSHARES
                                                                       DYNAMIC LARGE CAP                 DYNAMIC LARGE CAP
                                                                            GROWTH                             VALUE
                                                                           PORTFOLIO                         PORTFOLIO
                                                                 -------------------------------   -------------------------------
                                                                                  FOR THE PERIOD                    FOR THE PERIOD
                                                                  FOR THE YEAR    MARCH 3, 2005*    FOR THE YEAR    MARCH 3, 2005*
                                                                     ENDED           THROUGH           ENDED           THROUGH
                                                                 APRIL 30, 2006   APRIL 30, 2005   APRIL 30, 2006  APRIL 30, 2005
                                                                 --------------   --------------   --------------  ---------------
OPERATIONS:
   Net investment income (loss)                                  $     (25,037)     $    1,784      $    706,423     $    33,128
   Net realized gain (loss) on investments                           1,512,408           8,604         1,817,524              --
   Net change in unrealized appreciation/depreciation
      on investments                                                 4,485,766        (380,323)        4,964,860        (293,068)
                                                                 -------------      ----------      ------------     -----------
      Net increase (decrease) in net assets resulting
         from operations                                             5,973,137        (369,935)        7,488,807        (259,940)
                                                                 -------------      ----------      ------------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                               (12,532)             --          (613,947)         (8,554)
                                                                 -------------      ----------      ------------     -----------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                       170,931,671       8,836,990        98,229,981      10,434,433
   Value of shares repurchased                                     (36,609,670)             --       (24,738,806)             --
                                                                 -------------      ----------      ------------     -----------
   Net increase in net assets resulting from share
      transactions                                                 134,322,001       8,836,990        73,491,175      10,434,433
                                                                 -------------      ----------      ------------     -----------
      INCREASE IN NET ASSETS                                       140,282,606       8,467,055        80,366,035      10,165,939

NET ASSETS:
   Beginning of period                                               8,467,055              --        10,165,939              --
                                                                 -------------      ----------      ------------     -----------
   End of period                                                 $ 148,749,661       $,467,055      $ 90,531,974     $10,165,939
                                                                 =============      ==========      ============     ===========
   Undistributed net investment income (loss)/(distributions
      in excess of net investment income) at end of period       $          --      $    1,784      $    117,050     $    24,574
                                                                 =============      ==========      ============     ===========

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                      10,800,000         600,000         6,000,000         700,000
   Shares repurchased                                               (2,300,000)             --        (1,500,000)             --
   Shares outstanding, beginning of period                             600,000              --           700,000              --
                                                                 -------------      ----------      ------------     -----------
   Shares outstanding, end of period                                 9,100,000         600,000         5,200,000         700,000
                                                                 =============      ==========      ============     ===========

* Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                        POWERSHARES                       POWERSHARES
                                                                      DYNAMIC MID CAP                   DYNAMIC MID CAP
                                                                          GROWTH                            VALUE
                                                                        PORTFOLIO                         PORTFOLIO
                                                             --------------------------------   -------------------------------
                                                                              FOR THE PERIOD                    FOR THE PERIOD
                                                              FOR THE YEAR    MARCH 3, 2005*     FOR THE YEAR    MARCH 3, 2005*
                                                                 ENDED            THROUGH            ENDED          THROUGH
                                                             APRIL 30, 2006   APRIL 30, 2005    APRIL 30, 2006  APRIL 30, 2005
                                                             --------------   ---------------   --------------  ---------------
OPERATIONS:
   Net investment income (loss)                               $    711,633      $   (2,756)       $    350,133    $   107,020
   Net realized gain (loss) on investments                       4,852,586              48           1,294,587           (959)
   Net change in unrealized appreciation/depreciation
    on investments                                               4,866,054        (572,471)          2,697,692       (431,514)
                                                              ------------      ----------        ------------    -----------
      Net increase (decrease) in net assets resulting
         from operations                                        10,430,273        (575,179)          4,342,412       (325,453)
                                                              ------------      ----------        ------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                --              --            (398,693)       (14,070)
                                                              ------------      ----------        ------------    -----------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                   147,620,675       8,924,219          60,676,498     10,465,342
   Value of shares repurchased                                 (63,075,340)             --         (17,930,961)            --
                                                              ------------      ----------        ------------    -----------
   Net increase in net assets resulting from share
      transactions                                              84,545,335       8,924,219          42,745,537     10,465,342
                                                              ------------      ----------        ------------    -----------
      INCREASE IN NET ASSETS                                    94,975,608       8,349,040          46,689,256     10,125,819

NET ASSETS:
   Beginning of period                                           8,349,040              --          10,125,819             --
                                                              ------------      ----------        ------------    -----------
   End of period                                              $103,324,648      $8,349,040        $ 56,815,075    $10,125,819
                                                              ============      ==========        ============    ===========
   Undistributed net investment income (loss)/(distributions
      in excess of net investment income) at end of period    $    711,633      $       --        $     44,433    $    92,950
                                                              ============      ==========        ============    ===========

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                   8,500,000         600,000           3,700,000        700,000
   Shares repurchased                                           (3,600,000)             --          (1,100,000)            --
   Shares outstanding, beginning of period                         600,000              --             700,000             --
                                                              ------------      ----------        ------------    -----------
   Shares outstanding, end of period                             5,500,000         600,000           3,300,000        700,000
                                                              ============      ==========        ============    ===========

                                                                        POWERSHARES                     POWERSHARES
                                                                     DYNAMIC SMALL CAP               DYNAMIC SMALL CAP
                                                                         GROWTH                            VALUE
                                                                        PORTFOLIO                        PORTFOLIO
                                                              ------------------------------  ------------------------------
                                                                              FOR THE PERIOD                  FOR THE PERIOD
                                                               FOR THE YEAR   MARCH 3, 2005*   FOR THE YEAR   MARCH 3, 2005*
                                                                   ENDED         THROUGH          ENDED          THROUGH
                                                              APRIL 30, 2006  APRIL 30, 2005  APRIL 30, 2006  APRIL 30, 2005
                                                              --------------  --------------  --------------  --------------
OPERATIONS:
   Net investment income (loss)                               $    298,325    $    (7,226)    $    229,170     $     6,769
   Net realized gain (loss) on investments                       4,333,954             (1)         923,701             105
   Net change in unrealized appreciation/depreciation
    on investments                                               6,844,625       (821,618)       4,894,679        (880,298)
                                                              ------------    -----------     ------------     -----------
      Net increase (decrease) in net assets resulting
         from operations                                        11,476,904       (828,845)       6,047,550        (873,424)
                                                              ------------    -----------     ------------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                --             --         (190,946)             --
                                                              ------------    -----------     ------------     -----------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                   161,744,388     10,556,073       74,827,926      10,524,352
   Value of shares repurchased                                 (64,483,667)            --      (23,996,062)             --
                                                              ------------    -----------     ------------     -----------
   Net increase in net assets resulting from share
      transactions                                              97,260,721     10,556,073       50,831,864      10,524,352
                                                              ------------    -----------     ------------     -----------
      INCREASE IN NET ASSETS                                   108,737,625      9,727,228       56,688,468       9,650,928

NET ASSETS:
   Beginning of period                                           9,727,228             --        9,650,928              --
                                                              ------------    -----------     ------------     -----------
   End of period                                              $118,464,853    $ 9,727,228     $ 66,339,396     $ 9,650,928
                                                              ============    ===========     ============     ===========
   Undistributed net investment income (loss)/(distributions
      in excess of net investment income) at end of period    $         --    $        --     $     45,098     $     6,769
                                                              ============    ===========     ============     ===========

CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                   9,400,000        700,000        4,700,000         700,000
   Shares repurchased                                           (3,700,000)            --       (1,500,000)             --
   Shares outstanding, beginning of period                         700,000             --          700,000              --
                                                              ------------    -----------     ------------     -----------
   Shares outstanding, end of period                             6,400,000        700,000        3,900,000         700,000
                                                              ============    ===========     ============     ===========

* Commencement of Investment Operations.

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC LARGE CAP GROWTH PORTFOLIO

                                                                                  FOR THE PERIOD
                                                                 FOR THE YEAR     MARCH 3, 2005*
                                                                     ENDED           THROUGH
                                                                APRIL 30, 2006    APRIL 30, 2005
                                                                --------------    --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $  14.11           $14.83
                                                                   --------           ------
   Net investment income (loss)**                                     (0.01)              --(a)
   Net realized and unrealized gain (loss) on investments              2.25            (0.72)
                                                                   --------           ------
      Total from operations                                            2.24            (0.72)
                                                                   --------           ------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                 --(a)            --
   Net asset value at end of period                                $  16.35           $14.11
                                                                   --------           ------
TOTAL RETURN:***                                                      15.89%           (4.87)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $148,750           $8,467
   Ratio to average net assets of:
      Expenses, net of waivers                                         0.64%            0.63%+
      Expenses, prior to waivers                                       0.80%            2.45%+
      Net investment income (loss), net of waivers                    (0.04)%           0.13%+
   Portfolio turnover rate ++                                            73%               2%

POWERSHARES DYNAMIC LARGE CAP VALUE PORTFOLIO

                                                                                  FOR THE PERIOD
                                                                 FOR THE YEAR     MARCH 3, 2005*
                                                                     ENDED           THROUGH
                                                                APRIL 30, 2006    APRIL 30, 2005
                                                                --------------    --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 14.52            $ 15.00
                                                                   -------            -------
   Net investment income**                                            0.28               0.05
   Net realized and unrealized gain (loss) on investments             2.85              (0.52)
                                                                   -------            -------
      Total from operations                                           3.13              (0.47)
                                                                   -------            -------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (0.24)             (0.01)
                                                                   -------            -------
   Net asset value at end of period                                $ 17.41            $ 14.52
                                                                   -------            -------
TOTAL RETURN:***                                                     21.71%             (3.11)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $90,532            $10,166
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.65%              0.63%+
      Expenses, prior to waivers                                      0.94%              2.16%+
      Net investment income, net of waivers                           1.75%              1.99%+
   Portfolio turnover rate ++                                           29%                 0%

*   Commencement of Investment Operations.
**  Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+   Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a) Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC MID CAP GROWTH PORTFOLIO

                                                                                  FOR THE PERIOD
                                                                 FOR THE YEAR     MARCH 3, 2005*
                                                                     ENDED           THROUGH
                                                                APRIL 30, 2006    APRIL 30, 2005
                                                                --------------    --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $   13.92          $ 15.01
                                                                   ---------          -------
   Net investment income (loss)**                                       0.28            (0.01)
   Net realized and unrealized gain (loss) on investments               4.59            (1.08)
                                                                   ---------          -------
      Total from operations                                             4.87            (1.09)
                                                                   ---------          -------
   Net asset value at end of period                                $   18.79          $ 13.92
                                                                   ---------          -------
TOTAL RETURN:***                                                       34.99%           (7.30)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $ 103,325          $ 8,349
   Ratio to average net assets of:
      Expenses, net of waivers                                          0.65%            0.63%+
      Expenses, prior to waivers                                        0.90%            2.45%+
      Net investment income (loss), net of waivers                      1.56%           (0.20)%+
   Portfolio turnover rate ++                                             86%               1%

POWERSHARES DYNAMIC MID CAP VALUE PORTFOLIO

                                                                                  FOR THE PERIOD
                                                                 FOR THE YEAR     MARCH 3, 2005*
                                                                     ENDED           THROUGH
                                                                APRIL 30, 2006    APRIL 30, 2005
                                                                --------------    --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 14.47            $ 15.10
                                                                   -------            -------
   Net investment income**                                            0.22               0.15
   Net realized and unrealized gain (loss) on investments             2.78              (0.76)
                                                                   -------            -------
      Total from operations                                           3.00              (0.61)
                                                                   -------            -------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (0.25)             (0.02)
                                                                   -------            -------
   Net asset value at end of period                                $ 17.22            $ 14.47
                                                                   -------            -------
TOTAL RETURN:***                                                     20.85%             (4.07)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $56,815            $10,126
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.67%              0.63%+
      Expenses, prior to waivers                                      1.13%              2.14%+
      Net investment income, net of waivers                           1.33%              6.34%+
   Portfolio turnover rate ++                                          117%                 1%

*   Commencement of Investment Operations.
**  Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+   Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC SMALL CAP GROWTH PORTFOLIO

                                                                                  FOR THE PERIOD
                                                                 FOR THE YEAR     MARCH 3, 2005*
                                                                     ENDED           THROUGH
                                                                APRIL 30, 2006    APRIL 30, 2005
                                                                --------------    --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $   13.90          $ 15.11
                                                                   ---------          -------
   Net investment income (loss)**                                       0.11            (0.01)
   Net realized and unrealized gain (loss) on investments               4.50            (1.20)
                                                                   ---------          -------
      Total from operations                                             4.61            (1.21)
                                                                   ---------          -------
   Net asset value at end of period                                $   18.51          $ 13.90
                                                                   ---------          -------
TOTAL RETURN:***                                                       33.17%           (8.02)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $ 118,465          $ 9,727
   Ratio to average net assets of:
      Expenses, net of waivers                                          0.65%            0.63%+
      Expenses, prior to waivers                                        0.90%            2.34%+
      Net investment income (loss), net of waivers                      0.65%           (0.48)%+
   Portfolio turnover rate ++                                            120%                0%

POWERSHARES DYNAMIC SMALL CAP VALUE PORTFOLIO

                                                                                  FOR THE PERIOD
                                                                 FOR THE YEAR     MARCH 3, 2005*
                                                                     ENDED           THROUGH
                                                                APRIL 30, 2006    APRIL 30, 2005
                                                                --------------    --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 13.79            $15.06
                                                                   -------            ------
   Net investment income**                                            0.11              0.01
   Net realized and unrealized gain (loss) on investments             3.22             (1.28)
                                                                   -------            ------
      Total from operations                                           3.33             (1.27)
                                                                   -------            ------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (0.11)               --
                                                                   -------            ------
   Net asset value at end of period                                $ 17.01            $13.79
                                                                   -------            ------
TOTAL RETURN:***                                                     24.20%            (8.46)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                     $66,339            $9,651
   Ratio to average net assets of:
      Expenses, net of waivers                                        0.66%             0.63%+
      Expenses, prior to waivers                                      1.06%             2.36%+
      Net investment income, net of waivers                           0.73%             0.45%+
   Portfolio turnover rate ++                                          118%                0%

*   Commencement of Investment Operations.
**  Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+   Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2006

    NUMBER
  OF SHARES                                                       VALUE
-------------                                                  ----------
               COMMON STOCKS--99.7%

               CONSUMER DISCRETIONARY--6.5%
      341      Applebee's International, Inc.                  $    7,915
       87      Bandag, Inc.                                         3,490
      241      Cedar Fair, L.P.                                     6,784
       54      Courier Corp.                                        2,330
      697      Family Dollar Stores, Inc.                          17,425
      776      Genuine Parts Co.                                   33,872
    1,229      Harley-Davidson, Inc.                               62,482
      367      Harte-Hanks, Inc.                                   10,019
      100      Haverty Furniture Cos., Inc.                         1,510
    9,505      Home Depot (The), Inc.                             379,534
      261      John Wiley & Sons, Inc., Class A                     9,563
      862      Johnson Controls, Inc.                              70,296
      233      La-Z-Boy, Inc.                                       3,570
      824      Leggett & Platt, Inc.                               21,861
    3,500      Lowe's Cos., Inc.                                  220,674
      142      Matthews International Corp., Class A                4,942
    5,634      McDonald's Corp.                                   194,767
    1,677      McGraw-Hill (The) Cos., Inc.                        93,342
      108      Media General, Inc., Class A                         4,437
      220      Meredith Corp.                                      10,912
      652      New York Times (The) Co., Class A                   16,163
      389      Pier 1 Imports, Inc.                                 4,695
      188      Polaris Industries, Inc.                             9,005
      648      Ross Stores, Inc.                                   19,855
    1,302      ServiceMaster (The) Co.                             15,676
      612      Sherwin-Williams (The), Co.                         31,175
      375      Stanley Works (The)                                 19,594
      119      Superior Industries International, Inc.              2,240
      238      Talbots (The), Inc.                                  5,645
    3,935      Target Corp.                                       208,949
      498      VF Corp.                                            30,473
      263      Wolverine World Wide, Inc.                           6,533
                                                               ----------
                                                                1,529,728
                                                               ----------
               CONSUMER STAPLES--19.5%
      414      Alberto-Culver Co.                                  18,618
    9,319      Altria Group, Inc.                                 681,778
    3,473      Anheuser-Busch Cos., Inc.                          154,826
    2,923      Archer-Daniels-Midland Co.                         106,222
    2,051      Avon Products, Inc.                                 66,883
      548      Brown-Forman Corp., Class B                         40,826
      674      Clorox Co.                                          43,257
   10,646      Coca-Cola (The) Co.                                446,706
    2,317      Colgate-Palmolive Co.                              136,981
    2,323      ConAgra Foods, Inc.                                 52,686
    1,081      Hershey (The) Co.                                   57,661
      618      Hormel Foods Corp.                                  20,740
    2,092      Kimberly-Clark Corp.                               122,445
      153      Lancaster Colony Corp.                               6,281
      593      McCormick & Co., Inc.                               20,654
    7,425      PepsiCo, Inc.                                      432,432
   15,373      Procter & Gamble (The) Co.                         894,862
    3,398      Sara Lee Corp.                                      60,722
      610      SUPERVALU, Inc.                                     17,696
    2,776      Sysco Corp.                                         82,975
      248      Tootsie Roll Industries, Inc.                        7,254
      114      Universal Corp.                                      4,340
    4,529      Walgreen Co.                                       189,901
   18,632      Wal-Mart Stores, Inc.                              838,999
    1,004      Wm. Wrigley Jr. Co.                                 47,258
      251      Wm. Wrigley Jr. Co., Class B                        11,822
                                                               ----------
                                                                4,564,825
                                                               ----------
               ENERGY--7.8%
      171      Buckeye Partners LP                                  7,399
   10,046      Chevron Corp.                                      613,007
   18,714      Exxon Mobil Corp.                                1,180,478
      232      Helmerich & Payne, Inc.                             16,876
      133      Holly Corp.                                         10,264
      313      TEPPCO Partners, L.P.                               11,913
                                                               ----------
                                                                1,839,937
                                                               ----------
               FINANCIALS--30.0%
       93      1st Source Corp.                                     2,574
    2,240      Aflac, Inc.                                        106,490
      359      Alfa Corp.                                           6,046
    2,904      Allstate (The) Corp.                               164,047
      471      AMBAC Financial Group, Inc.                         38,792
   11,616      American International Group, Inc.                 757,943
    1,557      AmSouth Bancorp.                                    45,060
       97      Anchor BanCorp Wisconsin, Inc.                       2,830
      428      Arthur J. Gallagher & Co.                           11,744
      609      Associated Banc-Corp.                               20,596
      471      Astoria Financial Corp.                             14,752
       69      BancFirst Corp.                                      3,002
      352      BancorpSouth, Inc.                                   9,022
   20,787      Bank of America Corp.                            1,037,686
      231      Bank of Hawaii Corp.                                12,546
    2,433      BB&T Corp.                                         104,473
      624      Brown & Brown, Inc.                                 19,488
       82      Capital City Bank Group, Inc.                        2,605
      286      CBL & Associates Properties, Inc.                   11,437
      114      Chemical Financial Corp.                             3,319
      210      Chittenden Corp.                                     5,788
    1,788      Chubb (The) Corp.                                   92,154
      783      Cincinnati Financial Corp.                          33,387
   22,286      Citigroup, Inc.                                  1,113,185
      220      City National Corp.                                 16,051
      691      Colonial BancGroup (The), Inc.                      17,918
      202      Colonial Properties Trust                            9,946
      728      Comerica, Inc.                                      41,401
      802      Commerce Bancorp, Inc.                              32,353
      304      Commerce Bancshares, Inc.                           15,884
      151      Commerce Group, Inc.                                 8,760

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2006

    NUMBER
  OF SHARES                                                       VALUE
-------------                                                  ----------
      244      Commercial Net Lease Realty                     $    5,136
      134      Community Bank System, Inc.                          2,751
      107      Community Banks, Inc.                                2,819
       69      Community Trust Bancorp, Inc.                        2,312
      559      Compass Bancshares, Inc.                            30,723
      126      Corus Bankshares, Inc.                               8,434
      245      Cullen/Frost Bankers, Inc.                          14,181
      341      CVB Financial Corp.                                  5,565
      484      Doral Financial Corp.                                3,828
      616      Duke Realty Corp.                                   21,806
       97      EastGroup Properties, Inc.                           4,333
      580      Eaton Vance Corp.                                   16,513
      309      Erie Indemnity Co., Class A                         15,737
      102      Essex Property Trust, Inc.                          11,128
      258      F.N.B. Corp.                                         4,329
      236      Federal Realty Investment Trust                     16,102
      776      Fidelity National Financial, Inc.                   32,576
    2,486      Fifth Third Bancorp                                100,484
      363      First BanCorp.                                       3,848
       98      First Busey Corp.                                    2,004
      138      First Charter Corp.                                  3,280
      315      First Commonwealth Financial Corp.                   4,215
       53      First Financial Holdings, Inc.                       1,689
       77      First Indiana Corp.                                  1,968
      202      First Midwest Bancorp, Inc.                          7,278
       79      First State Bancorp.                                 2,036
      368      FirstMerit Corp.                                     9,049
      454      Forest City Enterprises, Inc., Class A              20,494
    1,155      Franklin Resources, Inc.                           107,554
    3,091      Freddie Mac                                        188,736
      702      Fulton Financial Corp.                              11,548
    1,069      General Growth Properties, Inc.                     50,190
      143      Glacier Bancorp, Inc.                                4,341
    1,378      Golden West Financial Corp.                         99,037
      226      Greater Bay Bancorp                                  6,242
      137      Harleysville Group, Inc.                             4,110
      123      Harleysville National Corp.                          2,440
      608      Health Care Property Investors, Inc.                16,671
      215      Healthcare Realty Trust, Inc.                        8,142
      160      Hilb, Rogal & Hobbs Co.                              6,541
      144      Home Properties, Inc.                                7,203
       42      IBERIABANK Corp.                                     2,460
       97      Independent Bank Corp.                               2,648
      127      Irwin Financial Corp.                                2,332
    1,821      KeyCorp                                             69,599
    1,017      Kimco Realty Corp.                                  37,761
      546      Legg Mason, Inc.                                    64,690
      232      Lexington Corporate Properties Trust                 5,002
      397      Liberty Property Trust                              17,746
      774      Lincoln National Corp.                              44,954
      503      M&T Bank Corp.                                      60,058
      313      Macerich (The) Co.                                  22,918
      142      MAF Bancorp, Inc.                                    6,302
    1,052      Marshall & Ilsley Corp.                             48,097
      600      MBIA, Inc.                                          35,778
      366      Mercantile Bankshares Corp.                         13,754
      246      Mercury General Corp.                               13,129
       84      Midland (The) Co.                                    2,995
    2,754      National City Corp.                                101,623
      208      National Penn Bancshares, Inc.                       4,106
    2,091      North Fork Bancorp, Inc.                            63,002
      976      Northern Trust Corp.                                57,477
      346      Nuveen Investments, Inc.                            16,650
      304      Old National Bancorp                                 6,275
    1,028      Old Republic International Corp.                    22,873
       61      Old Second Bancorp, Inc.                             1,879
      206      Pacific Capital Bancorp                              6,909
       64      Park National Corp.                                  6,419
      636      People's Bank                                       20,829
    1,238      Popular, Inc.                                       25,602
      882      Progressive (The) Corp.                             95,723
    1,089      ProLogis                                            54,690
      312      Protective Life Corp.                               15,725
      375      Realty Income Corp.                                  8,501
      305      Regency Centers Corp.                               19,242
      337      Republic Bancorp, Inc.                               3,865
      113      RLI Corp.                                            5,605
      117      S&T Bancorp, Inc.                                    4,155
       68      Sandy Spring Bancorp, Inc.                           2,413
      444      SEI Investments Co.                                 19,065
      210      Shurgard Storage Centers, Inc., Class A             13,226
      486      Sky Financial Group, Inc.                           12,563
    1,850      SLM Corp.                                           97,828
      336      South Financial Group (The), Inc.                    9,116
       63      Southwest Bancorp, Inc.                              1,416
       77      Sovran Self Storage, Inc.                            3,785
      181      State Auto Financial Corp.                           6,366
    1,492      State Street Corp.                                  97,457
       85      Sterling Bancorp                                     1,777
      202      Sterling Bancshares, Inc.                            3,345
      128      Sterling Financial Corp.                             2,669
       47      Suffolk Bancorp                                      1,436
       83      Sun Communities, Inc.                                2,702
    1,620      SunTrust Banks, Inc.                               125,275
      210      Susquehanna Bancshares, Inc.                         5,013
    1,400      Synovus Financial Corp.                             39,200
      590      T. Rowe Price Group, Inc.                           49,672
      138      Tanger Factory Outlet Centers                        4,524
      599      TCF Financial Corp.                                 16,089
    1,056      TD Banknorth, Inc.                                  31,353
      244      Texas Regional Bancshares, Inc., Class A             6,995
      294      Transatlantic Holdings, Inc.                        16,890
      249      Trustmark Corp.                                      7,821
      187      United Bankshares, Inc.                              6,822

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2006

    NUMBER
  OF SHARES                                                       VALUE
-------------                                                  ----------
      615      United Dominion Realty Trust, Inc.              $   16,722
       51      Universal Health Realty Income Trust                 1,640
      499      Valley National Bancorp                             12,994
      389      Washington Federal, Inc.                             9,305
    4,449      Washington Mutual, Inc.                            200,472
      187      Washington Real Estate Investment Trust              6,969
      241      Webster Financial Corp.                             11,315
      398      Weingarten Realty Investors                         15,685
    7,509      Wells Fargo & Co.                                  515,792
       97      WesBanco, Inc.                                       3,010
       32      Wesco Financial Corp.                               12,528
      141      Westamerica Bancorp                                  7,211
      284      Whitney Holding Corp.                               10,099
      304      Wilmington Trust Corp.                              13,467
                                                               ----------
                                                                7,042,052
                                                               ----------
               HEALTH CARE--13.1%
    6,941      Abbott Laboratories                                296,658
      201      Arrow International, Inc.                            6,277
      277      Beckman Coulter, Inc.                               14,227
    1,108      Becton Dickinson & Co.                              69,848
      470      C.R. Bard, Inc.                                     34,996
      353      DENTSPLY International, Inc.                        21,064
   12,587      Eli Lilly & Co.                                    666,104
      276      Hillenbrand Industries, Inc.                        14,175
   13,314      Johnson & Johnson                                  780,334
    9,786      Merck & Co., Inc.                                  336,834
      116      Meridian Bioscience, Inc.                            3,011
   32,987      Pfizer, Inc.                                       835,561
      143      West Pharmaceutical Services, Inc.                   5,094
                                                               ----------
                                                                3,084,183
                                                               ----------
               INDUSTRIALS--12.9%
    3,400      3M Co.                                             290,461
      135      A.O. Smith Corp.                                     6,402
      217      ABM Industries, Inc.                                 3,732
      494      Avery Dennison Corp.                                30,875
       31      Badger Meter, Inc.                                   1,912
      108      Banta Corp.                                          5,463
      219      Brady Corp., Class A                                 7,877
      233      Briggs & Stratton Corp.                              7,861
      138      Carlisle Cos, Inc.                                  11,661
    3,044      Caterpillar, Inc.                                  230,553
      752      Cintas Corp.                                        31,569
      234      CLARCOR, Inc.                                        8,190
    1,378      Danaher Corp.                                       88,344
      367      Donaldson Co., Inc.                                 12,199
      908      Dover Corp.                                         45,173
    1,839      Emerson Electric Co.                               156,223
      477      Expeditors International Washington, Inc.           40,836
       99      Franklin Electric, Co., Inc.                         5,775
    1,802      General Dynamics Corp.                             118,247
   34,808      General Electric Co.                             1,204,008
      188      Harsco Corp.                                        15,670
      247      HNI Corp.                                           13,061
    1,281      Illinois Tool Works, Inc.                          131,559
       91      LSI Industries, Inc.                                 1,521
    1,898      Masco Corp.                                         60,546
      112      McGrath RentCorp                                     3,012
      164      Mine Safety Appliances Co.                           6,855
       38      NACCO Industries, Inc., Class A                      6,122
      147      Nordson Corp.                                        7,857
      535      Parker Hannifin Corp.                               43,362
      454      Pentair, Inc.                                       17,379
    1,021      Pitney Bowes, Inc.                                  42,729
       38      Quixote Corp.                                          784
       82      Raven Industries, Inc.                               3,323
      383      Roper Industries, Inc.                              18,177
      182      Teleflex, Inc.                                      11,874
       39      Tennant Co.                                          1,984
    4,558      United Technologies Corp.                          286,288
       84      Universal Forest Products, Inc.                      6,281
      399      W.W. Grainger, Inc.                                 30,691
                                                               ----------
                                                                3,016,436
                                                               ----------
               INFORMATION TECHNOLOGY--3.6%
    2,580      Automatic Data Processing, Inc.                    113,726
      310      Diebold, Inc.                                       13,191
    7,069      International Business Machines Corp.              582,060
      410      Jack Henry & Associates, Inc.                        9,205
    1,364      Linear Technology Corp.                             48,422
    1,699      Paychex, Inc.                                       68,623
                                                               ----------
                                                                  835,227
                                                               ----------
               MATERIALS--2.3%
      995      Air Products & Chemicals, Inc.                      68,177
      209      Albemarle Corp.                                      9,994
      158      AptarGroup, Inc.                                     8,281
      473      Bemis Co., Inc.                                     14,881
    1,147      Ecolab, Inc.                                        43,357
      129      H.B. Fuller Co.                                      6,747
      207      Martin Marietta Materials, Inc.                     21,975
      157      Myers Industries, Inc.                               2,779
      698      Nucor Corp.                                         75,956
      747      PPG Industries, Inc.                                50,139
    1,443      Praxair, Inc.                                       80,995
      992      Rohm & Haas Co.                                     50,195
      528      RPM International, Inc.                              9,715
      302      Sigma-Aldrich Corp.                                 20,720
      443      Sonoco Products Co.                                 13,875
      452      Valspar Corp.                                       12,792
      456      Vulcan Materials Co.                                38,742
                                                               ----------
                                                                  529,320
                                                               ----------
               TELECOMMUNICATION SERVICES--2.5%
    1,714      ALLTEL Corp.                                       110,330

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2006

    NUMBER
  OF SHARES                                                       VALUE
-------------                                                  -----------
   17,513      AT&T, Inc.                                      $   459,016
      587      CenturyTel, Inc.                                     22,130
                                                               -----------
                                                                   591,476
                                                               -----------
               UTILITIES--1.5%
       75      American States Water Co.                             2,993
      580      Aqua America, Inc.                                   13,862
      363      Atmos Energy Corp.                                    9,634
      148      Black Hills Corp.                                     5,387
       84      California Water Service Group                        3,571
    1,096      Consolidated Edison, Inc.                            47,260
      328      Energen Corp.                                        11,569
    1,766      FPL Group, Inc.                                      69,934
      537      MDU Resources Group, Inc.                            19,735
       92      MGE Energy, Inc.                                      2,935
      379      National Fuel Gas Co.                                12,602
      124      New Jersey Resources Corp.                            5,489
      131      Otter Tail Corp.                                      3,910
      173      Peoples Energy Corp.                                  6,285
      343      Piedmont Natural Gas Co., Inc.                        8,414
      442      Pinnacle West Capital Corp.                          17,724
    1,126      Progress Energy, Inc.                                48,193
      383      Questar Corp.                                        30,659
       93      Southwest Water Co.                                   1,420
      471      UGI Corp.                                            10,550
      340      Vectren Corp.                                         9,085
      217      WGL Holdings, Inc.                                    6,384
      179      WPS Resources Corp.                                   8,948
                                                               -----------
                                                                   356,543
                                                               -----------
               TOTAL INVESTMENTS
               (Cost $22,179,901)--99.7%                        23,389,727
               Other assets less liabilities--0.3%                  59,475
                                                               -----------
               NET ASSETS--100.0%                              $23,449,202
                                                               ===========

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2006

    NUMBER
  OF SHARES                                                      VALUE
-------------                                                 ------------
               COMMON STOCKS--100.0%

               CONSUMER DISCRETIONARY--3.2%
   622,722     Pier 1 Imports, Inc.                           $  7,516,255
   602,701     ServiceMaster (The) Co.                           7,256,520
                                                              ------------
                                                                14,772,775
                                                              ------------
               CONSUMER STAPLES--9.1%
   139,919     Altria Group, Inc.                               10,236,474
   495,948     ConAgra Foods, Inc.                              11,248,101
   545,846     Sara Lee Corp.                                    9,754,268
   276,534     Universal Corp.                                  10,527,649
                                                              ------------
                                                                41,766,492
                                                              ------------
               FINANCIALS--48.9%
   301,275     AmSouth Bancorp.                                  8,718,898
   349,949     Arthur J. Gallagher & Co.                         9,602,601
   273,260     BancorpSouth, Inc.                                7,003,654
   203,285     Bank of America Corp.                            10,147,987
   204,191     BB&T Corp.                                        8,767,962
   192,009     Citigroup, Inc.                                   9,590,850
   164,503     Comerica, Inc.                                    9,355,286
   206,064     Community Trust Bancorp, Inc.                     6,903,144
   741,381     F.N.B. Corp.                                     12,440,373
   213,041     Fifth Third Bancorp                               8,611,117
   770,772     First Commonwealth Financial Corp.               10,312,929
   424,293     FirstMerit Corp.                                 10,433,365
   363,863     Harleysville National Corp.                       7,219,042
   227,111     KeyCorp                                           8,680,182
   264,096     National City Corp.                               9,745,142
   344,424     National Penn Bancshares, Inc.                    6,798,930
   420,204     Old National Bancorp                              8,673,011
    75,926     Park National Corp.                               7,615,378
   716,166     Republic Bancorp, Inc.                            8,214,424
   406,198     Sterling Bancorp                                  8,489,538
   341,091     Susquehanna Bancshares, Inc.                      8,141,842
   296,710     Valley National Bancorp                           7,726,328
   311,454     Washington Federal, Inc.                          7,449,980
   234,797     Washington Mutual, Inc.                          10,579,953
   228,428     WesBanco, Inc.                                    7,088,121
   189,872     Whitney Holding Corp.                             6,751,848
                                                              ------------
                                                               225,061,885
                                                              ------------
               HEALTH CARE--2.1%
   277,448     Merck & Co., Inc.                                 9,549,760
                                                              ------------
               MATERIALS--1.7%
   414,685     RPM International, Inc.                           7,630,204
                                                              ------------
               TELECOMMUNICATION SERVICES--2.4%
   415,515     AT&T, Inc.                                       10,890,648
                                                              ------------
               UTILITIES--32.6%
   399,948     Atmos Energy Corp.                               10,614,620
   244,851     Black Hills Corp.                                 8,912,576
   277,151     Consolidated Edison, Inc.                        11,950,751
   214,564     FPL Group, Inc.                                   8,496,734
   298,208     MGE Energy, Inc.                                  9,512,835
   238,678     National Fuel Gas Co.                             7,936,044
   158,739     New Jersey Resources Corp.                        7,027,376
   300,318     Otter Tail Corp.                                  8,964,492
   375,790     Peoples Energy Corp.                             13,652,451
   355,624     Piedmont Natural Gas Co., Inc.                    8,723,457
   280,411     Pinnacle West Capital Corp.                      11,244,481
   290,010     Progress Energy, Inc.                            12,412,428
   392,122     Vectren Corp.                                    10,477,500
   330,417     WGL Holdings, Inc.                                9,720,868
   206,658     WPS Resources Corp.                              10,330,833
                                                              ------------
                                                               149,977,446
                                                              ------------
               TOTAL COMMON STOCKS
               (Cost $467,033,309)                             459,649,210
                                                              ------------
               MONEY MARKET FUND--0.1%
   533,370     AIM Liquid Asset Portfolio Private Class
               (Cost $533,370)                                     533,370
                                                              ------------
               TOTAL INVESTMENTS
               (Cost $467,566,680)--100.1%                     460,182,580
               Liabilities in excess of other assets--(0.1%)      (493,068)
                                                              ------------
               NET ASSETS--100.0%                             $459,689,512
                                                              ============

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2006

    NUMBER
  OF SHARES                                                       VALUE
-------------                                                  -----------
               COMMON STOCKS--100.0%

               CONSUMER DISCRETIONARY--14.7%
    1,849      Applebee's International, Inc.                  $    42,915
      307      Courier Corp.                                        13,244
    6,771      Harley-Davidson, Inc.                               344,238
    2,019      Harte-Hanks, Inc.                                    55,119
   27,330      Home Depot (The), Inc.                            1,091,287
    1,430      John Wiley & Sons, Inc., Class A                     52,395
   17,421      Lowe's Cos., Inc.                                 1,098,393
   31,246      McDonald's Corp.                                  1,080,174
    2,159      Pier 1 Imports, Inc.                                 26,059
    1,033      Polaris Industries, Inc.                             49,481
    3,568      Ross Stores, Inc.                                   109,324
    1,357      Wolverine World Wide, Inc.                           33,708
                                                               -----------
                                                                 3,996,337
                                                               -----------
               CONSUMER STAPLES--9.6%
    2,291      Alberto-Culver Co.                                  103,026
   16,257      Archer-Daniels-Midland Co.                          590,779
   15,399      Sysco Corp.                                         460,276
   23,817      Wal-Mart Stores, Inc.                             1,072,480
    8,067      Wm. Wrigley Jr. Co.                                 379,714
       46      Wm. Wrigley Jr. Co., Class B                          2,178
                                                               -----------
                                                                 2,608,453
                                                               -----------
               FINANCIALS--49.5%
   12,391      Aflac, Inc.                                         589,068
   17,100      American International Group, Inc.                1,115,775
      543      Anchor BanCorp Wisconsin, Inc.                       15,845
    2,404      Arthur J. Gallagher & Co.                            65,966
    2,558      Astoria Financial Corp.                              80,117
      389      BancFirst Corp.                                      16,922
   22,953      Bank of America Corp.                             1,145,814
    3,466      Brown & Brown, Inc.                                 108,243
   22,934      Citigroup, Inc.                                   1,145,553
    1,232      City National Corp.                                  89,887
    4,553      Commerce Bancorp, Inc.                              183,668
      842      Commerce Group, Inc.                                 48,844
      694      Corus Bankshares, Inc.                               46,456
    1,370      Cullen/Frost Bankers, Inc.                           79,296
    1,902      CVB Financial Corp.                                  31,041
    2,683      Doral Financial Corp.                                21,223
    3,214      Eaton Vance Corp.                                    91,503
    1,672      Erie Indemnity Co., Class A                          85,155
    4,332      Fidelity National Financial, Inc.                   181,857
   13,837      Fifth Third Bancorp                                 559,292
    2,009      First BanCorp.                                       21,295
      437      First State Bancorp.                                 11,261
    2,544      Forest City Enterprises, Inc., Class A              114,836
   17,172      Freddie Mac                                       1,048,522
      511      Fulton Financial Corp.                                8,406
      803      Glacier Bancorp, Inc.                                24,379
    7,672      Golden West Financial Corp.                         551,387
    1,247      Greater Bay Bancorp                                  34,442
      241      IBERIABANK Corp.                                     14,115
      540      Independent Bank Corp.                               14,742
    3,203      Legg Mason, Inc.                                    379,491
    2,771      M&T Bank Corp.                                      330,857
      847      MAF Bancorp, Inc.                                    37,590
    1,358      Mercury General Corp.                                72,476
   11,525      North Fork Bancorp, Inc.                            347,248
    5,709      Old Republic International Corp.                    127,025
      337      Old Second Bancorp, Inc.                             10,380
    1,161      Pacific Capital Bancorp                              38,940
    3,527      People's Bank                                       115,509
    6,914      Popular, Inc.                                       142,982
    1,857      Republic Bancorp, Inc.                               21,300
      368      Sandy Spring Bancorp, Inc.                           13,060
    2,460      SEI Investments Co.                                 105,632
    2,703      Sky Financial Group, Inc.                            69,873
   10,262      SLM Corp.                                           542,655
      351      Southwest Bancorp, Inc.                               7,887
      438      Sovran Self Storage, Inc.                            21,528
    1,013      State Auto Financial Corp.                           35,627
    8,267      State Street Corp.                                  540,000
      466      Sterling Bancorp                                      9,739
    1,130      Sterling Bancshares, Inc.                            18,713
      257      Suffolk Bancorp                                       7,851
    7,949      Synovus Financial Corp.                             222,572
    3,302      T. Rowe Price Group, Inc.                           277,995
    3,278      TCF Financial Corp.                                  88,047
    1,362      Texas Regional Bancshares, Inc., Class A             39,049
    1,384      Trustmark Corp.                                      43,471
   23,841      Washington Mutual, Inc.                           1,074,275
   16,694      Wells Fargo & Co.                                 1,146,712
      784      Westamerica Bancorp                                  40,094
                                                               -----------
                                                                13,473,488
                                                               -----------
               HEALTH CARE--12.3%
    1,114      Arrow International, Inc.                            34,790
   18,707      Johnson & Johnson                                 1,096,417
   22,021      Medtronic, Inc.                                   1,103,693
      648      Meridian Bioscience, Inc.                            16,822
   43,857      Pfizer, Inc.                                      1,110,898
                                                               -----------
                                                                 3,362,620
                                                               -----------
               INDUSTRIALS--5.2%
    4,181      Cintas Corp.                                        175,518
    2,049      Donaldson Co., Inc.                                  68,109
    2,656      Expeditors International of Washington, Inc.        227,380
      562      Franklin Electric Co., Inc.                          32,781
    6,985      Illinois Tool Works, Inc.                           717,360
      497      LSI Industries, Inc.                                  8,305
      619      McGrath RentCorp                                     16,645
      909      Mine Safety Appliances Co.                           37,996
      450      Raven Industries, Inc.                               18,239
    2,144      Roper Industries, Inc.                              101,754
                                                               -----------
                                                                 1,404,087
                                                               -----------

See Notes to Financial Statements.

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2006

    NUMBER
  OF SHARES                                                       VALUE
-------------                                                  -----------
               INFORMATION TECHNOLOGY--4.9%
   14,411      Automatic Data Processing, Inc.                 $   635,236
    2,277      Jack Henry & Associates, Inc.                        51,119
    7,601      Linear Technology Corp.                             269,836
    9,443      Paychex, Inc.                                       381,403
                                                               -----------
                                                                 1,337,594
                                                               -----------
               MATERIALS--3.8%
      875      AptarGroup, Inc.                                     45,859
    3,872      Nucor Corp.                                         421,351
    8,034      Praxair, Inc.                                       450,949
    1,663      Sigma-Aldrich Corp.                                 114,098
                                                               -----------
                                                                 1,032,257
                                                               -----------
               TOTAL INVESTMENTS
               (Cost $25,749,983)--100.0%                       27,214,836
               Other assets less liabilities--0.0%                  12,538
                                                               -----------
               NET ASSETS--100.0%                              $27,227,374
                                                               ===========

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2006

    NUMBER
  OF SHARES                                                       VALUE
-------------                                                 ------------
               COMMON STOCKS--100.1%

               CONSUMER DISCRETIONARY--5.8%
    24,793     Luxottica Group SpA ADR                        $    738,583
   100,233     Reed Elsevier NV ADR                              2,963,890
    65,793     Reed Elsevier PLC ADR                             2,618,561
    61,110     Thomson (The) Corp.                               2,438,900
    19,840     WPP Group PLC ADR                                 1,223,930
                                                              ------------
                                                                 9,983,864
                                                              ------------
               CONSUMER STAPLES--14.0%
    65,843     British American Tobacco PLC ADR                  3,364,577
    58,731     Cadbury Schweppes PLC ADR                         2,346,891
    52,206     Diageo PLC ADR                                    3,458,648
    65,172     Gallaher Group PLC ADR                            4,141,680
    53,726     Imperial Tobacco Group PLC ADR                    3,367,546
    49,982     Unilever NV                                       3,598,204
    84,541     Unilever PLC ADR                                  3,612,437
                                                              ------------
                                                                23,889,983
                                                              ------------
               ENERGY--9.3%
    43,187     BP PLC ADR                                        3,183,746
   117,357     Enbridge, Inc.                                    3,500,759
    70,232     Eni SpA ADR                                       4,298,900
     7,261     Imperial Oil Ltd.                                   789,271
    12,468     Norsk Hydro ASA ADR                               1,907,604
    54,340     Sasol Ltd. ADR                                    2,248,046
                                                              ------------
                                                                15,928,326
                                                              ------------
               FINANCIALS--44.0%
   141,747     ABN AMRO Holding NV ADR                           4,109,246
    32,554     ACE Ltd.                                          1,808,049
   220,150     Administradora de Fondos de Pensiones
                  Provida SA ADR                                 6,010,095
    71,593     Allied Irish Banks PLC ADR                        3,430,737
    41,747     Australia and New Zealand Banking
                  Group Ltd. ADR                                 4,433,531
   176,531     Banco Santander Central Hispanic SA ADR           2,707,986
    42,247     Bank of Ireland ADR                               3,172,750
    52,702     Bank of Montreal                                  3,056,716
    76,184     Bank of Nova Scotia                               3,181,444
    82,864     Barclays PLC ADR                                  4,130,770
    43,667     Canadian Imperial Bank of Commerce                3,231,358
     5,481     Everest Re Group Ltd.                               498,771
    49,308     HSBC Holdings PLC ADR                             4,274,017
   176,009     Lloyds TSB Group PLC ADR                          6,873,151
    29,876     Manulife Financial Corp.                          1,950,604
    33,151     National Australia Bank Ltd. ADR                  4,733,963
    40,834     PartnerRe Ltd.                                    2,554,167
    46,077     RenaissanceRe Holdings Ltd                        1,937,538
   124,871     Royal Bank of Canada                              5,353,220
    48,355     Sun Life Financial, Inc.                          2,033,811
    47,274     Toronto-Dominion Bank (The)                       2,641,671
    45,362     XL Capital Ltd., Class A                          2,988,902
                                                              ------------
                                                                75,112,497
                                                              ------------
               HEALTH CARE--3.1%
    23,977     Fresenius Medical Care AG ADR                       959,320
    29,117     Novartis AG ADR                                   1,674,518
    17,533     Novo-Nordisk A/S ADR                              1,128,249
    24,178     Smith & Nephew PLC ADR                            1,005,805
    13,706     Teva Pharmaceutical Industries Ltd. ADR             555,093
                                                              ------------
                                                                 5,322,985
                                                              ------------
               INDUSTRIALS--2.7%
    27,034     Canadian National Railway Co.                     1,214,097
    66,095     Volvo AB ADR                                      3,331,188
                                                              ------------
                                                                 4,545,285
                                                              ------------
               INFORMATION TECHNOLOGY--4.7%
    12,969     CANON, Inc. ADR                                     983,050
    11,359     Dassault Systemes SA ADR                            620,997
   258,497     Nam Tai Electronics, Inc.                         5,836,862
     9,317     SAP AG ADR                                          508,988
                                                              ------------
                                                                 7,949,897
                                                              ------------
               MATERIALS--2.8%
    49,268     Compania de Minas Buenaventura SA ADR             1,497,255
    31,883     CRH PLC ADR                                       1,170,744
   145,176     Sappi Ltd. ADR                                    2,038,270
                                                              ------------
                                                                 4,706,269
                                                              ------------
               TELECOMMUNICATION SERVICES--5.0%
   559,259     Telstra Corp. Ltd. ADR                            8,573,440
                                                              ------------
               UTILITIES--8.7%
    36,967     Consolidated Water Co., Inc.                        991,455
    55,089     E.ON AG ADR                                       2,236,063
    75,171     Endesa SA ADR                                     2,476,884
   152,358     Huaneng Power International, Inc. ADR             4,464,089
    91,081     National Grid PLC ADR                             4,782,664
                                                              ------------
                                                                14,951,155
                                                              ------------
               TOTAL INVESTMENTS
               (Cost $162,477,888)--100.1%                     170,963,701
               Liabilities in excess of other assets--(0.1%)      (121,071)
                                                              ------------
               NET ASSETS--100.0%                             $170,842,630
                                                              ============

ADR American Depositary Receipt.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO
APRIL 30, 2006

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                TOTAL
                                               VALUE         NET ASSETS
                                            ------------     ----------
United Kingdom                              $ 48,384,422        28.3%
Canada                                        29,391,851        17.2
Australia                                     17,740,934        10.4
Netherlands                                   10,671,340         6.3
Ireland                                        7,774,231         4.6
Chile                                          6,010,095         3.5
Cayman Islands                                 5,788,406         3.4
Virgin Islands                                 5,836,862         3.4
Spain                                          5,184,870         3.0
Italy                                          5,037,483         2.9
Bermuda                                        4,990,476         2.9
China                                          4,464,089         2.6
South Africa                                   4,286,317         2.5
Germany                                        3,704,371         2.2
Sweden                                         3,331,188         1.9
Norway                                         1,907,604         1.1
Switzerland                                    1,674,518         1.0
Peru                                           1,497,255         0.9
Denmark                                        1,128,249         0.7
Japan                                            983,050         0.6
France                                           620,997         0.4
Israel                                           555,093         0.3
                                            ------------       -----
Total value of investments                   170,963,701       100.1
Liabilities in excess of other assets           (121,071)       (0.1)
                                            ------------       -----
Net Assets                                  $170,842,630       100.0%
                                            ============       =====

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

POWERSHARES EXCHANGE-TRADED FUNDS
APRIL 30, 2006

                                                                   POWERSHARES
                                                 POWERSHARES    HIGH YIELD EQUITY        POWERSHARES              POWERSHARES
                                                  DIVIDEND          DIVIDEND           HIGH GROWTH RATE          INTERNATIONAL
                                                ACHIEVERS(TM)     ACHIEVERS(TM)     DIVIDEND ACHIEVERS(TM)   DIVIDEND ACHIEVERS(TM)
                                                  PORTFOLIO         PORTFOLIO             PORTFOLIO                PORTFOLIO
                                                -------------   -----------------   ----------------------   ---------------------
ASSETS:
    Investments at value                          $23,389,727      $460,182,580           $27,214,836             $170,963,701
    Cash                                               43,026                                   5,112                       --
    Receivables:
      Investments sold                                408,078        23,980,235             1,265,186               10,519,055
      Capital stock sold                                   --        13,564,609             1,601,611               15,209,154
      Dividends                                        36,388         1,251,313                36,333                  882,790
    Due from Advisor                                   22,834                --                25,367                   12,472
                                                  -----------      ------------           -----------             ------------
      Total Assets                                 23,900,053       498,978,737            30,148,445              197,587,172
                                                  -----------      ------------           -----------             ------------
LIABILITIES:
    Due to custodian                                       --           198,300                    --                   81,117
    Payables:
      Investments purchased                           392,911        25,096,124             1,259,224               14,702,679
      Capital stock purchased                              --        13,564,608             1,601,611               11,840,578
    Accrued advisory fees                               7,592           159,042                 8,779                   52,131
    Accrued expenses                                   50,348           271,151                51,457                   68,037
                                                  -----------      ------------           -----------             ------------
      TOTAL LIABILITIES                               450,851        39,289,225             2,921,071               26,744,542
                                                  -----------      ------------           -----------             ------------
NET ASSETS                                        $23,449,202      $459,689,512           $27,227,374             $170,842,630
                                                  ===========      ============           ===========             ============
NET ASSETS CONSIST OF:
    Paid-in capital                               $22,265,889      $472,452,879           $25,808,497             $162,280,365
    Undistributed net investment income                16,670         1,587,278                17,860                  472,257
    Net realized (loss) on Investments                (43,183)       (6,966,545)              (63,836)                (395,805)
    Net unrealized appreciation/depreciation
      on Investments                                1,209,826        (7,384,100)            1,464,853                8,485,813
                                                  -----------      ------------           -----------             ------------
NET ASSETS                                        $23,449,202      $459,689,512           $27,227,374             $170,842,630
                                                  ===========      ============           ===========             ============
    Shares outstanding (unlimited amount
      authorized, $0.01 par value)                  1,500,000        30,500,000             1,700,000               10,100,000
    Net asset value                               $     15.63      $      15.07           $     16.02             $      16.92
                                                  ===========      ============           ===========             ============
    Investments at cost                           $22,179,901      $467,566,680           $25,749,983             $162,477,888
                                                  ===========      ============           ===========             ============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS

                                                                   POWERSHARES
                                                  POWERSHARES   HIGH YIELD EQUITY       POWERSHARES               POWERSHARES
                                                   DIVIDEND         DIVIDEND          HIGH GROWTH RATE           INTERNATIONAL
                                                 ACHIEVERS(TM)    ACHIEVERS(TM)     DIVIDEND ACHIEVERS(TM)   DIVIDEND ACHIEVERS(TM)
                                                   PORTFOLIO        PORTFOLIO             PORTFOLIO                PORTFOLIO
                                                --------------  -----------------   ----------------------   ----------------------
                                                FOR THE PERIOD                          FOR THE PERIOD           FOR THE PERIOD
                                                 SEPTEMBER 15,                          SEPTEMBER 15,            SEPTEMBER 15,
                                                2005* THROUGH      YEAR ENDED           2005* THROUGH            2005* THROUGH
                                                APRIL 30, 2006   APRIL 30, 2006         APRIL 30, 2006           APRIL 30, 2006
                                                --------------  -----------------   ----------------------   ---------------------
INVESTMENT INCOME:
    Dividends                                     $  396,643       $18,562,630             $  390,684              $ 2,367,493
    Foreign withholding taxes                            (59)               --                   (295)                (143,861)
                                                  ----------       -----------             ----------              -----------
       TOTAL INCOME                                  396,584        18,562,630                390,389                2,223,632
                                                  ----------       -----------             ----------              -----------
EXPENSES:
    Advisory fees                                     64,029         1,809,924                 69,246                  241,777
    Audit                                             18,000            26,073                 18,000                   18,000
    Licensing                                         16,007           452,481                 17,312                   60,444
    Administration fees                               10,529            96,574                 10,709                   16,255
    Offering costs                                     9,889            49,598                 10,110                    8,105
    Accounting                                         8,583            54,528                  8,673                   11,555
    Printing                                           6,700           240,982                 13,002                   13,100
    Listing fee and expenses                           6,292            17,195                  6,296                    9,660
    Legal                                              5,200            57,271                  5,900                    6,500
    Custodian and transfer agent fees                  3,943            27,344                  1,688                    4,333
    Registration & filings                             2,594            57,276                  2,740                   16,643
    Trustees                                             185             7,300                    202                    1,198
    Other expenses                                    11,794            22,084                  9,685                   10,024
                                                  ----------       -----------             ----------              -----------
       TOTAL EXPENSES                                163,745         2,918,630                173,563                  417,594
    Less fees waived:
       Advisory                                      (57,204)         (168,670)               (58,976)                 (43,114)
                                                  ----------       -----------             ----------              -----------
       NET EXPENSES                                  106,541         2,749,960                114,587                  374,480
                                                  ----------       -----------             ----------              -----------
       NET INVESTMENT INCOME                         290,043        15,812,670                275,802                1,849,152
                                                  ----------       -----------             ----------              -----------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
    Net realized gain (loss) from:
      Investments                                    (44,699)       (4,439,585)               (63,836)                (440,639)
      In-kind redemptions                            232,417        16,388,961                958,632                6,065,576
                                                  ----------       -----------             ----------              -----------
    Net realized gain                                187,718        11,949,376                894,796                5,624,937
    Net unrealized appreciation/depreciation
      on Investments                               1,209,826           955,503              1,464,853                8,485,813
                                                  ----------       -----------             ----------              -----------
    Net realized and unrealized gain
      on Investments                               1,397,544        12,904,879              2,359,649               14,110,750
                                                  ----------       -----------             ----------              -----------
    Net increase in net assets resulting
      from operations                             $1,687,587       $28,717,549             $2,635,451              $15,959,902
                                                  ==========       ===========             ==========              ===========

*   Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              POWERSHARES
                                      POWERSHARES          HIGH YIELD EQUITY               POWERSHARES             POWERSHARES
                                       DIVIDEND                DIVIDEND                  HIGH GROWTH RATE         INTERNATIONAL
                                     ACHIEVERS(TM)           ACHIEVERS(TM)            DIVIDEND ACHIEVERS(TM)  DIVIDEND ACHIEVERS(TM)
                                       PORTFOLIO               PORTFOLIO                    PORTFOLIO               PORTFOLIO
                                     --------------  -------------------------------  ----------------------  ----------------------
                                     FOR THE PERIOD                  FOR THE PERIOD      FOR THE PERIOD          FOR THE PERIOD
                                     SEPTEMBER 15,    FOR THE YEAR     DECEMBER 9,       SEPTEMBER 15,            SEPTEMBER 15,
                                     2005* THROUGH        ENDED       2004* THROUGH      2005* THROUGH            2005* THROUGH
                                     APRIL 30, 2006  APRIL 30, 2006  APRIL 30, 2005      APRIL 30, 2006          APRIL 30, 2006
                                    ---------------  --------------  --------------      --------------          --------------
OPERATIONS:
    Net investment income             $   290,043    $  15,812,670    $  2,874,452        $     275,802           $   1,849,152
    Net realized gain (loss) on
      Investments                         187,718       11,949,376      (1,810,498)             894,796               5,624,937
    Net unrealized appreciation/
      depreciation on Investments       1,209,826          955,503      (8,339,603)           1,464,853               8,485,813
                                      -----------    -------------    ------------        -------------           -------------
    Net increase (decrease) in
      net assets resulting
      from operations                   1,687,587       28,717,549      (7,275,649)           2,635,451              15,959,902
                                      -----------    -------------    ------------        -------------           -------------
    Undistributed net investment
      income included in price of
      units issued and redeemed              (770)         522,910              --                4,850                (246,561)
                                      -----------    -------------    ------------        -------------           -------------
DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
    Net investment income                (272,220)     (14,376,272)     (2,710,823)            (257,942)             (1,377,038)
                                      -----------    -------------    ------------        -------------           -------------
SHAREHOLDER TRANSACTIONS:
    Proceeds from shares sold          28,151,565      315,767,012     349,078,454           37,416,728             211,304,049
    Value of shares repurchased        (6,117,730)    (184,663,966)    (24,846,793)         (12,566,863)            (55,044,283)
    Net income equalization                   770         (522,910)             --               (4,850)                246,561
                                      -----------    -------------    ------------        -------------           -------------
    Net increase in net assets
      resulting from share
      transactions                     22,034,605      130,580,136     324,231,661           24,845,015             156,506,327
                                      -----------    -------------    ------------        -------------           -------------
      INCREASE IN NET ASSETS           23,449,202      145,444,323     314,245,189           27,227,374             170,842,630

NET ASSETS:
    Beginning of period                        --      314,245,189              --                   --                      --
                                      -----------    -------------    ------------        -------------           -------------
    End of period                     $23,449,202    $ 459,689,512    $314,245,189        $  27,227,374           $ 170,842,630
                                      ===========    =============    ============        =============           =============
    Undistributed net investment
      income                          $    16,670    $   1,587,278    $    150,880        $      17,860           $     472,257
                                      ===========    =============    ============        =============           =============
CHANGES IN SHARES OUTSTANDING:
    Shares sold                         1,900,000       20,900,000      23,500,000            2,500,000              13,500,000
    Shares repurchased                   (400,000)     (12,200,000)     (1,700,000)            (800,000)             (3,400,000)
    Shares outstanding,
      beginning of period                      --       21,800,000              --                   --                      --
                                      -----------    -------------    ------------        -------------           -------------
    Shares outstanding, end
      of period                         1,500,000       30,500,000      21,800,000            1,700,000              10,100,000
                                      ===========    =============    ============        =============           =============

*   Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

POWERSHARES DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                                                                 FOR THE PERIOD
                                                                                                               SEPTEMBER 15, 2005*
                                                                                                                     THROUGH
                                                                                                                 APRIL 30, 2006
                                                                                                               ------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                                            $ 14.84
                                                                                                                      -------
    Net investment income**                                                                                              0.17
    Net realized and unrealized gain on Investments                                                                      0.78
                                                                                                                      -------
       Total from operations                                                                                             0.95
                                                                                                                      -------
    Undistributed net investment income included in price of units issued and redeemed**                                   --(a)
                                                                                                                      -------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income**                                                                                             (0.16)
                                                                                                                      -------
    Net asset value at end of period                                                                                  $ 15.63
                                                                                                                      -------
TOTAL RETURN:***                                                                                                         6.45%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                                                       $23,449
    Ratio to average net assets of:
       Expenses, net of waivers                                                                                          0.67%+
       Expenses, prior to waivers                                                                                        1.02%+
       Net investment income, net of waivers                                                                             1.81%+
    Portfolio turnover rate                                                                                                 8%


POWERSHARES HIGH YIELD EQUITY DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                                                                  FOR THE PERIOD
                                                                                             FOR THE YEAR        DECEMBER 9, 2004*
                                                                                                ENDED                 THROUGH
                                                                                            APRIL 30, 2006        APRIL 30, 2005
                                                                                            --------------       ----------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                     $  14.41               $  14.79
                                                                                               --------               --------
    Net investment income**                                                                        0.53                   0.18
    Net realized and unrealized gain (loss) on Investments                                         0.59                  (0.39)
                                                                                               --------               --------
       Total from operations                                                                       1.12                  (0.21)
                                                                                               --------               --------
    Undistributed net investment income included in price of units issued and redeemed**           0 02                     --
                                                                                               --------               --------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income**                                                                       (0.48)                 (0.17)
                                                                                               --------               --------
    Net asset value at end of period                                                           $  15.07               $  14.41
                                                                                               --------               --------
TOTAL RETURN:***                                                                                   7.92%                 (1.44)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                                $459,690               $314,245
    Ratio to average net assets of:
       Expenses, net of waivers                                                                    0.61%                  0.60%+
       Expenses, prior to waivers                                                                  0.65%                  0.66%+
       Net investment income, net of waivers                                                       3.49%                  3.57%+
    Portfolio turnover rate ++                                                                        9%                    21%

*     Commencement of Investment Operations.
**    Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+     Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)   Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES HIGH GROWTH RATE DIVIDEND ACHIEVERS(TM) PORTFOLIO

                                                                                                                 FOR THE PERIOD
                                                                                                              SEPTEMBER 15, 2005*
                                                                                                                    THROUGH
                                                                                                                 APRIL 30, 2006
                                                                                                              -------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                                           $ 14.78
                                                                                                                     -------
    Net investment income**                                                                                             0.15
    Net realized and unrealized gain on Investments                                                                     1.24
                                                                                                                     -------
       Total from operations                                                                                            1.39
                                                                                                                     -------
    Undistributed net investment income included in price of units issued and redeemed**                                  --(a)
                                                                                                                     -------
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income**                                                                                            (0.15)
                                                                                                                     -------
    Net asset value at end of period                                                                                 $ 16.02
                                                                                                                     -------
TOTAL RETURN:***                                                                                                        9.39%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                                                      $27,227
    Ratio to average net assets of:
       Expenses, net of waivers                                                                                         0.66%+
       Expenses, prior to waivers                                                                                       1.00%+
       Net investment income, net of waivers                                                                            1.59%+
    Portfolio turnover rate ++                                                                                            20%+

POWERSHARES INTERNATIONAL DIVIDEND ACHIEVERS(TM) PORTFOLIO
                                                                                                                 FOR THE PERIOD
                                                                                                              SEPTEMBER 15, 2005*
                                                                                                                    THROUGH
                                                                                                                 APRIL 30, 2006
                                                                                                              -------------------
PER SHARE OPERATING PERFORMANCE:
    Net asset value at beginning of period                                                                          $  14.96
                                                                                                                    --------
    Net investment income**                                                                                             0.28
    Net realized and unrealized gain on Investments                                                                     1.84
                                                                                                                    --------
       Total from operations                                                                                            2.12
                                                                                                                    --------
    Undistributed net investment income included in price of units issued and redeemed**                                0.04
    DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income**                                                                                            (0.20)
                                                                                                                    --------
    Net asset value at end of period                                                                                $  16.92
                                                                                                                    --------
TOTAL RETURN:***                                                                                                       14.50%

RATIOS/SUPPLEMENTAL DATA:
    Net assets at end of period (000's omitted)                                                                     $170,843
    Ratio to average net assets of:
       Expenses, net of waivers                                                                                         0.62%+
       Expenses, prior to waivers                                                                                       0.69%+
       Net investment income, net of waivers                                                                            3.06%+
    Portfolio turnover rate ++                                                                                             8%

*     Commencement of Investment Operations.
**    Based on average shares outstanding.
***   Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+     Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)   Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES AEROSPACE & DEFENSE PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                          VALUE
---------                                                       -----------
             COMMON STOCKS--100.0%

             AEROSPACE/DEFENSE--50.0%
  11,732     Alliant Techsystems, Inc.*                         $   938,443
   7,072     Argon ST, Inc.*                                        235,003
  11,375     Armor Holdings, Inc.*                                  694,671
  75,963     Boeing Co.                                           6,339,112
  12,812     DRS Technologies, Inc.                                 711,450
   6,531     EDO Corp.                                              170,655
   8,166     Esterline Technologies Corp.*                          361,917
  17,727     GenCorp, Inc.*                                         346,386
  62,103     General Dynamics Corp.                               4,075,199
  39,605     Goodrich Corp.                                       1,762,423
   4,670     Herley Industries, Inc.*                                98,911
  39,149     L-3 Communications Holdings, Inc.                    3,198,473
  68,128     Lockheed Martin Corp.                                5,170,915
  13,253     Moog, Inc., Class A*                                   496,325
   5,069     MTC Technologies, Inc.*                                145,125
  55,298     Northrop Grumman Corp.                               3,699,436
  17,729     Orbital Sciences Corp.*                                277,459
  83,122     Raytheon Co.                                         3,679,811
  55,428     Rockwell Collins, Inc.                               3,170,482
  10,887     Teledyne Technologies, Inc.*                           396,396
   3,629     United Industrial Corp.                                238,425
 101,024     United Technologies Corp.                            6,345,316
                                                                -----------
                                                                 42,552,333
                                                                -----------
             AUTO MANUFACTURERS--1.7%
  23,679     Oshkosh Truck Corp.                                  1,449,155
                                                                -----------
             COMPUTERS--7.1%
  12,049     Anteon International Corp.*                            658,478
   9,711     CACI International, Inc., Class A*                     607,326
  59,998     Computer Sciences Corp.*                             3,512,882
   9,376     Intergraph Corp.*                                      412,732
   6,763     Mercury Computer Systems, Inc.*                        128,903
   3,645     SI International, Inc.*                                124,185
  17,743     SRA International, Inc., Class A*                      568,131
                                                                -----------
                                                                  6,012,637
                                                                -----------
             ELECTRONICS--6.7%
   2,634     American Science & Engineering, Inc.*                  225,760
  10,472     Cogent, Inc.*                                          171,322
   8,593     Cubic Corp.                                            197,553
  22,239     Flir Systems, Inc.*                                    543,744
  34,811     Garmin Ltd. (Cayman Islands)                         3,006,277
   5,275     OSI Systems, Inc.*                                     100,542
  19,933     Taser International, Inc.*                             213,283
  17,484     Trimble Navigation Ltd.*                               828,392
  27,345     Viisage Technology, Inc.*                              458,576
                                                                -----------
                                                                  5,745,449
                                                                -----------
             MEDIA--13.3%
 233,350     DIRECTV Group (The), Inc.*                           3,985,619
 115,040     EchoStar Communications Corp., Class A*              3,554,736
 446,718     Sirius Satellite Radio, Inc.*                        2,090,640
  82,984     XM Satellite Radio Holdings, Inc., Class A*          1,677,936
                                                                -----------
                                                                 11,308,931
                                                                -----------
             METAL FABRICATE/HARDWARE--3.4%
   4,508     Ladish Co., Inc.*                                      160,800
  43,130     Precision Castparts Corp.                            2,716,328
                                                                -----------
                                                                  2,877,128
                                                                -----------

             MISCELLANEOUS MANUFACTURING--10.8%
   8,626     Ceradyne, Inc.*                                        457,178
 128,866     Honeywell International, Inc.                        5,476,805
  58,860     ITT Industries, Inc.                                 3,309,698
                                                                -----------
                                                                  9,243,681
                                                                -----------
             PACKAGING & CONTAINERS--1.6%
  33,591     Ball Corp.                                           1,342,968
                                                                -----------
             SOFTWARE--0.4%
  10,645     Mantech International Corp.*                           351,604
                                                                -----------
             TELECOMMUNICATIONS--5.0%
  51,263     Andrew Corp.*                                          542,363
   3,760     Applied Signal Technology, Inc.                         67,492
   6,918     Essex Corp.*                                           147,561
  43,121     Harris Corp.                                         2,008,145
   4,746     KVH Industries, Inc.*                                   51,257
  39,445     PanAmSat Holding Corp.                                 980,208
   8,221     SafeNet, Inc.*                                         165,160
   8,825     ViaSat, Inc.*                                          265,897
                                                                -----------
                                                                  4,228,083
                                                                -----------
             TOTAL INVESTMENTS
             (Cost $76,808,272)--100.0%                          85,111,969
             Other assets less liabilities--0.0%                     23,562
                                                                -----------
             NET ASSETS--100.0%                                 $85,135,531
                                                                ===========

*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                  TOTAL
                                                   VALUE        NET ASSETS
                                                -----------     ----------
United States                                   $82,105,691        96.5%
Cayman Islands                                    3,006,278         3.5
                                                -----------       ------
Total value of investments                       85,111,969       100.0
Other assets less liabilities                        23,562         0.0
                                                -----------       ------
Net Assets                                      $85,135,531       100.0%
                                                ===========       ======

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
---------                                                       ------------
             COMMON STOCKS--99.7%

             CONSUMER DISCRETIONARY--4.8%
  109,486    Brilliance China Automotive Holdings Ltd. ADR      $  1,922,574
   67,371    China Automotive Systems, Inc.*                         639,964
  105,465    China Yuchai International Ltd.                         853,212
   44,505    Deswell Industries, Inc.                                423,243
  123,998    Focus Media Holding Ltd. ADR*                         7,488,239
                                                                ------------
                                                                  11,327,232
                                                                ------------
             CONSUMER STAPLES--0.1%
  150,739    New Dragon Asia Corp.*                                  295,448
                                                                ------------

             ENERGY--15.6%
  177,833    China Petroleum and Chemical Corp. ADR               11,434,662
  132,480    CNOOC Ltd. ADR                                       10,953,446
  132,524    PetroChina Co. Ltd. ADR                              14,895,698
                                                                ------------
                                                                  37,283,806
                                                                ------------
             FINANCIALS--4.5%
  198,739    China Life Insurance Co. Ltd. ADR*                   10,716,007
                                                                ------------
             HEALTH CARE--1.6%
   81,649    China Medical Technologies, Inc. ADR*                 2,057,555
  103,766    Sinovac Biotech Ltd.*                                   465,909
  212,905    Tiens Biotech Group USA, Inc.*                        1,247,623
                                                                ------------
                                                                   3,771,087
                                                                ------------
             INDUSTRIALS--9.7%
   82,995    51job, Inc. ADR*                                      2,089,814
  145,263    China Eastern Airlines Corp. Ltd. ADR                 2,164,419
   72,024    China Energy Savings Technology, Inc.*                  493,364
  261,102    China Southern Airlines Co. Ltd. ADR                  3,464,824
  258,782    Guangshen Railway Co. Ltd. ADR                        4,984,141
  285,761    Suntech Power Holdings Co. Ltd. ADR*                  9,798,745
                                                                ------------
                                                                  22,995,307
                                                                ------------
             INFORMATION TECHNOLOGY--24.6%
  404,969    ASAT Holdings Ltd. ADR*                                 380,671
  133,430    AsiaInfo Holdings, Inc.*                                631,124
   98,337    Baidu.com ADR*                                        5,699,613
  331,181    CDC Corp., Class A*                                   1,516,809
   59,300    China Finance Online Co. Ltd. ADR*                      363,509
   95,026    Comtech Group, Inc.*                                  1,231,537
   95,282    Ctrip.com International Ltd. ADR*                     4,287,233
   74,975    eLong, Inc. ADR*                                      1,045,901
   66,263    INTAC International, Inc.*                              909,791
  132,745    International DisplayWorks, Inc.*                       746,027
  102,602    KongZhong Corp. ADR*                                  1,396,413
  129,838    Nam Tai Electronics, Inc.                             2,931,742
  389,611    Netease.com, Inc. ADR*                                8,446,766
  104,430    Ninetowns Digital World Trade Holdings Ltd. ADR*        528,416
   35,688    PacificNet, Inc.*                                       269,444
   56,781    Radica Games Ltd.                                       607,557
1,091,288    Semiconductor Manufacturing International
               Corp. ADR*                                          8,261,050
  212,793    Shanda Interactive Entertainment Ltd. ADR*            2,630,121
  159,056    SINA Corp.*                                           4,207,031
  109,257    Sohu.com, Inc.*                                       3,031,882
   72,174    The9 Ltd. ADR*                                        2,164,498
  156,889    Tom Online, Inc. ADR*                                 3,937,914
  353,162    UTStarcom, Inc.*                                      2,454,476
  129,052    Webzen, Inc. ADR                                        967,890
                                                                ------------
                                                                  58,647,415
                                                                ------------
             MATERIALS--12.8%
   97,427    Aluminum Corp. of China Ltd. ADR                      9,567,331
  183,410    Sinopec Shanghai Petrochemical Co. Ltd. ADR          10,637,780
  241,067    Yanzhou Coal Mining Co. Ltd. ADR                     10,259,812
                                                                ------------
                                                                  30,464,923
                                                                ------------
             TELECOMMUNICATION SERVICES--21.3%
  524,221    China Mobile (Hong Kong) Ltd. ADR                    15,129,019
  293,665    China Netcom Group Corp. (Hong Kong) Ltd. ADR        10,845,048
  130,955    China Techfaith Wireless Communication
               Technology Ltd. ADR*                                1,782,298
  294,346    China Telecom Corp. Ltd. ADR                         10,349,205
1,266,047    China Unicom Ltd. ADR                                11,052,590
   65,277    Hurray! Holding Co. Ltd. ADR*                           569,868
   75,730    Linktone Ltd. ADR*                                      581,606
   54,127    Qiao Xing Universal Telephone, Inc.*                    499,051
                                                                ------------
                                                                  50,808,685
                                                                ------------
             UTILITIES--4.7%
  382,349    Huaneng Power International, Inc. ADR                11,202,826
                                                                ------------
             TOTAL INVESTMENTS
             (Cost $217,690,855)--99.7%                          237,512,736
             Other assets less liabilities--0.3%                     817,538
                                                                ------------
             NET ASSETS--100.0%                                 $238,330,274
                                                                ============

ADR American Depositary Receipt.
*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                   TOTAL
                                                    VALUE        NET ASSETS
                                                ------------    -----------
China                                           $100,040,213        42.1%
Cayman Islands                                    68,870,562        28.9
Hong Kong                                         47,980,103        20.1
United States                                     11,950,681         5.0
Virgin Islands                                     3,854,035         1.6
Bermuda                                            3,383,343         1.4
South Korea                                          967,890         0.4
Antigua                                              465,909         0.2
                                                ------------       -----
Total value of investments                       237,512,736        99.7
Other assets less liabilities                        817,538         0.3
                                                ------------       -----
Net Assets                                      $238,330,274       100.0%
                                                ============       =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES LUX NANOTECH PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
----------                                                      ------------
             COMMON STOCKS--100.0%

             AUTOMOBILE MANUFACTURERS--2.9%
    27,469   Toyota Motor Corp. ADR (Japan)                     $  3,217,444
                                                                ------------
             BIOTECHNOLOGY--4.5%
 1,250,878   BioSante Pharmaceuticals, Inc.*                       5,066,056
                                                                ------------
             CHEMICALS--12.8%
    44,885   Air Products & Chemicals, Inc.                        3,075,520
    38,292   BASF AG ADR (Germany)                                 3,276,264
    69,674   E.I. du Pont de Nemours & Co.                         3,072,623
   169,772   Symyx Technologies*                                   4,948,853
                                                                ------------
                                                                  14,373,260
                                                                ------------
             COMMERCIAL SERVICES--9.7%
 1,306,628   Altair Nanotechnologies, Inc. (Canada)*               5,422,506
   862,279   Arrowhead Research Corp.*                             5,475,472
                                                                ------------
                                                                  10,897,978
                                                                ------------
             COMPUTERS--10.1%
   609,194   Cambridge Display Technology, Inc.
               (United Kingdom)*                                   5,366,999
    92,095   Hewlett-Packard Co.                                   2,990,325
    35,830   International Business Machines Corp.                 2,950,242
                                                                ------------
                                                                  11,307,566
                                                                ------------
             ELECTRONICS--8.8%
   231,759   FEI Co.*                                              5,038,440
   293,174   NVE Corp.*                                            4,875,484
                                                                ------------
                                                                   9,913,924
                                                                ------------
             ENERGY-ALTERNATE SOURCES--3.7%
   121,839   Headwaters, Inc.*                                     4,103,538
                                                                ------------
             HEALTHCARE PRODUCTS--5.0%
 1,152,529   Immunicon Corp.*                                      5,681,968
                                                                ------------
             INVESTMENT COMPANIES--3.9%
   339,421   Harris & Harris Group, Inc.*                          4,388,714
                                                                ------------
             MISCELLANEOUS MANUFACTURING--9.4%
    38,709   3M Co.                                                3,306,910
    87,901   General Electric Co.                                  3,040,496
   593,021   Nanophase Technologies Corp.*                         4,269,751
                                                                ------------
                                                                  10,617,157
                                                                ------------
             PHARMACEUTICALS--22.0%
   163,215   Abraxis Bioscience, Inc.*                             5,098,837
   637,336   Accelrys, Inc.*                                       4,486,845
   332,681   Elan Corp. PLC ADR (Ireland)*                         4,893,738
   217,771   Flamel Technologies ADR (France)*                     4,398,974
   469,080   NUCRYST Pharmaceuticals Corp. (Canada)*               5,910,407
                                                                ------------
                                                                  24,788,801
                                                                ------------
             SEMICONDUCTORS--7.2%
   150,841   Intel Corp.                                           3,013,803
   211,012   Veeco Instruments, Inc.*                              5,053,738
                                                                ------------
                                                                   8,067,541
                                                                ------------
             TOTAL INVESTMENTS
             (Cost $104,015,102)--100.0%                         112,423,947
             Liabilities in excess of other assets--0.0%              (7,535)
                                                                ------------
             NET ASSETS--100.0%                                 $112,416,412
                                                                ============

ADR American Depositary Receipt.
*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                   TOTAL
                                                   VALUE         NET ASSETS
                                                ------------     ----------
United States                                   $ 79,937,615        71.1%
Canada                                            11,332,914        10.1
United Kingdom                                     5,366,999         4.8
Ireland                                            4,893,737         4.3
France                                             4,398,974         3.9
Germany                                            3,276,264         2.9
Japan                                              3,217,444         2.9
                                                ------------       -----
Total value of investments                       112,423,947       100.0
Liabilities in excess of other assets                 (7,535)       (0.0)
                                                ------------       -----
Net Assets                                      $112,416,412       100.0%
                                                ============       =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES VALUE LINE TIMELINESS(TM) SELECT PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
----------                                                      ------------
             COMMON STOCKS--100.0%

             CONSUMER DISCRETIONARY--6.1%
 153,116     Dress Barn (The), Inc.*                            $  3,872,304
  82,560     Home Depot (The), Inc.                                3,296,621
 162,232     Matsushita Electric Industrial Co.
               Ltd. ADR (Japan)                                    3,927,636
                                                                ------------
                                                                  11,096,561
                                                                ------------
             ENERGY--15.1%
 116,962     Chesapeake Energy Corp.                               3,705,356
  49,146     EOG Resources, Inc.                                   3,451,524
  69,016     Peabody Energy Corp.                                  4,407,362
  74,790     Petro-Canada (Canada)                                 3,678,172
  90,623     Tetra Technologies, Inc.*                             4,458,651
  63,406     Tidewater, Inc.                                       3,692,765
  79,006     Weatherford International Ltd. (Bermuda)*             4,181,788
                                                                ------------
                                                                  27,575,618
                                                                ------------
             FINANCIALS--5.8%
 140,287     E*TRADE Financial Corp.*                              3,490,341
  75,747     Investment Technology Group, Inc.*                    4,013,833
  51,038     Moody's Corp.                                         3,164,866
                                                                ------------
                                                                  10,669,040
                                                                ------------
             HEALTH CARE--8.6%
  51,251     Barr Pharmaceuticals, Inc.*                           3,103,248
 133,469     Biovail Corp. (Canada)*                               3,478,202
  38,741     Express Scripts, Inc.*                                3,027,222
  63,254     Medtronic, Inc.                                       3,170,290
  57,531     Varian Medical Systems, Inc.*                         3,013,474
                                                                ------------
                                                                  15,792,436
                                                                ------------
             INDUSTRIALS--24.5%
  77,665     C.H. Robinson Worldwide, Inc.                         3,444,443
  59,495     Ceradyne, Inc.*                                       3,153,235
 124,967     Columbus McKinnon Corp.*                              3,345,367
  71,309     Dover Corp.                                           3,547,623
  44,420     Expeditors International Washington, Inc.             3,802,796
 121,172     JLG Industries, Inc.                                  3,475,213
  61,432     Joy Global, Inc.                                      4,035,468
  67,310     McDermott International, Inc. (Panama)*               4,092,448
  73,745     MSC Industrial Direct Co., Inc., Class A              3,824,416
  73,038     Tennant Co.                                           3,714,713
  70,765     Thomas & Betts Corp.*                                 4,030,067
  67,126     Trinity Industries, Inc.                              4,262,500
                                                                ------------
                                                                  44,728,289
                                                                ------------
             INFORMATION TECHNOLOGY--35.7%
 105,985     Accenture Ltd. (Bermuda)                              3,080,984
  84,993     Advanced Micro Devices, Inc.*                         2,749,524
  95,357     Agilent Technologies, Inc.*                           3,663,616
  47,844     Apple Computer, Inc.*                                 3,367,739
  75,948     Broadcom Corp., Class A*                              3,122,222
 109,886     Citrix Systems, Inc.*                                 4,386,649
  75,781     Cymer, Inc.*                                          3,917,120
 106,050     Hewlett-Packard Co.                                   3,443,444
 233,685     Integrated Device Technology, Inc.*                   3,556,686
 122,208     Intersil Corp.                                        3,618,579
  54,681     Marvell Technology Group Ltd. (Bermuda)*              3,121,738
 225,844     MPS Group, Inc.*                                      3,604,470
 106,412     National Instruments Corp.                            3,370,068
 150,331     NVIDIA Corp.*                                         4,392,672
 132,083     Omnivision Technologies, Inc.*                        3,840,974
 102,841     Plexus Corp.*                                         4,479,754
  73,148     QUALCOMM, Inc.                                        3,755,418
  59,764     SanDisk Corp.*                                        3,814,736
                                                                ------------
                                                                  65,286,393
                                                                ------------
             MATERIALS--4.2%
  62,573     Eagle Materials, Inc.                                 4,145,461
  39,677     Reliance Steel & Aluminum Co.                         3,529,269
                                                                ------------
                                                                   7,674,730
                                                                ------------
             TOTAL INVESTMENTS
             (Cost $172,166,532)--100.0%                         182,823,067
             Liabilities in excess of other assets--(0.0%)           (13,530)
                                                                ------------
             NET ASSETS--100.0%                                 $182,809,537
                                                                ============

*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                   TOTAL
                                                   VALUE         NET ASSETS
                                                ------------     ----------
United States                                   $157,262,098        86.0%
Bermuda                                           10,384,510         5.7
Canada                                             7,156,374         3.9
Panama                                             4,092,448         2.2
Japan                                              3,927,637         2.2
                                                ------------       -----
Total investments                                182,823,067       100.0
Liabilities in excess of other assets                (13,530)       (0.0)
                                                ------------       -----
Net Assets                                      $182,809,537       100.0%
                                                ============       =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES WATER RESOURCES PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
----------                                                      ------------
             COMMON STOCKS--100.0%

             BIOTECHNOLOGY--3.9%
   519,535   Millipore Corp.*                                   $ 38,331,292
                                                                ------------
             CHEMICALS--0.9%
   138,731   Ashland, Inc.                                         9,131,274
                                                                ------------
             ELECTRIC--0.9%
   245,977   Suez SA ADR (France)                                  9,379,103
                                                                ------------
             ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
   114,219   Emerson Electric Co.                                  9,702,904
                                                                ------------
             ELECTRONICS--7.6%
   404,724   Badger Meter, Inc.                                   24,963,376
   164,088   Itron, Inc.*                                         11,002,100
 1,136,090   Watts Water Technologies, Inc., Class A              38,865,640
                                                                ------------
                                                                  74,831,116
                                                                ------------
             ENGINEERING & CONSTRUCTION--10.2%
 1,516,234   Insituform Technologies, Inc., Class A*              38,633,642
 1,263,461   Layne Christensen Co.*                               37,272,100
   578,244   URS Corp.*                                           24,904,969
                                                                ------------
                                                                 100,810,711
                                                                ------------
             ENVIRONMENTAL CONTROL--12.5%
 4,506,419   Calgon Carbon Corp.                                  33,753,078
 2,166,761   Nalco Holding Co.*                                   40,843,445
 5,099,544   Synagro Technologies, Inc.                           24,477,811
 1,294,413   Tetra Tech, Inc.*                                    25,150,445
                                                                ------------
                                                                 124,224,779
                                                                ------------
             HAND/MACHINE TOOLS--4.3%
   733,867   Franklin Electric Co., Inc.                          42,806,462
                                                                ------------
             HEALTHCARE - PRODUCTS--2.8%
   339,221   IDEXX Laboratories, Inc.*                            28,226,579
                                                                ------------
             MACHINERY - DIVERSIFIED--4.2%
   169,351   Flowserve Corp.*                                      9,741,070
   187,101   IDEX Corp.                                            9,504,731
   873,174   Lindsay Manufacturing Co.                            22,702,523
                                                                ------------
                                                                  41,948,324
                                                                ------------
             METAL FABRICATE/HARDWARE--3.3%
   601,061   Valmont Industries, Inc.                             32,307,029
                                                                ------------
             MISCELLANEOUS MANUFACTURING--19.1%
   127,468   3M Co.                                               10,889,591
   155,608   Ameron International Corp.                           10,221,890
   457,507   Danaher Corp.                                        29,330,774
   289,394   General Electric Co.                                 10,010,138
   656,836   ITT Industries, Inc.                                 36,933,889
 1,204,121   Pall Corp.                                           36,340,372
   925,237   Pentair, Inc.                                        35,418,072
   211,164   Roper Industries, Inc.                               10,021,843
   107,982   Siemens AG ADR (Germany)                             10,219,416
                                                                ------------
                                                                 189,385,985
                                                                ------------
             WATER--29.3%
 1,006,171   American States Water Co.                            40,156,285
 1,357,145   Aqua America, Inc.                                   32,435,766
   847,646   California Water Service Group                       36,033,431
 1,888,433   Companhia de Saneamento Basico do
              Estado de Sao Paulo ADR (Brazil)                    45,983,344
 1,346,719   Consolidated Water Co., Ltd.
              (Cayman Islands)                                    36,119,004
 2,270,536   Southwest Water Co.                                  34,671,085
 1,524,027   United Utilities PLC ADR
              (United Kingdom)                                    37,887,311
   444,542   Veolia Environnement ADR (France)                    26,623,620
                                                                ------------
                                                                 289,909,846
                                                                ------------
             TOTAL INVESTMENTS
             (Cost $930,014,484)--100.0%                         990,995,404
             Other assets less liabilities--0.0%                     212,642
                                                                ------------
             NET ASSETS--100.0%                                 $991,208,046
                                                                ============

ADR American Depositary Receipt.
*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                   TOTAL
                                                   VALUE         NET ASSETS
                                                ------------     ----------
United States                                   $824,783,606        83.2%
Brazil                                            45,983,344         4.7
United Kingdom                                    37,887,311         3.8
Cayman Islands                                    36,119,004         3.7
France                                            36,002,723         3.6
Germany                                           10,219,416         1.0
                                                ------------       -----
Total value of investments                       990,995,404       100.0
Other assets less liabilities                        212,642         0.0
                                                ------------       -----
Net Assets                                      $991,208,046       100.0%
                                                ============       =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
----------                                                      ------------
             COMMON STOCKS--100.0%

             AUTO PARTS & EQUIPMENT--3.2%
 3,171,782   IMPCO Technologies, Inc.*                          $ 22,963,702
                                                                ------------
             CHEMICALS--7.9%
   180,581   Air Products & Chemicals, Inc.                       12,373,410
   220,573   BOC Group PLC ADR (United Kingdom)                   12,473,403
   215,650   Praxair, Inc.                                        12,104,435
   784,482   Zoltek Cos., Inc.*                                   19,996,446
                                                                ------------
                                                                  56,947,694
                                                                ------------
             COMPUTERS--5.0%
 2,161,625   Echelon Corp.*                                       18,027,952
   923,577   Maxwell Technologies, Inc.*                          17,926,630
                                                                ------------
                                                                  35,954,582
                                                                ------------
             ELECTRIC--5.8%
   416,089   IDACORP, Inc.                                        14,167,830
   429,999   Ormat Technologies, Inc.                             14,710,266
   325,185   Scottish Power PLC ADR
              (United Kingdom)                                    13,228,526
                                                                ------------
                                                                  42,106,622
                                                                ------------
             ELECTRICAL COMPONENTS & EQUIPMENT--24.9%
 4,400,848   Active Power, Inc.*                                  20,904,029
   763,831   American Power Conversion Corp.                      16,987,601
 1,589,195   American Superconductor Corp.*                       17,417,577
 4,563,090   Capstone Turbine Corp.*                              17,248,480
 2,784,911   Distributed Energy Systems Corp.*                    17,572,788
   382,184   Energy Conversion Devices, Inc.*                     19,113,022
   696,846   Intermagnetics General Corp.*                        15,135,495
 4,516,660   Magnetek, Inc.*                                      18,021,473
   697,686   Medis Technologies Ltd.*                             20,651,507
 1,585,891   Ultralife Batteries, Inc.*                           17,365,506
                                                                ------------
                                                                 180,417,478
                                                                ------------
             ELECTRONICS--11.9%
   289,675   Itron, Inc.*                                         19,422,709
   206,314   KYOCERA Corp. ADR (Japan)                            19,368,758
 5,658,232   Mechanical Technology, Inc.*                         25,179,133
 4,248,343   UQM Technologies, Inc.*                              22,176,350
                                                                ------------
                                                                  86,146,950
                                                                ------------
             ENERGY-ALTERNATE SOURCES--26.6%
 2,407,759   Ballard Power Systems, Inc. (Canada)*                23,379,339
 1,164,170   Evergreen Solar, Inc.*                               16,158,680
 1,425,247   FuelCell Energy, Inc.*                               18,713,493
 4,891,843   Hydrogenics Corp. (Canada)*                          19,224,943
   770,076   MGP Ingredients, Inc.                                18,913,067
   590,865   Pacific Ethanol, Inc.*                               19,108,574
 3,388,163   Plug Power, Inc.*                                    20,328,978
 5,117,264   Quantum Fuel Systems Technologies
                Worldwide, Inc.*                                  21,697,198
   461,388   Sunpower Corp., Class A*                             17,726,527
   495,095   Suntech Power Holdings Co.
                Ltd. ADR (Cayman Islands)*                        16,976,808
                                                                ------------
                                                                 192,227,607
                                                                ------------
             SEMICONDUCTORS--14.7%
   525,837   Cree, Inc.*                                          15,680,459
 1,052,151   Cypress Semiconductor Corp.*                         18,054,911
 1,768,197   Emcore Corp.*                                        18,848,980
   421,082   International Rectifier Corp.*                       19,032,906
   478,738   MEMC Electronic Materials, Inc.*                     19,436,764
   716,930   Power Integrations, Inc.*                            15,177,408
                                                                ------------
                                                                 106,231,428
                                                                ------------
             TOTAL INVESTMENTS
             (Cost $642,551,299)--100.0%                         722,996,063
             Liabilities in excess of other assets--(0.0%)           (56,435)
                                                                ------------
             NET ASSETS--100.0%                                 $722,939,628
                                                                ============

ADR American Depositary Receipt.
*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                   TOTAL
                                                   VALUE         NET ASSETS
                                                ------------     ----------
United States                                   $618,344,285        85.5%
Canada                                            42,604,283         5.9
United Kingdom                                    25,701,929         3.6
Japan                                             19,368,758         2.7
Cayman Islands                                    16,976,808         2.3
                                                ------------       -----
Total value of investments                       722,996,063       100.0
Liabilities in excess of other assets                (56,435)       (0.0)
                                                ------------       -----
Net Assets                                      $722,939,628       100.0%
                                                ============       =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES ZACKS MICRO CAP PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
----------                                                      ------------
             COMMON STOCKS--99.8%

             CONSUMER DISCRETIONARY--14.9%
  17,294     Aftermarket Technology Corp.*                      $    440,997
  11,797     Aldila, Inc.                                            388,003
  19,831     Asbury Automotive Group, Inc.*                          382,143
  32,727     Audiovox Corp.*                                         397,306
   6,427     Avatar Holdings, Inc.*                                  392,497
  18,097     Bakers Footwear Group, Inc.*                            350,358
  19,619     Bassett Furniture Industries, Inc.                      361,774
  12,643     Benihana, Inc., Class A*                                453,378
   9,429     Blair Corp.                                             363,771
  12,093     Bon-Ton Stores (The), Inc.                              344,288
  81,437     Carriage Services, Inc.*                                381,940
   8,034     Cavco Industries, Inc.*                                 361,530
  18,266     Charlotte Russe Holdings, Inc.*                         394,546
  36,913     Cobra Electronics Corp.                                 427,083
  22,072     Delta Apparel, Inc.                                     377,210
  11,247     DXP Enterprises, Inc.*                                  451,005
  49,852     Franklin Covey Co.*                                     451,161
  24,270     Gaiam, Inc., Class A*                                   429,579
  35,306     G-III Apparel Group Ltd.*                               347,411
  69,556     Harris Interactive, Inc.*                               335,955
  43,890     Hartmarx Corp.*                                         377,454
  27,230     Haverty Furniture Cos., Inc.                            411,173
  57,843     Home Solutions of America, Inc.*                        550,665
  26,892     Iconix Brand Group, Inc.*                               462,542
  38,266     InfoSonics Corp.*                                       495,162
 159,576     Jameson Inns, Inc.*                                     389,365
  31,163     K2, Inc.*                                               367,412
  43,552     Krispy Kreme Doughnuts, Inc.*                           371,934
  13,869     Lifetime Brands, Inc.                                   410,800
  13,742     Lone Star Steakhouse & Saloon, Inc.                     374,607
  31,289     Luby's, Inc.*                                           371,088
  76,828     Main Street Restaurant Group, Inc.*                     376,457
  15,349     McCormick & Schmick's Seafood Restaurants, Inc.*        383,725
  15,349     Miller Industries, Inc.*                                417,800
  16,279     Mothers Work, Inc.*                                     423,905
  16,956     Movado Group, Inc.                                      333,525
  26,258     Multimedia Games, Inc.*                                 362,098
   7,949     National Presto Industries, Inc.                        479,325
  21,184     O'Charley's, Inc.*                                      359,069
  18,224     Palm Harbor Homes, Inc.*                                394,732
  26,681     Retail Ventures, Inc.*                                  429,564
  25,962     Rex Stores Corp.*                                       496,393
  28,330     Russell Corp.                                           512,773
  26,977     Ryan's Restaurant Group, Inc.*                          361,222
  32,516     Sands Regent (The)                                      429,211
  30,528     Sharper Image Corp.*                                    459,141
  15,645     Shoe Carnival, Inc.*                                    438,529
 130,316     Silverleaf Resorts, Inc.*                               448,287
  34,292     Source Interlink Cos., Inc.*                            371,382
  10,994     Steven Madden Ltd.*                                     585,321
  18,689     StoneMor Partners LP                                    385,180
  27,019     Stride Rite (The) Corp.                                 378,536
  20,211     Superior Industries International, Inc.                 380,371
  26,046     Syms Corp.                                              466,744
  88,456     Syntax-Brillian Corp.*                                  302,520
  49,852     Tweeter Home Entertainment Group, Inc.*                 426,235
  20,888     United Retail Group, Inc.*                              409,614
 100,253     Wilsons The Leather Experts, Inc.*                      390,987
                                                                ------------
                                                                  23,616,783
                                                                ------------
             CONSUMER STAPLES--3.0%
   4,989     Andersons (The), Inc.                                   521,350
  12,812     Imperial Sugar Co.                                      437,786
  21,945     Ingles Markets, Inc., Class A                           402,691
  11,628     J & J Snack Foods Corp.                                 398,259
  24,144     MGP Ingredients, Inc.                                   592,976
  37,378     Pathmark Stores, Inc.*                                  386,862
  49,048     PriceSmart, Inc.*                                       453,694
  65,370     Schiff Nutrition International, Inc.*                   390,913
  23,848     Smart & Final, Inc.*                                    404,224
  30,655     Spartan Stores, Inc.                                    423,346
  19,239     Wild Oats Markets, Inc.*                                330,526
                                                                ------------
                                                                   4,742,627
                                                                ------------
             ENERGY--4.9%
  13,869     Adams Resources & Energy, Inc.                          516,620
  28,668     Allis-Chalmers Energy, Inc.*                            445,787
  11,205     Arena Resources, Inc.*                                  401,139
   9,260     Atlas Pipeline Partners, LP                             387,994
  30,655     Bolt Technology Corp.*                                  465,956
  18,605     Callon Petroleum Co.*                                   384,007
  16,110     Castle Energy Corp.                                     374,880
   8,795     Copano Energy LLC                                       408,968
  14,165     Dawson Geophysical Co.*                                 410,785
  15,645     Edge Petroleum Corp.*                                   361,556
  34,799     Exploration Co. of Delaware (The), Inc.*                413,760
  31,332     Genesis Enery LP                                        383,817
   8,879     Hiland Partners LP                                      408,434
  12,516     Martin Midstream Partners LP                            387,245
  23,509     Mitcham Industries, Inc.*                               378,025
  14,419     NATCO Group, Inc.*                                      426,370
  45,158     Ngas Resources, Inc. (Canada)*                          381,585
  10,655     PHI, Inc.*                                              383,367
  24,651     T-3 Energy Services, Inc.*                              547,745
                                                                ------------
                                                                   7,868,040
                                                                ------------
             FINANCIALS--17.4%
  37,251     Affordable Residential Communities*                     341,964
  15,095     American Campus Communities, Inc.                       364,544
   8,161     American Physicians Capital, Inc.*                      394,340
  23,383     American Safety Insurance Holdings
               Ltd. (Bermuda)*                                       399,615
  49,725     Anworth Mortgage Asset Corp.                            401,281

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES ZACKS MICRO CAP PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
----------                                                      ------------
  14,503     Arbor Realty Trust, Inc.                           $    375,628
  11,755     ASTA Funding, Inc.                                      427,058
  36,871     Beverly Hills Bancorp, Inc.                             383,458
  34,630     Boykin Lodging Co.*                                     343,530
  20,296     Bristol West Holdings, Inc.                             374,664
  35,264     Capital Lease Funding, Inc.                             376,620
   4,101     Capital Southwest Corp.                                 401,898
  12,558     Capital Trust, Inc., Class A                            390,554
  24,693     Cedar Shopping Centers, Inc.                            364,222
  15,602     CentraCore Properties Trust                             374,448
  13,827     Citizens First Bancorp, Inc.                            444,537
  11,670     Columbia Banking Systems, Inc.                          393,863
  11,543     Community Trust Bancorp, Inc.                           386,691
   9,598     Crescent Banking Co.                                    384,880
  19,958     Donegal Group, Inc., Class A                            370,221
  38,774     Eagle Hospitality Properties Trust, Inc.                348,578
  25,539     Education Realty Trust, Inc.                            381,042
  14,038     EMC Insurance Group, Inc.                               410,612
  13,235     EZCORP, Inc., Class A*                                  419,550
  13,277     Federal Agricultural Mortgage Corp., Class C            381,979
  13,996     First Indiana Corp.                                     357,738
  14,757     First Merchants Corp.                                   367,744
  15,772     First Place Financial Corp.                             362,598
  13,827     First Potomac Realty Trust                              381,487
  14,714     First State Bancorporation                              379,180
  21,268     FirstBank NW Corp.                                      395,587
  10,359     FPIC Insurance Group, Inc.*                             413,842
  20,338     Franklin Bank Corp.*                                    394,761
  19,323     Gladstone Commercial Corp.                              383,562
  15,687     Gramercy Capital Corp.                                  389,508
   6,892     IBERIABANK Corp.                                        403,664
  17,717     Integrity Financial Corp.                               397,747
  24,524     Kite Realty Group Trust                                 374,481
  23,932     KNBT Bancorp, Inc.                                      403,254
  16,829     LTC Properties, Inc.                                    369,228
  48,203     Luminent Mortgage Capital, Inc.                         400,085
  32,516     MarketAxess Holdings, Inc.*                             362,879
  55,856     Meadowbrook Insurance Group, Inc.*                      399,370
  28,837     Medallion Financial Corp.                               383,820
  20,634     Mercer Insurance Group, Inc.*                           395,141
  61,564     MFA Mortgage Investments, Inc.                          422,329
  53,995     NetBank, Inc.                                           377,965
  35,687     NorthStar Realty Finance Corp.                          400,051
  13,108     NYMAGIC, Inc.                                           366,369
  38,266     Ocwen Financial Corp.*                                  422,839
  32,812     Partners Trust Financial Group, Inc.                    387,182
  42,368     Penn Treaty American Corp.*                             344,876
  11,882     PICO Holdings, Inc.*                                    389,373
  13,700     Placer Sierra Bancshares                                363,735
  38,393     PMA Capital Corp., Class A*                             375,484
  28,668     ProCentury Corp.                                        381,284
  30,148     Provident New York Bancorp                              394,034
  15,941     SCPIE Holdings, Inc.*                                   395,337
  22,452     SeaBright Insurance Holdings, Inc.*                     382,133
  26,469     Sizeler Property Investors, Inc.                        380,095
  17,590     Southwest Bancorp, Inc.                                 395,247
   8,964     Stifel Financial Corp.*                                 361,249
  14,968     SWS Group, Inc.                                         409,974
   9,979     Taylor Capital Group, Inc.                              389,181
  11,501     TierOne Corp.                                           391,724
  16,913     Tower Group, Inc.                                       434,325
  25,116     U.S. Global Investors, Inc., Class A*                   521,407
  17,082     United America Indemnity Ltd. (Cayman Islands)*         405,527
  25,920     Windrose Medical Properties Trust                       390,874
  34,376     Winston Hotels, Inc.                                    370,230
  73,911     Winthrop Realty Trust                                   393,207
                                                                ------------
                                                                  27,597,484
                                                                ------------
             HEALTH CARE--9.2%
  13,235     Air Methods Corp.*                                      364,360
  38,478     Albany Molecular Research, Inc.*                        384,780
  82,832     AMICAS, Inc.*                                           377,714
  51,501     AVI BioPharma, Inc.*                                    327,546
  75,644     Avigen, Inc.*                                           434,953
  54,249     BioScrip, Inc.*                                         300,539
  26,300     Bradley Pharmaceuticals, Inc.*                          390,292
  18,097     Candela Corp.*                                          420,755
  34,926     Capital Senior Living Corp.*                            383,487
  26,427     Collagenex Pharmaceuticals, Inc.*                       323,466
  20,211     Cross Country Healthcare, Inc.*                         366,223
  14,419     Cutera, Inc.*                                           379,508
  76,363     Encore Medical Corp.*                                   418,469
  85,200     Gene Logic, Inc.*                                       246,228
 127,357     Generex Biotechnology Corp.*                            338,770
  17,843     Greatbatch, Inc.*                                       437,154
  56,236     Hanger Orthopedic Group, Inc.*                          377,344
  47,272     HealthTronics, Inc.*                                    401,812
  13,869     Hi-Tech Pharmacal Co., Inc.*                            338,542
  19,746     Horizon Health Corp.*                                   412,691
  33,869     IntegraMed America, Inc.*                               392,203
 115,348     I-trax, Inc.*                                           369,114
  11,586     Kendle International, Inc.*                             435,054
  16,786     Matrixx Initiatives, Inc.*                              273,276
  24,482     Merge Technologies, Inc.*                               309,452
  11,797     Molecular Devices Corp.*                                377,504
  16,829     National Dentex Corp.*                                  397,838
  19,070     Natus Medical, Inc.*                                    381,209
  49,006     Novavax, Inc.*                                          265,613
  27,822     Pediatric Services of America, Inc.*                    383,944
  30,359     Quidel Corp.*                                           347,611
 105,665     Repligen Corp.*                                         368,771
  21,268     Res-Care, Inc.*                                         436,632

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES ZACKS MICRO CAP PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
----------                                                      ------------
  98,985     Rita Medical Systems, Inc.*                        $    407,818
  73,361     Savient Pharmaceuticals, Inc.*                          410,088
  17,251     Symbion, Inc.*                                          396,946
  55,687     Synergetics USA, Inc.*                                  458,304
  11,459     Vital Images, Inc.*                                     383,074
  14,841     Zoll Medical Corp.*                                     393,287
                                                                ------------
                                                                  14,612,371
                                                                ------------
             INDUSTRIALS--17.7%
   5,328     Ameron International Corp.                              349,996
  19,535     Ampco-Pittsburgh Corp.                                  574,915
   9,894     Amrep Corp.*                                            462,545
  15,898     AZZ, Inc.*                                              381,552
   6,850     Badger Meter, Inc.                                      422,508
  62,748     Baldwin Technology Company, Inc., Class A               387,783
  14,461     Barrett Business Services, Inc.*                        382,060
  23,467     Bowne & Co., Inc.                                       368,667
  23,805     BTU International, Inc.*                                481,099
 107,399     Capstone Turbine Corp.*                                 405,968
   7,400     Cascade Corp.                                           307,100
  48,879     CBIZ, Inc.*                                             407,651
  13,573     CDI Corp.                                               384,795
  17,843     Celadon Group, Inc.*                                    485,151
  24,440     Central Parking Corp.                                   372,710
  51,120     China Yuchai International Ltd. (Bermuda)*              413,561
  13,404     CIRCOR International, Inc.                              406,141
  14,503     Columbus McKinnon Corp.*                                388,245
  28,964     Comfort Systems USA, Inc.                               441,991
  32,051     Cronos Group (The) (Luxembourg)                         408,650
  55,053     Distributed Energy Systems Corp.*                       347,384
  17,632     Ducommun, Inc.*                                         420,700
  26,765     ENGlobal Corp.*                                         274,341
  20,042     Ennis, Inc.                                             394,827
  16,152     First Advantage Corp., Class A*                         435,296
  50,782     Frontier Airlines Holdings, Inc.                        344,302
  11,797     Gehl Co.*                                               423,276
  24,313     Hardinge, Inc.                                          391,439
  18,731     Herley Industries, Inc.*                                396,723
  14,376     Hurco Cos., Inc.                                        446,375
   6,892     Insteel Industries, Inc.                                257,485
   9,514     International Aluminum Corp.                            404,345
  25,370     International Shipholding Corp.*                        350,613
  15,560     Kaman Corp.                                             378,108
  32,093     Key Technology, Inc.*                                   394,423
  13,488     Ladish Co., Inc.*                                       481,117
  14,038     Lamson & Sessions (The) Co.*                            353,056
  11,670     Layne Christensen Co.*                                  344,265
  21,564     LMI Aerospace, Inc.*                                    378,879
  22,960     LSI Industries, Inc.                                    383,662
  27,399     M F Worldwide Corp.*                                    387,696
  32,981     Mac-Gray Corp.*                                         392,474
  16,025     Maritrans, Inc.                                         384,440
  21,607     Marten Transport Ltd.*                                  470,600
  34,165     Mesa Air Group, Inc.*                                   359,757
  35,602     On Assignment, Inc.*                                    462,826
  15,856     PAM Transportation Services*                            428,112
   5,666     Patriot Transportation Holding, Inc.*                   444,894
  24,905     Portec Rail Products, Inc.                              403,710
  17,970     Powell Industries, Inc.*                                441,882
  14,080     PW Eagle, Inc.                                          429,722
  36,659     RailAmerica, Inc.*                                      418,646
  26,385     Republic Airways Holdings, Inc.*                        448,545
  22,241     Rush Enterprises, Inc., Class A*                        424,136
  13,446     SCS Transportation, Inc.*                               353,226
  93,107     Sitel Corp.*                                            411,533
  37,590     Spherion Corp.*                                         397,702
  18,013     Sterling Construction Co., Inc.*                        499,861
  18,309     Sun Hydraulics Corp.                                    385,954
  15,349     Superior Essex, Inc.*                                   429,158
  52,642     Supreme Industries, Inc., Class A                       393,236
  11,755     Team, Inc.                                              369,107
   7,484     Tennant Co.                                             380,636
  12,600     Todd Shipyards Corp.                                    388,584
  24,566     Tredegar Corp.                                          394,530
   8,837     Triumph Group, Inc.*                                    415,869
  14,376     Twin Disc, Inc.                                         479,727
  15,898     USA Truck, Inc.*                                        348,961
  12,812     Volt Information Sciences, Inc.*                        402,041
  39,831     World Air Holdings, Inc.*                               363,259
                                                                ------------
                                                                  28,144,528
                                                                ------------
             INFORMATION TECHNOLOGY--27.6%
  37,378     24/7 Real Media, Inc.*                                  378,265
  44,313     Acacia Research - Acacia Technologies*                  494,976
  30,444     Access Integrated Technologies,
              Inc., Class A*                                         407,950
  24,524     Actel Corp.*                                            394,101
  44,524     Advanced Digital Information Corp.*                     378,009
  27,653     Advanced Energy Industries, Inc.*                       433,876
  51,247     Agile Software Corp.*                                   357,192
  25,962     Agilysys, Inc.                                          375,930
  49,513     ANADIGICS, Inc.*                                        443,141
  20,084     Anaren, Inc.*                                           412,525
  60,803     Answersthink, Inc.*                                     355,090
  20,127     Applied Films Corp.*                                    441,184
 121,817     Art Technology Group, Inc.*                             345,960
  78,181     AsiaInfo Holdings, Inc.*                                369,796
  33,319     Astea International, Inc.*                              279,550
 101,014     AXT, Inc.*                                              422,239
  63,467     Bell Microproducts, Inc.*                               412,536
  33,319     CalAmp Corp.*                                           448,807
  88,879     CDC Corp., Class A (Cayman Islands)*                    407,066
 102,071     Centillium Communications, Inc.*                        381,746
  54,672     ChipMOS Technologies Ltd. (Bermuda)*                    394,185

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES ZACKS MICRO CAP PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
---------                                                       ------------
 112,050     Chordiant Software, Inc.*                          $    374,247
  61,268     Ciber, Inc.*                                            419,686
  16,321     Click Commerce, Inc.*                                   348,780
  18,435     Cohu, Inc.                                              353,768
  78,181     Computer Horizons Corp.*                                427,650
  29,218     CTS Corp.                                               412,266
  29,725     DayStar Technologies, Inc.*                             376,021
  55,053     Dot Hill Systems Corp.*                                 250,491
  76,067     ECtel Ltd. (Israel)*                                    416,847
  59,788     Edgewater Technology, Inc.*                             463,357
  36,237     EFJ, Inc.*                                              370,342
  38,266     Emcore Corp.*                                           407,916
  21,691     EMS Technologies, Inc.*                                 416,467
  20,592     EPIQ Systems, Inc.*                                     358,507
  27,484     ePlus, Inc.*                                            385,601
  27,399     Exar Corp.*                                             397,012
  49,683     Exfo Electro-Optical Engineering, Inc. (Canada)*        374,113
  17,505     Forrester Research, Inc.*                               428,873
  37,801     Gerber Scientific, Inc.*                                391,996
  68,837     GigaMedia Ltd. (Singapore)*                             569,282
  74,460     Glenayre Technologies, Inc.*                            411,764
  35,391     GSI Group, Inc. (Canada)*                               354,264
  42,029     Hypercom Corp.*                                         381,623
  14,503     Integral Systems, Inc.                                  419,282
  58,900     Integrated Silicon Solutions, Inc.*                     389,329
  41,522     Internet Capital Group, Inc.*                           388,231
  43,509     Interwoven, Inc.*                                       441,616
  13,573     Intevac, Inc.*                                          381,401
  48,795     iPass, Inc.*                                            405,974
  27,061     JDA Software Group, Inc.*                               369,653
  78,054     Kopin Corp.*                                            433,980
  35,222     Lightbridge, Inc.*                                      448,024
  16,321     LoJack Corp.*                                           360,857
 181,014     Manugistics Group, Inc.*                                439,864
  84,651     McDATA Corp., Class A*                                  408,864
  31,797     Merix Corp.*                                            366,937
  35,898     Methode Electronics, Inc.                               351,800
  17,674     Micronetics, Inc.*                                      272,180
  44,143     Monolithic System Technology, Inc.*                     382,720
  24,482     MRO Software, Inc.*                                     465,648
  28,245     Nanometrics, Inc.*                                      389,216
  23,552     Napco Security Systems, Inc.*                           359,639
  13,192     Neoware, Inc.*                                          285,871
  42,960     Netscout Systems, Inc.*                                 412,416
 126,130     Network Engines, Inc.*                                  292,622
  10,613     NovAtel, Inc. (Canada)*                                 365,299
  45,962     NU Horizons Electronics Corp.*                          389,758
  30,063     Online Resources Corp.*                                 389,917
  14,334     Open Solutions, Inc.*                                   390,171
  22,537     Oplink Communications, Inc.*                            434,513
 126,934     Optical Communication Products, Inc.*                   308,450
  18,520     OSI Systems, Inc.*                                      352,991
   6,638     OYO Geospace Corp.*                                     386,597
  45,750     Pacific Internet Ltd. (Singapore)*                      401,228
  22,029     PAR Technology Corp.*                                   368,765
  13,235     Park Electrochemical Corp.                              409,888
  41,057     PC-Tel, Inc.*                                           433,562
  41,564     Pegasus Solutions, Inc.*                                392,364
  47,907     Pegasystems, Inc.*                                      380,861
  45,962     Perceptron, Inc.*                                       364,754
  39,661     Pericom Semiconductor Corp.*                            387,091
  23,129     Planar Systems, Inc.*                                   376,540
  41,184     PLATO Learning, Inc.*                                   411,840
  45,750     Qiao Xing Universal Telephone, Inc.
              (British Virgin Islands)*                              421,815
  19,704     RadiSys Corp.*                                          416,937
  21,903     RADVision Ltd. (Israel)*                                382,207
  24,482     Radyne Corp.*                                           374,330
  40,127     Relm Wireless Corp.*                                    381,608
 158,308     Safeguard Scientifics, Inc.*                            408,435
  11,120     SI International, Inc.*                                 378,858
  89,260     Silicon Storage Technology, Inc.*                       407,918
  55,137     SonicWALL, Inc.*                                        468,113
  12,347     SPSS, Inc.*                                             430,416
  32,981     Stellent, Inc.*                                         422,487
  48,330     Stratos International, Inc.*                            371,174
  10,402     Supertex, Inc.*                                         401,725
  27,569     Sykes Enterprises, Inc.*                                446,342
  21,057     SYNNEX Corp.*                                           399,030
 100,507     Terabeam, Inc.*                                         315,592
  21,142     TESSCO Technologies, Inc.*                              412,267
  26,258     Tollgrade Communications, Inc.*                         301,179
  79,450     Triquint Semiconductor, Inc.*                           431,414
  26,977     TTM Technologies, Inc.*                                 438,646
  15,983     Ultratech, Inc.*                                        313,906
  26,511     Vignette Corp.*                                         420,199
  22,325     Viisage Technology, Inc.*                               374,390
  76,659     WatchGuard Technologies, Inc.*                          398,627
  46,427     webMethods, Inc.*                                       444,306
  66,723     White Electronic Designs Corp.*                         382,323
 145,877     Zhone Technologies, Inc.*                               353,022
  23,974     Zygo Corp.*                                             430,813
                                                                ------------
                                                                  43,963,789
                                                                ------------
             MATERIALS--3.5%
  13,235     A. M. Castle & Co.                                      477,784
  36,110     Charles & Colvard Ltd.*                                 426,459
  69,809     Core Molding Technologies, Inc.                         375,572
  78,181     ICO, Inc.                                               445,632
  15,264     Innospec, Inc.                                          383,737
  24,440     Myers Industries, Inc.                                  432,588
  33,488     North American Palladium Ltd. (Canada)*                 369,708
  12,896     Northwest Pipe Co.*                                     380,303

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES ZACKS MICRO CAP PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
---------                                                       ------------
  12,939     Olympic Steel, Inc.                                $    407,708
  26,089     Rock-Tenn Co., Class A                                  414,032
  14,630     Ryerson Tull, Inc.                                      429,829
   1,405     Schweitzer-Mauduit International, Inc.                   34,015
   4,803     Steel Dynamics, Inc.                                    299,899
  16,110     Steel Technologies, Inc.                                374,235
  27,019     US Concrete, Inc.*                                      370,701
                                                                ------------
                                                                   5,622,202
                                                                ------------
             TELECOMMUNICATION SERVICES--0.8%
  77,124     @Road, Inc.*                                            433,437
  28,752     CT Communications, Inc.                                 408,278
  45,835     Talk America Holdings, Inc.*                            417,557
                                                                ------------
                                                                   1,259,272
                                                                ------------
             UTILITIES--0.8%
  10,486     American States Water Co.                               418,496
  17,590     Empire District Electric (The) Co.                      400,173
  24,524     Southwest Water Co.                                     374,481
                                                                ------------
                                                                   1,193,150
                                                                ------------

             TOTAL INVESTMENTS
             (Cost $146,502,079)--99.8%                          158,620,246
             Other assets less liabilities--0.2%                     355,335
                                                                ------------
             NET ASSETS--100.0%                                 $158,975,581
                                                                ============

*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                   TOTAL
                                                   VALUE         NET ASSETS
                                                ------------     ----------
United States                                   $152,155,294        95.7%
Canada                                             1,844,969         1.2
Bermuda                                            1,207,361         0.8
Singapore                                            970,510         0.6
Cayman Islands                                       812,593         0.5
Israel                                               799,054         0.5
British Virgin Islands                               421,815         0.3
Luxembourg                                           408,650         0.2
                                                ------------       -----
Total value of investments                       158,620,246        99.8
Other assets less liabilities                        355,335         0.2
                                                ------------       -----
Net Assets                                      $158,975,581       100.0%
                                                ============       =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES ZACKS SMALL CAP PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
---------                                                       ------------
             COMMON STOCKS--99.9%

             CONSUMER DISCRETIONARY--19.4%
  10,890     American Greetings Corp., Class A                  $    245,243
   5,632     Arbitron, Inc.                                          200,837
   9,504     Arctic Cat, Inc.                                        205,572
  16,588     Big Lots, Inc.*                                         239,697
  13,678     Bluegreen Corp.*                                        168,650
   8,426     Bob Evans Farms, Inc.                                   243,343
   7,618     Brown Shoe Co., Inc.                                    289,713
   7,260     Build-A-Bear-Workshop, Inc.*                            234,498
   5,540     Building Material Holding Corp.                         185,147
   3,278     Carter's, Inc.*                                         220,806
  16,340     Champion Enterprises, Inc.*                             249,348
  14,256     CKE Restaurants, Inc.                                   225,672
  10,868     Coldwater Creek, Inc.*                                  303,869
  11,194     Dolby Laboratories, Inc.*                               263,507
   8,338     DreamWorks Animation SKG, Inc., Class A*                225,960
   9,724     Dress Barn (The), Inc.*                                 245,920
  31,476     Entravision Communications Corp.*                       263,769
  18,584     Fleetwood Enterprises, Inc.*                            174,690
   5,302     Guess ?, Inc.*                                          210,118
   4,178     IHOP Corp.                                              200,210
   7,038     K-Swiss, Inc., Class A                                  201,850
  21,644     Lin TV Corp., Class A*                                  191,333
   7,194     Lithia Motors, Inc., Class A                            243,805
   9,878     LKQ Corp.*                                              207,833
   7,018     MarineMax, Inc.*                                        229,910
  14,606     Nautilus, Inc.                                          239,538
  11,790     New York & Co., Inc.*                                   183,570
   4,662     Nutri/System, Inc.*                                     316,363
   3,916     Pantry (The), Inc.*                                     259,200
  12,628     PetMed Express, Inc.*                                   203,311
   6,204     Phillips-Van Heusen Corp.                               249,401
  10,252     Priceline.com, Inc.*                                    250,559
  17,292     Retail Ventures, Inc.*                                  278,401
  14,586     Salem Communications Corp., Class A*                    222,874
  27,542     Sinclair Broadcast Group, Inc., Class A                 216,205
  11,462     Sotheby's Holdings, Class A*                            343,745
   7,832     Stamps.com, Inc.*                                       220,862
  13,184     Stein Mart, Inc.                                        208,307
   5,874     Steiner Leisure Ltd. (Bahamas)*                         253,287
   9,702     Technical Olympic USA, Inc.                             203,742
   8,688     TRW Automotive Holdings Corp.*                          192,700
   9,702     Tupperware Brands Corp.                                 204,712
  17,796     ValueVision Media, Inc., Class A*                       222,450
   7,434     VistaPrint Ltd. (Bermuda)*                              237,739
   5,764     Volcom, Inc.*                                           205,602
  11,242     Warner Music Group Corp.                                297,463
   2,156     William Lyon Homes, Inc.*                               215,708
  15,136     World Wrestling Entertainment, Inc.                     262,458
   9,064     Zumiez, Inc.*                                           294,580
                                                                ------------
                                                                  11,454,077
                                                                ------------
             CONSUMER STAPLES--1.6%
   8,888     Casey's General Stores, Inc.                            190,114
   4,554     Central Garden & Pet Co.*                               224,330
  11,682     Inter Parfums Inc                                       221,374
   6,248     Longs Drug Stores Corp.                                 296,218
                                                                ------------
                                                                     932,036
                                                                ------------
             ENERGY--4.0%
   5,602     Bill Barrett Corp.*                                     168,284
   3,630     Dril-Quip, Inc.*                                        261,287
   4,598     GMX Resources, Inc.*                                    193,622
   5,648     Hornbeck Offshore Services, Inc.*                       202,820
  28,066     Input/Output, Inc.*                                     282,906
   7,172     Pacific Energy Partners LP                              228,428
  10,868     Parallel Petroleum Corp.*                               251,051
  18,282     Parker Drilling Co.*                                    153,569
   3,476     Penn Virginia Corp.                                     251,245
   6,270     RPC, Inc.                                               173,616
  14,586     USEC, Inc.*                                             185,242
                                                                ------------
                                                                   2,352,070
                                                                ------------
             FINANCIALS--13.9%
   7,854     American Home Mortgage Investment Corp.                 272,691
   4,576     American Physicians Capital, Inc.*                      221,112
   8,360     Cash America International, Inc.                        274,877
   6,028     City Holding Co.                                        218,093
   9,658     Community Bank System, Inc.                             198,279
   5,588     CompuCredit Corp.*                                      223,241
   3,476     Corus Bankshares, Inc.                                  232,683
   4,752     Delphi Financial Group, Inc., Class A                   248,957
   3,410     Downey Financial Corp.                                  244,770
  11,766     Encore Capital Group, Inc.*                             173,784
  13,260     F.N.B. Corp.                                            222,503
   8,126     First Indiana Corp.                                     207,701
   5,896     First Republic Bank                                     256,594
   6,044     FPIC Insurance Group, Inc.*                             241,458
   3,850     Greenhill & Co., Inc.                                   273,042
   8,096     Harleysville Group, Inc.                                242,880
  13,222     Housevalues, Inc.*                                      121,775
   4,950     Investment Technology Group, Inc.*                      262,301
  10,378     Irwin Financial Corp.                                   190,540
  19,574     Knight Capital Group, Inc., Class A*                    328,060
  19,838     LaBranche & Co., Inc.*                                  280,311
   3,316     LandAmerica Financial Group, Inc.                       230,064
   6,136     Lazard Ltd., Class A (Bermuda)                          272,438
  12,430     Nara Bancorp, Inc.                                      233,684
  22,000     Ocwen Financial Corp.*                                  243,100
   7,436     Ohio Casualty Corp.                                     220,477
  14,870     Phoenix (The) Cos., Inc.                                225,875
   4,972     Piper Jaffray Cos., Inc.*                               347,542
   8,017     Raymond James Financial, Inc.                           243,316
   3,872     Selective Insurance Group, Inc.                         215,516
  12,760     Tradestation Group, Inc.*                               203,394

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES ZACKS SMALL CAP PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                           VALUE
---------                                                       ------------
  8,096      Trammell Crow Co.*                                 $    315,177
  4,994      Unitrin, Inc.                                           243,957
  6,732      Whitney Holding Corp.                                   239,390
                                                                ------------
                                                                   8,169,582
                                                                ------------
             HEALTH CARE--11.9%
  5,060      Adams Respiratory Therapeutics, Inc.*                   217,023
 27,186      Align Technology, Inc.*                                 238,965
  6,600      Alpharma, Inc., Class A                                 173,250
  8,294      American Retirement Corp.*                              210,668
  6,132      Aspect Medical Systems, Inc.*                           174,517
 10,162      Bentley Pharmaceuticals, Inc.*                          129,057
  5,192      Computer Programs & Systems, Inc.                       245,166
 14,800      Connetics Corp.*                                        224,220
 14,342      First Horizon Pharmaceutical Corp.*                     319,397
  8,228      Given Imaging Ltd. (Israel)*                            192,864
  8,756      Greatbatch, Inc.*                                       214,522
  4,576      Hillenbrand Industries, Inc.                            235,023
  4,398      Hologic, Inc.*                                          209,653
  5,368      Kyphon, Inc.*                                           223,040
  8,426      Laserscope*                                             200,202
  4,026      LCA-Vision, Inc.                                        226,100
  9,828      LifeCell Corp.*                                         265,749
  9,195      Martek Biosciences Corp.*                               273,092
  8,332      Merge Technologies, Inc.*                               105,316
  6,028      Myogen, Inc.*                                           199,286
  6,468      Neurometrix, Inc.*                                      243,973
 20,832      OraSure Technologies, Inc.*                             223,527
 24,392      Pain Therapeutics, Inc.*                                225,870
  8,930      Per-Se Technologies, Inc.*                              249,594
 13,792      Pharmion Corp.*                                         267,013
  8,008      Syneron Medical Ltd. (Israel)*                          207,167
 18,114      Tanox, Inc.*                                            291,454
  8,932      Thoratec Corp.*                                         160,865
 12,358      TriZetto Group (The), Inc.*                             194,268
  5,720      United Surgical Partners International, Inc.*           188,817
  3,476      United Therapeutics Corp.*                              206,996
  8,690      Ventiv Health, Inc.*                                    261,048
                                                                ------------
                                                                   6,997,702
                                                                ------------
             INDUSTRIALS--20.1%
  5,170      A.O. Smith Corp.                                        245,161
 11,704      ABM Industries, Inc.                                    201,309
 13,706      AirTran Holdings, Inc.*                                 191,610
  2,838      AMERCO*                                                 296,401
  3,410      American Science & Engineering, Inc.*                   292,271
  5,214      Applied Industrial Technologies, Inc.                   216,642
  6,688      ASV, Inc.*                                              167,200
  6,534      Beacon Roofing Supply, Inc.*                            241,758
 15,048      BlueLinx Holdings, Inc.                                 227,977
  5,632      Brady Corp., Class A                                    202,583
  8,932      Builders FirstSource, Inc.*                             192,485
  4,378      Cascade Corp.                                           181,687
 37,750      CBIZ, Inc.*                                             314,835
  6,512      CLARCOR, Inc.                                           227,920
  4,466      Consolidated Graphics, Inc.*                            233,527
  4,372      CoStar Group, Inc.*                                     246,799
  4,510      DRS Technologies, Inc.                                  250,440
  5,984      Dynamic Materials Corp.                                 228,529
  5,412      EMCOR Group, Inc.*                                      270,871
  8,734      Encore Wire Corp.*                                      366,216
  7,194      EnPro Industries, Inc.*                                 265,315
  4,598      ESCO Technologies, Inc.*                                233,119
  4,576      Florida East Coast Industries, Inc.                     255,798
  5,192      Franklin Electric, Co., Inc.                            302,849
  5,648      GATX Corp.                                              264,326
  9,108      General Cable Corp.*                                    287,540
  3,828      Genlyte Group, Inc.*                                    263,787
  6,666      Heidrick & Struggles International, Inc.*               241,043
  5,280      Hub Group, Inc., Class A*                               259,618
 17,154      JetBlue Airways Corp.*                                  176,000
  8,228      JLG Industries, Inc.                                    235,979
  8,272      Laidlaw International, Inc.                             204,732
  6,732      Manitowoc Co. (The), Inc.                               333,840
 17,264      Orbital Sciences Corp.*                                 270,182
  7,832      PHH Corp.*                                              218,356
 12,582      Pike Electric Corp.*                                    240,694
 20,322      Spherion Corp.*                                         215,007
  6,754      Teledyne Technologies, Inc.*                            245,913
 19,270      TeleTech Holdings, Inc.*                                247,427
  5,058      Toro (The) Co.                                          250,118
  5,280      Triumph Group, Inc.*                                    248,477
 10,884      UAP Holding Corp.                                       224,863
  4,906      United Industrial Corp.                                 322,324
  7,700      US Airways Group, Inc.*                                 333,102
  7,920      Viad Corp.                                              260,330
 13,332      Vicor Corp.                                             275,039
  4,752      WESCO International, Inc.*                              356,399
                                                                ------------
                                                                  11,828,398
                                                                ------------
             INFORMATION TECHNOLOGY--17.9%
 39,840      Adaptec, Inc.*                                          220,315
  8,050      Advent Software, Inc.*                                  283,360
 10,862      Agilysys, Inc.                                          157,282
  6,380      Ansoft Corp.*                                           281,868
  8,602      aQuantive, Inc.*                                        215,566
 23,538      Ariba, Inc.*                                            217,491
 12,364      ASM International N.V. (Netherlands)*                   238,007
 17,180      AudioCodes Ltd. (Israel)*                               233,992
 34,709      Borland Software Corp.*                                 177,016
  8,206      Checkpoint Systems, Inc.*                               216,228
  7,898      Cohu, Inc.                                              151,563
 10,184      CommScope, Inc.*                                        336,582
 14,872      Covansys Corp.*                                         258,773
  6,534      Digital River, Inc.*                                    284,490

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES ZACKS SMALL CAP PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                          VALUE
---------                                                       -----------
  26,790     ECI Telecom Ltd. (Israel)*                         $   286,117
   9,036     Electro Scientific Industries, Inc.*                   180,991
   4,730     Equinix, Inc.*                                         311,707
   7,898     FileNET Corp.*                                         219,722
  16,010     Gartner, Inc.*                                         224,460
   8,244     Gevity HR, Inc.                                        211,788
   9,262     InfoSpace, Inc.*                                       236,459
   9,150     Interdigital Communications Corp.*                     231,678
   6,182     Intermec, Inc.*                                        163,761
   4,658     Itron, Inc.*                                           312,319
  29,588     iVillage, Inc.*                                        250,314
  16,780     IXYS Corp.*                                            169,646
  30,156     Lawson Software, Inc.*                                 231,598
   8,580     LoJack Corp.*                                          189,704
   9,262     Marchex, Inc., Class B*                                201,541
  19,090     MasTec, Inc.*                                          235,380
  11,858     Mercury Computer Systems, Inc.*                        226,013
  24,792     MIPS Technologies, Inc.*                               183,709
  14,668     MRO Software, Inc.*                                    278,985
   9,504     Nam Tai Electronics, Inc. (British
               Virgin Islands)                                      214,600
   5,940     Netlogic Microsystems, Inc.*                           239,204
  26,922     Nuance Communications, Inc.*                           345,410
   7,942     Park Electrochemical Corp.                             245,964
  15,900     Radiant Systems, Inc.*                                 206,700
   6,534     Standard Microsystems Corp.*                           152,242
  10,758     Technitrol, Inc.                                       269,380
   6,798     Transaction Systems Architects, Inc.*                  271,512
  21,030     TTM Technologies, Inc.*                                341,949
  11,478     Ultratech, Inc.*                                       225,428
  16,236     United Online, Inc.                                    209,282
  16,432     Wind River Systems, Inc.*                              187,489
                                                                -----------
                                                                 10,527,585
                                                                -----------
             MATERIALS--6.9%
   9,128     A. Schulman, Inc.                                      218,524
  18,599     AK Steel Holding Corp.*                                277,311
   5,148     Albemarle Corp.                                        246,177
   5,632     Aleris International, Inc.*                            260,480
   8,536     AMCOL International Corp.                              246,008
   5,830     Cabot Corp.                                            209,880
   2,618     Carpenter Technology Corp.                             311,411
  17,858     Chemtura Corp.                                         217,868
   6,358     Headwaters, Inc.*                                      214,137
  14,800     Myers Industries, Inc.                                 261,960
   7,826     NewMarket Corp.                                        397,953
  10,604     Olin Corp.                                             217,912
  10,117     Packaging Corp of America                              227,430
   2,794     Reliance Steel & Aluminum Co.                          248,526
  10,708     Rockwood Holdings, Inc.*                               254,529
   8,030     Symyx Technologies*                                    234,075
                                                                -----------
                                                                  4,044,181
                                                                -----------
             TELECOMMUNICATION SERVICES--0.4%
   30,862    Dobson Communications Corp.*                           277,758
                                                                -----------
             UTILITIES--3.8%
   10,142    Cleco Corp.                                            228,195
   12,408    Duquesne Light Holdings, Inc.                          210,564
    6,776    Laclede Group (The), Inc.                              231,062
    7,964    Oneok, Inc.                                            262,892
    6,468    Ormat Technologies, Inc.                               221,270
    7,298    Otter Tail Corp.                                       217,845
    6,006    Peoples Energy Corp.                                   218,198
   10,620    Puget Energy, Inc.                                     220,577
    7,568    South Jersey Industries, Inc.                          201,157
    8,072    Southwest Gas, Corp.                                   223,756
                                                                -----------
                                                                  2,235,516
                                                                -----------
             TOTAL INVESTMENTS
             (Cost $56,251,167)--99.9%                           58,818,905
             Other assets less liabilities--0.1%                     47,247
                                                                -----------
             NET ASSETS--100.0%                                 $58,866,152
                                                                ===========

*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                   TOTAL
                                                   VALUE         NET ASSETS
                                                -----------      ----------
United States                                   $56,682,693         96.3%
Israel                                              920,140          1.6
Bermuda                                             510,178          0.8
Bahamas                                             253,287          0.4
Netherlands                                         238,007          0.4
Virgin Islands                                      214,600          0.4
                                                -----------        -----
Total value of investments                       58,818,905         99.9
Other assets less liabilities                        47,247          0.1
                                                -----------        -----
Net Assets                                      $58,866,152        100.0%
                                                ===========        =====

SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank

STATEMENTS OF ASSETS AND LIABILITIES

POWERSHARES EXCHANGE-TRADED FUNDS
APRIL 30, 2006

                                                                 POWERSHARES      POWERSHARES                        POWERSHARES
                                                                 AEROSPACE &     GOLDEN DRAGON     POWERSHARES       VALUE LINE
                                                                   DEFENSE     HALTER USX CHINA   LUX NANOTECH    TIMELINESS SELECT
                                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                                 -----------   ----------------   ------------    -----------------
ASSETS:
   Investments at value                                          $85,111,969     $237,512,736     $112,423,947       $182,823,067
   Cash                                                               63,763           49,950               --                 --
   Receivables:
      Investments sold                                                    --               --          101,477            186,542
      Capital stock sold                                                  --               --               --                 --
      Dividends                                                       29,115          903,881           13,051             19,819
      Interest                                                            --               --               --                 --
      Due from Advisor                                                19,271           30,721           16,630             17,583
                                                                 -----------     ------------     ------------       ------------
      TOTAL ASSETS                                                85,224,118      238,497,288      112,555,105        183,047,011
                                                                 -----------     ------------     ------------       ------------
LIABILITIES:
   Due to custodian                                                       --               --           39,805            103,858
   Payables:
      Investments purchased                                               --               --               --                 --
      Capital stock purchased                                             --               --               --                 --
   Accrued advisory fees                                              31,419           87,140           44,290             69,654
   Accrued expenses                                                   57,168           79,874           54,598             63,962
                                                                 -----------     ------------     ------------       ------------
      TOTAL LIABILITIES                                               88,587          167,014          138,693            237,474
                                                                 -----------     ------------     ------------       ------------
NET ASSETS                                                       $85,135,531     $238,330,274     $112,416,412       $182,809,537
                                                                 ===========     ============     ============       ============
NET ASSETS CONSIST OF:
   Paid-in capital                                               $76,931,836     $222,621,705     $104,273,106       $174,806,110
   Undistributed net investment income (loss)/distributions
      in excess of net investment income                              32,046          606,662               --                 --
   Accumulated net realized loss on investments                     (132,048)      (4,719,974)        (265,539)        (2,653,108)
   Net unrealized appreciation/depreciation on investments         8,303,697       19,821,881        8,408,845         10,656,535
                                                                 -----------     ------------     ------------       ------------
NET ASSETS                                                       $85,135,531     $238,330,274     $112,416,412       $182,809,537
                                                                 ===========     ============     ============       ============
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                             4,900,000       14,100,000        5,900,000         10,700,000
   Net asset value                                               $     17.37     $      16.90     $      19.05       $      17.09
                                                                 ===========     ============     ============       ============

    Investments at cost                                          $76,808,272     $217,690,855     $104,015,102       $172,166,532
                                                                 ===========     ============     ============       ============

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                  POWERSHARES
                                                                POWERSHARES     WILDERHILL CLEAN    POWERSHARES     POWERSHARES
                                                               WATER RESOURCES       ENERGY       ZACKS MICRO CAP  ZACKS SMALL CAP
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                               ---------------  ----------------  ---------------  ---------------
ASSETS:
   Investments at value                                        $  990,995,404    $722,996,063      $158,620,246      $58,818,905
   Cash                                                                    --              --                --           75,132
   Receivables:
      Investments sold                                                     --         553,149           639,975               --
      Capital stock sold                                           51,114,961      13,583,291                --               --
      Dividends                                                       737,857          92,463            49,343           21,719
      Interest                                                             --              --                --               --
      Due from Advisor                                                 38,543          44,403            49,283           23,253
                                                               --------------    ------------      ------------      -----------
      TOTAL ASSETS                                              1,042,886,765     737,269,369       159,358,847       58,939,009
                                                               --------------    ------------      ------------      -----------
LIABILITIES:
   Due to custodian                                                    32,388         292,626           218,584               --
   Payables:
      Investments purchased                                        51,068,890      13,609,256            29,467               --
      Capital stock purchased                                              --              --                --               --
   Accrued advisory fees                                              351,566         246,834            61,773           21,751
   Accrued expenses                                                   225,875         181,025            73,442           51,106
                                                               --------------    ------------      ------------      -----------
      TOTAL LIABILITIES                                            51,678,719      14,329,741           383,266           72,857
                                                               --------------    ------------      ------------      -----------
NET ASSETS                                                     $  991,208,046    $722,939,628      $158,975,581      $58,866,152
                                                               ==============    ============      ============      ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                             $  931,707,681    $647,508,422      $151,620,396      $56,346,347
   Undistributed net investment income (loss)/distributions
      in excess of net investment income                              421,922              --                --           26,152
   Accumulated net realized loss on investments                    (1,902,477)     (5,013,558)       (4,762,982)         (74,085)
   Net unrealized appreciation/depreciation on investments         60,980,920      80,444,764        12,118,167        2,567,738
                                                               --------------    ------------      ------------      -----------
NET ASSETS                                                     $  991,208,046    $722,939,628      $158,975,581      $58,866,152
                                                               ==============    ============      ============      ===========
   Shares outstanding (unlimited amount authorized,
      $0.01 par value)                                             54,300,000      32,300,000         9,100,000        2,200,000
   Net asset value                                             $        18.25    $      22.38      $      17.47      $     26.76
                                                               ==============    ============      ============      ===========

   Investments at cost                                         $  930,014,484    $642,551,299      $146,502,079      $56,251,167
                                                               ==============    ============      ============      ===========

STATEMENTS OF OPERATIONS

                                                            POWERSHARES       POWERSHARES                         POWERSHARES
                                                            AEROSPACE &      GOLDEN DRAGON      POWERSHARES        VALUE LINE
                                                              DEFENSE       HALTER USX CHINA    LUX NANOTECH    TIMELINESS SELECT
                                                              PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                           --------------   ----------------   --------------   -----------------
                                                           FOR THE PERIOD                      FOR THE PERIOD    FOR THE PERIOD
                                                            OCTOBER 26,                          OCTOBER 26,       DECEMBER 6,
                                                           2005* THROUGH      YEAR ENDED        2005* THROUGH     2005* THROUGH
                                                           APRIL 30, 2006    APRIL 30, 2006    APRIL 30, 2006     APRIL 30, 2006
                                                           --------------   ----------------   --------------   -----------------
INVESTMENT INCOME:
   Dividends                                                 $  289,956        $ 1,710,342       $   293,750        $   177,249
   Net of foreign withholding taxes                                  --                 --                --             (1,499)
                                                             ----------        -----------       -----------        -----------
      TOTAL INCOME                                              289,956          1,710,342           293,750            175,750
                                                             ----------        -----------       -----------        -----------
EXPENSES:
   Advisory fees                                                145,938            452,163           162,591            211,802
   Audit                                                         18,000             19,573            18,000             12,000
   Licensing                                                     17,513             90,433            32,511             42,360
   Printing                                                      11,000             40,482             7,500             10,000
   Registration & filings                                         7,361             17,811            10,008             16,443
   Administration fees                                            5,948             55,219             6,416              7,446
   Offering costs                                                 5,766              9,967             9,271              4,990
   Listing fee and expenses                                       5,241             11,654             5,279              4,214
   Accounting                                                     3,496             50,208             3,806              4,236
   Custodian and transfer agent fees                              2,659              8,668             2,226              3,788
   Legal                                                          1,650             24,971             3,600              1,700
   Trustees                                                         484              3,673               640                885
   Other expenses                                                 8,936             12,065             8,613             10,573
                                                             ----------        -----------       -----------        -----------
      TOTAL EXPENSES                                            233,992            796,887           270,461            330,437
   Less fees waived:
      Advisory                                                  (35,058)          (153,739)          (33,080)           (29,056)
                                                             ----------        -----------       -----------        -----------
      NET EXPENSES                                              198,934            643,148           237,381            301,381
                                                             ----------        -----------       -----------        -----------
      NET INVESTMENT INCOME (LOSS)                               91,022          1,067,194            56,369           (125,631)
                                                             ----------        -----------       -----------        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                              (132,048)        (4,687,850)         (416,295)        (2,653,108)
      In-kind redemptions                                       291,817          6,226,725         4,641,337          2,726,406
                                                             ----------        -----------       -----------        -----------
   Net realized gain (loss)                                     159,769          1,538,875         4,225,042             73,298
   Net change in unrealized appreciation/depreciation
      on investments                                          8,303,697         23,738,694         8,408,845         10,656,535
                                                             ----------        -----------       -----------        -----------
   Net realized and unrealized gain on investments            8,463,466         25,277,569        12,633,887         10,729,833
                                                             ----------        -----------       -----------        -----------
   Net increase in net assets resulting from operations      $8,554,488        $26,344,763       $12,690,256        $10,604,202
                                                             ==========        ===========       ===========        ===========

* Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             POWERSHARES
                                                           POWERSHARES      WILDERHILL CLEAN      POWERSHARES      POWERSHARES
                                                          WATER RESOURCES       ENERGY          ZACKS MICRO CAP   ZACKS SMALL CAP
                                                             PORTFOLIO         PORTFOLIO            PORTFOLIO       PORTFOLIO
                                                          ---------------   -----------------   ---------------   ---------------
                                                          FOR THE PERIOD                         FOR THE PERIOD   FOR THE PERIOD
                                                           DECEMBER 6,                             AUGUST 18,      FEBRUARY 16,
                                                          2005* THROUGH        YEAR ENDED        2005* THROUGH    2006* THROUGH
                                                          APRIL 30, 2006     APRIL 30, 2006      APRIL 30, 2006   APRIL 30, 2006
                                                          ---------------   -----------------   ---------------   ---------------
INVESTMENT INCOME:
   Dividends                                              $ 2,008,871        $    636,050        $   527,182       $   90,405
   Net of foreign withholding taxes                           (80,504)             (5,566)                --               --
                                                          -----------        ------------        -----------       ----------
      TOTAL INCOME                                          1,928,367             630,484            527,182           90,405
                                                          -----------        ------------        -----------       ----------
EXPENSES:
   Advisory fees                                              900,605             999,292            364,824           43,105
   Audit                                                       12,000              18,569             18,000           12,000
   Licensing                                                  135,072             199,858             72,965            8,621
   Printing                                                    22,230              71,982             23,660           15,000
   Registration & filings                                      81,138              48,530             13,030            5,387
   Administration fees                                         30,915              47,037             22,030            1,398
   Offering costs                                               6,800              22,205             11,459            3,447
   Listing fee and expenses                                     5,098              15,114              7,741            2,067
   Accounting                                                  18,010              37,509             16,348              862
   Custodian and transfer agent fees                            9,605              12,694             20,211              636
   Legal                                                       11,500              11,971             11,000              600
   Trustees                                                     4,543               7,270              1,217              163
   Other expenses                                              17,048              14,273             17,604            7,205
                                                          -----------        ------------        -----------       ----------
      TOTAL EXPENSES                                        1,254,564           1,506,304            600,089          100,491
   Less fees waived:
      Advisory                                                (39,206)            (92,899)           (78,032)         (36,238)
                                                          -----------        ------------        -----------       ----------
      NET EXPENSES                                          1,215,358           1,413,405            522,057           64,253
                                                          -----------        ------------        -----------       ----------
      NET INVESTMENT INCOME (LOSS)                            713,009            (782,921)             5,125           26,152
                                                          -----------        ------------        -----------       ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                          (1,902,477)         (4,937,958)        (4,842,133)         (74,085)
      In-kind redemptions                                   5,583,088          24,246,926          9,901,315               --
                                                          -----------        ------------        -----------       ----------
   Net realized gain (loss)                                 3,680,611          19,308,968          5,059,182          (74,085)
   Net change in unrealized appreciation/depreciation
      on investments                                       60,980,920          84,680,554         12,118,167        2,567,738
                                                          -----------        ------------        -----------       ----------
   Net realized and unrealized gain on investments         64,661,531         103,989,522         17,177,349        2,493,653
                                                          -----------        ------------        -----------       ----------
   Net increase in net assets resulting from operations   $65,374,540        $103,206,601        $17,182,474       $2,519,805
                                                          ===========        ============        ===========       ==========

* Commencement of Investment Operations.

STATEMENTS OF CHANGES IN NET ASSETS

                                                            POWERSHARES                 POWERSHARES
                                                             AEROSPACE &               GOLDEN DRAGON                 POWERSHARES
                                                              DEFENSE                 HALTER USX CHINA               LUX NANOTECH
                                                             PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                                           --------------    -----------------------------------    --------------
                                                           FOR THE PERIOD                         FOR THE PERIOD    FOR THE PERIOD
                                                            OCTOBER 26,        FOR THE YEAR        DECEMBER 9,       OCTOBER 26,
                                                           2005* THROUGH          ENDED           2004* THROUGH     2005* THROUGH
                                                           APRIL 30, 2006     APRIL 30, 2006      APRIL 30, 2005    APRIL 30, 2006
                                                           --------------     --------------      --------------    --------------
OPERATIONS:
   Net investment income (gain)                              $    91,022       $  1,067,194         $   185,418      $     56,369
   Net realized gain (loss) on investments                       159,769          1,538,875             487,615         4,225,042
   Net change in unrealized appreciation/depreciation
      on investments                                           8,303,697         23,738,694          (3,916,813)        8,408,845
                                                             -----------       ------------         -----------      ------------
      Net increase (decrease) in net assets resulting
         from operations                                       8,554,488         26,344,763          (3,243,780)       12,690,256
                                                             -----------       ------------         -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (59,157)          (741,732)                 --           (22,920)
   Tax return of capital                                              --                 --                  --          (147,353)
                                                             -----------       ------------         -----------      ------------
   Total distributions                                           (59,157)          (741,732)                 --          (170,273)
                                                             -----------       ------------         -----------      ------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                  79,923,553        182,731,681          59,495,034       117,694,691
   Value of shares repurchased                                (3,283,353)       (19,388,492)         (6,867,200)      (17,798,262)
   Net income equalization                                            --                 --                  --                --
                                                             -----------       ------------         -----------      ------------
   Net increase in net assets resulting from share
      transactions                                            76,640,200        163,343,189          52,627,834        99,896,429
                                                             -----------       ------------         -----------      ------------
      INCREASE IN NET ASSETS                                  85,135,531        188,946,220          49,384,054       112,416,412

NET ASSETS:
   Beginning of period                                                --         49,384,054                  --                --
                                                             -----------       ------------         -----------      ------------
   End of period                                             $85,135,531       $238,330,274         $49,384,054      $112,416,412
                                                             ===========       ============         ===========      ============
   Undistributed net investment income (loss)/
      (distributions in excess of net investment
      income) at end of period                               $    32,046       $    606,662         $   185,418      $         --
                                                             ===========       ============         ===========      ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                 5,100,000         11,600,000           4,300,000         6,900,000
   Shares repurchased                                           (200,000)        (1,300,000)           (500,000)       (1,000,000)
   Shares outstanding, beginning of period                            --          3,800,000                  --                --
                                                             -----------       ------------         -----------      ------------
   Shares outstanding, end of period                           4,900,000         14,100,000           3,800,000         5,900,000
                                                             ===========       ============         ===========      ============

* Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             POWERSHARES                                   POWERSHARES
                                                             VALUE LINE           POWERSHARES            WILDERHILL CLEAN
                                                          TIMELINESS SELECT     WATER RESOURCES               ENERGY
                                                             PORTFOLIO             PORTFOLIO                 PORTFOLIO
                                                          -----------------     ---------------    -------------------------------
                                                           FOR THE PERIOD       FOR THE PERIOD                      FOR THE PERIOD
                                                             DECEMBER 6,          DECEMBER 6,       FOR THE YEAR    MARCH 3, 2005*
                                                            2005* THROUGH        2005* THROUGH         ENDED           THROUGH
                                                           APRIL 30, 2006       APRIL 30, 2006     APRIL 30, 2006   APRIL 30, 2005
                                                          ----------------      --------------     --------------  ---------------
OPERATIONS:
   Net investment income (gain)                            $   (125,631)         $    713,009      $   (782,921)    $   (12,511)
   Net realized gain (loss) on investments                       73,298             3,680,611        19,308,968        (216,715)
   Net change in unrealized appreciation/depreciation
      on investments                                         10,656,535            60,980,920        84,680,554      (4,235,790)
                                                           ------------          ------------      ------------     -----------
      Net increase (decrease) in net assets resulting
         from operations                                     10,604,202            65,374,540       103,206,601      (4,465,016)
                                                           ------------          ------------      ------------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             --              (291,087)               --              --
   Tax return of capital                                             --                    --                --              --
                                                           ------------          ------------      ------------     -----------
   Total distributions                                               --              (291,087)               --              --
                                                           ------------          ------------      ------------     -----------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                206,285,386           963,167,470       667,646,977      32,906,261
   Value of shares repurchased                              (34,080,051)          (37,042,877)      (74,926,387)     (1,428,808)
   Net income equalization                                           --                    --                --              --
                                                           ------------          ------------      ------------     -----------
   Net increase in net assets resulting from share
      transactions                                          172,205,335           926,124,593       592,720,590      31,477,453
                                                           ------------          ------------      ------------     -----------

      INCREASE IN NET ASSETS                                182,809,537           991,208,046       695,927,191      27,012,437

NET ASSETS:
   Beginning of period                                               --                   --         27,012,437              --
                                                           ------------          ------------      ------------     -----------
   End of period                                           $182,809,537          $991,208,046      $722,939,628     $27,012,437
                                                           ============          ============      ============     ===========
   Undistributed net investment income (loss)/
      (distributions in excess of net investment
      income) at end of period                             $         --          $    421,922      $         --     $        --
                                                           ============          ============      ============     ===========
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                               12,800,000            56,400,000        34,200,000       2,200,000
   Shares repurchased                                        (2,100,000)           (2,100,000)       (4,000,000)       (100,000)
   Shares outstanding, beginning of period                           --                    --         2,100,000              --
                                                           ------------          ------------      ------------     -----------
   Shares outstanding, end of period                         10,700,000            54,300,000        32,300,000       2,100,000
                                                           ============          ============      ============     ===========

                                                                   POWERSHARES            POWERSHARES
                                                                  ZACKS MICRO CAP       ZACKS SMALL CAP
                                                                    PORTFOLIO              PORTFOLIO
                                                                  ---------------       ----------------
                                                                  FOR THE PERIOD         FOR THE PERIOD
                                                                     AUGUST 18,             FEBRUARY 16,
                                                                   2005* THROUGH          2006* THROUGH
                                                                   APRIL 30, 2006         APRIL 30, 2006
                                                                  ----------------       ---------------
OPERATIONS:
   Net investment income (gain)                                     $       5,125         $    26,152
   Net realized gain (loss) on investments                              5,059,182             (74,085)
   Net change in unrealized appreciation/depreciation
      on investments                                                   12,118,167           2,567,738
                                                                    -------------         -----------
      Net increase (decrease) in net assets resulting
         from operations                                               17,182,474           2,519,805
                                                                    -------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (50,928)                 --
   Tax return of capital                                                  (17,888)                 --
                                                                    -------------         -----------
   Total distributions                                                    (68,816)                 --
                                                                    -------------         -----------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                                          188,141,968          56,346,347
   Value of shares repurchased                                        (46,280,045)                 --
   Net income equalization                                                     --                  --
                                                                    -------------         -----------
   Net increase in net assets resulting from share
      transactions                                                    141,861,923          56,346,347
                                                                    -------------         -----------
      INCREASE IN NET ASSETS                                          158,975,581          58,866,152

NET ASSETS:
   Beginning of period                                                         --                  --
                                                                    -------------         -----------
   End of period                                                    $ 158,975,581         $58,866,152
                                                                    =============         ===========
   Undistributed net investment income (loss)/
      (distributions in excess of net investment
      income) at end of period                                      $          --         $    26,152
                                                                    =============         ===========
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                                         12,000,000           2,200,000
   Shares repurchased                                                  (2,900,000)                 --
   Shares outstanding, beginning of period                                     --                  --
                                                                    -------------         -----------
   Shares outstanding, end of period                                    9,100,000           2,200,000
                                                                    =============         ===========

* Commencement of Investment Operations.

FINANCIAL HIGHLIGHTS

POWERSHARES AEROSPACE & DEFENSE PORTFOLIOR

                                                                      FOR THE PERIOD
                                                                    OCTOBER 26, 2005*
                                                                         THROUGH
                                                                     APRIL 30, 2006
                                                                    -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                $ 14.91
                                                                         -------
   Net investment income**                                                  0.03
   Net realized and unrealized gain on investments                          2.45
                                                                         -------
      Total from operations                                                 2.48
                                                                         -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   (0.02)
                                                                         -------
   Net asset value at end of period                                      $ 17.37
                                                                         -------
TOTAL RETURN:***                                                           16.66%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                           $85,136
   Ratio to average net assets of:
      Expenses, net of waivers                                              0.68%+
      Expenses, prior to waivers                                            0.80%+
      Net investment loss, net of waivers                                   0.31%+
   Portfolio turnover rate ++                                                  1%

POWERSHARES GOLDEN DRAGON HALTER USX CHINA PORTFOLIO

                                                                                            FOR THE PERIOD
                                                                                           DECEMBER 9, 2004*
                                                                      YEAR ENDED               THROUGH
                                                                    APRIL 30, 2006          APRIL 30, 2005
                                                                    --------------         -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                              $  13.00                 $ 14.55
                                                                       --------                 -------
   Net investment income**                                                 0.17                    0.06
   Net realized and unrealized gain (loss) on investments                  3.89                   (1.61)
                                                                       --------                 -------
      Total from operations                                                4.06                   (1.55)
                                                                       --------                 -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                  (0.16)                     --
                                                                       --------                 -------
   Net asset value at end of period                                    $  16.90                 $ 13.00
                                                                       --------                 -------
TOTAL RETURN:***                                                          31.52%                 (10.68)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                         $238,330                 $49,384
   Ratio to average net assets of:
      Expenses, net of waivers                                             0.71%                   0.70%+
      Expenses, prior to waivers                                           0.88%                   0.97%+
      Net investment income, net of waivers                                1.18%                   1.24%+
   Portfolio turnover rate ++                                                21%                      9%

*   Commencement of Investment Operations.
**  Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+   Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES LUX NANOTECH PORTFOLIO

                                                                      FOR THE PERIOD
                                                                    OCTOBER 26, 2005*
                                                                         THROUGH
                                                                     APRIL 30, 2006
                                                                    -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                $  15.32
                                                                         --------
   Net investment income**                                                   0.02
   Net realized and unrealized gain on investments                           3.79
                                                                         --------
      Total from operations                                                  3.81
                                                                         --------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                  (0.01)
   Tax return of capital                                                    (0.07)
                                                                         --------
   Total distributions                                                       0.08
                                                                         --------
   Net asset value at end of period                                      $  19.05
                                                                         --------
TOTAL RETURN:***                                                            24.94%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                           $112,416
   Ratio to average net assets of:
      Expenses, net of waivers                                               0.73%+
      Expenses, prior to waivers                                             0.83%+
      Net investment income, net of waivers                                  0.17%+
   Portfolio turnover rate ++                                                   6%

POWERSHARES VALUE LINE TIMELINESS SELECT PORTFOLIO

                                                                     FOR THE PERIOD
                                                                    DECEMBER 6, 2005*
                                                                         THROUGH
                                                                      APRIL 30, 2006
                                                                    -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                               $  15.52
                                                                        --------
   Net investment loss**                                                   (0.02)
   Net realized and unrealized gain on investments                          1.59
                                                                        --------
      Total from operations                                                 1.57
                                                                        --------
   Net asset value at end of period                                     $  17.09
                                                                        --------
TOTAL RETURN:***                                                           10.12%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                          $182,810
   Ratio to average net assets of:
      Expenses, net of waivers                                              0.71%+
      Expenses, prior to waivers                                            0.78%+
      Net investment loss, net of waivers                                  (0.30)%+
   Portfolio turnover rate ++                                                 39%

*   Commencement of Investment Operations.
**  Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+   Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES WATER RESOURCES PORTFOLIO

                                                                     FOR THE PERIOD
                                                                    DECEMBER 6, 2005*
                                                                        THROUGH
                                                                     APRIL 30, 2006
                                                                    -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                               $  15.32
                                                                        --------
   Net investment income**                                                  0.02
   Net realized and unrealized gain on investments                          2.94
                                                                        --------
      Total from operations                                                 2.96
                                                                        --------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   (0.03)
                                                                        --------
   Net asset value at end of period                                     $  18.25
                                                                        --------
TOTAL RETURN:***                                                           19.38%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                          $991,208
   Ratio to average net assets of:
      Expenses, net of waivers                                              0.67%+
      Expenses, prior to waivers                                            0.70%+
      Net investment income, net of waivers                                 0.40%+
   Portfolio turnover rate ++                                                  2%

POWERSHARES WILDERHILL CLEAN ENERGY PORTFOLIO

                                                                                            FOR THE PERIOD
                                                                                            MARCH 3, 2005*
                                                                      YEAR ENDED               THROUGH
                                                                    APRIL 30, 2006          APRIL 30, 2005
                                                                    --------------          --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                              $  12.86                $ 15.61
                                                                       --------                -------
   Net investment loss**                                                  (0.07)                 (0.01)
   Net realized and unrealized gain (loss) on investments                  9.59                  (2.74)
                                                                       --------                -------
      Total from operations                                                9.52                  (2.75)
                                                                       --------                -------
   Net asset value at end of period                                    $  22.38                $ 12.86
                                                                       --------                -------
TOTAL RETURN:***                                                          74.03%                (17.59)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                         $722,940                $27,012
   Ratio to average net assets of:
      Expenses, net of waivers                                             0.71%                  0.70%+
      Expenses, prior to waivers                                           0.75%                  1.35%+
      Net investment loss, net of waivers                                 (0.39)%                (0.31)%+
   Portfolio turnover rate ++                                                 6%                     9%

*   Commencement of Investment Operations.
**  Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+   Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES ZACKS MICRO CAP PORTFOLIO

                                                                     FOR THE PERIOD
                                                                    AUGUST 18, 2005*
                                                                        THROUGH
                                                                     APRIL 30, 2006
                                                                    ----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                $  14.79
                                                                         --------
   Net investment income**                                                     --(a)
   Net realized and unrealized gain on investments                           2.69
                                                                         --------
      Total from operations                                                  2.69
                                                                         --------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                  (0.01)
   Tax return of capital                                                       --(a)
                                                                         --------
   Total distributions                                                      (0.01)
                                                                         --------
   Net asset value at end of period                                      $  17.47
                                                                         --------
TOTAL RETURN:***                                                            18.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                           $158,976
   Ratio to average net assets of:
      Expenses, net of waivers                                               0.72%+
      Expenses, prior to waivers                                             0.82%+
      Net investment income, net of waivers                                  0.01%+
   Portfolio turnover rate ++                                                  78%

POWERSHARES ZACKS SMALL CAP PORTFOLIO

                                                                      FOR THE PERIOD
                                                                    FEBRUARY 16, 2006*
                                                                         THROUGH
                                                                      APRIL 30, 2006
                                                                    ------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                 $ 25.41
                                                                          -------
   Net investment income**                                                   0.02
   Net realized and unrealized gain on investments                           1.33
                                                                          -------
      Total from operations                                                  1.35
                                                                          -------
   Net asset value at end of period                                       $ 26.76
                                                                          -------
TOTAL RETURN:***                                                             5.31%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                            $58,866
   Ratio to average net assets of:
      Expenses, net of waivers                                               0.75%+
      Expenses, prior to waivers                                             1.17%+
      Net investment income, net of waivers                                  0.30%+
   Portfolio turnover rate ++                                                   1%

*   Commencement of Investment Operations.
**  Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+   Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a) Amount represents less than $0.01

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            COMMON STOCKS--100.0%

            BIOTECHNOLOGY--41.6%
 180,023    Amgen, Inc.*                                           $ 12,187,557
 277,235    Biogen Idec, Inc.*                                       12,433,990
 161,609    Genentech, Inc.*                                         12,881,854
 193,271    Genzyme Corp.*                                           11,820,454
 294,425    ICOS Corp.*                                               6,456,740
 699,820    Millennium Pharmaceuticals, Inc.*                         6,354,366
 106,756    Millipore Corp.*                                          7,876,458
 187,405    Myogen, Inc.*                                             6,195,609
 305,334    Myriad Genetics, Inc.*                                    7,825,710
 487,641    Regeneron Pharmaceuticals, Inc.*                          7,080,547
 359,339    Telik, Inc.*                                              6,608,244
                                                                   ------------
 176,301    Vertex Pharmaceuticals, Inc.*                             6,412,067
                                                                   ------------
            CHEMICALS--5.7%
 207,691    Sigma-Aldrich Corp.                                      14,249,680
                                                                   ------------
            ELECTRONICS--17.4%
 466,871    Applera Corp. - Applied Biosystems Group                 13,464,560
 135,041    Dionex Corp.*                                             8,118,665
 185,111    Varian, Inc.*                                             8,009,753
 306,493    Waters Corp.*                                            13,890,262
                                                                   ------------
                                                                     43,483,240
                                                                   ------------
            HEALTHCARE - PRODUCTS--2.8%
 123,386    Techne Corp.*                                             6,991,051
                                                                   ------------

            PHARMACEUTICALS--32.5%
 283,608    Adolor Corp.*                                             6,670,460
 310,505    Alkermes, Inc.*                                           6,666,542
 461,265    AtheroGenics, Inc.*                                       6,526,900
 602,144    BioMarin Pharmaceuticals, Inc.*                           7,406,371
 219,418    Gilead Sciences, Inc.*                                   12,616,535
 193,206    ImClone Systems, Inc.*                                    6,974,737
 506,150    Medarex, Inc.*                                            6,078,862
 109,826    Neurocrine Biosciences, Inc.*                             6,299,619
 538,876    NPS Pharmaceuticals, Inc.*                                4,618,167
 390,943    Tanox, Inc.*                                              6,290,273
 116,934    United Therapeutics Corp.*                                6,963,420
 361,642    ViroPharma, Inc.*                                         4,064,856
                                                                   ------------
                                                                     81,176,742
                                                                   ------------

            TOTAL INVESTMENTS
            (Cost $258,150,890)--100.0%                             250,034,309
            Liabilities in excess of other assets--(0.0%)               (12,916)
                                                                   ------------
            NET ASSETS--100.0%                                     $250,021,393
                                                                   ============

*   Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            COMMON STOCKS--101.0%

            BUILDING MATERIALS--21.3%
  30,352    Builders FirstSource, Inc.*                             $   654,086
  12,038    Florida Rock Industries, Inc.                               750,810
  22,306    Lennox International, Inc.                                  727,845
  12,526    NCI Buildings Systems, Inc.*                                814,065
  18,027    Simpson Manufacturing Co., Inc.                             720,900
  11,692    Universal Forest Products, Inc.                             874,211
   8,198    USG Corp.*                                                  876,939
                                                                    -----------
                                                                      5,418,856
                                                                    -----------
            COMMERCIAL SERVICES--3.6%
  55,513    Quanta Services, Inc.*                                      900,421
                                                                    -----------
            ENGINEERING & CONSTRUCTION--19.5%
  16,778    EMCOR Group, Inc.*                                          839,739
  15,267    Fluor Corp.                                               1,418,456
  15,302    Granite Construction, Inc.                                  709,401
   8,199    Jacobs Engineering Group, Inc.*                             678,057
  20,796    Shaw Group (The), Inc.*                                     636,358
  12,101    Washington Group International, Inc.*                       672,937
                                                                    -----------
                                                                      4,954,948
                                                                    -----------
            FOREST PRODUCTS & PAPER--2.7%
  25,072    Louisiana-Pacific Corp.                                     691,486
                                                                    -----------
            HOME BUILDERS--26.1%
  18,359    Centex Corp.                                              1,020,760
  45,813    Champion Enterprises, Inc.*                                 699,106
  18,686    KB Home                                                   1,150,497
  21,461    Lennar Corp., Class A                                     1,178,853
     928    NVR, Inc.*                                                  700,640
   9,944    Ryland Group, Inc.                                          627,566
  38,988    Toll Brothers, Inc.*                                      1,253,464
                                                                    -----------
                                                                      6,630,886
                                                                    -----------
            MACHINERY - CONSTRUCTION & MINING--2.8%
  25,179    JLG Industries, Inc.                                        722,134
                                                                    -----------
            MACHINERY - DIVERSIFIED--6.1%
  13,854    Cascade Corp.                                               574,941
  19,569    Manitowoc Co., Inc.                                         970,427
                                                                    -----------
                                                                      1,545,368
                                                                    -----------
            METAL FABRICATE/HARDWARE--4.1%
  19,477    Valmont Industries, Inc.                                  1,046,889
                                                                    -----------
            RETAIL--9.9%
  31,451    Home Depot, Inc.                                          1,255,838
  19,972    Lowe's Cos., Inc.                                         1,259,235
                                                                    -----------
                                                                      2,515,073
                                                                    -----------
            TEXTILES--4.9%
  15,493    Mohawk Industries, Inc.*                                  1,240,989
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $24,508,630)--101.0%                               25,667,050
            Liabilities in excess of other assets--(1.0%)              (261,490)
                                                                    -----------
            NET ASSETS--100.0%                                      $25,405,560
                                                                    ===========

*   Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC ENERGY EXPLORATION& PRODUCTION PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            COMMON STOCKS--100.0%

            GAS - DISTRIBUTION--2.6%
  83,498    Energen Corp.                                          $  2,944,974
                                                                   ------------

            OIL COMPANIES-EXPLORATION & PRODUCTION--66.0%
  54,645    Anadarko Petroleum Corp.                                  5,727,889
  63,883    Cabot Oil & Gas Corp.                                     3,146,877
 102,104    Chesapeake Energy Corp.                                   3,234,655
  66,876    Cimarex Energy Co.                                        2,872,324
 104,090    Comstock Resources, Inc.*                                 3,235,117
  91,552    Devon Energy Corp.                                        5,503,191
  78,655    EOG Resources, Inc.                                       5,523,941
 124,865    KCS Energy, Inc.*                                         3,664,788
  31,477    Kerr-McGee Corp.                                          3,143,293
  48,258    Penn Virginia Corp.                                       3,488,088
  69,451    Petroleum Development Corp.*                              2,778,735
  68,922    Pioneer Natural Resources Co.                             2,951,240
  71,471    Remington Oil & Gas Corp.*                                3,116,850
  88,557    Southwestern Energy Co.*                                  3,189,823
  80,170    St. Mary Land & Exploration Co.                           3,379,967
  70,710    Stone Energy Corp.*                                       3,330,441
  76,349    Swift Energy Co.*                                         3,234,144
  54,250    Ultra Petroleum Corp.* (Canada)                           3,469,830
  75,070    W&T Offshore, Inc.                                        3,204,738
 130,991    XTO Energy, Inc.                                          5,547,469
                                                                   ------------
                                                                     73,743,400
                                                                   ------------
            OIL COMPANIES - INTEGRATED--13.2%
  89,422    ConocoPhillips                                            5,982,332
  91,829    Exxon Mobil Corp.                                         5,792,573
  21,192    Hess Corp.*                                               3,036,178
                                                                   ------------
                                                                     14,811,083
                                                                   ------------
            OIL REFINING & MARKETING--15.1%
  65,247    Frontier Oil Corp.                                        3,949,401
  45,405    Giant Industries, Inc.*                                   3,263,711
  39,318    Sunoco, Inc.                                              3,186,331
 100,166    Valero Energy Corp.                                       6,484,747
                                                                   ------------
                                                                     16,884,190
                                                                   ------------
            OIL - US ROYALTY TRUSTS--0.2%
   7,671    Hugoton Royalty Trust                                       212,103
                                                                   ------------
            PIPELINES--2.9%
   40,600   Questar Corp.                                             3,250,030
                                                                   ------------
            TOTAL INVESTMENTS
            (Cost $103,547,830)--100.0%                             111,845,780
            Liabilities in excess of other assets--(0.0%)               (50,927)
                                                                   ------------
            NET ASSETS--100.0%                                     $111,794,853
                                                                   ============

*   Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                          TOTAL
                                               VALUE                    NET ASSETS
                                           ------------                 ----------
United States                              $108,375,950                    96.9%
Canada                                        3,469,830                     3.1%
                                           ------------                   -----
Total value of investments                  111,845,780                   100.0
Liabilities in excess of other assets           (50,927)                   (0.0)
                                           ------------                   -----
Net Assets                                 $111,794,853                   100.0%
                                           ============                   =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            COMMON STOCKS--99.8%

            BEVERAGES--12.6%
  28,301    Coca-Cola (The) Co.                                     $ 1,187,510
  22,076    Pepsi Bottling Group, Inc.                                  708,640
  19,938    PepsiCo, Inc.                                             1,161,189
                                                                    -----------
                                                                      3,057,339
                                                                    -----------
            COMMERCIAL SERVICES--2.7%
  23,305    ARAMARK Corp., Class B                                      655,104
                                                                    -----------
            FOOD--55.8%
  25,394    Albertson's, Inc.                                           643,230
  20,930    Campbell Soup Co.                                           672,690
  31,450    ConAgra Foods, Inc.                                         713,286
  24,022    Corn Products International, Inc.                           672,616
  17,074    Dean Foods Co.*                                             676,301
  60,412    Del Monte Foods Co.                                         704,404
  24,216    General Mills, Inc.                                       1,194,817
  18,639    Hormel Foods Corp.                                          625,525
  16,615    J.M. Smucker (The) Co.                                      652,305
  26,375    Kellogg Co.                                               1,221,425
  21,868    Performance Food Group Co.*                                 671,348
  26,911    Pilgrim's Pride Corp.                                       703,184
  27,113    Ruddick Corp.                                               629,293
  26,646    Safeway, Inc.                                               669,614
  66,676    Sara Lee Corp.                                            1,191,500
     444    Seaboard Corp.                                              684,648
  20,156    SUPERVALU, Inc.                                             584,726
  15,188    Weis Markets, Inc.                                          630,454
                                                                    -----------
                                                                     13,541,366
                                                                    -----------
            RETAIL--28.7%
  25,148    Domino's Pizza, Inc.                                        662,147
  15,748    Jack in the Box, Inc.*                                      658,266
  33,423    McDonald's Corp.                                          1,155,433
   9,142    Panera Bread Co., Class A*                                  678,154
  20,038    Papa John's International, Inc.*                            669,670
  20,493    Sonic Corp.*                                                694,918
  32,905    Starbucks Corp.*                                          1,226,369
  23,847    Yum! Brands, Inc.                                         1,232,413
                                                                    -----------
                                                                      6,977,370
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $23,618,666)                                       24,231,179
                                                                    -----------
            MONEY MARKET FUND--0.2%

  36,291    AIM Liquid Asset Portfolio Private Class
            (Cost $36,291)                                               36,291
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $23,654,957)--100.0%                               24,267,470
            Other assets less liabilities--0.0%                           2,603
                                                                    -----------
            NET ASSETS--100.0%                                      $24,270,073
                                                                    ===========

*   Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC HARDWARE & CONSUMER ELECTRONICS PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                              VALUE
---------                                                           -----------
            COMMON STOCKS--100.0%

            COMMERCIAL SERVICES--2.9%
  17,725    Coinstar, Inc.*                                         $   483,361
                                                                    -----------
            COMPUTERS--44.8%
  51,054    Advanced Digital Information Corp.*                         433,448
  11,664    Apple Computer, Inc.*                                       821,029
  91,838    Brocade Communications Systems, Inc.*                       565,722
  28,784    Dell, Inc.*                                                 754,141
  17,342    Electronics for Imaging, Inc.*                              476,211
  61,079    EMC Corp.*                                                  825,178
 190,177    Gateway, Inc.*                                              418,389
  25,850    Hewlett-Packard Co.                                         839,351
   9,459    Lexmark International, Inc., Class A*                       460,653
  11,675    NCR Corp.*                                                  459,995
  23,262    Palm, Inc.*                                                 525,721
  19,080    Synaptics, Inc.*                                            500,278
  20,617    Western Digital Corp.*                                      433,782
                                                                    -----------
                                                                      7,513,898
                                                                    -----------
            ELECTRONICS--32.7%
  23,243    Agilent Technologies, Inc.*                                 892,997
   6,965    Garmin Ltd. (Cayman Islands)                                601,497
  22,091    Jabil Circuit, Inc.                                         861,328
   9,068    Multi-Fineline Electronix, Inc.*                            528,483
  14,150    National Instruments Corp.                                  448,131
  23,169    Paxar Corp.*                                                506,011
  13,673    Plexus Corp.*                                               595,596
  14,714    Tektronix, Inc.                                             519,698
  11,317    Trimble Navigation Ltd.*                                    536,199
                                                                    -----------
                                                                      5,489,940
                                                                    -----------
            HOME FURNISHINGS--4.1%
   7,761    Harman International Industries, Inc.                       682,890
                                                                    -----------
            MACHINERY-DIVERSIFIED--2.3%
  14,600    Intermec, Inc.*                                             386,754
                                                                    -----------
            OFFICE/BUSINESS EQUIPMENT--4.7%
  55,637    Xerox Corp.*                                                781,143
                                                                    -----------
            SEMICONDUCTORS--2.9%
  23,262    QLogic Corp.*                                               484,082
                                                                    -----------
            SOFTWARE--3.2%
  17,413    VeriFone Holdings, Inc.*                                    539,106
                                                                    -----------
            TELECOMMUNICATIONS--2.4%
  73,145    Adaptec, Inc.*                                              404,492
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $15,939,846)--100.0%                               16,765,666
            Liabilities in excess of other assets--(0.0%)                (1,680)
                                                                    -----------
            NET ASSETS--100.0%                                      $16,763,986
                                                                    ===========

*   Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                          TOTAL
                                               VALUE                    NET ASSETS
                                           ------------                 ----------
United States                              $16,164,169                     96.4%
Cayman Islands                                 601,497                      3.6
                                           -----------                    -----
Total value of investments                  16,765,666                    100.0
Liabilities in excess of other assets           (1,680)                    (0.0)
                                           -----------                    -----
Net Assets                                 $16,763,986                    100.0%
                                           ===========                    =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC INSURANCE PORTFOLIO
APRIL 30, 2006

  Number
of Shares                                                              Value
---------                                                          ------------
            COMMON STOCKS--99.5%

            FINANCIAL GUARANTEE INSURANCE--2.9%
  14,527    Radian Group, Inc.                                      $   911,133
                                                                    -----------
            INSURANCE BROKERS--4.6%
  34,604    Aon Corp.                                                 1,450,254
                                                                    -----------
            LIFE/HEALTH INSURANCE--27.8%
  31,313    AFLAC, Inc.                                               1,488,620
  34,896    Conseco, Inc.*                                              881,124
  24,431    FBL Financial Group, Inc., Class A                          822,103
  26,327    Lincoln National Corp.                                    1,529,071
  19,919    Nationwide Financial Services, Inc., Class A                874,046
  56,514    Phoenix Cos. (The), Inc.                                    858,448
  18,598    Prudential Financial, Inc.                                1,453,062
  15,337    StanCorp Financial Group, Inc.                              756,728
                                                                    -----------
                                                                      8,663,202
                                                                    -----------
            MULTI-LINE INSURANCE--26.2%
  20,416    American Financial Group, Inc.                              904,020
  18,332    Assurant, Inc.                                              883,052
  18,534    Cincinnati Financial Corp.                                  790,290
  17,448    Hartford Financial Services Group (The), Inc.             1,603,995
  15,475    Loews Corp.                                               1,642,672
  28,763    MetLife, Inc.                                             1,498,552
  17,118    Unitrin, Inc.                                               836,214
                                                                    -----------
                                                                      8,158,795
                                                                    -----------
            PROPERTY/CASUALTY INSURANCE--38.0%
  14,665    Arch Capital Group Ltd. (Bermuda)*                          890,899
  22,984    Argonaut Group, Inc.*                                       802,142
  29,540    Chubb (The) Corp.                                         1,522,491
  15,184    Commerce Group (The), Inc.                                  880,824
  19,605    First American Corp.                                        835,173
  29,809    Harleysville Group, Inc.                                    894,270
  14,470    LandAmerica Financial Group, Inc.                         1,003,929
  26,479    Ohio Casualty Corp.                                         785,102
  15,949    SAFECO Corp.                                                827,753
  19,911    Safety Insurance Group, Inc.                                921,680
  24,412    State Auto Financial Corp.                                  858,570
  24,109    W. R. Berkley Corp.                                         902,159
  16,024    Zenith National Insurance Corp.                             706,979
                                                                    -----------
                                                                     11,831,971
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $29,470,844)--99.5%                                31,015,355
            Other assets less liabilities--0.5%                         148,992
                                                                    -----------
            NET ASSETS--100.0%                                      $31,164,347
                                                                    ===========

*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                         TOTAL
                                               VALUE                   NET ASSETS
                                           ------------                ----------
United States                              $30,124,456                     96.7%
Bermuda                                        890,899                      2.8
                                           -----------                    -----
Total value of investments                  31,015,355                     99.5
Other assets less liabilities                  148,992                      0.5
                                           -----------                    -----
Net Assets                                 $31,164,347                    100.0%
                                           ===========                    =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC LEISUREAND ENTERTAINMENT PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            COMMON STOCKS --99.9%

            COMMERCIAL SERVICES--2.7%
  26,547    ARAMARK Corp., Class B                                  $   746,236
                                                                    -----------
            ENTERTAINMENT--19.2%
  22,194    GTECH Holdings Corp.                                        758,147
  37,880    International Game Technology                             1,436,789
  15,860    International Speedway Corp., Class A                       780,153
  22,396    Penn National Gaming, Inc.*                                 911,965
  68,496    Six Flags, Inc.*                                            630,848
  20,644    Speedway Motorsports, Inc.                                  786,124
                                                                    -----------
                                                                      5,304,026
                                                                    -----------
            INTERNET--7.7%
  47,543    IAC/InterActiveCorp*                                      1,372,566
  31,638    Priceline.com, Inc.*                                        773,233
                                                                    -----------
                                                                      2,145,799
                                                                    -----------
            LEISURE TIME--7.0%
  26,284    Carnival Corp. (Panama)                                   1,230,617
  30,215    Sabre Holdings Corp., Class A                               697,664
                                                                    -----------
                                                                      1,928,281
                                                                    -----------
            LODGING--15.9%
  16,955    Choice Hotels International, Inc.                           907,601
  55,554    Hilton Hotels Corp.                                       1,496,624
  31,720    Marcus Corp.                                                571,912
  19,709    Marriott International, Inc., Class A                     1,440,137
                                                                    -----------
                                                                      4,416,274
                                                                    -----------
            MEDIA--3.2%
  50,691    World Wrestling Entertainment, Inc.                         878,982
                                                                    -----------
            RETAIL--41.5%
  28,177    BJ's Restaurants, Inc.*                                     741,900
  17,476    Brinker International, Inc.                                 684,360
  44,469    CKE Restaurants, Inc.                                       703,944
  17,398    Darden Restaurants, Inc.                                    688,961
  28,646    Domino's Pizza, Inc.                                        754,249
  15,083    IHOP Corp.                                                  722,777
  17,939    Jack in the Box, Inc.*                                      749,850
  38,072    McDonald's Corp.                                          1,316,149
  10,414    Panera Bread Co., Class A*                                  772,511
  22,825    Papa John's International, Inc.*                            762,812
  23,344    Sonic Corp.*                                                791,595
  37,482    Starbucks Corp.*                                          1,396,955
  27,165    Yum! Brands, Inc.                                         1,403,888
                                                                    -----------
                                                                     11,489,951
                                                                    -----------
            SOFTWARE--2.7%
  11,674    Pixar*                                                      750,521
                                                                    -----------
            TOTAL COMMON STOCKS
            (Cost $25,056,310)                                       27,660,070
                                                                    -----------
            MONEY MARKET FUND--0.1%

  35,267    AIM Liquid Asset Portfolio Private Class
            (Cost $35,267)                                               35,267
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $25,091,578)--100.0%                               27,695,337
            Other assets less liabilities--0.0%                           5,941
                                                                    -----------
            NET ASSETS--100.0%                                      $27,701,278
                                                                    ===========

*  Non-income producing security.

COUNTRY BREAKDOWN (UNAUDITED)
APRIL 30, 2006

                                                                         TOTAL
                                              VALUE                    NET ASSETS
                                           -----------                 ----------
United States                              $26,464,720                     95.6%
Panama                                       1,230,617                      4.4
                                           -----------                    -----
Total value of investments                  27,695,337                    100.0
Other assets less liabilities                    5,941                      0.0
                                           -----------                    -----
Net Assets                                 $27,701,278                    100.0%
                                           ===========                    =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC MEDIA PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                              VALUE
---------                                                          ------------
            COMMON STOCKS--99.9%

            ADVERTISING--16.5%
   30,098   Catalina Marketing Corp.                                $   712,721
    8,198   Getty Images, Inc.*                                         524,754
   23,831   Harte-Hanks, Inc.                                           650,586
   13,610   Lamar Advertising Co., Class A*                             748,414
   15,624   Omnicom Group, Inc.                                       1,406,316
                                                                    -----------
                                                                      4,042,791
                                                                    -----------
            COMMERCIAL SERVICES--11.4%
   17,421   Arbitron, Inc.                                              621,233
   13,948   Monster Worldwide, Inc.*                                    800,615
   23,384   Valassis Communications, Inc.*                              684,450
   21,447   Viad Corp.                                                  704,963
                                                                    -----------
                                                                      2,811,261
                                                                    -----------
            INTERNET--18.4%
   24,580   aQuantive, Inc.*                                            615,975
   46,606   CNET Networks, Inc.*                                        502,413
   47,764   Digitas, Inc.*                                              673,950
  114,066   HomeStore, Inc.*                                            700,365
   27,913   InfoSpace, Inc.*                                            712,619
   30,301   ProQuest Co.*                                               475,726
   29,911   Sohu.com, Inc.*                                             830,030
                                                                    -----------
                                                                      4,511,078
                                                                    -----------
            MEDIA--53.6%
   43,908   Clear Channel Communications, Inc.                        1,252,695
   48,416   Cox Radio, Inc., Class A*                                   625,051
   43,582   EchoStar Communications Corp., Class A*                   1,346,685
   72,287   Hollinger International, Inc., Class A                      576,127
  149,917   Liberty Media Corp., Class A*                             1,251,807
   11,992   McClatchy Co. (The), Class A                                542,038
   22,802   McGraw-Hill Cos. (The), Inc.                              1,269,159
   13,428   Media General, Inc., Class A                                551,622
   12,225   Meredith Corp.                                              606,360
   85,297   Sinclair Broadcast Group, Inc., Class A                     669,581
   71,236   Time Warner, Inc.                                         1,239,506
   36,310   Univision Communications, Inc., Class A*                  1,295,904
   44,526   Walt Disney (The) Co.                                     1,244,947
      878   Washington Post (The) Co., Class B                          672,548
                                                                    -----------
                                                                     13,144,030
                                                                    -----------
            TOTAL COMMON STOCKS (Cost $24,477,618)                   24,509,160
                                                                    -----------
            MONEY MARKET FUND--0.1%
   35,146   AIM Liquid Asset Portfolio Private Class
            (Cost $35,146)                                               35,146
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $24,512,764)--100.0%                               24,544,306
            Liabilities in excess of other assets--(0.0%)                (1,221)
                                                                    -----------
            NET ASSETS--100.0%                                      $24,543,085
                                                                    ===========

*    Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC NETWORKING PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                          VALUE
---------                                                       -----------
             COMMON STOCKS--100.1%

             COMPUTERS--6.1%
 144,286     Brocade Communications Systems, Inc.*              $   888,802
 167,157     McDATA Corp., Class A*                                 807,368
                                                                -----------
                                                                  1,696,170
                                                                -----------
             INTERNET--13.6%
  11,135     F5 Networks, Inc.*                                     652,066
  30,424     Internet Security Systems, Inc.*                       682,715
  31,070     McAfee, Inc.*                                          810,616
  49,695     RSA Security, Inc.*                                  1,040,613
  23,404     Websense, Inc.*                                        581,823
                                                                -----------
                                                                  3,767,833
                                                                -----------
             SEMICONDUCTORS--21.2%
  29,086     Broadcom Corp., Class A*                             1,195,725
 246,427     Conexant Systems, Inc.*                                872,352
  26,878     DSP Group, Inc.*                                       726,781
  41,789     Emulex Corp.*                                          758,470
  21,266     Netlogic Microsystems, Inc.*                           856,382
  36,550     QLogic Corp.*                                          760,606
  15,472     Silicon Laboratories, Inc.*                            721,150
                                                                -----------
                                                                  5,891,466
                                                                -----------
             SOFTWARE--6.0%
  42,084     Citrix Systems, Inc.*                                1,679,993
                                                                -----------
             TELECOMMUNICATIONS--53.2%
  25,574     Adtran, Inc.                                           642,930
  52,962     Andrew Corp.*                                          560,338
  55,204     Arris Group, Inc.*                                     654,167
  35,343     Atheros Communications, Inc.*                          897,359
  66,153     Avaya, Inc.*                                           793,836
 168,334     Ciena Corp.*                                           688,486
  66,668     Cisco Systems, Inc.*                                 1,396,695
  23,481     Comtech Telecommunications Corp.*                      668,034
  52,806     Foundry Networks, Inc.*                                750,373
  73,776     Juniper Networks, Inc.*                              1,363,380
 461,294     Lucent Technologies, Inc.*                           1,287,010
  60,252     Motorola, Inc.                                       1,286,380
  42,158     NETGEAR, Inc.*                                         946,447
  28,014     QUALCOMM, Inc.                                       1,438,240
  89,071     Tellabs, Inc.*                                       1,411,776
                                                                -----------
                                                                 14,785,451
                                                                -----------
             TOTAL INVESTMENTS
             (Cost $24,704,598)--100.1%                          27,820,913
             Liabilities in excess of other assets--(0.1%)          (14,987)
                                                                -----------
             NET ASSETS--100.0%                                 $27,805,926
                                                                ===========

* Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                         VALUE
---------                                                      ------------
             COMMON STOCKS--100.0%

             ENGINEERING & CONSTRUCTION--5.2%
  170,808    Foster Wheeler Ltd. (Bermuda)*                    $  7,611,204
  161,330    McDermott International, Inc. (Panama)*              9,808,864
                                                               ------------
                                                                 17,420,068
                                                               ------------
             METAL FABRICATE/HARDWARE--3.0%
  200,661    NS Group, Inc.*                                     10,037,063
                                                               ------------
             OIL & GAS--34.0%
  193,143    Diamond Offshore Drilling, Inc.                     17,531,590
1,144,301    Grey Wolf, Inc.*                                     8,925,548
  122,289    Helmerich & Payne, Inc.                              8,895,302
  861,531    Parker Drilling Co.*                                 7,236,860
  285,679    Patterson-UTI Energy, Inc.                           9,244,572
  512,606    Pioneer Drilling Co.*                                8,309,343
  259,963    Pride International, Inc.*                           9,070,109
  201,147    Rowan Cos., Inc.                                     8,916,847
  226,653    Todco, Class A*                                     10,396,573
  210,050    Transocean, Inc. (Cayman Islands)*                  17,028,754
  154,663    Unit Corp.*                                          8,931,788
                                                               ------------
                                                                114,487,286
                                                               ------------
             OIL & GAS SERVICES--53.2%
  217,903    Baker Hughes, Inc.                                  17,613,099
  448,131    BJ Services Co.                                     17,051,385
  199,033    Grant Prideco, Inc.*                                10,190,490
  213,524    Halliburton Co.                                     16,686,901
  116,683    Hydril*                                              9,353,309
  153,192    Lufkin Industries, Inc.                              9,813,480
  173,410    Maverick Tube Corp.*                                 9,436,972
  234,963    National-Oilwell Varco, Inc.*                       16,205,398
  142,373    Oceaneering International, Inc.*                     8,689,024
  354,942    RPC, Inc.                                            9,828,344
  258,064    Schlumberger Ltd. (Netherlands)                     17,842,545
  208,740    Smith International, Inc.                            8,815,090
  151,962    Tidewater, Inc.                                      8,850,267
  347,136    Weatherford International Ltd. (Bermuda)*           18,373,909
                                                               ------------
                                                                178,750,213
                                                               ------------
             TRANSPORTATION--4.6%
  279,944    GulfMark Offshore, Inc.*                             7,670,466
  159,770    Overseas Shipholding Group, Inc.                     7,801,569
                                                               ------------
                                                                 15,472,035
                                                               ------------
             TOTAL INVESTMENTS
             (Cost $311,066,730)--100.0%                        336,166,665
             Liabilities in excess of other assets--(0.0%)          (35,050)
                                                               ------------
             NET ASSETS--100.0%                                $336,131,651
                                                               ============

*  Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
APRIL 30, 2006

                                                                 TOTAL
                                                  VALUE        NET ASSETS
                                               ------------    ----------
United States                                  $265,501,389       79.0%
Bermuda                                          25,985,113        7.7
Netherlands                                      17,842,545        5.3
Cayman Islands                                   17,028,754        5.1
Panama                                            9,808,864        2.9
                                               ------------      -----
Total value of investments                      336,166,665      100.0
Liabilities in excess of other assets               (35,050)      (0.0)
                                               ------------      -----
Net Assets                                     $336,131,615      100.0%
                                               ============      =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                          VALUE
---------                                                       -----------
             COMMON STOCKS--99.9%

             BIOTECHNOLOGY--20.2%
   47,085    Amgen, Inc.*                                       $ 3,187,655
   39,552    Biogen Idec, Inc.*                                   1,773,907
   42,269    Genentech, Inc.*                                     3,369,262
   27,573    Genzyme Corp.*                                       1,686,365
   53,196    Medimmune, Inc.*                                     1,674,078
  183,039    Millennium Pharmaceuticals, Inc.*                    1,661,994
                                                                -----------
                                                                 13,353,261
                                                                -----------
             HEALTHCARE-PRODUCTS--5.3%
   60,024    Johnson & Johnson                                    3,518,007
                                                                -----------
             PHARMACEUTICALS--74.4%
   80,976    Abbott Laboratories                                  3,460,914
   61,680    Abraxis BioScience, Inc.*                            1,926,883
   17,342    Allergan, Inc.                                       1,781,370
   60,666    Alpharma, Inc., Class A                              1,592,483
  120,644    AtheroGenics, Inc.*                                  1,707,113
   28,639    Barr Pharmaceuticals, Inc.*                          1,734,091
   82,683    Bristol-Myers Squibb Co.                             2,098,495
   62,878    Eli Lilly & Co.                                      3,327,504
   62,524    Endo Pharmaceuticals Holdings, Inc.*                 1,966,380
  102,089    First Horizon Pharmaceutical Corp.*                  2,273,522
   41,556    Forest Laboratories, Inc.*                           1,678,031
   31,303    Gilead Sciences, Inc.*                               1,799,923
   99,134    King Pharmaceuticals, Inc.*                          1,723,940
   46,346    Kos Pharmaceuticals, Inc.*                           2,243,146
   85,293    KV Pharmaceutical Co., Class A*                      1,840,623
   65,402    Medicis Pharmaceutical Corp., Class A                2,150,418
   99,317    Merck & Co., Inc.                                    3,418,491
   82,577    Mylan Laboratories, Inc.                             1,803,482
  134,536    Pfizer, Inc.                                         3,407,797
  101,120    Schering-Plough Corp.                                1,953,638
   63,942    Watson Pharmaceuticals, Inc.*                        1,818,510
   72,125    Wyeth                                                3,510,323
                                                                -----------
                                                                 49,217,077
                                                                -----------
             TOTAL COMMON STOCKS
             (Cost $67,432,177)                                  66,088,345
                                                                -----------
             MONEY MARKET FUND--0.1%
   71,044    AIM Liquid Asset Portfolio Private Class
             (Cost $71,044)                                          71,044
                                                                -----------
             TOTAL INVESTMENTS
             (Cost $67,503,221)--100.0%                          66,159,389
             Liabilities in excess of other assets--(0.0%)           (2,837)
                                                                -----------
             NET ASSETS--100.0%                                 $66,156,552
                                                                ===========

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC RETAIL PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                          VALUE
---------                                                       -----------
             COMMON STOCKS--100.0%

             BUILDING MATERIALS--2.4%
   26,289    Builders FirstSource, Inc.*                        $   566,528
                                                                -----------
             COMMERCIAL SERVICES--5.1%
   24,419    Adesa, Inc.                                            622,929
   21,520    Escala Group, Inc.*                                    592,015
                                                                -----------
                                                                  1,214,944
                                                                -----------
             DISTRIBUTION/WHOLESALE--2.5%
   13,801    Genuine Parts Co.                                      602,414
                                                                -----------
             FOOD--2.5%
   14,461    Weis Markets, Inc.                                     600,276
                                                                -----------
             INTERNET--3.0%
   24,030    NetFlix, Inc.*                                         712,249
                                                                -----------
             RETAIL--84.5%
    9,345    Abercrombie & Fitch Co., Class A                       567,522
   23,992    American Eagle Outfitters, Inc.                        777,341
   30,982    Asbury Automotive Group, Inc.*                         597,023
   14,300    Barnes & Noble, Inc.                                   644,644
   19,560    Brown Shoe Co., Inc.                                   743,867
   19,156    Claire's Stores, Inc.                                  674,674
   16,215    Conn's, Inc.*                                          554,067
   22,160    Costco Wholesale Corp.                               1,206,169
   39,740    CVS Corp.                                            1,181,073
   22,400    Dollar Tree Stores, Inc.*                              583,968
   27,560    Dress Barn, Inc.*                                      696,992
   59,299    Gap (The), Inc.                                      1,072,719
   15,019    Genesco, Inc.*                                         620,735
   16,149    Group 1 Automotive, Inc.                               881,412
   19,753    J. C. Penney Co., Inc.                               1,293,031
   19,364    Men's Wearhouse, Inc.*                                 686,260
   28,233    Nordstrom, Inc.                                      1,082,171
   31,602    Office Depot, Inc.*                                  1,282,409
   25,411    Pacific Sunwear of California, Inc.*                   592,076
   27,180    Payless ShoeSource, Inc.*                              624,325
   22,125    Ross Stores, Inc.                                      677,910
   23,331    Sonic Automotive, Inc.                                 630,404
   49,633    Staples, Inc.                                        1,310,808
   20,780    Target Corp.                                         1,103,418
                                                                -----------
                                                                 20,085,018
                                                                -----------
             TOTAL INVESTMENTS
             (Cost $21,143,865)--100.0%                          23,781,429
             Other assets less liabilities--0.0%                      1,830
                                                                -----------
             NET ASSETS--100.0%                                 $23,783,259
                                                                ===========

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                          VALUE
---------                                                      ------------
             COMMON STOCKS--100.0%

             ELECTRICAL COMPONENTS & EQUIPMENT--2.6%
  177,572    Advanced Energy Industries, Inc.*                 $  2,786,105
                                                               ------------
             ELECTRONICS--2.9%
   60,877    Cymer, Inc.*                                         3,146,732
                                                               ------------
             SEMICONDUCTORS--89.3%
  125,174    Advanced Micro Devices, Inc.*                        4,049,379
  140,342    Altera Corp.*                                        3,065,069
  306,071    Amkor Technology, Inc.*                              3,700,398
  132,317    Analog Devices, Inc.                                 5,017,461
  265,256    Applied Materials, Inc.                              4,761,345
  590,514    Atmel Corp.*                                         3,094,293
  353,552    Cirrus Logic, Inc.*                                  3,341,066
   73,362    Diodes, Inc.*                                        2,988,768
   63,541    Lam Research Corp.*                                  3,105,884
  136,644    Linear Technology Corp.                              4,850,862
  293,061    LSI Logic Corp.*                                     3,121,100
  221,326    Mattson Technology, Inc.*                            2,543,036
   84,488    MEMC Electronic Materials, Inc.*                     3,430,213
  203,072    Micrel, Inc.*                                        2,607,444
  188,227    National Semiconductor Corp.                         5,643,045
  221,406    NVIDIA Corp.*                                        6,469,484
  106,106    Omnivision Technologies, Inc.*                       3,085,562
  416,571    ON Semiconductor Corp.*                              2,986,814
  157,044    Photronics, Inc.*                                    2,822,081
  108,699    PortalPlayer, Inc.*                                  1,201,124
  111,019    Power Integrations, Inc.*                            2,350,272
  149,228    Semtech Corp.*                                       2,798,025
  262,639    Silicon Image, Inc.*                                 2,678,918
  160,893    Teradyne, Inc.*                                      2,712,656
  169,316    Texas Instruments, Inc.                              5,876,959
  596,905    TriQuint Semiconductor, Inc*                         3,241,194
  144,457    Zoran Corp.*                                         3,963,900
                                                               ------------
                                                                 95,506,352
                                                               ------------
             TELECOMMUNICATIONS--5.2%
  107,730    QUALCOMM, Inc.                                       5,530,858
                                                               ------------
             TOTAL INVESTMENTS
             (Cost $95,848,248)--100.0%                         106,970,047
             Liabilities in excess of other assets--(0. 0 %)        (41,194)
                                                               ------------
             NET ASSETS--100.0%                                $106,928,853
                                                               ============

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                          VALUE
---------                                                       -----------
             COMMON STOCKS--100.1%

             COMPUTERS--11.1%
   23,756    DST Systems, Inc.*                                 $ 1,461,469
   61,084    Jack Henry & Associates, Inc.                        1,371,336
   46,040    Reynolds & Reynolds (The) Co., Class A               1,369,230
   59,821    Synopsys, Inc.*                                      1,305,892
                                                                -----------
                                                                  5,507,927
                                                                -----------
             DIVERSIFIED FINANCIAL SERVICES--3.1%
   29,369    Investment Technology Group, Inc.*                   1,556,263
                                                                -----------
             INTERNET--6.2%
   40,892    Digital Insight Corp.*                               1,410,365
  168,270    RealNetworks, Inc.*                                  1,686,065
                                                                -----------
                                                                  3,096,430
                                                                -----------
             SOFTWARE--75.8%
   62,940    Adobe Systems, Inc.*                                 2,467,248
   27,500    ANSYS, Inc.*                                         1,552,375
   66,401    Autodesk, Inc.*                                      2,791,498
   73,945    Blackbaud, Inc.                                      1,553,584
   46,933    Blackboard, Inc.*                                    1,378,422
  109,427    BMC Software, Inc.*                                  2,357,058
   78,112    Citrix Systems, Inc.*                                3,118,232
   60,309    CSG Systems International, Inc.*                     1,524,612
   50,495    eFunds Corp.*                                        1,299,741
   30,577    Fair Isaac Corp.                                     1,134,712
   57,552    Fiserv, Inc.*                                        2,594,444
   40,334    Hyperion Solutions Corp.*                            1,235,027
   83,137    Informatica Corp.*                                   1,277,816
  171,302    Lawson Software, Inc.*                               1,315,599
   91,531    Microsoft Corp.                                      2,210,474
   14,089    MicroStrategy, Inc., Class A*                        1,320,703
   92,083    Red Hat, Inc.*                                       2,706,319
   31,918    SEI Investments Co.                                  1,370,559
   41,595    SPSS, Inc.*                                          1,450,002
   63,050    Sybase, Inc.*                                        1,372,599
   42,894    Transaction Systems Architects, Inc.*                1,713,186
                                                                -----------
                                                                 37,744,210
                                                                -----------
             TELECOMMUNICATIONS--3.9%
   85,322    Comverse Technology, Inc.*                           1,932,543
                                                                -----------
             TOTAL INVESTMENTS
             (Cost $44,950,551)--100.1%                          49,837,373
             Liabilities in excess of other assets--(0.1%)          (38,461)
                                                                -----------
             NET ASSETS--100.0%                                 $49,798,912
                                                                ===========

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                          VALUE
---------                                                       -----------
             COMMON STOCKS--99.8%

             COMMERCIAL SERVICES--3.0%
   49,242    Convergys Corp.*                                   $   958,742
                                                                -----------
             ELECTRONICS--3.4%
   12,399    Garmin Ltd. (Cayman Islands)                         1,070,778
                                                                -----------
             INTERNET--4.9%
   75,511    EarthLink, Inc.*                                       686,395
   66,272    United Online, Inc.                                    854,246
                                                                -----------
                                                                  1,540,641
                                                                -----------
             MEDIA--5.1%
   52,617    EchoStar Communications Corp., Class A*              1,625,865
                                                                -----------
             SOFTWARE--2.9%
   36,815    CSG Systems International, Inc.*                       930,683
                                                                -----------
             TELECOMMUNICATIONS--80.5%
   23,315    ALLTEL Corp.                                         1,500,787
   53,313    AT&T, Inc.                                           1,397,334
   74,953    Avaya, Inc.*                                           899,436
   46,828    BellSouth Corp.                                      1,581,849
   90,178    Broadwing Corp.*                                     1,252,572
   22,049    CenturyTel, Inc.                                       831,247
   62,404    Citizens Communications Co.                            828,725
   23,572    Commonwealth Telephone Enterprises, Inc.               782,119
   26,604    Comtech Telecommunications Corp.*                      756,884
   28,409    Comverse Technology, Inc.*                             643,464
   26,303    Crown Castle International Corp.*                      885,096
   27,074    Golden Telecom, Inc.                                   826,840
   16,867    Harris Corp.                                           785,496
  244,729    Level 3 Communications, Inc.*                        1,321,537
  522,660    Lucent Technologies, Inc.*                           1,458,221
   68,267    Motorola, Inc.                                       1,457,500
   31,739    NTL, Inc.*                                             872,188
  128,560    Qwest Communications International, Inc.*              862,638
   61,578    Sprint Nextel Corp.                                  1,527,134
   38,146    Syniverse Holdings, Inc.*                              675,566
   64,587    Time Warner Telecom, Inc., Class A*                  1,083,124
   83,763    UbiquiTel, Inc.*                                       867,785
   15,027    United States Cellular Corp.*                          937,685
   43,915    Verizon Communications, Inc.                         1,450,512
                                                                -----------
                                                                 25,485,739
                                                                -----------
             TOTAL INVESTMENTS
             (Cost $29,226,507)--99.8%                           31,612,448
             Other assets less liabilities--0.2%                     56,145
                                                                -----------
             NET ASSETS--100.0%                                 $31,668,593
                                                                ===========

*  Non-income producing security.

COUNTRY BREAKDOWN (Unaudited)
APRIL 30, 2006

                                                                 TOTAL
                                                   VALUE       NET ASSETS
                                                -----------    ----------
United States                                   $30,541,670        96.4%
Cayman Islands                                    1,070,778         3.4
                                                -----------       -----
Total investments                                31,612,448        99.8
Other assets less liabilities                        56,145         0.2
                                                -----------       -----
Net Assets                                      $31,668,593       100.0%
                                                ===========       =====

SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

POWERSHARES DYNAMIC UTILITIES PORTFOLIO
APRIL 30, 2006

  NUMBER
OF SHARES                                                          VALUE
---------                                                       -----------
             COMMON STOCKS--99.8%

             ELECTRIC--83.9%
   36,356    AES (The) Corp.*                                   $   616,961
   17,878    Allegheny Energy, Inc.*                                636,993
   19,370    Alliant Energy Corp.                                   619,065
   31,958    American Electric Power Co., Inc.                    1,069,315
  166,015    Aquila, Inc.*                                          718,845
   47,956    CenterPoint Energy, Inc.                               576,431
   28,760    Cleco Corp.                                            647,100
   10,824    Constellation Energy Group, Inc.                       594,454
   23,429    DPL, Inc.                                              636,566
   40,944    Duke Energy Corp.                                    1,192,289
   25,785    Edison International                                 1,041,972
   20,265    Exelon Corp.                                         1,094,310
   23,217    FirstEnergy Corp.                                    1,177,334
   22,060    Great Plains Energy, Inc.                              623,195
   19,453    NorthWestern Corp.                                     683,384
   14,216    NRG Energy, Inc.*                                      676,539
   21,602    NSTAR                                                  597,295
   17,473    Ormat Technologies, Inc.                               597,751
   21,203    Otter Tail Corp.                                       632,910
   26,496    Pepco Holdings, Inc.                                   611,528
   30,741    PG&E Corp.                                           1,224,722
   37,321    PPL Corp.                                            1,083,802
   14,252    Progress Energy, Inc.                                  609,986
   15,401    SCANA Corp.                                            602,795
   15,620    Wisconsin Energy Corp.                                 609,961
                                                                -----------
                                                                 19,175,503
                                                                -----------
             GAS--10.3%
   17,846    AGL Resources, Inc.                                    631,391
   15,389    KeySpan Corp.                                          621,408
   23,908    Sempra Energy                                        1,100,246
                                                                -----------
                                                                  2,353,045
                                                                -----------
             PIPELINES--5.6%
   17,949    Equitable Resources, Inc.                              637,369
   19,580    National Fuel Gas Co.                                  651,035
                                                                -----------
                                                                  1,288,404
                                                                -----------
             TOTAL INVESTMENTS
             (Cost $22,243,744)--99.8%                           22,816,952
             Other assets less liabilities--0.2%                     43,708
                                                                -----------
             NET ASSETS--100.0%                                 $22,860,660
                                                                ===========

*  Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2006

                                                                                               POWERSHARES
                                                 POWERSHARES             POWERSHARES             DYNAMIC
                                                   DYNAMIC                 DYNAMIC               ENERGY               POWERSHARES
                                               BIOTECHNOLOGY &           BUILDING &           EXPLORATION &          DYNAMIC FOOD &
                                                   GENOME               CONSTRUCTION           PRODUCTION               BEVERAGE
                                                 PORTFOLIO                PORTFOLIO             PORTFOLIO               PORTFOLIO
                                               ---------------          ------------          -------------          --------------
ASSETS:
   Investments at value                         $250,034,309             $25,667,050          $111,845,780             $24,267,470
   Cash                                               82,362                  23,872                33,449                  10,468
   Receivables:
      Investments sold                                98,933               9,888,878                    --                      --
      Dividends                                           --                   5,818                 3,684                  34,795
      Due from Advisor                                28,609                  10,513                17,476                  20,348
                                                ------------             -----------          ------------             -----------
      TOTAL ASSETS                               250,244,213              35,596,131           111,900,389              24,333,081
                                                ------------             -----------          ------------             -----------
LIABILITIES:
   Due to custodian                                       --                      --                    --                      --
   Payables:
      Investments purchased                               --               1,050,671                    --                      --
      Capital stock purchased                             --               9,082,324                    --                      --
   Accrued advisory fees                             105,616                  14,532                45,980                   9,918
   Accrued expenses                                  117,204                  43,044                59,556                  53,090
                                                ------------             -----------          ------------             -----------
      TOTAL LIABILITIES                              222,820              10,190,571               105,536                  63,008
                                                ------------             -----------          ------------             -----------
NET ASSETS                                      $250,021,393             $25,405,560          $111,794,853             $24,270,073
                                                ============             ===========          ============             ===========
NET ASSETS CONSIST OF:
Paid-in capital                                 $263,224,071             $24,348,120          $103,136,889             $24,948,016
   Undistributed net investment income
      (loss)/distributions in excess of
      net investment income                               --                      --                    --                  38,426
   Net realized gain (loss) on investments        (5,086,097)               (100,980)              360,014              (1,328,882)
   Net unrealized appreciation/
      depreciation on investments                 (8,116,581)              1,158,420             8,297,950                 612,513
                                                ------------             -----------          ------------             -----------
NET ASSETS                                      $250,021,393             $25,405,560          $111,794,853             $24,270,073
                                                ============             ===========          ============             ===========
   Shares outstanding (unlimited amount
      authorized, $0.01 par value)                14,500,000               1,400,000             6,000,000               1,600,000
Net asset value                                 $      17.24             $     18.15          $      18.63             $     15.17
                                                ============             ===========          ============             ===========
Investments at cost                             $258,150,890             $24,508,630          $103,547,830             $23,654,957
                                                ============             ===========          ============             ===========

                                                 POWERSHARES
                                                   DYNAMIC                                     POWERSHARES
                                                 HARDWARE &              POWERSHARES             DYNAMIC
                                                  CONSUMER                 DYNAMIC             LEISURE AND
                                                 ELECTRONICS              INSURANCE           ENTERTAINMENT
                                                  PORTFOLIO               PORTFOLIO             PORTFOLIO
                                                 -----------             -----------          -------------
ASSETS:
   Investments at value                          $16,765,666             $31,015,355           $27,695,337
   Cash                                               26,254                 173,394                13,192
   Receivables:
      Investments sold                                    --                      --                24,386
      Dividends                                           --                  19,682                12,895
      Due from Advisor                                17,207                  10,027                18,178
                                                 -----------             -----------           -----------
      TOTAL ASSETS                                16,809,127              31,218,458            27,763,988
                                                 -----------             -----------           -----------
LIABILITIES:
   Due to custodian                                       --                      --                    --
   Payables:
      Investments purchased                               --                      --                    --
      Capital stock purchased                             --                      --                    --
   Accrued advisory fees                               8,067                  12,546                11,350
   Accrued expenses                                   37,074                  41,565                51,360
                                                 -----------             -----------           -----------
      TOTAL LIABILITIES                               45,141                  54,111                62,710
                                                 -----------             -----------           -----------
NET ASSETS                                       $16,763,986             $31,164,347           $27,701,278
                                                 ===========             ===========           ===========
NET ASSETS CONSIST OF:
Paid-in capital                                  $16,072,805             $29,765,552           $26,450,984
   Undistributed net investment income
      (loss)/distributions in excess of
      net investment income                               --                  24,741                18,022
   Net realized gain (loss) on investments          (134,639)               (170,457)           (1,371,487)
   Net unrealized appreciation/
      depreciation on investments                    825,820               1,544,511             2,603,759
                                                 -----------             -----------           -----------
NET ASSETS                                       $16,763,986             $31,164,347           $27,701,278
                                                 ===========             ===========           ===========
   Shares outstanding (unlimited amount
      authorized, $0.01 par value)                 1,000,000               1,800,000             1,700,000
Net asset value                                  $     16.76             $     17.31           $     16.29
                                                 ===========             ===========           ===========
Investments at cost                              $15,939,846             $29,470,844           $25,091,578
                                                 ===========             ===========           ===========

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              POWERSHARES
                                                 POWERSHARES   POWERSHARES      DYNAMIC        POWERSHARES     POWERSHARES
                                                   DYNAMIC       DYNAMIC       OIL & GAS         DYNAMIC         DYNAMIC
                                                    MEDIA       NETWORKING     SERVICES      PHARMACEUTICALS     RETAIL
                                                  PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                 -----------   -----------   ------------    ---------------   -----------
ASSETS:
   Investments at value                          $24,544,306   $27,820,913   $336,166,665     $66,159,389      $23,781,429
   Cash                                               12,817        29,931        146,509              --           34,894
   Receivables:
      Investments sold                                26,596            --      6,424,219         176,329               --
      Dividends                                        1,820            --         22,939          45,952            9,289
      Due from Advisor                                19,435        20,441         16,836          24,524           11,886
                                                 -----------   -----------   ------------     -----------      -----------
      TOTAL ASSETS                                24,604,974    27,871,285    342,777,168      66,406,194       23,837,498
                                                 -----------   -----------   ------------     -----------      -----------
LIABILITIES:
   Due to custodian                                       --            --             --         161,450               --
   Payables:
      Investments purchased                               --            --             --              --               --
      Capital stock purchased                             --            --      6,422,816              --               --
   Accrued advisory fees                              10,166        11,657        132,284          27,361            9,652
   Accrued expenses                                   51,723        53,702         90,453          60,831           44,587
                                                 -----------   -----------   ------------     -----------      -----------
      TOTAL LIABILITIES                               61,889        65,359      6,645,553         249,642           54,239
                                                 -----------   -----------   ------------     -----------      -----------
NET ASSETS                                       $24,543,085   $27,805,926   $336,131,615     $66,156,552      $23,783,259
                                                 ===========   ===========   ============     ===========      ===========
NET ASSETS CONSIST OF:
Paid-in capital                                  $26,286,872   $25,479,393   $312,362,690     $67,840,890      $21,413,094
   Undistributed net investment income
      (loss)/distributions in excess of
      net investment income                            7,510            --             --          35,370            5,308
   Net realized gain (loss) on investments        (1,782,839)     (789,782)    (1,331,010)       (375,876)        (272,707)
   Net unrealized appreciation/
      depreciation on investments                     31,542     3,116,315     25,099,935      (1,343,832)       2,637,564
                                                 -----------   -----------   ------------     -----------      -----------
NET ASSETS                                       $24,543,085   $27,805,926   $336,131,615     $66,156,552      $23,783,259
                                                 ===========   ===========   ============     ===========      ===========
   Shares outstanding (unlimited amount
      authorized, $0.01 par value)                 1,700,000     1,600,000     15,700,000       4,000,000        1,300,000
Net asset value                                  $     14.44   $     17.38   $      21.41     $     16.54      $     18.29
                                                 ===========   ===========   ============     ===========      ===========
Investments at cost                              $24,512,764   $24,704,598   $311,066,730     $67,503,221      $21,143,865
                                                 ===========   ===========   ============     ===========      ===========
                                                                                    POWERSHARES
                                                   POWERSHARES    POWERSHARES         DYNAMIC         POWERSHARES
                                                     DYNAMIC        DYNAMIC     TELECOMMUNICATIONS &    DYNAMIC
                                                 SEMICONDUCTORS    SOFTWARE           WIRELESS         UTILITIES
                                                    PORTFOLIO      PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                 --------------   -----------   --------------------  -----------
ASSETS:
   Investments at value                           $106,970,047    $49,837,373        $31,612,448      $22,816,952
   Cash                                                 23,085         15,953             42,156           36,004
   Receivables:
      Investments sold                                      --             --                 --               --
      Dividends                                         25,576             --             46,508           51,772
      Due from Advisor                                  25,708         22,873             16,368           11,227
                                                  ------------    -----------        -----------      -----------
      TOTAL ASSETS                                 107,044,416     49,876,199         31,717,480       22,915,955
                                                  ------------    -----------        -----------      -----------
LIABILITIES:
   Due to custodian                                         --             --                 --               --
   Payables:
      Investments purchased                                 --             --                 --               --
      Capital stock purchased                               --             --                 --               --
   Accrued advisory fees                                43,355         19,408             12,623           10,635
   Accrued expenses                                     72,208         57,879             36,264           44,660
                                                  ------------    -----------        -----------      -----------
      TOTAL LIABILITIES                                115,563         77,287             48,887           55,295
                                                  ------------    -----------        -----------      -----------
NET ASSETS                                        $106,928,853    $49,798,912        $31,668,593      $22,860,660
                                                  ============    ===========        ===========      ===========
NET ASSETS CONSIST OF:
Paid-in capital                                   $ 98,000,097    $45,825,070        $29,313,919      $22,447,081
   Undistributed net investment income
      (loss)/distributions in excess of
      net investment income                                 --             --             25,352           53,346
   Net realized gain (loss) on investments          (2,193,043)      (912,980)           (56,619)        (212,975)
   Net unrealized appreciation/
      depreciation on investments                   11,121,799      4,886,822          2,385,941          573,208
                                                  ------------    -----------        -----------      -----------
NET ASSETS                                        $106,928,853    $49,798,912        $31,668,593      $22,860,660
                                                  ============    ===========        ===========      ===========
   Shares outstanding (unlimited amount
      authorized, $0.01 par value)                   5,300,000      2,700,000          1,900,000        1,400,000
Net asset value                                   $      20.18    $     18.44        $     16.67      $     16.33
                                                  ============    ===========        ===========      ===========
Investments at cost                               $ 95,848,248    $44,950,551        $29,226,507      $22,243,744
                                                  ============    ===========        ===========      ===========

STATEMENTS OF OPERATIONS

                                                                                               POWERSHARES
                                                       POWERSHARES        POWERSHARES            DYNAMIC
                                                         DYNAMIC            DYNAMIC               ENERGY            POWERSHARES
                                                     BIOTECHNOLOGY &       BUILDING &          EXPLORATION &       DYNAMIC FOOD &
                                                         GENOME           CONSTRUCTION          PRODUCTION           BEVERAGE
                                                        PORTFOLIO          PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                     ---------------    -----------------    -----------------    ---------------
                                                     FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                                     JUNE 23, 2005*     OCTOBER 26, 2005*    OCTOBER 26, 2005*     JUNE 23, 2005*
                                                         THROUGH            THROUGH              THROUGH              THROUGH
                                                     APRIL 30, 2006      APRIL 30, 2006       APRIL 30, 2006       APRIL 30, 2006
                                                     ---------------    -----------------    -----------------    ---------------
INVESTMENT INCOME:
   Dividends                                           $   118,169         $  146,122           $   224,571         $   319,971
                                                       -----------         ----------           -----------         -----------
EXPENSES:
   Advisory fees                                           670,518            109,138               174,806             100,258
   Licensing                                                40,231              6,548                10,488               6,015
   Administration fees                                      32,448              4,785                 6,886              24,079
   Registration & filings                                   31,457              4,095                10,154               2,827
   Printing                                                 30,500              4,000                 9,000               7,250
   Accounting                                               26,992              2,811                 4,081              21,151
   Audit                                                    18,000             18,000                18,000              18,000
   Offering costs                                           10,619              8,692                 8,692              10,891
   Listing fee and expenses                                  9,856              5,193                 5,311               9,191
   Custodian and transfer agent fees                         9,437              1,726                 2,748               4,294
   Legal                                                     5,700              1,100                 1,300               1,300
   Trustees                                                  3,052                288                   772                 279
   Other expenses                                           11,636              8,257                 8,754               9,247
                                                       -----------         ----------           -----------         -----------
      TOTAL EXPENSES                                       900,446            174,633               260,992             214,782
   Less fees waived:
      Advisory                                             (46,667)           (27,897)              (31,935)            (76,949)
                                                       -----------         ----------           -----------         -----------
      NET EXPENSES                                         853,779            146,736               229,057             137,833
                                                       -----------         ----------           -----------         -----------
      NET INVESTMENT INCOME (LOSS)                        (735,610)              (614)               (4,486)            182,138
                                                       -----------         ----------           -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                       (5,086,097)          (100,980)              411,568          (1,329,330)
      In-kind redemptions                               13,715,213          6,162,217             4,170,156             943,544
                                                       -----------         ----------           -----------         -----------
   Net realized gain (loss)                              8,629,116          6,061,237             4,581,724            (385,786)
   Net unrealized appreciation/
      depreciation on investments                       (8,116,581)         1,158,420             8,297,950             612,513
                                                       -----------         ----------           -----------         -----------
   Net realized and unrealized gain (loss)
      on investments                                       512,535          7,219,657            12,879,674             226,727
                                                       -----------         ----------           -----------         -----------
Net increase (decrease) in net assets
   resulting from operations                           $  (223,075)        $7,219,043           $12,875,188         $   408,865
                                                       ===========         ==========           ===========         ===========

                                                        POWERSHARES
                                                          DYNAMIC                                 POWERSHARES
                                                        HARDWARE &           POWERSHARES            DYNAMIC
                                                         CONSUMER              DYNAMIC            LEISURE AND
                                                        ELECTRONICS           INSURANCE          ENTERTAINMENT
                                                         PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                     -----------------     -----------------     --------------
                                                      FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                                     DECEMBER 6, 2005*     OCTOBER 26, 2005*     JUNE 23, 2005*
                                                          THROUGH              THROUGH              THROUGH
                                                      APRIL 30, 2006        APRIL 30, 2006       APRIL 30, 2006
                                                     -----------------     -----------------     --------------
INVESTMENT INCOME:
   Dividends                                            $   18,548            $  251,816          $   193,171
                                                        ----------            ----------          -----------
EXPENSES:
   Advisory fees                                            47,841                83,944              107,413
   Licensing                                                 2,870                 5,037                6,445
   Administration fees                                       1,778                 3,808               24,118
   Registration & filings                                    2,449                 3,354                2,988
   Printing                                                  8,500                 4,000                5,500
   Accounting                                                  957                 2,292               21,167
   Audit                                                    12,000                18,000               18,000
   Offering costs                                            3,993                 8,692               10,890
   Listing fee and expenses                                  4,031                 5,174                9,201
   Custodian and transfer agent fees                           733                 1,702                3,902
   Legal                                                     2,500                 1,000                1,300
   Trustees                                                    125                   208                  317
   Other expenses                                           10,533                 8,212                9,275
                                                        ----------            ----------          -----------
      TOTAL EXPENSES                                        98,310               145,423              220,516
   Less fees waived:
      Advisory                                             (33,578)              (30,432)             (73,676)
                                                        ----------            ----------          -----------
      NET EXPENSES                                          64,732               114,991              146,840
                                                        ----------            ----------          -----------
      NET INVESTMENT INCOME (LOSS)                         (46,184)              136,825               46,331
                                                        ----------            ----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                                         (134,639)             (170,457)          (1,373,694)
      In-kind redemptions                                1,843,273             1,267,161            1,076,203
                                                        ----------            ----------          -----------
   Net realized gain (loss)                              1,708,634             1,096,704             (297,491)
   Net unrealized appreciation/
      depreciation on investments                          825,820             1,544,511            2,603,759
                                                        ----------            ----------          -----------
   Net realized and unrealized gain (loss)
      on investments                                     2,534,454             2,641,215            2,306,268
                                                        ----------            ----------          -----------
Net increase (decrease) in net assets
   resulting from operations                            $2,488,270            $2,778,040          $ 2,352,599
                                                        ==========            ==========          ===========

*  Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                POWERSHARES
                                             POWERSHARES      POWERSHARES         DYNAMIC          POWERSHARES       POWERSHARES
                                               DYNAMIC          DYNAMIC          OIL & GAS           DYNAMIC           DYNAMIC
                                                MEDIA         NETWORKING         SERVICES        PHARMACEUTICALS       RETAIL
                                              PORTFOLIO        PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                           ---------------  --------------   -----------------   ---------------  -----------------
                                           FOR THE PERIOD   FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD    FOR THE PERIOD
                                           JUNE 23, 2005*   JUNE 23, 2005*   OCTOBER 26, 2005*   JUNE 23, 2005*   OCTOBER 26, 2005*
                                              THROUGH          THROUGH           THROUGH            THROUGH            THROUGH
                                           APRIL 30, 2006   APRIL 30, 2006    APRIL 30, 2006     APRIL 30, 2006     APRIL 30, 2006
                                           ---------------  --------------   -----------------   ---------------  -----------------
INVESTMENT INCOME:
   Dividends                                 $   185,838      $   19,359        $   418,366        $   367,803       $  112,548
                                             -----------      ----------        -----------        -----------       ----------
EXPENSES:
   Advisory fees                                 105,733         109,881            389,237            169,573           64,699
   Licensing                                       6,344           6,593             23,354             10,174            3,882
   Administration fees                            24,270          24,248             13,822             24,786            3,137
   Registration & filings                          3,013           2,822             31,433              7,385            2,174
   Printing                                        6,204           7,500              8,500              9,300            7,500
   Accounting                                     21,268          21,249              8,103             21,541            1,952
   Audit                                          18,000          18,000             18,000             18,000           18,000
   Offering costs                                 10,925          10,924              8,132             10,912            8,693
   Listing fee and expenses                        9,188           9,204              5,602              9,303            5,163
   Custodian and transfer agent fees               4,340           4,333              4,442              4,354            1,333
   Legal                                           1,400           1,400              1,700              1,700            1,000
   Trustees                                          284             328              1,980                763              159
   Other expenses                                  9,256           9,394              9,755              9,578            8,340
                                             -----------      ----------        -----------        -----------       ----------
      TOTAL EXPENSES                             220,225         225,876            524,060            297,369          126,032
   Less fees waived:
      Advisory                                   (75,466)        (75,892)           (28,393)           (72,185)         (35,289)
                                             -----------      ----------        -----------        -----------       ----------
      NET EXPENSES                               144,759         149,984            495,667            225,184           90,743
                                             -----------      ----------        -----------        -----------       ----------
      NET INVESTMENT INCOME (LOSS)                41,079        (130,625)           (77,301)           142,619           21,805
                                             -----------      ----------        -----------        -----------       ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                             (1,782,957)       (791,040)        (1,331,010)          (379,249)        (272,707)
      In-kind redemptions                        709,645       1,637,190          6,161,997          3,407,720        2,959,676
                                             -----------      ----------        -----------        -----------       ----------
   Net realized gain (loss)                   (1,073,312)        846,150          4,830,987          3,028,471        2,686,969
   Net unrealized appreciation/
      depreciation on investments                 31,542       3,116,315         25,099,935         (1,343,832)       2,637,564
                                             -----------      ----------        -----------        -----------       ----------
   Net realized and unrealized gain (loss)
      on investments                          (1,041,770)      3,962,465         29,930,922          1,684,639        5,324,533
                                             -----------      ----------        -----------        -----------       ----------
 Net increase (decrease) in net assets
   resulting from operations                 $(1,000,691)     $3,831,840        $29,853,621        $ 1,827,258       $5,346,338
                                             ===========      ==========        ===========        ===========       ==========

                                                                                    POWERSHARES
                                            POWERSHARES       POWERSHARES             DYNAMIC            POWERSHARES
                                              DYNAMIC           DYNAMIC        TELECOMMUNICATIONS &        DYNAMIC
                                           SEMICONDUCTORS      SOFTWARE              WIRELESS             UTILITIES
                                             PORTFOLIO         PORTFOLIO             PORTFOLIO            PORTFOLIO
                                           ---------------   --------------    --------------------   -----------------
                                           FOR THE PERIOD    FOR THE PERIOD      FOR THE PERIOD        FOR THE PERIOD
                                           JUNE 23, 2005*    JUNE 23, 2005*    DECEMBER 06, 2005*     OCTOBER 26, 2005*
                                              THROUGH            THROUGH            THROUGH                THROUGH
                                           APRIL 30, 2006    APRIL 30, 2006      APRIL 30, 2006        APRIL 30, 2006
                                           ---------------   --------------    --------------------   -----------------
INVESTMENT INCOME:
   Dividends                                 $   188,937       $   41,381          $  157,800             $  523,280
                                             -----------       ----------          ----------             ----------
EXPENSES:
   Advisory fees                                 299,810          149,525              53,898                 79,060
   Licensing                                      17,989            8,971               3,234                  4,744
   Administration fees                            28,020           24,985               1,961                  3,643
   Registration & filings                          9,745            4,646               3,154                  3,570
   Printing                                       15,700            9,500               8,500                  4,000
   Accounting                                     23,498           21,686               1,078                  2,207
   Audit                                          18,000           18,000              12,000                 18,000
   Offering costs                                 10,929           10,934               3,993                  8,692
   Listing fee and expenses                        9,401            9,242               4,042                  5,175
   Custodian and transfer agent fees               5,072            4,308                 813                  1,418
   Legal                                           2,800            1,600               1,800                  1,000
   Trustees                                        1,159              513                 173                    212
   Other expenses                                 10,227            9,442              10,410                  8,410
                                             -----------       ----------          ----------             ----------
      TOTAL EXPENSES                             452,350          273,352             105,056                140,131
   Less fees waived:
      Advisory                                   (63,354)         (73,406)            (32,692)               (31,294)
                                             -----------       ----------          ----------             ----------
      NET EXPENSES                               388,996          199,946              72,364                108,837
                                             -----------       ----------          ----------             ----------
      NET INVESTMENT INCOME (LOSS)              (200,059)        (158,565)             85,436                414,443
                                             -----------       ----------          ----------             ----------
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from:
      Investments                             (2,209,125)        (915,843)            (56,619)              (212,975)
      In-kind redemptions                     11,351,953        2,869,432             855,794              1,385,401
                                             -----------       ----------          ----------             ----------
   Net realized gain (loss)                    9,142,828        1,953,589             799,175              1,172,426
   Net unrealized appreciation/
      depreciation on investments             11,121,799        4,886,822           2,385,941                573,208
                                             -----------       ----------          ----------             ----------
   Net realized and unrealized gain (loss)
      on investments                          20,264,627        6,840,411           3,185,116              1,745,634
                                             -----------       ----------          ----------             ----------
Net increase (decrease) in net assets
   resulting from operations                 $20,064,568       $6,681,846          $3,270,552             $2,160,077
                                             ===========       ==========          ==========             ==========

* Commencement of Investment Operations.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              POWERSHARES
                                                    POWERSHARES          POWERSHARES            DYNAMIC
                                                      DYNAMIC              DYNAMIC              ENERGY            POWERSHARES
                                                   BIOTECHNOLOGY &        BUILDING &         EXPLORATION &       DYNAMIC FOOD &
                                                      GENOME             CONSTRUCTION         PRODUCTION           BEVERAGE
                                                     PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO
                                                   ---------------    -----------------    -----------------    ---------------
                                                   FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD       FOR THE PERIOD
                                                   JUNE 23, 2005*     OCTOBER 26, 2005*    OCTOBER 26, 2005*     JUNE 23, 2005*
                                                       THROUGH            THROUGH              THROUGH              THROUGH
                                                   APRIL 30, 2006      APRIL 30, 2006       APRIL 30, 2006       APRIL 30, 2006
                                                   ---------------    -----------------    -----------------    ---------------
OPERATIONS:
Net investment income (loss)                        $   (735,610)       $       (614)        $     (4,486)        $   182,138
   Net realized gain (loss) on investments             8,629,116           6,061,237            4,581,724            (385,786)
   Net unrealized appreciation/
      depreciation on investments                     (8,116,581)          1,158,420            8,297,950             612,513
                                                    ------------        ------------         ------------         -----------
      Net increase (decrease) in net assets
         resulting from operations                      (223,075)          7,219,043           12,875,188             408,865
                                                    ------------        ------------         ------------         -----------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                            --                  --                   --                  --
                                                    ------------        ------------         ------------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      --             (15,330)             (47,068)           (143,712)
                                                    ------------        ------------         ------------         -----------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                         331,894,266          74,726,928          133,305,347          34,218,637
   Value of shares repurchased                       (81,649,798)        (56,525,081)         (34,338,614)        (10,213,717)
   Net income equalization                                    --                  --                   --                  --
                                                    ------------        ------------         ------------         -----------
   Net increase in net assets resulting
      from share transactions                        250,244,468          18,201,847           98,966,733          24,004,920
                                                    ------------        ------------         ------------         -----------
      INCREASE IN NET ASSETS                         250,021,393          25,405,560          111,794,853          24,270,073

NET ASSETS:
   Beginning of period                                        --                  --                   --                  --
                                                    ------------        ------------         ------------         -----------
   End of period                                    $250,021,393        $ 25,405,560         $111,794,853         $24,270,073
                                                    ============        ============         ============         ===========
   Undistributed net investment income
      (loss)/(distributions in excess of
      net investment income) at end
      of period                                     $         --         $        --         $         --         $    38,426
                                                    ============        ============         ============         ===========
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                        19,100,000           4,600,000            8,000,000           2,300,000
   Shares repurchased                                 (4,600,000)         (3,200,000)          (2,000,000)           (700,000)
   Shares outstanding,
      beginning of period                                     --                  --                   --                  --
                                                    ------------        ------------         ------------         -----------
   Shares outstanding, end of period                  14,500,000           1,400,000            6,000,000           1,600,000
                                                    ============        ============         ============         ===========
                                                    POWERSHARES
                                                      DYNAMIC                                  POWERSHARES
                                                     HARDWARE &           POWERSHARES            DYNAMIC
                                                     CONSUMER               DYNAMIC            LEISURE AND
                                                    ELECTRONICS            INSURANCE          ENTERTAINMENT
                                                     PORTFOLIO             PORTFOLIO            PORTFOLIO
                                                 -----------------     -----------------     --------------
                                                  FOR THE PERIOD        FOR THE PERIOD       FOR THE PERIOD
                                                 DECEMBER 6, 2005*     OCTOBER 26, 2005*     JUNE 23, 2005*
                                                     THROUGH               THROUGH              THROUGH
                                                  APRIL 30, 2006        APRIL 30, 2006       APRIL 30, 2006
                                                 -----------------     -----------------     --------------
OPERATIONS:
Net investment income (loss)                      $    (46,184)         $    136,825         $     46,331
   Net realized gain (loss) on investments           1,708,634             1,096,704             (297,491)
   Net unrealized appreciation/
      depreciation on investments                      825,820             1,544,511            2,603,759
                                                  ------------          ------------         ------------
      Net increase (decrease) in net assets
         resulting from operations                   2,488,270             2,778,040            2,352,599
                                                  ------------          ------------         ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                          --                    --                   --
                                                  ------------          ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    --              (112,084)             (28,509)
                                                  ------------          ------------         ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                        30,972,458            51,895,393           37,406,748
   Value of shares repurchased                     (16,696,742)          (23,397,002)         (12,029,560)
   Net income equalization                                  --                    --                   --
                                                  ------------          ------------         ------------
   Net increase in net assets resulting
      from share transactions                       14,275,716            28,498,391           25,377,188
                                                  ------------          ------------         ------------
      INCREASE IN NET ASSETS                        16,763,986            31,164,347           27,701,278

NET ASSETS:
   Beginning of period                                      --                    --                   --
                                                  ------------          ------------         ------------
   End of period                                  $ 16,763,986          $ 31,164,347         $ 27,701,278
                                                  ============          ============         ============
   Undistributed net investment income
      (loss)/(distributions in excess of
      net investment income) at end
      of period                                   $         --          $     24,741         $     18,022
                                                  ============          ============         ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                       2,000,000             3,200,000            2,500,000
   Shares repurchased                               (1,000,000)           (1,400,000)            (800,000)
   Shares outstanding,
      beginning of period                                   --                    --                   --
                                                  ------------          ------------         ------------
   Shares outstanding, end of period                 1,000,000             1,800,000            1,700,000
                                                  ============          ============         ============

* Commencement of Investment Operations.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     POWERSHARES
                                           POWERSHARES       POWERSHARES         DYNAMIC          POWERSHARES        POWERSHARES
                                             DYNAMIC           DYNAMIC          OIL & GAS           DYNAMIC          DYNAMIC
                                              MEDIA          NETWORKING          SERVICES       PHARMACEUTICALS        RETAIL
                                            PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO            PORTFOLIO
                                         ---------------   --------------   -----------------   ---------------   -----------------
                                         FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD     FOR THE PERIOD
                                         JUNE 23, 2005*    JUNE 23, 2005*   OCTOBER 26, 2005*   JUNE 23, 2005*    OCTOBER 26, 2005*
                                            THROUGH           THROUGH           THROUGH            THROUGH           THROUGH
                                         APRIL 30, 2006    APRIL 30, 2006    APRIL 30, 2006     APRIL 30, 2006      APRIL 30, 2006
                                         ---------------   --------------   -----------------   ---------------   -----------------
OPERATIONS:
Net investment income (loss)              $     41,079      $   (130,625)     $     (77,301)      $    142,619       $     21,805
   Net realized gain (loss) on
      investments                           (1,073,312)          846,150          4,830,987          3,028,471          2,686,969
   Net unrealized appreciation/
      depreciation on investments               31,542         3,116,315         25,099,935         (1,343,832)         2,637,564
                                          ------------      ------------      -------------       ------------       ------------
      Net increase (decrease) in net
         assets resulting from
         operations                         (1,000,691)        3,831,840         29,853,621          1,827,258          5,346,338
                                          ------------      ------------      -------------       ------------       ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                  --                --                 --                 --                 --
                                          ------------      ------------      -------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                       (34,051)               --                 --           (107,249)           (16,497)
                                          ------------      ------------      -------------       ------------       ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                35,776,211        35,217,483        362,551,971         84,466,520         67,902,200
   Value of shares repurchased             (10,198,384)      (11,243,397)       (56,273,977)       (20,029,977)       (49,448,782)
   Net income equalization                          --                --                 --                 --                 --
                                          ------------      ------------      -------------       ------------       ------------
   Net increase in net assets resulting
      from share transactions               25,577,827        23,974,086        306,277,994         64,436,543         18,453,418
                                          ------------      ------------      -------------       ------------       ------------
      INCREASE IN NET ASSETS                24,543,085        27,805,926        336,131,615         66,156,552         23,783,259

NET ASSETS:
   Beginning of period                              --                --                 --                 --                 --
                                          ------------      ------------      -------------       ------------       ------------
   End of period                          $ 24,543,085      $ 27,805,926      $ 336,131,615       $ 66,156,552       $ 23,783,259
                                          ============      ============      =============       ============       ============
   Undistributed net investment income
      (loss)/(distributions in excess
      of net investment income) at end
      of period                           $      7,510      $         --      $          --       $     35,370       $      5,308
                                          ============      ============      =============       ============       ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                               2,400,000         2,300,000         18,700,000          5,200,000          4,300,000
   Shares repurchased                         (700,000)         (700,000)        (3,000,000)        (1,200,000)        (3,000,000)
   Shares outstanding, beginning
      of period                                     --                --                 --                 --                 --
                                          ------------      ------------      -------------       ------------       ------------
   Shares outstanding, end of period         1,700,000         1,600,000         15,700,000          4,000,000          1,300,000
                                          ============      ============      =============       ============       ============

                                                                                         POWERSHARES
                                                    POWERSHARES      POWERSHARES           DYNAMIC             POWERSHARES
                                                      DYNAMIC          DYNAMIC       TELECOMMUNICATIONS &        DYNAMIC
                                                   SEMICONDUCTORS     SOFTWARE            WIRELESS              UTILITIES
                                                     PORTFOLIO        PORTFOLIO           PORTFOLIO             PORTFOLIO
                                                   --------------   --------------   --------------------   -----------------
                                                   FOR THE PERIOD   FOR THE PERIOD      FOR THE PERIOD       FOR THE PERIOD
                                                   JUNE 23, 2005*   JUNE 23, 2005*    DECEMBER 06, 2005*    OCTOBER 26, 2005*
                                                      THROUGH          THROUGH             THROUGH              THROUGH
                                                   APRIL 30, 2006   APRIL 30, 2006      APRIL 30, 2006       APRIL 30, 2006
                                                   --------------   --------------   --------------------   -----------------
OPERATIONS:
Net investment income (loss)                       $   (200,059)     $   (158,565)       $    85,436          $    414,443
   Net realized gain (loss) on investments            9,142,828         1,953,589            799,175             1,172,426
   Net unrealized appreciation/
      depreciation on investments                    11,121,799         4,886,822          2,385,941               573,208
                                                   ------------      ------------        -----------          ------------
      Net increase (decrease) in net assets
         resulting from operations                   20,064,568         6,681,846          3,270,552             2,160,077
                                                   ------------      ------------        -----------          ------------
   Undistributed net investment income
      included in price of units issued
      and redeemed                                           --                --                 --                (9,333)
                                                   ------------      ------------        -----------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                     --                --            (60,084)             (361,097)
                                                   ------------      ------------        -----------          ------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold                        157,737,331        62,047,515         37,788,226            45,288,573
   Value of shares repurchased                      (70,873,046)      (18,930,449)        (9,330,101)          (24,226,893)
   Net income equalization                                   --                --                 --                 9,333
                                                   ------------      ------------        -----------          ------------
   Net increase in net assets resulting
      from share transactions                        86,864,285        43,117,066         28,458,125            21,071,013
                                                   ------------      ------------        -----------          ------------
      INCREASE IN NET ASSETS                        106,928,853        49,798,912         31,668,593            22,860,660

NET ASSETS:
   Beginning of period                                       --                --                 --                    --
                                                   ------------      ------------        -----------          ------------
   End of period                                   $106,928,853      $ 49,798,912        $31,668,593          $ 22,860,660
                                                   ============      ============        ===========          ============
   Undistributed net investment income
      (loss)/(distributions in excess of
      net investment income) at end
      of period                                    $         --      $         --        $    25,352          $     53,346
                                                   ============      ============        ===========          ============
CHANGES IN SHARES OUTSTANDING:
   Shares sold                                        9,200,000         3,800,000          2,500,000             2,900,000
   Shares repurchased                                (3,900,000)       (1,100,000)          (600,000)           (1,500,000)
   Shares outstanding, beginning
      of period                                              --                --                 --                    --
                                                   ------------      ------------        -----------          ------------
   Shares outstanding, end of period                  5,300,000         2,700,000          1,900,000             1,400,000
                                                   ============      ============        ===========          ============


* Commencement of Investment Operations.

FINANCIAL HIGHLIGHTS

POWERSHARES DYNAMIC BIOTECHNOLOGY & GENOME PORTFOLIO

                                                                                            FOR THE PERIOD
                                                                                            JUNE 23, 2005*
                                                                                               THROUGH
                                                                                            APRIL 30, 2006
                                                                                            --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                      $  14.71
                                                                                               --------
   Net investment loss**                                                                          (0.08)
   Net realized and unrealized gain on investments                                                 2.61
                                                                                               --------
      Total from operations                                                                        2.53
                                                                                               --------
   Net asset value at end of period                                                            $  17.24
                                                                                               --------
TOTAL RETURN:***                                                                                  17.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                 $250,021
   Ratio to average net assets of:
      Expenses, net of waivers                                                                     0.64%+
      Expenses, prior to waivers                                                                   0.67%+
      Net investment loss, net of waivers                                                         (0.55)%+
   Portfolio turnover rate ++                                                                        49%

POWERSHARES DYNAMIC BUILDING & CONSTRUCTION PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                             OCTOBER 26, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                             -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 15.26
                                                                                                  -------
   Net investment loss**                                                                               --(a)
   Net realized and unrealized gain on investments                                                   2.90
                                                                                                  -------
      Total from operations                                                                          2.90
                                                                                                  -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                          (0.01)
                                                                                                  -------
   Net asset value at end of period                                                               $ 18.15
                                                                                                  -------
TOTAL RETURN:***                                                                                    18.99%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $25,406
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.67%+
      Expenses, prior to waivers                                                                     0.80%+
      Net investment loss, net of waivers                                                              --+(a)
   Portfolio turnover rate ++                                                                          29%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01 or 0.01%.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC ENERGY EXPLORATION & PRODUCTION PORTFOLIO

                                                                                            FOR THE PERIOD
                                                                                           OCTOBER 26, 2005*
                                                                                               THROUGH
                                                                                            APRIL 30, 2006
                                                                                           -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                       $  16.03
                                                                                                --------
   Net investment loss**                                                                              --(a)
   Net realized and unrealized gain on investments                                                  2.62
                                                                                                --------
      Total from operations                                                                         2.62
                                                                                                --------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                         (0.02)
                                                                                                --------
   Net asset value at end of period                                                             $  18.63
                                                                                                --------
TOTAL RETURN:***                                                                                   16.33%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                  $111,795
   Ratio to average net assets of:
      Expenses, net of waivers                                                                      0.66%+
      Expenses, prior to waivers                                                                    0.75%+
      Net investment loss, net of waivers                                                          (0.01)%+
   Portfolio turnover rate ++                                                                         19%

POWERSHARES DYNAMIC FOOD & BEVERAGE PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                              JUNE 23, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                              --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 14.85
                                                                                                  -------
   Net investment income**                                                                           0.11
   Net realized and unrealized gain on investments                                                   0.30
                                                                                                  -------
      Total from operations                                                                          0.41
                                                                                                  -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                          (0.09)
                                                                                                  -------
   Net asset value at end of period                                                               $ 15.17
                                                                                                  -------
TOTAL RETURN:***                                                                                     2.78%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $24,270
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.69%+
      Expenses, prior to waivers                                                                     1.07%+
      Net investment income, net of waivers                                                          0.91%+
   Portfolio turnover rate ++                                                                          72%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)  Amount represents less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES HARDWARE & CONSUMER ELECTRONICS PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                              JUNE 23, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                              --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 15.30
                                                                                                  -------
   Net investment loss**                                                                            (0.03)
   Net realized and unrealized gain on investments                                                   1.49
                                                                                                  -------
      Total from operations                                                                          1.46
                                                                                                  -------
   Net asset value at end of period                                                               $ 16.76
                                                                                                  -------
TOTAL RETURN:***                                                                                     9.54%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $16,764
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.68%+
      Expenses, prior to waivers                                                                     1.03%+
      Net investment loss, net of waivers                                                           (0.48)%+
   Portfolio turnover rate ++                                                                          14%

POWERSHARES DYNAMIC INSURANCE PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                              JUNE 23, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                              --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 15.44
                                                                                                  -------
   Net investment income**                                                                           0.07
   Net realized and unrealized gain on investments                                                   1.86
                                                                                                  -------
      Total from operations                                                                          1.93
                                                                                                  -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                          (0.06)
                                                                                                  -------
   Net asset value at end of period                                                               $ 17.31
                                                                                                  -------
TOTAL RETURN:***                                                                                    12.54%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $31,164
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.68%+
      Expenses, prior to waivers                                                                     0.87%+
      Net investment income, net of waivers                                                          0.81%+
   Portfolio turnover rate ++                                                                          30%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC LEISURE AND ENTERTAINMENT PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                              JUNE 23, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                              --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 14.77
                                                                                                  -------
   Net investment income**                                                                           0.03
   Net realized and unrealized gain on investments                                                   1.51
                                                                                                  -------
      Total from operations                                                                          1.54
                                                                                                  -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                          (0.02)
                                                                                                  -------
   Net asset value at end of period                                                               $ 16.29
                                                                                                  -------
TOTAL RETURN:***                                                                                    10.41%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $27,701
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.68%+
      Expenses, prior to waivers                                                                     1.03%+
      Net investment income, net of waivers                                                          0.22%+
   Portfolio turnover rate ++                                                                          48%

POWERSHARES DYNAMIC MEDIA PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                              JUNE 23, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                              --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 14.93
                                                                                                  -------
   Net investment income**                                                                           0.02
   Net realized and unrealized loss on investments                                                  (0.49)
                                                                                                  -------
      Total from operations                                                                         (0.47)
                                                                                                  -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                          (0.02)
                                                                                                  -------
   Net asset value at end of period                                                               $ 14.44
                                                                                                  -------
TOTAL RETURN:***                                                                                    (3.15)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $24,543
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.68%+
      Expenses, prior to waivers                                                                     1.04%+
      Net investment income, net of waivers                                                          0.19%+
   Portfolio turnover rate ++                                                                          68%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC NETWORKING PORTFOLIO

                                                                                               FOR THE PERIOD
                                                                                               JUNE 23, 2005*
                                                                                                  THROUGH
                                                                                               APRIL 30, 2006
                                                                                               --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 14.96
                                                                                                  -------
   Net investment loss**                                                                            (0.08)
   Net realized and unrealized gain on investments                                                   2.50
                                                                                                  -------
      Total from operations                                                                          2.42
                                                                                                  -------
   Net asset value at end of period                                                               $ 17.38
                                                                                                  -------
TOTAL RETURN:***                                                                                    16.18%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $27,806
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.68%+
      Expenses, prior to waivers                                                                     1.03%+
      Net investment loss, net of waivers                                                           (0.59)%+
   Portfolio turnover rate ++                                                                          42%

POWERSHARES DYNAMIC OIL & GAS SERVICES PORTFOLIO

                                                                                             FOR THE PERIOD
                                                                                            OCTOBER 26, 2005*
                                                                                                THROUGH
                                                                                             APRIL 30, 2006
                                                                                            -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                       $  16.43
                                                                                                --------
   Net investment loss**                                                                           (0.01)
   Net realized and unrealized gain on investments                                                  4.99
                                                                                                --------
      Total from operations                                                                         4.98
                                                                                                --------
   Net asset value at end of period                                                             $  21.41
                                                                                                --------
TOTAL RETURN:***                                                                                   30.31%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                  $336,132
   Ratio to average net assets of:
      Expenses, net of waivers                                                                      0.64%+
      Expenses, prior to waivers                                                                    0.67%+
      Net investment loss, net of waivers                                                          (0.10)%+
   Portfolio turnover rate ++                                                                         10%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+    Annualized
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC PHARMACEUTICALS PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                              JUNE 23, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                              --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 14.84
                                                                                                  -------
   Net investment income**                                                                           0.06
   Net realized and unrealized gain on investments                                                   1.68
                                                                                                  -------
      Total from operations                                                                          1.74
                                                                                                  -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                          (0.04)
                                                                                                  -------
   Net asset value at end of period                                                               $ 16.54
                                                                                                  -------
TOTAL RETURN:***                                                                                    11.74%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $66,157
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.66%+
      Expenses, prior to waivers                                                                     0.88%+
      Net investment income, net of waivers                                                          0.42%+
   Portfolio turnover rate ++                                                                          29%

POWERSHARES DYNAMIC RETAIL PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                             OCTOBER 26, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                             -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 15.13
                                                                                                  -------
   Net investment income**                                                                           0.01
   Net realized and unrealized gain on investments                                                   3.16
                                                                                                  -------
      Total from operations                                                                          3.17
                                                                                                  -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                          (0.01)
                                                                                                  -------
   Net asset value at end of period                                                               $ 18.29
                                                                                                  -------
TOTAL RETURN:***                                                                                    20.98%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $23,783
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.70%+
      Expenses, prior to waivers                                                                     0.97%+
      Net investment income, net of waivers                                                          0.17%+
   Portfolio turnover rate ++                                                                          11%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC SEMICONDUCTORS PORTFOLIO

                                                                                            FOR THE PERIOD
                                                                                            JUNE 23, 2005*
                                                                                               THROUGH
                                                                                            APRIL 30, 2006
                                                                                            --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                      $  14.93
                                                                                               --------
   Net investment loss**                                                                          (0.05)
   Net realized and unrealized gain on investments                                                 5.30
                                                                                               --------
      Total from operations                                                                        5.25
                                                                                               --------
   Net asset value at end of period                                                            $  20.18
                                                                                               --------
TOTAL RETURN:***                                                                                  35.16%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                 $106,929
   Ratio to average net assets of:
      Expenses, net of waivers                                                                     0.65%+
      Expenses, prior to waivers                                                                   0.75%+
      Net investment loss, net of waivers                                                         (0.33)%+
   Portfolio turnover rate ++                                                                        42%

POWERSHARES DYNAMIC SOFTWARE PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                              JUNE 23, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                              --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 14.98
                                                                                                  -------
   Net investment loss**                                                                            (0.08)
   Net realized and unrealized gain on investments                                                   3.54
                                                                                                  -------
      Total from operations                                                                          3.46
                                                                                                  -------
   Net asset value at end of period                                                               $ 18.44
                                                                                                  -------
TOTAL RETURN:***                                                                                    23.10%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $49,799
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.67%+
      Expenses, prior to waivers                                                                     0.91%+
      Net investment loss, net of waivers                                                           (0.53)%+
   Portfolio turnover rate ++                                                                          75%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

POWERSHARES DYNAMIC TELECOMMUNICATIONS & WIRELESS PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                             DECEMBER 6, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                             -----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 14.95
                                                                                                  -------
   Net investment income**                                                                           0.05
   Net realized and unrealized gain on investments                                                   1.70
                                                                                                  -------
      Total from operations                                                                          1.75
                                                                                                  -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                          (0.03)
                                                                                                  -------
   Net asset value at end of period                                                               $ 16.67
                                                                                                  -------
TOTAL RETURN:***                                                                                    11.74%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $31,669
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.67%+
      Expenses, prior to waivers                                                                     0.97%+
      Net investment income, net of waivers                                                          0.79%+
   Portfolio turnover rate ++                                                                           3%

POWERSHARES DYNAMIC UTILITIES PORTFOLIO

                                                                                              FOR THE PERIOD
                                                                                              JUNE 23, 2005*
                                                                                                 THROUGH
                                                                                              APRIL 30, 2006
                                                                                              --------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                                                         $ 15.32
                                                                                                  -------
   Net investment income**                                                                           0.24
   Net realized and unrealized gain on investments                                                   0.97
                                                                                                  -------
      Total from operations                                                                          1.21
                                                                                                  -------
   Undistributed net investment income included in price of units issued and redeemed**             (0.01)
                                                                                                  -------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income**                                                                          (0.19)
                                                                                                  -------
   Net asset value at end of period                                                               $ 16.33
                                                                                                  -------
TOTAL RETURN:***                                                                                     7.82%

RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (000's omitted)                                                    $22,861
   Ratio to average net assets of:
      Expenses, net of waivers                                                                       0.69%+
      Expenses, prior to waivers                                                                     0.89%+
      Net investment income, net of waivers                                                          2.62%+
   Portfolio turnover rate ++                                                                          38%

*    Commencement of Investment Operations.
**   Based on average shares outstanding.
*** Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.
+    Annualized.
++ Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

NOTE 1. ORGANIZATION

PowerShares Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an exchange-traded, management investment company that was organized as a Massachusetts business trust on June 9, 2000. The Trust currently consists of the following thirty-seven portfolios:

    PowerShares Dynamic Market Portfolio - "Dynamic Market Portfolio"

    PowerShares Dynamic OTC Portfolio - "Dynamic OTC Portfolio"

    PowerShares FTSE RAFI US 1000 Portfolio - "FTSE RAFI US 1000 Portfolio"

    PowerShares Dynamic Large Cap Growth Portfolio - "Dynamic Large Cap Growth Portfolio"

    PowerShares Dynamic Large Cap Value Portfolio - "Dynamic Large Cap Value Portfolio"

    PowerShares Dynamic Mid Cap Growth Portfolio - "Dynamic Mid Cap Growth Portfolio"

    PowerShares Dynamic Mid Cap Value Portfolio - "Dynamic Mid Cap Value Portfolio"

    PowerShares Dynamic Small Cap Growth Portfolio - "Dynamic Small Cap Growth Portfolio"

    PowerShares Dynamic Small Cap Value Portfolio - "Dynamic Small Cap Value Portfolio"

    PowerShares Dividend Achievers(TM) Portfolio - "Dividend Achievers(TM) Portfolio"

    PowerShares High Yield Equity Dividend Achievers(TM) Portfolio - "High Yield Equity Dividend Achievers(TM) Portfolio"

    PowerShares High Growth Rate Dividend Achievers(TM) Portfolio - "High Growth Rate Dividend Achievers(TM) Portfolio"

    PowerShares International Dividend Achievers(TM) Portfolio - "International Dividend Achievers(TM) Portfolio"

    PowerShares Aerospace & Defense Portfolio - "Aerospace & Defense Portfolio"

    PowerShares Golden Dragon Halter USX China Portfolio - "Golden Dragon Halter USX China Porfolio"

    PowerShares Lux Nanotech Portfolio - "Lux Nanotech Portfolio"

    PowerShares Value Line Timeliness(TM) Select Portfolio - "Value Line Timeliness(TM) Select Portfolio"

    PowerShares Water Resources Portfolio - "Water Resources Portfolio"

    PowerShares WilderHill Clean Energy Portfolio - "WilderHill Clean Energy Portfolio"

    PowerShares Zacks Micro Cap Portfolio - "Zacks Micro Cap Portfolio"

    PowerShares Zacks Small Cap Portfolio - "Zacks Small Cap Portfolio"

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

    PowerShares Dynamic Biotechnology & Genome Portfolio - "Dynamic Biotechnology & Genome Portfolio"

    PowerShares Dynamic Building & Construction Portfolio - "Dynamic Building & Construction Portfolio"

    PowerShares Dynamic Energy Exploration & Production Portfolio - "Dynamic Energy Exploration & Production Portfolio"

    PowerShares Dynamic Food & Beverage Portfolio - "Dynamic Food & Beverage Portfolio"

    PowerShares Dynamic Hardware & Consumer Electronics Portfolio - "Dynamic Hardware & Consumer Electronics Portfolio"

    PowerShares Dynamic Insurance Portfolio - "Dynamic Insurance Portfolio"

    PowerShares Dynamic Leisure and Entertainment Portfolio - "Dynamic Leisure and Entertainment Portfolio"

    PowerShares Dynamic Media Portfolio - "Dynamic Media Portfolio"

    PowerShares Dynamic Networking Portfolio - "Dynamic Networking Portfolio"

    PowerShares Dynamic Oil & Gas Services Portfolio - "Dynamic Oil & Gas Services Portfolio"

    PowerShares Dynamic Pharmaceuticals Portfolio - "Dynamic Pharmaceuticals Portfolio"

    PowerShares Dynamic Retail Portfolio - "Dynamic Retail Portfolio"

    PowerShares Dynamic Semiconductors Portfolio - "Dynamic Semiconductors Portfolio"

    PowerShares Dynamic Software Portfolio - "Dynamic Software Portfolio"

    PowerShares Dynamic Telecommunications & Wireless Portfolio - "Dynamic Telecommunications & Wireless Portfolio"

    PowerShares Dynamic Utilities Portfolio - "Dynamic Utilities Portfolio"

Each portfolio represents a separate series of the Trust (the "Fund" or "Funds"). The Funds' shares are listed and traded on the American Stock Exchange except for the FTSE RAFI US 1000 Portfolio, which is listed and traded on the New York Stock Exchange. The Funds' market prices may differ to some degree from the net asset value of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

that correspond generally to the price and yield (before the Fund's fees and expenses) of the following equity indices:

    Dynamic Market Portfolio - Dynamic Market Intellidex Index

    Dynamic OTC Portfolio - Dynamic OTC Intellidex Index

    FTSE RAFI US 1000 Portfolio - FTSE RAFI US 1000 Index

    Dynamic Large Cap Growth Portfolio - Dynamic Large Cap Growth Intellidex
    Index

    Dynamic Large Cap Value Portfolio - Dynamic Large Cap Value Intellidex Index

    Dynamic Mid Cap Growth Portfolio - Dynamic Mid Cap Growth Intellidex Index

    Dynamic Mid Cap Value Portfolio - Dynamic Mid Cap Value Intellidex Index

    Dynamic Small Cap Growth Portfolio - Dynamic Small Cap Growth Intellidex
    Index

    Dynamic Small Cap Value Portfolio - Dynamic Small Cap Value Intellidex Index

    Dividend Achievers(TM) Portfolio - Broad Dividend Achievers(TM) Index

    High Yield Equity Dividend Achievers(TM) Portfolio - Dividend Achievers(TM) 50 Index

    High Growth Rate Dividend Achievers(TM) Portfolio - High Growth Rate Dividend Achievers(TM) Index

    International Dividend Achievers(TM) Portfolio - International Dividend Achievers(TM) Index

    Aerospace & Defense Portfolio - SPADE(TM) Defense Index

    Golden Dragon Halter USX China Portfolio - USX China Index

    Lux Nanotech Portfolio - Lux Nanotech Index(TM)

    Value Line Timeliness(TM) Select Portfolio - Value Line Timeliness(TM) Select Index

    Water Resources Portfolio - Palisades Water Index

    WilderHill Clean Energy Portfolio - WilderHill Clean Energy Index

    Zacks Micro Cap Portfolio - Zacks Micro Cap Index

    Zacks Small Cap Portfolio - Zacks Small Cap Index

    Dynamic Biotechnology & Genome Portfolio - Dynamic Biotechnology & Genome Intellidex(SM) Index

    Dynamic Building & Construction Portfolio - Dynamic Building & Construction Intellidex(SM) Index

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

    Dynamic Energy Exploration & Production Portfolio - Dynamic Energy Exploration & Production Intellidex(SM) Index

    Dynamic Food & Beverage Portfolio - Dynamic Food & Beverage Intellidex(SM) Index

    Dynamic Hardware & Consumer Electronics Portfolio - Dynamic Hardware & Consumer Electronics Intellidex(SM) Index

    Dynamic Insurance Portfolio - Dynamic Insurance Intellidex(SM) Index

    Dynamic Leisure and Entertainment Portfolio - Dynamic Leisure and Entertainment Intellidex(SM) Index

    Dynamic Media Portfolio - Dynamic Media Intellidex(SM) Index

    Dynamic Networking Portfolio - Dynamic Networking Intellidex(SM) Index

    Dynamic Oil & Gas Services Portfolio - Dynamic Oil Services Intellidex(SM) Index

    Dynamic Pharmaceuticals Portfolio - Dynamic Pharmaceuticals Intellidex(SM) Index

    Dynamic Retail Portfolio - Dynamic Retail Intellidex(SM) Index

    Dynamic Semiconductors Portfolio - Dynamic Semiconductors Intellidex(SM)
    Index

    Dynamic Software Portfolio - Dynamic Software Intellidex(SM) Index

    Dynamic Telecommunications & Wireless Portfolio - Dynamic Telecommunications & Wireless Intellidex(SM) Index

    Dynamic Utilities Portfolio - Dynamic Utilities Intellidex(SM) Index

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

A. SECURITY VALUATION

Securities are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

B. FEDERAL INCOME TAXES

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and net taxable capital gains to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, losses deferred due to post-October losses and excise tax regulations.

C. INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

D. EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

E. INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Each Fund declares and pays dividends from net investment income to its shareholders quarterly and distributes net realized taxable capital gains, if any, annually (see Note 12).

G. EQUALIZATION

The Dividend Achievers(TM) Portfolio, High Yield Equity Dividend Achievers(TM) Portfolio, High Growth Rate Dividend Achievers(TM) Portfolio, International Dividend Achievers(TM) Portfolio and Dynamic Utilities Portfolio use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes.

H. RISK OF CONCENTRATION

The PowerShares Specialty and Industry Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

NOTE 3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

PowerShares Capital Management LLC (the "Adviser") has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services.

The fee paid by each Fund to the Adviser's accrues daily and is payable at the following annual rates:

                                                                     % OF AVERAGE
                                                                   DAILY NET ASSETS
                                                                   ----------------
Dynamic Market Portfolio                                                 .50%
Dynamic OTC Portfolio                                                    .50%
FTSE RAFI US 1000 Portfolio                                              .50%
Dynamic Large Cap Growth Portfolio                                       .50%
Dynamic Large Cap Value Portfolio                                        .50%
Dynamic Mid Cap Growth Portfolio                                         .50%
Dynamic Mid Cap Value Portfolio                                          .50%
Dynamic Small Cap Growth Portfolio                                       .50%
Dynamic Small Cap Value Portfolio                                        .50%
Dividend Achievers(TM) Portfolio                                         .40%
High Yield Equity Dividend Achievers(TM) Portfolio                       .40%
High Growth Rate Dividend Achievers(TM) Portfolio                        .40%
International Dividend Achievers(TM) Portfolio                           .40%
Aerospace & Defense Portfolio                                            .50%
Golden Dragon Halter USX China Portfolio                                 .50%
Lux Nanotech Portfolio                                                   .50%
Value Line Timeliness(TM) Select Portfolio                               .50%
Water Resources Portfolio                                                .50%
WilderHill Clean Energy Portfolio                                        .50%
Zacks Micro Cap Portfolio                                                .50%
Zacks Small Cap Portfolio                                                .50%
Dynamic Biotechnology & Genome Portfolio                                 .50%
Dynamic Building & Construction Portfolio                                .50%
Dynamic Energy Exploration & Production Portfolio                        .50%
Dynamic Food & Beverage Portfolio                                        .50%
Dynamic Hardware & Consumer Electronics Portfolio                        .50%
Dynamic Insurance Portfolio                                              .50%
Dynamic Leisure and Entertainment Portfolio                              .50%
Dynamic Media Portfolio                                                  .50%
Dynamic Networking Portfolio                                             .50%
Dynamic Oil & Gas Services Portfolio                                     .50%
Dynamic Pharmaceuticals Portfolio                                        .50%
Dynamic Retail Portfolio                                                 .50%
Dynamic Semiconductors Portfolio                                         .50%
Dynamic Software Portfolio                                               .50%
Dynamic Telecommunications & Wireless Portfolio                          .50%
Dynamic Utilities Portfolio                                              .50%

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

For the period ended April 30, 2006, the Adviser waived the following fees:

                                                              FEES WAIVED
                                                              -----------
Dynamic Market Portfolio                                        $188,751
Dynamic OTC Portfolio                                            145,318
FTSE RAFI US 1000 Portfolio                                       56,474
Dynamic Large Cap Growth Portfolio                               107,262
Dynamic Large Cap Value Portfolio                                115,781
Dynamic Mid Cap Growth Portfolio                                 112,555
Dynamic Mid Cap Value Portfolio                                  122,082
Dynamic Small Cap Growth Portfolio                               115,109
Dynamic Small Cap Value Portfolio                                124,935
Dividend Achievers(TM) Portfolio                                  57,204
High Yield Equity Dividend Achievers(TM) Portfolio               168,670
High Growth Rate Dividend Achievers(TM) Portfolio                 58,976
International Dividend Achievers(TM) Portfolio                    43,114
Aerospace & Defense Portfolio                                     35,058
Golden Dragon Halter USX China Portfolio                         153,739
Lux Nanotech Portfolio                                            33,080
Value Line Timeliness(TM) Select Portfolio                        29,056
Water Resources Portfolio                                         39,206
WilderHill Clean Energy Portfolio                                 92,899
Zacks Micro Cap Portfolio                                         78,032
Zacks Small Cap Portfolio                                         36,238
Dynamic Biotechnology & Genome Portfolio                          46,667
Dynamic Building & Construction Portfolio                         27,897
Dynamic Energy Exploration & Production Portfolio                 31,935
Dynamic Food & Beverage Portfolio                                 76,949
Dynamic Hardware & Consumer Electronics Portfolio                 33,578
Dynamic Insurance Portfolio                                       30,432
Dynamic Leisure and Entertainment Portfolio                       73,676
Dynamic Media Portfolio                                           75,466
Dynamic Networking Portfolio                                      75,892
Dynamic Oil & Gas Services Portfolio                              28,393
Dynamic Pharmaceuticals Portfolio                                 72,185
Dynamic Retail Portfolio                                          35,289
Dynamic Semiconductors Portfolio                                  63,354
Dynamic Software Portfolio                                        73,406
Dynamic Telecommunications & Wireless Portfolio                   32,692
Dynamic Utilities Portfolio                                       31,294

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Pursuant to the Investment Advisory Agreement with the Trust, the Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Funds (excluding interest expense, brokerage commissions and other trading expenses, licensing fees (except as to the Dynamic Market Portfolio and the Dynamic OTC Portfolio), offering costs, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the Dividend Achievers(TM) Portfolio, High Yield Equity Dividend Achievers(TM) Portfolio, High Growth Rate Dividend Achievers(TM) Portfolio and International Dividend Achievers(TM) Portfolio) of average net assets per year (the "Expense Cap"), at least until April 30, 2007. Offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Funds' Shares offered for sale; (b) Securities and Exchange Commission and state registration fees; and (c) initial fees paid to be listed on an exchange.

Except for the Dynamic Market Portfolio and the Dynamic OTC Portfolio, the Trust and the Adviser have entered into an Excess Expense Agreement (the "Expense Agreement") in which expenses borne by the Adviser are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap as specified above.

The Expense Agreement does not apply to the Dynamic Market Portfolio and Dynamic OTC Portfolio. Accordingly, expenses of these Funds borne by the Adviser are not subject to reimbursement.

During the period ended April 30, 2006, the Funds that reimbursed expenses to the Adviser under the Expense Agreement were as follows:

FTSE RAFI US 1000 Portfolio                                              $ 1,832
High Yield Equity Dividend Acheivers(TM) Portfolio                        65,566
Golden Dragon Halter USX China Portfolio                                  19,750
WilderHill Clean Energy Portfolio                                          6,161
Water Resources Portfolio                                                  1,195

The amounts subject to reimbursement to the Adviser at April 30, 2006 are as follows:

FTSE RAFI US 1000 Portfolio                                             $ 56,474
Dynamic Large Cap Growth Portfolio                                       132,693
Dynamic Large Cap Value Portfolio                                        141,037
Dynamic Mid Cap Growth Portfolio                                         138,069
Dynamic Mid Cap Value Portfolio                                          147,405
Dynamic Small Cap Growth Portfolio                                       140,653
Dynamic Small Cap Value Portfolio                                        150,485
Dividend Achievers(TM) Portfolio                                          57,204
High Yield Equity Dividend Achievers(TM) Portfolio                       193,286
High Growth Rate Dividend Achievers(TM) Portfolio                         58,976
International Dividend Achievers(TM) Portfolio                            43,114
Aerospace & Defense Portfolio                                             35,058
Golden Dragon Halter USX China Portfolio                                 189,231

                                       207

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

Lux Nanotech Portfolio                                                  $ 33,080
Value Line Timeliness(TM) Select Portfolio                                29,056
Water Resources Portfolio                                                 39,206
WilderHill Clean Energy Portfolio                                        118,530
Zacks Micro Cap Portfolio                                                 78,032
Zacks Small Cap Portfolio                                                 36,238
Dynamic Biotechnology & Genome Portfolio                                  46,667
Dynamic Building & Construction Portfolio                                 27,897
Dynamic Energy Exploration & Production Portfolio                         31,935
Dynamic Food & Beverage Portfolio                                         76,949
Dynamic Hardware & Consumer Electronics Portfolio                         33,578
Dynamic Insurance Portfolio                                               30,432
Dynamic Leisure and Entertainment Portfolio                               73,676
Dynamic Media Portfolio                                                   75,466
Dynamic Networking Portfolio                                              75,892
Dynamic Oil & Gas Services Portfolio                                      28,393
Dynamic Pharmaceuticals Portfolio                                         72,185
Dynamic Retail Portfolio                                                  35,289
Dynamic Semiconductors Portfolio                                          63,354
Dynamic Software Portfolio                                                73,406
Dynamic Telecommunications & Wireless Portfolio                           32,692
Dynamic Utilities Portfolio                                               31,294

LICENSING FEE AGREEMENTS
The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUNDS                                                                   LICENSOR
-----                                                                   --------
Dynamic Market Portfolio                                        American Stock Exchange
Dynamic OTC Portfolio                                           American Stock Exchange
FTSE RAFI US 1000 Portfolio                                      Research Associates, LLC
Dynamic Large Cap Growth Portfolio                              American Stock Exchange
Dynamic Large Cap Value Portfolio                               American Stock Exchange
Dynamic Mid Cap Growth Portfolio                                American Stock Exchange
Dynamic Mid Cap Value Portfolio                                 American Stock Exchange
Dynamic Small Cap Growth Portfolio                              American Stock Exchange
Dynamic Small Cap Value Portfolio                               American Stock Exchange
Dynamic Dividend(TM) Portfolio                                         Mergent, Inc.
High Yield Equity Dividend Achievers(TM) Portfolio                     Mergent, Inc.
Dynamic High Growth Rate Dividend(TM) Portfolio                        Mergent, Inc.
Dynamic International Dividend Achievers(TM) Portfolio                 Mergent, Inc.
Aerospace & Defense Portfolio                             International Space Business Council
Golden Dragon Halter USX China Portfolio                         Halter Financial Group
Lux Nanotech Portfolio                                              Lux Research, Inc.
Value Line Timeliness(TM) Select Portfolio                     Value Line Publishing, Inc.

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

FUNDS                                                                   LICENSOR
-----                                                                   --------
Water Resources Portfolio                                      Hydrogen Ventures, LLC
WilderHill Clean Energy Portfolio                                 WilderShares, LLC
Zacks Micro Cap Portfolio                                  Zacks Investment Research, Inc.
Zacks Small Cap Value Portfolio                            Zacks Investment Research, Inc.
Dynamic Biotechnology & Genome Portfolio                       American Stock Exchange
Dynamic Building & Construction Portfolio                      American Stock Exchange
Dynamic Energy Exploration & Production Portfolio              American Stock Exchange
Dynamic Food & Beverage Portfolio                              American Stock Exchange
Dynamic Hardware & Consumer Electronics Portfolio              American Stock Exchange
Dynamic Insurance Portfolio                                    American Stock Exchange
Dynamic Leisure and Entertainment Portfolio                    American Stock Exchange
Dynamic Media Portfolio                                        American Stock Exchange
Dynamic Networking Portfolio                                   American Stock Exchange
Dynamic Oil & Gas Services Portfolio                           American Stock Exchange
Dynamic Pharmaceuticals Portfolio                              American Stock Exchange
Dynamic Retail Portfolio                                       American Stock Exchange
Dynamic Semiconductors Portfolio                               American Stock Exchange
Dynamic Software Portfolio                                     American Stock Exchange
Dynamic Telecommunications & Wireless Portfolio                American Stock Exchange
Dynamic Utilities Portfolio                                    American Stock Exchange

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to PowerShares Capital Management LLC for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Funds are required to pay the licensing fees, which are shown on the Statements of Operations.

The Bank of New York serves as the administrator, custodian and fund accounting and transfer agent for each Fund.

NOTE 4. FEDERAL INCOME TAX
At April 30, 2006, the components of accumulated earnings/loss on a tax-basis were as follows:

                                            NET ACCUMULATED    UNREALIZED
                             ACCUMULATED   CAPITAL AND OTHER  APPRECIATION/  GROSS UNREALIZED  GROSS UNREALIZED  TOTAL ACCUMULATED
                              EARNINGS       GAINS/LOSSES     DEPRECIATION     APPRECIATION      DEPRECIATION      EARNINGS/LOSS
                             -----------   -----------------  -------------  ----------------  ----------------  -----------------
Dynamic Market Portfolio      $ 507,337      $(27,854,889)     $41,847,353      $59,937,822      $(18,090,469)       $14,499,801
Dynamic OTC Portfolio                --       (11,650,725)      15,927,697        2,015,853        (4,224,156)         4,276,972
FTSE RAFI US 1000 Portfolio     129,021                --        2,494,690        4,269,479        (1,774,789)         2,623,711
Dynamic Large Cap
   Growth Portfolio                  --          (191,864)       4,009,028        9,324,747        (5,315,719)         3,817,164
Dynamic Large Cap
   Value Portfolio              117,050           (70,814)       4,640,933        5,288,556          (647,623)         4,687,169
Dynamic Mid Cap
   Growth Portfolio             711,633          (422,220)       4,129,726        6,582,732        (2,453,006)         4,419,139

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

                                                       NET
                                                   ACCUMULATED
                                                     CAPITAL       UNREALIZED        GROSS          GROSS            TOTAL
                                  ACCUMULATED       AND OTHER    APPRECIATION/    UNREALIZED     UNREALIZED       ACCUMULATED
                                    EARNINGS      GAINS/LOSSES    DEPRECIATION   APPRECIATION   DEPRECIATION     EARNINGS/LOSS
                                  -----------     ------------   -------------  -------------  --------------    -------------
Dynamic Mid Cap
   Value Portfolio                 $  44,433      $  (237,806)    $ 2,242,135    $ 3,053,582   $    (811,447)     $ 2,048,762
Dynamic Small Cap
   Growth Portfolio                       --         (823,782)      5,826,453     10,205,788      (4,379,335)       5,002,671
Dynamic Small Cap
   Value Portfolio                    45,098         (703,862)      3,964,099      4,643,272        (679,173)       3,305,335
Dividend Achievers(TM) Portfolio      16,670          (23,569)      1,199,581      1,454,875        (255,294)       1,192,682
High Yield Equity Dividend
   Achievers(TM) Portfolio         1,587,278       (2,613,033)     (8,661,003)    14,288,643     (22,949,646)      (9,686,758)
High Growth Rate Dividend
  Achievers(TM) Portfolio             17,860           (1,847)      1,424,505      1,849,512        (425,007)       1,440,518
International Dividend
  Achievers(TM) Portfolio            472,257         (183,478)      8,422,902      9,142,698        (719,796)       8,711,681
Aerospace & Defense Portfolio         32,046               --       8,262,989      9,743,428      (1,480,439)       8,295,035
Golden Dragon Halter
  USX China Portfolio                606,662       (1,018,146)     16,120,053     24,472,408      (8,352,355)      15,708,569
Lux Nanotech Portfolio                    --               --       8,216,369      9,440,226      (1,223,857)       8,216,369
Value Line Timeliness(TM)
  Select Portfolio                        --               --      10,591,156     14,275,154      (3,683,998)      10,591,156
Water Resources Portfolio            421,922               --      59,118,920     66,694,227      (7,575,307)      59,540,842
WilderHill Clean
  Energy Portfolio                        --       (2,098,368)     77,680,448     87,704,138     (10,023,690)      75,582,080
Zacks Micro Cap Portfolio                 --       (1,951,245)     11,887,779     16,339,746      (4,451,967)       9,936,534
Zacks Small Cap Portfolio             26,152               --       2,567,738      4,092,281      (1,524,543)       2,593,890
Dynamic Biotechnology &
  Genome Portfolio                        --         (321,497)     (8,397,644)    11,607,097     (20,004,741)      (8,719,141)
Dynamic Building &
  Construction Portfolio                  --               --       1,155,652      2,422,062      (1,266,410)       1,155,652
Dynamic Energy Exploration &
  Production Portfolio(1)            434,363               --       8,223,601      8,834,018        (610,417)       8,657,964
Dynamic Food &
  Beverage Portfolio                  38,426         (433,620)        599,857      1,063,410        (463,553)         204,663
Dynamic Hardware &
  Consumer Electronics Portfolio          --               --         825,820      1,588,322        (762,502)         825,820
Dynamic Insurance Portfolio           24,741               --       1,544,255      1,799,094        (254,839)       1,568,996
Dynamic Leisure and
  Entertainment Portfolio             18,022         (751,908)      2,598,031      2,968,358        (370,327)       1,864,145
Dynamic Media Portfolio                7,510         (545,973)        (23,023)     1,730,849      (1,753,872)        (561,486)
Dynamic Networking Portfolio              --         (383,187)      3,102,675      4,110,404      (1,007,729)       2,719,488
Dynamic Oil & Gas
  Services Portfolio                      --               --      24,763,731     28,430,107      (3,666,376)      24,763,731
Dynamic Pharmaceuticals
  Portfolio(2)                        35,370         (231,410)     (1,488,298)     1,391,441      (2,879,739)      (1,684,338)
Dynamic Retail Portfolio               5,308               --       2,637,564      2,912,893        (275,329)       2,642,872
Dynamic Semiconductors
  Portfolio                               --         (271,588)     11,078,441     13,448,693      (2,370,252)      10,806,853
Dynamic Software Portfolio                --         (108,427)      4,819,642      5,643,585        (524,216)       4,711,215
Dynamic Telecommunications &
  Wireless Portfolio                  25,352               --       2,375,117      3,075,702        (700,585)       2,400,469
Dynamic Utilities Portfolio           53,346               --         572,495      1,024,425        (451,930)         625,841

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

At April 30, 2006, the cost of investments for Federal income tax purpose was as follows:

Dynamic Market Portfolio                                            $876,846,479
Dynamic OTC Portfolio                                                206,524,846
FTSE RAFI US 1000 Portfolio                                          102,028,126
Dynamic Large Cap Growth Portfolio                                   144,659,101
Dynamic Large Cap Value Portfolio                                     85,798,117
Dynamic Mid Cap Growth Portfolio                                      99,199,899
Dynamic Mid Cap Value Portfolio                                       54,559,591
Dynamic Small Cap Growth Portfolio                                   112,644,470
Dynamic Small Cap Value Portfolio                                     62,399,857
Dividend Achievers(TM) Portfolio                                      22,190,146
High Yield Equity Dividend Achievers(TM) Portfolio                   468,843,583
High Growth Rate Dividend Achievers(TM) Portfolio                     25,790,331
International Dividend Achievers(TM) Portfolio                       162,540,799
Aerospace & Defense Portfolio                                         76,848,980
Golden Dragon Halter USX China Portfolio                             221,392,683
Lux Nanotech Portfolio                                               104,207,578
Value Line Timeliness(TM) Select Portfolio                           172,231,911
Water Resources Portfolio                                            931,876,484
WilderHill Clean Energy Portfolio                                    645,315,615
Zacks Micro Cap Portfolio                                            146,732,467
Zacks Small Cap Portfolio                                             56,251,167
Dynamic Biotechnology & Genome Portfolio                             258,431,953
Dynamic Building & Construction Portfolio                             24,511,398
Dynamic Energy Exploration & Production Portfolio(1)                 103,622,179
Dynamic Food & Beverage Portfolio                                     23,667,613
Dynamic Hardware & Consumer Electronics Portfolio                     15,939,846
Dynamic Insurance Portfolio                                           29,471,100
Dynamic Leisure and Entertainment Portfolio                           25,097,306
Dynamic Media Portfolio                                               24,567,329
Dynamic Networking Portfolio                                          24,718,238
Dynamic Oil & Gas Services Portfolio                                 311,402,934
Dynamic Pharmaceuticals Portfolio(2)                                  67,647,687
Dynamic Retail Portfolio                                              21,143,865
Dynamic Semiconductors Portfolio                                      95,891,606
Dynamic Software Portfolio                                            45,017,731
Dynamic Telecommunications & Wireless Portfolio                       29,237,331
Dynamic Utilities Portfolio                                           22,244,457

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

DISTRIBUTIONS TO SHAREHOLDERS:

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

                                                                 DISTRIBUTIONS PAID
                                                                    FROM ORDINARY
                                                                       INCOME
                                                                 ------------------
Dynamic Market Portfolio                                            $ 4,155,736
Dynamic OTC Portfolio                                                    51,000
FTSE RAFI US 1000 Portfolio                                             194,752
Dynamic Large Cap Growth Portfolio                                       12,532
Dynamic Large Cap Value Portfolio                                       613,947
Dynamic Mid Cap Value Portfolio                                         398,693

                                                                 DISTRIBUTIONS PAID
                                                                    FROM ORDINARY
                                                                       INCOME
                                                                 ------------------
Dynamic Small Cap Value Portfolio                                   $   190,946
Dividend Achievers(TM) Portfolio                                        272,220
High Yield Equity Dividend Achievers(TM) Portfolio                   14,376,272
High Growth Rate Dividend Achievers(TM) Portfolio                       257,942
International Dividend Achievers(TM) Portfolio                        1,377,038
Aerospace & Defense Portfolio                                            59,157
Golden Dragon Halter USX China Portfolio                                741,732
Lux Nanotech Portfolio                                                   22,920
Water Resources Portfolio                                               291,087
Zacks Micro Cap Portfolio                                                50,928
Dynamic Building & Construction Portfolio                                15,330
Dynamic Energy Exploration & Production Portfolio(1)                     47,068
Dynamic Food & Beverage Portfolio                                       143,712
Dynamic Insurance Portfolio                                             112,084
Dynamic Leisure and Entertainment Portfolio                              28,509
Dynamic Media Portfolio                                                  34,051
Dynamic Pharmaceuticals Portfolio(2)                                    107,249
Dynamic Retail Portfolio                                                 16,497
Dynamic Telecommunications & Wireless Portfolio                          60,084
Dynamic Utilities Portfolio                                             361,097

                                                                 DISTRIBUTIONS PAID
                                                                    FROM RETURN
                                                                    OF CAPTIAL
                                                                 ------------------
Dynamic OTC Portfolio                                               $  107,644
Lux Nanotech Portfolio                                                 147,353
Zacks Micro Cap Portfolio                                               17,888

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

The tax character of distributions paid during the period ended April 30, 2005 was as follows:

                                                                 DISTRIBUTIONS PAID
                                                                    FROM ORDINARY
                                                                       INCOME
                                                                 ------------------
Dynamic Market Portfolio                                            $1,056,515
High Yield Equity Dividend Achievers(TM) Portfolio                   2,710,823
Dynamic Large Cap Value Portfolio                                        8,554
Dynamic Mid Cap Value Portfolio                                         14,070

At April 30, 2006, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                                           CAPITAL LOSS AVAILABLE THROUGH
                                                 ------------------------------------------------       TOTAL
                                                   2011        2012         2013          2014         AMOUNT
                                                 --------   ----------   ----------   -----------   -----------
Dynamic Market Portfolio                         $225,469   $8,920,879   $5,021,729   $13,686,812   $27,854,889
Dynamic OTC Portfolio                             252,044      651,452    5,297,385     5,449,844    11,650,725
Dynamic Large Cap Growth Portfolio                     --           --           --       191,864       191,864
Dynamic Large Cap Value Portfolio                      --           --           --        70,814        70,814
Dynamic Mid Cap Growth Portfolio                       --           --           --       422,220       422,220
Dynamic Mid Cap Value Portfolio                        --           --           --       237,806       237,806
Dynamic Small Cap Growth Portfolio                     --           --           --       823,782       823,782
Dynamic Small Cap Value Portfolio                      --           --           --       703,862       703,862
Dividend Achievers(TM) Portfolio                       --           --           --        23,569        23,569
High Yield Equity Dividend Achievers(TM)
   Portfolio                                           --           --           --     2,613,033     2,613,033
High Growth Rate Dividend Achievers(TM)
   Portfolio                                           --           --           --         1,847         1,847
International Dividend Achievers(TM)
   Portfolio                                           --           --           --       183,478       183,478
Golden Dragon Halter USX China Portfolio               --           --           --     1,018,146     1,018,146
WilderHill Clean Energy Portfolio                      --           --           --     2,098,368     2,098,368
Zacks Micro Cap Portfolio                              --           --           --     1,951,245     1,951,245
Dynamic Biotechnology & Genome Portfolio               --           --           --       321,497       321,497
Dynamic Food & Beverage Portfolio .                    --           --           --       433,620       433,620
Dynamic Leisure and Entertainment Portfolio            --           --           --       751,908       751,908
Dynamic Media Portfolio                                --           --           --       545,973       545,973
Dynamic Networking Portfolio                           --           --           --       383,187       383,187
Dynamic Pharmaceuticals Portfolio(2)                   --           --      164,751        66,659       231,410
Dynamic Semiconductors Portfolio                       --           --           --       271,588       271,588
Dynamic Software Portfolio                             --           --           --       108,427       108,427

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year.

During the period ended April 30, 2006, the following Funds incurred and will elect to defer net capital losses as follows:

                                                                             POST-OCTOBER
                                                                                 LOSSES
                                                                             ------------
Dynamic Market Portfolio                                                      $19,728,924
Dynamic OTC Portfolio                                                           7,074,158
FTSE RAFI US 1000 Portfolio                                                        45,228
Dynamic Large Cap Growth Portfolio                                              2,391,198
Dynamic Large Cap Value Portfolio                                                 151,902
Dynamic Mid Cap Growth Portfolio                                                  424,401
Dynamic Mid Cap Value Portfolio                                                   453,602
Dynamic Small Cap Growth Portfolio                                              1,653,566
Dynamic Small Cap Value Portfolio                                               1,086,986
Dividend Achievers(TM) Portfolio                                                    9,369
High Yield Equity Dividend Achievers(TM) Portfolio                              3,076,609
High Growth Rate Dividend Achievers(TM) Portfolio                                  21,641
International Dividend Achievers(TM) Portfolio                                    149,416
Aerospace & Defense Portfolio                                                      91,340
Lux Nanotech Portfolio                                                             73,063
Value Line Timeliness(TM) Select Portfolio                                      2,587,729
Water Resources Portfolio                                                          40,477
WilderHill Clean Energy Portfolio                                                 150,874
Zacks Micro Cap Portfolio                                                       2,581,349
Zacks Small Cap Portfolio                                                          74,085
Dynamic Biotechnology & Genome Portfolio                                        4,483,537
Dynamic Building & Construction Portfolio                                          98,212
Dynamic Food & Beverage Portfolio                                                 882,606
Dynamic Hardware & Consumer Electronics Portfolio                                 134,639
Dynamic Insurance Portfolio                                                       170,201
Dynamic Leisure and Entertainment Portfolio                                       613,851
Dynamic Media Portfolio                                                         1,182,301
Dynamic Networking Portfolio                                                      392,955
Dynamic Oil & Gas Services Portfolio                                              994,806
Dynamic Retail Portfolio                                                          272,707
Dynamic Semiconductors Portfolio                                                1,878,097
Dynamic Software Portfolio                                                        737,373
Dynamic Telecommunications & Wireless Portfolio                                    45,795
Dynamic Utilities Portfolio                                                       212,262

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended April 30, 2006, the adjustments were as follows:

                                                                                  UNDISTRIBUTED
                                                            UNDISTRIBUTED         CAPITAL GAINS/
                                                           NET INVESTMENT         (ACCUMULATED         PAID-IN
                                                            INCOME (LOSS)            LOSSES)           CAPITAL
                                                           -------------         --------------      -----------
Dynamic Market Portfolio                                     $ (12,910)            $(84,022,274)      $84,035,184
Dynamic OTC Portfolio                                          227,018              (27,227,477)       27,000,459
FTSE RAFI US 1000 Portfolio                                        384                 (998,141)          997,757
Dynamic Large Cap Growth Portfolio                              35,785               (4,200,489)        4,164,704
Dynamic Large Cap Value Portfolio                                   --               (2,071,099)        2,071,099
Dynamic Mid Cap Growth Portfolio                                    --               (5,863,064)        5,863,064
Dynamic Mid Cap Value Portfolio                                     43               (2,009,079)        2,009,036
Dynamic Small Cap Growth Portfolio                            (298,325)              (7,007,855)        7,306,180
Dynamic Small Cap Value Portfolio                                  105               (2,764,936)        2,764,831
Dividend Achievers(TM) Portfolio                                  (383)                (230,901)          231,284
High Yield Equity Dividend Achievers(TM) Portfolio            (522,910)             (15,759,227)       16,282,137
High Growth Rate Dividend Achievers(TM) Portfolio               (4,850)                (958,632)          963,482
International Dividend Achievers(TM) Portfolio                 246,704               (6,020,742)        5,774,038
Aerospace & Defense Portfolio                                      181                 (291,817)          291,636
Golden Dragon Halter USX China Portfolio                        95,782               (6,255,601)        6,159,819
Lux Nanotech Portfolio                                         113,904               (4,490,581)        4,376,677
Value Line Timeliness(TM) Select Portfolio                     125,631               (2,726,406)        2,600,775
Water Resources Portfolio                                           --               (5,583,088)        5,583,088
WilderHill Clean Energy Portfolio                              782,921              (24,041,018)       23,258,097
Zacks Micro Cap Portfolio                                       63,691               (9,822,164)        9,758,473
Dynamic Biotechnology & Genome Portfolio                       735,610              (13,715,213)       12,979,603
Dynamic Building & Construction Portfolio                       15,944               (6,162,217)        6,146,273
Dynamic Energy Exploration & Production Portfolio(1)            51,554               (4,221,710)        4,170,156
Dynamic Food & Beverage Portfolio                                   --                 (943,096)          943,096
Dynamic Hardware & Consumer Electronics Portfolio               46,184               (1,843,273)        1,797,089
Dynamic Insurance Portfolio                                         --               (1,267,161)        1,267,161
Dynamic Leisure and Entertainment Portfolio                        200               (1,073,996)        1,073,796
Dynamic Media Portfolio                                            482                 (709,527)          709,045
Dynamic Networking Portfolio                                   130,625               (1,635,932)        1,505,307
Dynamic Oil & Gas Services Portfolio                            77,301               (6,161,997)        6,084,696
Dynamic Pharmaceuticals Portfolio(2)                                --               (3,404,347)        3,404,347
Dynamic Retail Portfolio                                            --               (2,959,676)        2,959,676
Dynamic Semiconductors Portfolio                               200,059              (11,335,871)       11,135,812
Dynamic Software Portfolio                                     158,565               (2,866,569)        2,708,004
Dynamic Telecommunications & Wireless Portfolio                     --                 (855,794)          855,794
Dynamic Utilities Portfolio                                      9,333               (1,385,401)        1,376,068

(1) First tax year-end will be May 31, 2006.

(2) First tax year-end was November 30, 2005. Tax year-end was changed to April 30, 2006.

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

NOTE 5. DISTRIBUTION AGREEMENT

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of Creation Units of each Fund pursuant to a Distribution Agreement between the Distributor and the Trust. The Distributor does not maintain a secondary market in Shares.

The Board of Trustees of the Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of the average daily net assets for certain distribution-related activities. No 12b-1 fees are currently charged to the Funds, and there are no plans to impose these fees.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended April 30, 2006, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

                                                         PURCHASES       SALES
                                                       ------------   ------------
Dynamic Market Portfolio                               $610,100,398   $627,795,046
Dynamic OTC Portfolio                                   119,574,109    124,214,996
FTSE RAFI US 1000 Portfolio                               1,550,949      1,947,436
Dynamic Large Cap Growth Portfolio                       50,079,356     50,306,416
Dynamic Large Cap Value Portfolio                        12,122,565     11,933,694
Dynamic Mid Cap Growth Portfolio                         39,110,777     40,887,393
Dynamic Mid Cap Value Portfolio                          30,667,572     31,114,737
Dynamic Small Cap Growth Portfolio                       57,874,206     58,341,175
Dynamic Small Cap Value Portfolio                        38,164,653     38,376,493
Dividend Achievers(TM) Portfolio                          1,968,963      2,876,663
High Yield Equity Dividend Achievers(TM) Portfolio       42,223,638     57,376,097
High Growth Rate Dividend Achievers(TM) Portfolio         5,489,575      5,443,611
International Dividend Achievers(TM) Portfolio            8,092,996     11,451,074
Aerospace & Defense Portfolio                               782,822        831,037
Golden Dragon Halter USX China Portfolio                 19,844,453     19,885,862
Lux Nanotech Portfolio                                    4,200,924      4,895,819
Value Line Timeliness(TM) Select Portfolio               48,914,339     47,063,766
Water Resources Portfolio                                13,166,162     15,786,746
WilderHill Clean Energy Portfolio                        13,387,568     26,677,324
Zacks Micro Cap Portfolio                                82,899,652     85,708,667
Zacks Small Cap Portfolio                                   391,365        368,151
Dynamic Biotechnology & Genome Portfolio                 79,746,563     78,440,844
Dynamic Building & Construction Portfolio                11,226,880     10,971,578
Dynamic Energy Exploration & Production Portfolio        13,595,382     13,148,674
Dynamic Food & Beverage Portfolio                        17,625,757     16,989,052
Dynamic Hardware & Consumer Electronics Portfolio         3,450,219      3,182,094
Dynamic Insurance Portfolio                               9,421,095      9,332,097
Dynamic Leisure and Entertainment Portfolio              12,307,886     12,157,539
Dynamic Media Portfolio                                  16,826,663     16,888,242

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

                                                        PURCHASES           SALES
                                                     --------------      ------------
Dynamic Networking Portfolio                         $   10,774,511      $ 12,364,938
Dynamic Oil & Gas Services Portfolio                     15,695,639        18,498,940
Dynamic Pharmaceuticals Portfolio                        11,631,754        11,919,515
Dynamic Retail Portfolio                                  2,692,219         3,651,895
Dynamic Semiconductors Portfolio                         30,098,303        30,358,099
Dynamic Software Portfolio                               27,093,629        26,740,902
Dynamic Telecommunications & Wireless Portfolio             817,210         1,027,114
Dynamic Utilities Portfolio                              10,534,632        10,624,399

For the period ended April 30, 2006, in-kind transactions were as follows:

                                                       PURCHASES            SALES
                                                     --------------      ------------
Dynamic Market Portfolio                             $1,435,242,479      $879,343,502
Dynamic OTC Portfolio                                   369,235,710       239,120,526
FTSE RAFI US 1000 Portfolio                             117,643,503        16,171,804
Dynamic Large Cap Growth Portfolio                      171,491,882        37,123,778
Dynamic Large Cap Value Portfolio                        96,999,278        23,676,630
Dynamic Mid Cap Growth Portfolio                        148,291,068        62,006,767
Dynamic Mid Cap Value Portfolio                          60,155,891        17,252,873
Dynamic Small Cap Growth Portfolio                      164,279,657        66,275,811
Dynamic Small Cap Value Portfolio                        73,366,798        22,394,801
Dividend Achievers(TM) Portfolio                         27,834,379         4,934,497
High Yield Equity Dividend Achievers(TM) Portfolio      332,039,363       184,075,186
High Growth Rate Dividend Achievers(TM) Portfolio        36,318,808        11,509,586
International Dividend Achievers(TM) Portfolio          213,933,173        53,722,144
Aerospace & Defense Portfolio                            78,880,750         2,184,031
Golden Dragon Halter USX China Portfolio                182,624,766        19,525,345
Lux Nanotech Portfolio                                  117,330,260        16,845,304
Value Line Timeliness(TM) Select Portfolio              203,824,556        33,581,894
Water Resources Portfolio                               960,666,994        31,712,537
WilderHill Clean Energy Portfolio                       672,709,716        67,490,469
Zacks Micro Cap Portfolio                               188,736,074        44,482,988
Zacks Small Cap Portfolio                                56,302,038                --
Dynamic Biotechnology & Genome Portfolio                329,835,928        81,619,872
Dynamic Building & Construction Portfolio                73,980,883        55,788,793
Dynamic Energy Exploration & Production Portfolio       134,113,043        35,593,645
Dynamic Food & Beverage Portfolio                        36,144,919        12,777,172
Dynamic Hardware & Consumer Electronics Portfolio        30,954,801        16,991,714
Dynamic Insurance Portfolio                              51,278,415        22,993,273
Dynamic Leisure and Entertainment Portfolio              39,300,753        14,097,299
Dynamic Media Portfolio                                  37,309,815        11,697,306
Dynamic Networking Portfolio                             37,037,110        11,588,235
Dynamic Oil & Gas Services Portfolio                    362,673,183        53,634,138

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

                                                      PURCHASES           SALES
                                                     ------------      -----------
Dynamic Pharmaceuticals Portfolio                    $ 82,981,978      $18,290,511
Dynamic Retail Portfolio                               69,391,073       49,974,502
Dynamic Semiconductors Portfolio                      156,125,472       69,160,255
Dynamic Software Portfolio                             60,468,891       17,824,657
Dynamic Telecommunications & Wireless Portfolio        36,806,281        8,169,044
Dynamic Utilities Portfolio                            43,956,157       22,795,071

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2006. Gains on in-kind transactions are not considered taxable gains for Federal income tax purposes.

NOTE 7. TRUSTEES' FEES

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees' fees are allocated to each Fund based on its average daily net assets.

NOTE 8. CAPITAL

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (50,000 for Dynamic Market and Dynamic OTC Portfolios). Transaction fees at scheduled amounts ranging from $500 to $5,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date.

NOTE 9. STOCK SPLIT

On July 15, 2003, the Board of Trustees of the Trust declared a 4-for-1 stock split for Dynamic Market Portfolio and Dynamic OTC Portfolio based on the shares outstanding at the close of business on July 15, 2003. The stock split entitled each shareholder of record three additional shares for every share of the Fund. Consequently, 901,671 shares were issued for PowerShares Dynamic Market Portfolio and 601,068 shares were issued for PowerShares Dynamic OTC Portfolio. All capital share activity and per share data have been restated to reflect these stock splits.

NOTE 10. INDEMNIFICATIONS

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

NOTE 11. OTHER MATTERS

On January 23, 2006, the Trust's Adviser announced that it had entered into a Purchase Agreement under which the Adviser will sell a controlling interest in itself to AMVESCAP PLC ("AMVESCAP").

The transaction, subject to certain conditions including approval from the Board of Trustees and the shareholders of the Funds, is expected to close in the second or third quarter of 2006.

POWERSHARES EXCHANGE-TRADED FUND TRUST
APRIL 30, 2006

Under the 1940 Act, consummation of this transaction will result in the automatic termination of the investment advisory agreement with the Adviser. Therefore, the Trust's Board of Trustees has approved a new investment advisory agreement among the Adviser and certain owners thereof, AMVESCAP and AIM Management Group, Inc., an indirect wholly-owned subsidiary of AMVESCAP to become effective upon the closing of the sale to AMVESCAP, and subject to approval by the shareholders.

NOTE 12. SUBSEQUENT EVENT

The Board of Trustees authorized the High Yield Equity Dividend Achievers(TM) Portfolio to change the dividend distribution from a quarterly to a monthly basis effective May 1, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF POWERSHARES EXCHANGE-TRADED FUND TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the portfolios (identified in Note
1) comprising PowerShares Exchange-Traded Fund Trust (the "Trust") at April 30, 2006, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at April 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
June 26, 2006

SUPPLEMENTAL INFORMATION (UNAUDITED)

FEDERAL INCOME TAX INFORMATION

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

                                                                    QUALIFIED DIVIDEND    DIVIDENDS-RECEIVED
                                                                          INCOME               DEDUCTION
                                                                    ------------------    ------------------
PowerShares Dynamic Market Portfolio                                       100%                   100%
PowerShares Dynamic OTC Portfolio                                          100%                   100%
PowerShares FTSE RAFI US 1000 Portfolio                                    100%                   100%
PowerShares Dynamic Large Cap Growth Portfolio                             100%                   100%
PowerShares Dynamic Large Cap Value Portfolio                              100%                   100%
PowerShares Dynamic Mid Cap Value Portfolio                                100%                   100%
PowerShares Dynamic Small Cap Value Portfolio                              100%                   100%
PowerShares Dividend Achievers(TM) Portfolio                               100%                   100%
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio             100%                   100%
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio              100%                   100%
PowerShares International Dividend Achievers(TM) Portfolio                 100%                     0%
PowerShares Aerospace & Defense Portfolio                                  100%                   100%
PowerShares Golden Dragon Halter USX China Portfolio                       100%                     0%
PowerShares Lux Nanotech Portfolio                                         100%                   100%
PowerShares Water Resources Portfolio                                      100%                   100%
PowerShares Zacks Micro Cap Portfolio                                      100%                   100%
PowerShares Dynamic Building & Construction Portfolio                      100%                   100%
PowerShares Dynamic Energy Exploration & Production Portfolio               45%                    43%
PowerShares Dynamic Food & Beverage Portfolio                              100%                   100%
PowerShares Dynamic Insurance Portfolio                                    100%                   100%
PowerShares Dynamic Leisure and Entertainment Portfolio                    100%                   100%
PowerShares Dynamic Media Portfolio                                        100%                   100%
PowerShares Dynamic Pharmaceuticals Portfolio                              100%                   100%
PowerShares Dynamic Retail Portfolio                                       100%                   100%
PowerShares Dynamic Telecommunications & Wireless Portfolio                100%                   100%
PowerShares Dynamic Utilities Portfolio                                    100%                   100%

SUPPLEMENTAL INFORMATION (UNAUDITED)

TRUSTEES AND OFFICERS

The Trustees who are affiliated with the Adviser or affiliates of the Adviser and executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by the Trustee, are shown below.

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                               LENGTH OF      PRINCIPAL                 COMPLEX
NAME, ADDRESS AND AGE OF      POSITION(S)      TIME           OCCUPATION(S) DURING      OVERSEEN      OTHER DIRECTORSHIPS
TRUSTEES                      WITH TRUST       SERVED*        PAST 5 YEARS              BY TRUSTEES   HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
H. Bruce Bond (43)**          Trustee and      Since          Managing Director,        37            None
PowerShares Capital              Chief         2003           PowerShares Capital
Management LLC                 Executive                      Management LLC
301 W. Roosevelt Road           Officer                       (August 2002-
Wheaton, IL 60187                                             Present); Manager,
                                                              Nuveen Investments
                                                              (April 1998-
                                                              August 2002)

John Southard (36)**          Trustee and      Since          Managing Director,        37            None
PowerShares Capital            Treasurer       2003           PowerShares Capital
Management LLC                                                Management LLC
301 W. Roosevelt Road                                         (August 2002-
Wheaton, IL 60187                                             Present);
                                                              Analyst, Charles A.
                                                              Schwab Securities
                                                              (May 2001-
                                                              August 2002);
                                                              Analyst, Nike
                                                              Securities
                                                              (October 1992-
                                                              May 2001)

-------------------
 * This is the date the Trustee began serving the Trust.

** Interested Trustee as defined in Section 2a-19 of the 1940 Act.

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                               LENGTH OF      PRINCIPAL                 COMPLEX
NAME, ADDRESS AND AGE OF      POSITION(S)      TIME           OCCUPATION(S) DURING      OVERSEEN      OTHER DIRECTORSHIPS
TRUSTEES                      WITH TRUST       SERVED*        PAST 5 YEARS              BY TRUSTEES   HELD BY TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
D. Mark McMillan (43)         Trustee          Since          Member, Bell, Boyd & 37                 None
c/o PowerShares Capital                        2003           Lloyd LLC (1989-
Management LLC                                                Present)
301 W. Roosevelt Road
Wheaton, IL 60187

Philip M. Nussbaum (44)       Trustee          Since          Chairman,                 37            Director of the
c/o PowerShares Capital                        2003           Performance Trust                       Betzold Companies;
Management LLC                                                Capital Partners                        Director of the
301 W. Roosevelt Road                                         (Investment Bank);                      Communication
Wheaton, IL 60187                                             formerly Betzold,                       Institute
                                                              Berg, Nussbaum &
                                                              Heitman, Inc.
                                                              (July 1999-
                                                              December 2000);
                                                              formerly Executive
                                                              Vice President of
                                                              Finance, Betzold,
                                                              Berg, Nussbaum &
                                                              Heitman, Inc.
                                                              (March 1994-
                                                              July 1999)

Ronn R. Bagge (48)            Trustee          Since          YQA Capital               37            Advisor of Park
YQA Capital                                    2003           Management LLC                          Industries, Inc.
Management, LLC                                               (July 1998-Present);                    (manufacturer);
1755 S. Naperville Rd.,                                       formerly Owner/CEO                      Director of
Suite 100                                                     of Electronic Dynamic                   MasterCare Experts,
Wheaton, IL 60187                                             Balancing Co., Inc.                     Inc. (consumer
                                                              (high-speed rotating                    services); Advisor of
                                                              equipment service                       IVCF Great Lakes
                                                              provider)                               Region (non-profit);
                                                                                                      Director of Living
                                                                                                      Waters Wilderness
                                                                                                      Adventure Inc. (non-
                                                                                                      profit); Director of
                                                                                                      Wheaton Christian
                                                                                                      Grammar School

---------------
* This is the date the Trustee began serving the Trust.

                                                       LENGTH OF
NAME, ADDRESS AND                   POSITION(S)        TIME
AGE OF OFFICERS                     WITH TRUST         SERVED      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Keith Ovitt (43)                    Secretary          Since       Managing Director, PowerShares Capital Management
PowerShares Capital                                    2003        LLC (April 2003-Present); President, Ovitech
Management LLC                                                     (2002-2003); Vice President of Information Systems
301 W. Roosevelt Road                                              for DFG Foods, LLC (Division of FoodBrands
Wheaton, IL 60187                                                  America/Tyson Foods) (1999-2002); Systems
                                                                   Manager, Nabisco Biscuit Company (1997-1999)

Kevin R. Gustafson (40)              Chief            Since        General Counsel and Chief Compliance Officer,
PowerShares Capital                Compliance         2004         PowerShares Capital Management LLC (September
Management LLC                       Oficer                        2004-Present); Attorney, Nyberg & Gustafson (2001-
301 W. Roosevelt Road                                              2004); Attorney, Burke, Warren, McKay & Serritella,
Wheaton, IL 60187                                                  P.C. (1997-2000)

Bruce T. Duncan (51)                 Chief            Since        Sr. VP-Finance, PowerShares Capital Management
PowerShares Capital                Financial          2006         LLC (September 2005-Present; CFO since April 2006);
Management LLC                      Officer                        Certified Public Accountant & Attorney, Private
301 W. Roosevelt Road                                              Practice (June 2000-September 2005); Vice President-
Wheaton, IL 60187                                                  Tax and Vice President-Investor Relations, The
                                                                   ServiceMaster Company (January 1990-June 2000)

BOARD CONSIDERATIONS REGARDING APPROVAL/RENEWAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

At a meeting held on March 22, 2006, the Board of Trustees of PowerShares Exchange-Traded Fund Trust (the "Trust"), including the Independent Trustees, unanimously approved (1) the continuation of the current Advisory Agreement (the "Existing Advisory Agreement") between PowerShares Capital Management LLC (the "Adviser") and the Trust with respect to certain Funds of the Trust as listed below (the Existing Advisory Agreement for the newer Funds of the Trust was approved at the organizational meetings for such Funds, as described below) and
(2) the new Advisory Agreement (the "New Advisory Agreement") between the Adviser and the Trust with respect to each Fund in connection with the acquisition of the Adviser by AMVESCAP PLC ("AMVESCAP") pursuant to the terms of a Purchase Agreement dated as of January 23, 2006 by and among the Adviser and certain owners thereof, AMVESCAP and A I M Management Group, Inc., an indirect wholly-owned subsidiary of AMVESCAP (the "Acquisition").

As discussed in more detail below, the Board of Trustees believes that the nature and extent of services provided to the Funds under the Existing Advisory Agreement are appropriate and that the quality of the services is good. The Board also believes that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in light of the quality of services provided.

The Board also believes that the Acquisition will not adversely affect the Adviser or the level of services provided by the Adviser, but rather, may enhance the Adviser's facilities and organization, which may, in turn, enhance the level of services provided by the Adviser to the Funds.

NEW ADVISORY AGREEMENT

In late November 2005, the Adviser informed the Independent Trustees that it was negotiating with AMVESCAP regarding a potential sale of a controlling interest in the Adviser. At the December 16, 2005 quarterly Board meeting, management of the Adviser described the possible sale, and the Independent Trustees met in executive session to discuss their duties in connection with the proposed transaction. The Independent Trustees received a memorandum from independent counsel that addressed their duties in light of the possible change of control of the Adviser.

On January 23, 2006, the Adviser announced that it had entered into the Purchase Agreement. Under the direction of the Independent Trustees, independent counsel provided AMVESCAP with an initial list of requested information to be addressed.

After receiving written responses to these requests, the Board met on February 21, 2006 to consider the information and to meet certain senior executives of AMVESCAP. The Independent Trustees then requested additional information on how AMVESCAP intended to integrate the Adviser's back office operations and on the compliance and other resources that would become available to the Adviser after the closing of the Acquisition. Representatives of the Adviser and AMVESCAP discussed this information at the March 22, 2006 Board meeting. At this meeting, the Board considered the information provided by the Adviser and the information provided by AMVESCAP as described above.

Throughout the process, the Independent Trustees had the assistance of legal counsel, who advised them on, among other things, their duties and obligations.

In connection with its review, the Board obtained substantial information regarding: the management of AMVESCAP, the history of AMVESCAP's business and operations, and the future plans of AMVESCAP and the Adviser with respect to the Funds. The Board also received information regarding the terms of the Acquisition, including the terms of the Purchase Agreement and employment agreements with key employees of the Adviser to become effective upon the closing of the Acquisition. AMVESCAP described its plans to add resources to the back office support areas such as legal and compliance, fund administration, information technology, finance and human resources, and to provide significant management support to the Funds and the Adviser's management team.

The Board also considered that the Purchase Agreement requires the Adviser to use its best efforts to obtain the Board's approval of a new principal underwriter agreement with A I M Distributors, Inc. (an affiliate of AMVESCAP). Although a new principal underwriter agreement had not yet been presented to the Board, the Board considered the role of the principal underwriter, generally, and under the terms of the Trust's exemptive orders from the SEC, and the capabilities of A I M Distributors, Inc.

The Board also considered that AMVESCAP intends, after the Acquisition, to consider proposing that AMVESCAP affiliates assume various administrative responsibilities currently performed for the Trust by unaffiliated third party service providers.

The Board also reviewed regulatory issues relating to AMVESCAP and its affiliates.

In connection with their deliberations, the Independent Trustees obtained certain assurances from AMVESCAP, including the following:

* AMVESCAP and its affiliates would use its reasonable best efforts to comply with Section 15(f) of the Investment Company Act of 1940, as amended (the "1940 Act"), and that AMVESCAP is not aware of any express or implied term, condition, arrangement or understanding that would impose an "unfair burden" on any Fund as a result of the Acquisition and has agreed that neither it nor any of its affiliates will take any action that would have the effect of imposing an "unfair burden" on any Fund as a result of the Acquisition,

* AMVESCAP or its affiliates would pay a portion of the costs and expenses incurred by the Funds associated with the Acquisition (the Adviser agreed to bear all remaining costs),

* the Acquisition would not result in any change to any Fund's investment objective or policies (other than as described in a Proxy Statement prepared in connection with seeking shareholder approval of the New Advisory Agreement and certain changes to the Funds' policies),

* AMVESCAP does not propose to make any material change in the manner in which investment advisory or other services are rendered to each Fund, apart from its intention to propose, subject to receipt of necessary regulatory approvals, that the Trust retain A I M Distributors, Inc. to serve as principal underwriter of the Funds,

* after the Acquisition, AMVESCAP intends that the Funds will continue to receive, without interruption, services of the type and quality no less favorable than that currently provided by the Adviser,

* AMVESCAP intends to maintain or enhance the Adviser's facilities and organization either directly or indirectly through the Adviser's access to the facilities and organization of AMVESCAP and its affiliates,

* AMVESCAP intends to maintain the "PowerShares" brand identity and is committed to seeking to strengthen and enhance the brand, either singly or in combination with other brands utilized by AMVESCAP and its affiliates, and the distribution of the Funds,

* AMVESCAP will promptly advise the Independent Trustees of decisions materially affecting the Adviser that could have an impact on the Funds, and

* AMVESCAP will indemnify, defend and hold harmless the Trust and the Independent Trustees from and against any liability, claims and expenses insofar as such liability, claim or expense is based upon or arises from
   (1) any untrue statement or alleged untrue statement of a material fact contained in the following (collectively, "AMVESCAP Information"):
   (A) certain statements included in the Proxy Statement in conformity with information furnished in writing by AMVESCAP or (B) descriptions of certain information presented to the Independent Trustees at meetings of the Board held on February 21, 2006 and March 22, 2006 and set forth in written minutes of such meetings or (2) any omission or alleged omission to state a material fact in the AMVESCAP Information required to be stated therein in order to make the statements in the AMVESCAP Information, in light of the circumstances under which they were made, not misleading.

The Board noted that, in previously approving the Existing Advisory Agreement for each Fund (either initially or for the continuation thereof), the Board had considered numerous factors, as described below. As a result of their review and consideration of the Acquisition and the New Advisory Agreement for each Fund, the Board, including the Independent Trustees, determined to approve the New Advisory Agreement for each Fund, and to recommend the Agreement to the shareholders of each Fund for their approval. No single factor was determinative in the Board's analysis.

EXISTING ADVISORY AGREEMENT

At the March 22, 2006 Board meeting, the Trustees considered the Existing Advisory Agreements for the following Funds:

PowerShares Dynamic Market Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend Achievers(TM) Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Aerospace & Defense Portfolio
PowerShares Dynamic Hardware & Consumer Electronics Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Value Line Timeliness(TM) Select Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Funds, (iii) the costs of services to be provided and estimated profits realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies, and (vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Existing Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

NATURE, EXTENT AND QUALITY OF SERVICES. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's current organization and the background and experience of the persons responsible for the day-to-day management of the Funds. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed information on the performance of the Funds and the performance of their benchmark indices. The Trustees also reviewed the correlation between the underlying index and each Fund's performance and concluded that the correlation between the Fund's performance, before expenses, to the underlying index that the Adviser seeks to replicate was appropriate.

The Trustees also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function.

Based on their review, the Trustees found that the nature and extent of services provided to the Funds under the Existing Advisory Agreement are appropriate and that the quality is good.

FEES, EXPENSES AND PROFITABILITY. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expense ratios and the advisory fee, as compared to three categories of comparable funds selected by Lipper Inc., an independent source: exchange-traded index funds ("ETFs"), open-end funds and closed-end funds. The Trustees also reviewed and discussed information prepared by Lipper Inc. on expense ratios and advisory fees of all ETFs. The Trustees noted that the advisory fee charged to the Funds was identical, except for the advisory fee for the PowerShares High Yield Dividend Achievers(TM) Portfolio (for which the annual advisory fee was 0.40% of average net assets), and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees (for all Funds other than the initial two Funds, the PowerShares Dynamic OTC Portfolio and the PowerShares Dynamic Market Portfolio), brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the PowerShares High Yield Equity Dividend Achievers(TM) Portfolio) at least until April 30, 2007. The Trustees noted that the Adviser does not provide investment management services to clients other than the Trust. The Trustees noted that the advisory fees were at the higher end of the ETF universe, but were generally lower than fees for actively-managed open-end and closed-end funds, and were reasonable because of the complexity of the indices, which require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and expense ratio of each Fund are competitive and that the advisory fee for each Fund is reasonable and appropriate in amount in light of the quality of services provided and the expense cap in place.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser under each Agreement, as well as the fees waived and expenses reimbursed by the Adviser for the Funds. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to each Fund. The Trustees noted that the Adviser had not yet fully recovered losses it had experienced during the first years of the Funds when they were heavily subsidized by the Adviser. The Trustees concluded that the profitability to the Adviser of the advisory services provided to the Funds is not unreasonable.

ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees reviewed each Fund's asset size, expense ratio, expense limitation agreed to by the Adviser and whether the investment process produced economies of scale. The Trustees noted that certain fixed costs associated with the management of the Funds are being reduced on a per-Fund basis as additional Funds are added, and that the gradual reduction of the per-Fund cost may enable the Adviser to operate the Funds under the expense cap, which potentially would lower the costs to shareholders. The Trustees noted that the Expense Recapture Agreement with the Trust provided that the Adviser was entitled to be reimbursed by each Fund for fees waived or expenses absorbed pursuant to the expense cap for a period of three years from the date the fee or expense was incurred, provided that no reimbursement would be made that would result in a Fund exceeding its expense cap.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Existing Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

The Existing Advisory Agreement was considered at their respective organizational meeting for the following Funds:

PowerShares Dividend Achievers(TM) Portfolio
PowerShares International Dividend Achievers(TM) Portfolio
PowerShares High Growth Rate Dividend Achievers(TM) Portfolio
PowerShares Zacks Small Cap Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Energy Exploration & Production Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares Global Water Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the investment performance of the indices tracked by the Funds (since Fund performance information was not available), (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale are realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies, and
(vii) any benefits realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Existing Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

NATURE, EXTENT AND QUALITY OF SERVICES. With respect to the nature, extent and quality of services to be provided by the Adviser, the Board reviewed the functions performed by the Adviser, the Adviser's Form ADV and the Adviser's financial condition, and considered the quality of services provided to the other Funds of the Trust. The Board reviewed information on the performance of other Funds and the performance of their benchmark indices, and concluded that the Adviser had demonstrated capability with respect to an investment strategy of replicating, before fees and expenses, as closely as possible the performance of various indices. The Board also considered the services provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent, and noted the significant amount of time and effort that had been devoted to this oversight function.

FEES, EXPENSES AND PROFITABILITY. The Board reviewed and discussed the information provided by the Adviser on the Funds' anticipated expense ratios and the advisory fee, as compared to comparable funds selected by Lipper Inc., an independent source. The Board noted that the advisory fee to be charged to the Funds was identical, except for the advisory fee for the PowerShares Dividend Achievers(TM) Portfolio, the PowerShares International Dividend Achievers(TM) Portfolio and the PowerShares High Growth Rate Dividend Achievers(TM) Portfolio (for which the annual advisory fee was 0.40% of average net assets) and that the Adviser had agreed to waive the fee and/or pay expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expenses, licensing fees, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% (0.50% for the three Funds with annual advisory fees of 0.40%) at least until April 30, 2007. The Board noted that the Adviser does not provide investment management services to clients other than the Trust. The Board noted that the advisory fees were at the higher end of the ETF universe, but were lower than open-end (non-ETF) funds as well as closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Board therefore concluded that the advisory fee and anticipated expense ratio of each Fund were competitive and that the advisory fee for each Fund was reasonable and appropriate in amount in light of the quality of services to be provided and the expense cap that would be in place. The Board reviewed the profitability data that had been provided by the Adviser for the initial two Funds, noting that the Adviser stated that its costs of managing those Funds have generally exceeded the amount otherwise payable as the advisory fee, and that the Adviser also had absorbed expenses pursuant to the expense cap provisions of the Existing Advisory Agreement.

ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE. The Board reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Board reviewed information provided by the Adviser with respect to its ability to spread certain fixed costs among the Funds. The Board noted that certain fixed costs associated with the management of the series of the Trust are being reduced on a per-fund basis as additional series are added, and that the gradual reduction of the per-fund cost may enable the Adviser to operate the Funds under the expense cap, which potentially would lower the costs to shareholders.

The Board noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

                                   * * * *

As a result of their review and consideration of the Acquisition and the proposed New Advisory Agreement, at the March 22, 2006 meeting the Board, including the Independent Trustees, unanimously determined to approve the New Advisory Agreement for each Fund, and to recommend the Agreement to the shareholders of each Fund for their approval.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 843-2639. This information is also available on the Securities and Exchange Commission's ("Commission") website at WWW.SEC.GOV.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 843-2639; or
(ii) accessing the Funds' Form N-PX on the Commission's website at WWW.SEC.GOV.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at WWW.SEC.GOV. The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

THERE ARE RISKS INVOLVED IN INVESTING IN ETFS, INCLUDING POSSIBLE LOSS OF MONEY. INVESTING IN SECURITIES OF SMALL AND MEDIUM SIZED COMPANIES INVOLVES GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH INVESTING IN MORE ESTABLISHED COMPANIES, AND INVESTMENTS IN CONCENTRATED INDUSTRY SECTORS INVOLVE GREATER RISKS THAN INVESTMENTS THAT ARE MORE DIVERSIFIED. POWERSHARES ARE NOT ACTIVELY MANAGED AND ARE SUBJECT TO RISKS SIMILAR TO STOCKS, INCLUDING THOSE RELATED TO SHORT SELLING AND MARGIN MAINTENANCE. POWERSHARES ARE NOT FDIC INSURED, MAY LOSE VALUE AND HAVE NO BANK GUARANTEE. POWERSHARES IS A REGISTERED TRADEMARK OF POWERSHARES CAPITAL MANAGEMENT LLC. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

ALPS DISTRIBUTORS, INC. IS THE DISTRIBUTOR OF THE POWERSHARES EXCHANGE-TRADED FUND TRUST.

AN INVESTOR SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. FOR MORE COMPLETE INFORMATION ABOUT POWERSHARES CALL 800.THE.AMEX OR VISIT OUR WEBSITE POWERSHARES.COM FOR A PROSPECTUS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                                                                 POWERSHARES(TM)

                                                           301 W. ROOSEVELT ROAD
                                                               WHEATON, IL 60187

                                                                    800.983.0903
                                                             WWW.POWERSHARES.COM

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert is Phillip Nussbaum. Mr. Nussbaum is independent as defined in Form N-CSR, Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for the Registrant's fiscal years ended April 30, 2006 and April 30, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal periods were $636,000 and $166,500, respectively.

(b) AUDIT-RELATED FEES. The aggregate fees billed for the Registrant's fiscal years ended April 30, 2006 and April 30, 2005 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Item 4(a) were $247,675 and $42,000, respectively. These fees principally related to tax return reviews as well as reviews of Trust's Registration Statements.

(c) TAX FEES. The aggregate fees billed for the Registrant's fiscal years ended April 30, 2006 and April 30, 2005 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $0 and $0, respectively.

(d) ALL OTHER FEES. All other aggregate fees billed for the Registrant's fiscal years ended April 30, 2006 and April 30, 2005 were $0 and $10,000, respectively. All other fees for the fiscal year ended April 30, 2005 related to review of the Trust's disclosure controls and procedures.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit and Tax Fees of the Registrant. All of the services described in paragraphs (b) and (c) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act, which consists of the independent trustees. The Audit Committee members are Phillip Nussbaum, Mark McMillan, and Ronn Bagge.

ITEMS 6. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

   a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

       A stock held by the PowerShares Golden Dragon Halter USX China Portfolio (the "Fund"), China Energy Savings Technology, Inc. ("CESV"), was subject to a trading halt commencing on February 15, 2006 and was delisted from the NASDAQ on May 19, 2006. CESV commenced trading in the Pink Sheets on June 5, 2006. Immediately prior to the trading halt, CESV represented approximately 0.22% of the Fund's portfolio.

       During this period, a fair value was assigned to CESV by the Fund manager and staff. However, the Fund's Pricing Committee was not convened and CESV was not valued in a manner consistent with the Fund's pricing procedures. There was a deficiency in the Fund's control procedures to the extent that the Fund's pricing procedures were not followed. The difference in pricing of the security had no material effect on the financial statements of the Fund.

       Management has taken steps to enhance its control procedures related to fair value pricing. These steps include, among other things, (i) working with the Fund's Administrator to implement an automated system which will trigger an electronic notice to Pricing Committee members in the event of a trading halt, the delisting of a security or if a security does not change its price for three consecutive business days and (ii) the imposition of more rigorous documentation requirements.

   b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM  12. EXHIBITS.

(a)(1)   Code of Ethics.

(a)(2) Certifications of the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b) Certifications of the Registrant's Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PowerShares Exchange-Traded Fund Trust
----------------------------------------

By:  /s/  H. Bruce Bond
   ------------------------------
Name:  H. Bruce Bond

Title:    Chairman and Chief Executive Officer

Date:    July 5, 2006

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/  H. Bruce Bond
   ------------------------------
Name:  H. Bruce Bond

Title:    Chairman and Chief Executive Officer

Date:    July 5, 2006

By:  /s/  Bruce T. Duncan
   ------------------------------
Name:  Bruce T. Duncan

Title:    Chief Financial Officer

Date:    July 5, 2006